File Nos.         333-139701
                                                                       811-05618
================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No. 8                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ( )
            Amendment  No. 247                                            (X)

                      (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     ------------------------------------
        (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     ----------------------------------------------------
        (Name of Depositor)

     5701 Golden Hills Drive, Minneapolis, MN                         55416
     -------------------------------------------                     --------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code               (763)  765-2913

     Name and Address of Agent for Service
     -------------------------------------
          Stewart D. Gregg, Senior Securities Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416
          (763) 765-2913

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

____ on (date) pursuant to paragraph (b) of Rule 485

__X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
August 14, 2008

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS
                                        1




                THE ALLIANZ VISION(SM) VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


The information in this prospectus is not complete and may be changed. We cannot sell the Allianz Vision Variable Annuity until the Registration Statement filed with the Securities and Exchange Commission for this variable annuity is effective. This prospectus is not an offer to sell this Contract and is not soliciting an offer to buy the Contract in any state where the offer or sale is not permitted.



For your convenience we have provided a glossary (see section 13) that defines key, capitalized terms that are used in this prospectus.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.

The basic Contract (Base Contract) offers a variety of standard features including a number of different Investment Options, multiple annuitization options, a free withdrawal privilege, and a death benefit. The Contract also offers optional benefits (subject to certain restrictions and availability) that are each available for an additional charge. You can select only one of the following optional benefits: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option. You can also select only one of the following optional benefits: the Target Date Retirement Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, or the Lifetime Plus 10 Benefit. The optional Quarterly Value Death Benefit is available with all other optional benefits. For more details and additional information, please see section 11, Selection of Optional Benefits; section 11.a, The Target Date Retirement Benefit; section 11.b, The Lifetime Plus Benefits; and section 11.c, Other Optional Benefits. Annuity contracts that credit a bonus generally have higher fees and charges than contracts that do not credit a bonus. Therefore, the amount of credit received under the Bonus Option may be more than offset by the additional fees and charges associated with it.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.



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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract's features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: __________, 2008


We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Options in the future. We do not currently offer a fixed account. Contracts with the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit are subject to restrictions on allocations and transfers among certain Investment Options. For more information on the restrictions, see the "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" discussions in section 11.a, The Target Date Retirement Benefit; section 11.b, The Lifetime Plus Benefits; see also Appendix D.


INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
--------------------------------------------------------------------------------
AIM

AZL(R) AIM International Equity Fund

BLACKROCK

AZL(R) Money Market Fund

BlackRock Global Allocation V.I. Fund

CLEARBRIDGE

AZL(R) LMP Large Cap Growth Fund

COLUMBIA

AZL(R) Columbia Technology Fund

DAVIS

AZL(R) Davis NY Venture Fund

Davis VA Financial Portfolio

DREYFUS

AZL(R) Dreyfus Founders Equity Growth Fund

AZL(R) Dreyfus Premier Small Cap Value Fund

AZL(R) S&P 500 Index Fund

AZL(R) Small Cap Stock Index Fund

FIRST TRUST

AZL(R) First Trust Target Double Play Fund

FRANKLIN TEMPLETON

AZL(R) Franklin Small Cap Value Fund

Franklin Global Communications Securities Fund

Franklin High Income Securities Fund

Franklin Income Securities Fund

Franklin Templeton VIP Founding Funds Allocation Fund

Franklin U.S. Government Fund

Franklin Zero Coupon Fund 2010

Mutual Discovery Securities Fund

Mutual Shares Securities Fund

Templeton Global Income Securities Fund

Templeton Growth Securities Fund

FUSION PORTFOLIOS

AZL(R) Fusion Balanced Fund

AZL(R) Fusion Growth Fund

AZL(R) Fusion Moderate Fund

JENNISON

AZL(R) Jennison 20/20 Focus Fund

AZL(R) Jennison Growth Fund



LEGG MASON

AZL(R) Legg Mason Growth Fund

AZL(R) Legg Mason Value Fund

NEUBERGER BERMAN

AZL(R) Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE

AZL(R) NACM International Fund

OPPENHEIMER CAPITAL

AZL(R) OCC Opportunity Fund

AZL(R) OCC Value Fund

OpCap Mid Cap Portfolio(1)

OPPENHEIMER FUNDS

AZL(R) Oppenheimer Global Fund

AZL(R) Oppenheimer International Growth Fund

AZL(R) Oppenheimer Main Street Fund

PIMCO

AZL(R) PIMCO Fundamental IndexPLUS Total Return Fund

PIMCO VIT All Asset Portfolio

PIMCO VIT CommodityRealReturn((TM)) Strategy Portfolio

PIMCO VIT Emerging Markets Bond Portfolio

PIMCO VIT Global Bond Portfolio (Unhedged)

PIMCO VIT High Yield Portfolio

PIMCO VIT Real Return Portfolio

PIMCO VIT Total Return Portfolio

SCHRODER

AZL(R) Schroder Emerging Markets Equity Fund

AZL(R) Schroder International Small Cap Fund

TARGETPLUS PORTFOLIOS

AZL TargetPLUS(SM) Balanced Fund

AZL TargetPLUS(SM) Equity Fund

AZL TargetPLUS(SM) Growth Fund

AZL TargetPLUS(SM) Moderate Fund

TURNER

AZL(R) Turner Quantitative Small Cap Growth Fund

VAN KAMPEN

AZL(R) Van Kampen Comstock Fund

AZL(R) Van Kampen Equity and Income Fund

AZL(R) Van Kampen Global Franchise Fund

AZL(R) Van Kampen Global Real Estate Fund

AZL(R) Van Kampen Growth and Income Fund

AZL(R) Van Kampen Mid Cap Growth Fund

(1) A fund of the Premier VIT series.


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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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TABLE OF CONTENTS

Fee Tables............................................5
    Contract Owner Transaction Expenses...............5
    Contract Owner Periodic Expenses..................6
    Annual Operating Expenses of the
         Investment Options                           8
    Examples..........................................8
1.  The Variable Annuity Contract....................10
    Ownership........................................11
2.  Purchase.........................................12
    Purchase Payments................................12
    Automatic Investment Plan(AIP) ..................12
    Allocation of Purchase Payments..................13
    Tax-Free Section 1035Exchanges.................. 13
    Faxed Applications...............................14
    Free Look/Right to Examine.......................14
    Accumulation Units/Computing the Contract Value..14
3.  The Annuity Phase................................15
    Income Date......................................16
    Partial Annuitization............................16
    Annuity Options..................................17
    Annuity Payments.................................18
4.  Investment Options...............................19
    Substitution and Limitation on Further Investments26
    Transfers........................................26
    Excessive Trading and Market Timing..............27
    Dollar Cost Averaging (DCA) Program..............29
    Flexible Rebalancing.............................30
    Financial Advisers - Asset Allocation Programs...30
    Voting Privileges................................31
5.  Our General Account..............................31
6.  Expenses.........................................31
    Mortality and Expense Risk (M&E) Charges.........31
    Contract Maintenance Charge......................33
    Withdrawal Charge................................33
    Transfer Fee.....................................36
    Premium Taxes....................................36
    Income Taxes.....................................36
    Investment Option Expenses.......................36
7.  Taxes............................................37
    Annuity Contracts in General.....................37
    Qualified Contracts..............................37
    Multiple Contracts...............................38
    Partial 1035 Exchanges...........................38
    Distributions - Non-Qualified Contracts..........38
    Distributions - Qualified Contracts..............39
    Assignments, Pledges and Gratuitous Transfers....40
    Death Benefits...................................40
    Withholding......................................40
    Federal Estate Taxes.............................41
    Generation-Skipping Transfer Tax.................41
    Foreign Tax Credits..............................41
    Annuity Purchases by Nonresident Aliens and
        Foreign Corporations.........................41
    Possible Tax Law Changes.........................41
    Diversification..................................41
    Required Distributions...........................41
8.  Access to Your Money.............................42
    Free Withdrawal Privilege........................43
    Waiver of Withdrawal Charge Benefit..............44
    Systematic Withdrawal Program....................44
    The Minimum Distribution Program and
      Required Minimum Distribution (RMD) Payments   44
    Suspension of Payments or Transfers..............45
9.  Illustrations....................................45
10. Death Benefit....................................45
    Traditional Death Benefit........................45
    Death of the Owner and/or Annuitant Under All
        Other Contracts..............................47
    Death Benefit Payment Options....................50
11. Selection of Optional Benefits...................51
11.a The Target Date Retirement Benefit..............52
    Adding the Target Date Retirement Benefit to
        Your Contract................................53
    Removing the Target Date Retirement Benefit from
        Your Contract................................54
    The Target Value Date............................54
    Calculating the Target Value.....................55
    Investment Option Allocation and Transfer
       Restrictions and Quarterly Rebalancing        55
    Termination of the Target Date Retirement Benefit56
11.b The Lifetime Plus Benefits......................56
    Adding the Lifetime Plus Benefit, Lifetime Plus II
      Benefit, or Lifetime Plus 10 Benefit to
        Your Contract                                58
    Removing the Lifetime Plus Benefit, Lifetime
    Plus II Benefit, or Lifetime Plus 10 Benefit from
        Your Contract................................58
    Who is Considered a Covered Person(s)?...........59
    If You Begin Receiving Lifetime Plus Payments....61
    Lifetime Plus Payments...........................62
    Automatic Annual Payment Increases to the
        Lifetime Plus Payments.......................65
    The Benefit Base.................................69
    The Quarterly Anniversary Value..................69
    The 5% Annual Increase Under the
        Lifetime Plus Benefit........................70
    Manual Resets of the 5% Annual Increase Under
        the Lifetime Plus Benefit                    71
    The Highest Annual Increase Under the
        Lifetime Plus II Benefit.....................71
    The Enhanced 5% Annual Increase Under the
        Lifetime Plus II Benefit.....................71



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    Automatic Resets of the Enhanced 5% Annual
     Increase Under the Lifetime Plus II Benefit     72
    The 10% Annual Increase Under the
        Lifetime Plus 10 Benefit.....................74
    Automatic Resets of the 10% Annual Increase
        Under the Lifetime Plus 10 Benefit           74
    Investment Option Allocation and Transfer
        Restrictions and Quarterly Rebalancing       75
    Taxation of Lifetime Plus Payments...............76
    Termination of the Lifetime Plus Benefit,
        Lifetime Plus II Benefit, and
        Lifetime Plus 10 Benefit.....................76
11.c Other Optional Benefits.........................77
    Quarterly Value Death Benefit....................77
    Bonus Option.....................................78
    Short Withdrawal Charge Option...................79
    No Withdrawal Charge Option......................79
12. Other Information................................80
    Allianz Life.....................................80
    The Separate Account.............................80
    Distribution.....................................80
    Additional Credits for Certain Groups............82
    Administration/Allianz Service Center............82
    Legal Proceedings................................82
    Financial Statements.............................83
13. Glossary.........................................83
14. Table of Contents of
    the Statement of
      Additional Information (SAI)                   86
15. Privacy and Security Statement...................87
Appendix A - Annual Operating Expenses for
    Each Investment Option                           89
Appendix B - Condensed Financial Information.........93
Appendix C - Target Value Calculation and Examples...96
    Calculating the Target Value Under the
        Target Date Retirement Benefit...............96
    Examples of the Target Value Calculations........96
    Example of the Effect of a Partial Withdrawal
        on the Target Value                          97

Appendix D - Investment Option Allocation and
    Transfer Restrictions and Quarterly Rebalancing  98
    Determining the Maximum Allowable and
         Minimum Required Group Allocation          100
    Determining the Required Group Allocation.......101
    Examples of Quarterly Rebalancing...............102
Appendix E - Quarterly Anniversary Value
         Calculation and Examples                   106
    Calculating the Quarterly Anniversary Value Under
         the Lifetime Plus Benefits                 106
    Calculating the Quarterly Anniversary Value Under
         the Quarterly Value Death Benefit          106
    Examples of the Quarterly Anniversary Value
        Calculations................................107
    Example of the Effect of a Partial Withdrawal
        on the Quarterly Anniversary Value          108
Appendix F - Calculations and Examples of the 5%
    Annual Increase and Enhanced 10-Year
    Value Under the LIfetime Plus Benefit           109
    Calculating the 5% Annual Increase..............109
    Calculating the Enhanced 10-Year Value..........109
    Examples of the 5% Annual Increase and the
        Enhanced 10-Year Value Calculation..........110
    Example of the Effect of a Large Additional
    Purchase Payment on the Enhanced 10-Year Value  112
Appendix G - Calculations and Examples of the
    Highest Annual Increase Under the
    Lifetime Plus II Benefit........................113
    Calculating the Enhanced 5% Annual Increase.....113
    Calculating the Enhanced 10-Year Value..........114
    The Highest Annual Increase.....................115
    Example of the Highest Annual Increase..........115
    Example of the Effect of a Large Additional
    Purchase Payment on the Enhanced 10-Year Value  117
Appendix H - Calculations and Example of the
    10% Annual Increase Under the
    Lifetime Plus 10 Benefit........................118
    Calculating the 10% Annual Increase.............118
    Example of the 10% Annual Increase..............119
Appendix I - Withdrawal Charge Examples.............120
For Service or More Information.....................122


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FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES Withdrawal Charge During the Accumulation Phase(1),(2) (as a percentage of each Purchase Payment withdrawn)

  Number of Complete
    Years Since We
Received Your Purchase
        Payment                                              Withdrawal Charge Amount
                                                    Contract with the        Contract with the        Contract with the
                                                          Bonus              Short Withdrawal       No Withdrawal Charge
                              Base Contract         Option((3)),((4))       Charge Option((3))         Option((3)),(5)

           0                       8.5%                    8.5%                     8.5%                       0%
           1                       8.5%                    8.5%                     7.5%                       0%
           2                       7.5%                    8.5%                     5.5%                       0%
           3                       6.5%                      8%                       3%                       0%
           4                         5%                      7%                       0%                       0%
           5                         4%                      6%                       0%                       0%
           6                         3%                      5%                       0%                       0%
           7                         0%                      4%                       0%                       0%
           8                         0%                      3%                       0%                       0%
    9 years or more                  0%                      0%                       0%                       0%

Transfer Fee((6))..........................................$25



Premium Taxes((7))..................................0% to 3.5%
(as a percentage of each Purchase Payment)


(1) The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege during the Annuity Phase or after you begin to receive Lifetime Plus Payments under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit (if applicable). Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money; and section 11.b, The Lifetime Plus Benefits. NOTE: No withdrawal charge applies if you select the No Withdrawal Charge Option at Contract issue. For more details and additional information, please see the discussion that appears in section 11.c, Other Optional Benefits - No Withdrawal Charge Option.
(2) The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.
(3) Some or all of the optional benefits may not be available to you; check with your registered representative. If the optional benefits are available, you can select only one of the following at issue for an additional M&E charge:
    Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. For more information, see Separate Account Annual Expenses in this section and section 11, Selection of Optional Benefits; and section 11.c, Other Optional Benefits.
(4) In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For more information, please see section 6, Expenses - Withdrawal Charge.
(5) If you select the No Withdrawal Charge Option, you must also select either the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.
(6) The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging or flexible rebalancing programs; or the allocation and transfer restrictions for the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(7) It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or full distribution of the death benefit. This charge varies by state. For more information, please see section 6, Expenses - Premium Taxes.




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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charge.

During the Accumulation Phase:

Contract Maintenance Charge(8).............................$50
(per Contract per year)

(8) We waive this charge if the Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. If the total Contract Value (or Bonus Value) for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.

Separate Account Annual Expenses((9))
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                                                                          Current                  Maximum Potential
                                                                        M&E Charge                    M&E Charge
Base Contract                                                             1.40%                          1.40%

Additional M&E Charge for Optional Benefits
    Quarterly Value Death Benefit(10)                                     0.30%                          0.30%

    Bonus Option (the M&E charge is assessed against the                  0.30%                          0.30%

     Bonus Value)(11)
    Short Withdrawal Charge Option                                        0.25%                          0.25%


    No Withdrawal Charge Option (also requires selection of
     one of the following at issue: Target Date Retirement
     Benefit, Lifetime Plus Benefit, Lifetime Plus II
     Benefit, or Lifetime Plus 10 Benefit)                                 0.35%                         0.35%


    Target Date Retirement Benefit(12)                                    0.40%                          0.40%

    Lifetime Plus Benefit(12)
        Single Lifetime Plus Payments                                     0.70%(13)                      1.50%(1(4))

        Joint Lifetime Plus Payments                                      0.85%(15)                      1.65%(1(6))


    Lifetime Plus II Benefit and Lifetime Plus 10 Benefit(12)
        Single Lifetime Plus Payments                                     0.80%((13))                    1.60%(1(4))
                                                               reducing to 0.70% once         reducing to 1.50% once
                                                               Lifetime Plus Payments begin   Lifetime Plus Payments
                                                                                              begin


        Joint Lifetime Plus Payments                                      0.95%(1(5))                    1.75%(1(6))
                                                               reducing to 0.85% once         reducing to 1.65% once
                                                               Lifetime Plus Payments begin   Lifetime Plus Payments
                                                                                              begin


                                                                               Maximum Potential M&E Charge for a
                                                                            Contract with Multiple Optional Benefits
Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge
Option, and either the Lifetime Plus II Benefit or
Lifetime Plus 10 Benefit (Joint Lifetime Plus Payments)                                       3.80%



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During the Annuity Phase:

Contract Maintenance Charge(17)............................$50
(per Contract per year)

Separate Account Annual Expenses - if you request variable Annuity Payments (as a percentage of average daily assets invested in a subaccount on an annual basis)

M&E Charge((18))

    Contract without the Bonus Option....................1.40%

    Contract with the Bonus Option.......................1.70%


(9) Some or all of the optional benefits may not be available to you; check with your registered representative. The Quarterly Value Death Benefit is available with all other optional benefits. You can select only one of the three following optional benefits at issue: Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. For more information, see section 11, Selection of Optional Benefits.
(10) The additional expenses associated with the Quarterly Value Death Benefit will continue until the earlier of the termination of the Quarterly Value Death Benefit, or your Contract Value is fully depleted. For more information, see section 11.c, Other Optional Benefits - Quarterly Value Death Benefit.
(11) The Bonus Value is the total Contract Value and any unvested bonus amounts.
(12) You can select only one of the following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. For more information, please see section 11, Selection of Optional Benefits. If you select one of these benefits, the additional expenses associated with it will continue until the earlier of its termination or your Contract Value is fully depleted. For more information, see the discussion of the termination of the benefit in section 11.a, The Target Date Retirement Benefit and section 11.b, The Lifetime Plus Benefits.
(13) These charges currently apply if you add the benefit at issue, after issue, upon a reset of the 5% Annual Increase (under the Lifetime Plus Benefit), upon an automatic reset of the Enhanced 5% Annual Increase (under the Lifetime Plus II Benefit), upon an automatic reset of the 10% Annual Increase (under the Lifetime Plus 10 Benefit), if you remove a Covered Person, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. For more information, please see section 11.b, The Lifetime Plus Benefits.
(14) This is the maximum charge we could impose if you add the benefit to your Contract after issue, upon a reset of the 5% Annual Increase (under the Lifetime Plus Benefit), upon an automatic reset of the Enhanced 5% Annual Increase (under the Lifetime Plus II Benefit), upon an automatic reset of the 10% Annual Increase (under the Lifetime Plus 10 Benefit), if you remove a Covered Person, or on the fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. For more information, please see section 11.b, The Lifetime Plus Benefits.
(15) These charges currently apply if you add the benefit at issue, after issue, upon a reset of the 5% Annual Increase (under the Lifetime Plus Benefit), upon an automatic reset of the Enhanced 5% Annual Increase (under the Lifetime Plus II Benefit), upon an automatic reset of the 10% Annual Increase (under the Lifetime Plus 10 Benefit), or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. For more information, please see section 11.b, The Lifetime Plus Benefits.
(16) This is the maximum charge we could impose if you add the benefit to your Contract after issue, upon a reset of the 5% Annual Increase (under the Lifetime Plus Benefit), upon an automatic reset of the Enhanced 5% Annual Increase (under the Lifetime Plus II Benefit), upon an automatic reset of the 10% Annual Increase (under the Lifetime Plus 10 Benefit), or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. For more information, please see section 11.b, The Lifetime Plus Benefits.
(17) We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(18) Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Annuity Payments under a Partial Annuitization. For example, if you have a Contract with the Bonus Option and request a variable annuitization of a portion of your Contract Value, you will be assessed an annual fee of 1.70% on the portion that has been annuitized, but you may pay an annual fee of up to 3.80% on the portion that has not been annuitized. For more information, see section 3, The Annuity Phase - Partial Annuitization.



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ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2007, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                                              Minimum         Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
and other expenses) before fee waivers and expense reimbursements                              0.65%           1.96%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

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EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $50 contract maintenance charge is included in the examples as a charge of 0.04% of the average daily assets invested in a subaccount based on an assumed average Contract size of $90,000. Please note that this is an average and some Owners may pay more or less than the average.

Transfer fees and deductions we make to reimburse ourselves for premium taxes that we pay may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.


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If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


    (a) Maximum potential charges(1) for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit((2)) (joint Lifetime Plus Payments) (which carries the highest M&E charge of 3.80%).

    (b) Current charges(1) for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (joint Lifetime Plus Payments) (which carries an M&E charge of 3.00%).


    (c) The Base Contract (which carries the lowest M&E charge of 1.40%).

Total annual Investment Option operating expenses
before any fee waivers or expense reimbursements of:               1 Year       3 Years       5 Years      10 Years
                                                                 ------------ ------------- ------------ -------------
                                                                 ------------ ------------- ------------ -------------
1.96% (the maximum Investment Option operating expense)          a) $  578     a) $1,720    a) $2,846     a) $5,586

                                                                 b) $  500     b) $1,501    b) $2,502     b) $5,010

                                                                 c) $1,193     c) $1,795    c) $2,270     c) $3,689
---------------------------------------------------------------- ------------ ------------- ------------ -------------
---------------------------------------------------------------- ------------ ------------- ------------ -------------
0.65% (the minimum Investment Option operating expense)          a) $  450     a) $1,358    a) $2,276     a) $4,614

                                                                 b) $  371     b) $1,129    b) $1,908     b) $3,946

                                                                 c) $1,062     c) $1,405    c) $1,623     c) $2,419
---------------------------------------------------------------- ------------ ------------- ------------ -------------

If you do not take a full withdrawal or if you take a Full Annuitization((3)) of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


Total annual Investment Option operating expenses
before any fee waivers or expense reimbursements of:               1 Year       3 Years       5 Years      10 Years
                                                                 ------------ ------------- ------------ -------------
1.96% (the maximum Investment Option operating expense)          a) $  578     a) $1,720    a) $2,846     a) $5,586

                                                                 b) $  500     b) $1,501    b) $2,502     b) $5,010

                                                                 c) $  343     c) $1,045    c) $1,770     c) $3,689

---------------------------------------------------------------- ------------ ------------- ------------ -------------
0.65% (the minimum Investment Option operating expense)          a) $  450     a) $1,358    a) $2,276     a) $4,614

                                                                 b) $  371     b) $1,129    b) $1,908     b) $3,946

                                                                 c) $  212    c) $   655    c) $1,123     c) $2,419
---------------------------------------------------------------- ------------ ------------- ------------ -------------


(1) Assumes you do not begin Lifetime Plus Payments during the specified time period.


(2) If you add the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit to your
    Contract after the Issue Date, upon an automatic reset of the Enhanced 5%
    Annual Increase (under the Lifetime Plus II Benefit), upon an automatic reset of the 10% Annual Increase (under the Lifetime Plus 10 Benefit), or on any fifth Benefit Anniversary if you receive an automatic annual payment increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries, your M&E charge may be less than this amount, but it cannot be greater than this amount.


(3) Annuity Payments are generally not available until after the second Contract
    Anniversary in most states.

See Appendix B for condensed financial information regarding the Accumulation Unit Values (AUVs) for the highest and lowest M&E charges. See the appendix to the Statement of Additional Information regarding the AUVs for other M&E expense levels.



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1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs. Accordingly, if you are purchasing a Qualified Contract, you should consider purchasing this Contract for its death benefit, annuity benefits and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether a Qualified Contract is an appropriate investment for you.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.

o The Business Day before the Income Date if you take a Full Annuitization.

o The Business Day we process your request for a full withdrawal.

o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.


The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select. You cannot invest in more than 15 Investment Options at any one time. Contracts with the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit will be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" discussions in section 11.a, The Target Date Retirement Benefit and section 11.b, The Lifetime Plus Benefits; see also Appendix D). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.


We will not make any changes to your Contract without your permission except as may be required by law.

The Contract will terminate when:

o   the Accumulation Phase has terminated,

o   the Annuity Phase has terminated, and/or

o   all applicable death benefit payments have been made.

State Specific Contract Restrictions
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.

o The withdrawal charge schedule.

o Availability of Investment Options, Annuity Options, endorsements, and/or riders.

o Free look rights.

o   Selection of certain Income Dates.


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o Restrictions on your ability to make additional Purchase Payments.

o Deductions we make to reimburse ourselves for premium taxes that we pay.

o Selection of certain assumed investment rates for variable Annuity Payments.

o Our ability to restrict transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP
Owner
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner
A Non-Qualified Contract can be owned by up to two Owners. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.

Payee
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

Beneficiary
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, for tax reasons, Joint Owners who are not spouses may not appoint any contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.


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Assignment of a Contract
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT, OR LIFETIME PLUS 10 BENEFIT: If you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. Exceptions to the removal of a Contract assignment may be made in order to comply with applicable law.


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2.    PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.

o If you select the No Withdrawal Charge Option, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $10,000.


o You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you begin receiving Lifetime Plus Payments under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit (if applicable). In addition, if you select the Target Date Retirement Benefit, you can only make additional Purchase Payments during the first three Contract Years after you add the benefit to your Contract.


o In certain states, additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted. You also cannot make any additional Purchase Payments to the Contract:


     - after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date);

     - after you begin receiving Lifetime Plus Payments under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit; or

     - if you select the Target Date Retirement Benefit, on or after the third Contract Anniversary that occurs after the rider effective date. However, if you remove the Target Date Retirement Benefit from your Contract, this restriction will no longer apply.


o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).

Purchase Payments to Qualified Contracts must not be greater than allowed under federal law and must be from earned income or a qualified transfer. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.


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If you select the Target Date Retirement Benefit, you can only participate in the AIP during the first three Contract Years after you add the benefit to your Contract. In addition, the AIP will no longer be available to you after the Income Date on which you take a Full Annuitization, or after the Benefit Date on which you begin receiving Lifetime Plus Payments under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.


ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. If you select the Target Date Retirement Benefit, we will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations; however, if they do not comply, we will instead allocate any additional Purchase Payments according to the current required allocation. (For more information, please see "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" in
section 11.a, The Target Date Retirement Benefit; see also Appendix D.) In addition, if you select the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, your allocation instructions must always comply with the restrictions that are set out in section 11.b, The Lifetime Plus Benefits.


You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

If you select the Bonus Option, we will allocate any applicable bonus in the same way as the corresponding Purchase Payment.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, Lifetime Plus Payments, Cumulative Withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.


TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all or a portion of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

o   you might have to pay a withdrawal charge on your previous contract,

o   there will be a new withdrawal charge period for this Contract,

o   other charges under this Contract may be higher (or lower),


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o   the benefits may be different, and

o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you select the Bonus Option and cancel your Contract during the free look/right to examine period, you will forfeit your entire bonus. (See section 11.c, Other Optional Benefits - Bonus Option.) In certain states, or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus if you select the Bonus Option) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.


NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit have a ten-day right to examine period. If you change your mind about your selected benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the benefit from your Contract, we will treat it as if we had never issued it; however, the benefit will not be available for future selection. If you select the No Withdrawal Charge Option, you must also select one of the following at issue: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. If you select the No Withdrawal Charge Option and you drop the other required benefit, you must replace it with another benefit (for example, you may be able to replace the Target Date Retirement Benefit with the Lifetime Plus 10 Benefit). If you do not make this replacement we will cancel your Contract.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Contract Value (or Bonus Value, if you select the Bonus Option) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value (or Bonus Value) will also be affected by the charges of the Contract. In order to keep track of the total value of your Contract in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.


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When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment (and any bonus, if applicable) allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:

o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,

o    adding any applicable dividends or capital gains, and

o multiplying this result by one minus the amount of the M&E charge for the current Business Day and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate the total value of your Contract in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

Example

o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


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3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.


NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if you have not fully depleted your Contract Value. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. Upon Full Annuitization you will no longer have a Contract Value, or any benefits or benefit increases based on Contract Value. In addition, the death benefit will terminate and any periodic withdrawal or income payments other than Annuity Payments will stop. You will not be required to take a Full Annuitization on the maximum permitted Income Date if your Contract Value has been fully depleted. On the maximum permitted Income Date, if your Contract Value is greater than zero and you are not receiving Lifetime Plus Payments you will receive Annuity Payments based on your Contract Value. However, if your Contract Value is greater than zero and you are receiving Lifetime Plus Payments, you will instead receive the greater of your Lifetime Plus Payment (or annual maximum Lifetime Plus Payment if your Contract includes the Cumulative Withdrawal Benefit), or:



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o If there is one Covered Person, fixed Annuity Payments under Annuity Option 1 (Life Annuity) based on the greater of the Contract Value or the Cumulative Withdrawal Value (if available).

o If there are two Covered Persons, fixed Annuity Payments under Annuity Option 3 (Joint and Last Survivor Annuity) based on the greater of the Contract Value or the Cumulative Withdrawal Value (if available).


If your Contract includes the Cumulative Withdrawal Benefit and your Lifetime Plus Payments are greater than the fixed Annuity Payments on the maximum permitted Income Date, we will send you any Cumulative Withdrawal Value remaining in your Contract. If you select any other Annuity Options, or if you choose to take variable Annuity Payments, these guarantees will not apply.

INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of:
a) the Annuitant's 90th birthday, or b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date.* The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

* In Florida, the earliest acceptable Income Date is one year after the Issue Date.

PARTIAL ANNUITIZATION
Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.


You can take Partial Annuitizations after the second Contract Anniversary. However, if your Contract includes the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, you cannot take a Partial Annuitization after you begin receiving Lifetime Plus Payments. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.


You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.


A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, and the death benefit. A Partial Annuitization will also decrease the Benefit Base for Contracts with the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, and it will decrease the Target Value for Contracts with the Target Date Retirement Benefit. This will decrease the amounts available for withdrawals, Lifetime Plus Payments, Cumulative Withdrawals, additional Annuity Payments, and payment of the death benefit. For more information, see section 11.a, The Target Date Retirement Benefit; section 11.b, The Lifetime Plus Benefits; and section 6, Expenses - Withdrawal Charge. See also the discussion of the death benefit that applies to your Contract in section 10, Death Benefit or section 11.c, Other Optional Benefits - Quarterly Value Death Benefit.


For tax purposes, Annuity Payments we make under a Partial Annuitization will be treated as partial withdrawals and not as annuity payments. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable


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portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may also make deductions to reimburse ourselves for premium taxes that we pay from partially annuitized amounts. You should consult a tax adviser before requesting a Partial Annuitization.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

Option 1. Life Annuity. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

Option 3. Joint and Last Survivor Annuity. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.


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Option 5. Refund Life Annuity. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} where:

    (A) = Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.

    (B)    = The amount applied to variable Annuity Payments on the Income Date.

    (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.

    (D) = The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.

    (E)    = Dollar value of first variable Annuity Payment.

    (F)    = Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

o The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").

o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").

o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").

o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
     51.25 (item "D").

o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33
- 3,177.50} = 15 x 5,155.83 = $77,337.50

ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:

o   a variable payout,

o   a fixed payout, or

o   a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were


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in place on the Income Date. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50 or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.

o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.

o The age of the Annuitant and any joint Annuitant on the Income Date.

o The sex of the Annuitant and any joint Annuitant, where permitted.

o   The Annuity Option you select.

o The assumed investment rate (AIR) you select.

o The mortality table specified in the Contract.

o The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR.* The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.


* The maximum available AIR in Florida is 4%.

Each portion of the Contract that you apply to Annuity Payments will terminate upon the earliest of the following.

o Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

o   Contract termination.


--------------------------------------------------------------------------------
4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

You should read the Investment Options' prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. To obtain a current prospectus for any of the Investment Options, contact your registered representative or call us at the toll free telephone number listed at the back of this prospectus. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.


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Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

                                                          INVESTMENT OPTIONS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Investment Management
       Company              Name of
         and               Investment        Asset                                 Primary Investments
  Adviser/Subadviser         Option         Category      Objective(s)             (Normal market conditions)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AIM
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL AIM           International  Long-term         At least 80% of its assets in a diversified
Investment Management   International        Equity      growth of         portfolio of international equity
LLC/Investco Aim        Equity Fund                      capital           securities whose issuers are considered by
Capital Management,                                                        the fund's subadviser to have strong
Inc.                                                                       earnings momentum.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
BLACKROCK
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Money             Cash       Current income    Invests in a broad range of short-term,
Investment Management   Market Fund        Equivalent    consistent with   high quality U.S. dollar-denominated money
LLC/BlackRock                                            stability of      market instruments, including government,
Institutional                                            principal         U.S. and foreign bank, commercial and other
Management Corporation                                                     obligations. During extended periods of low
                                                                           interest rates, and due in part to contract
                                                                           fees and expenses, the yield of the AZL
                                                                           Money Market Fund may also become extremely
                                                                           low and possibly negative.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by BlackRock    BlackRock           Specialty    High total        Invests in both equity and debt securities
Advisors,               Global                           investment        of issuers located around the world to
LLC/BlackRock           Allocation V.I.                  return            achieve a combination of capital growth and
Investment              Fund                                               income.
Management, LLC and
BlackRock Asset
Management U.K.
Limited
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL LMP Large     Large Growth   Long-term         At least 80% of its net assets in equity
Investment Management   Cap Growth Fund                  growth of         securities of U.S. companies with large
LLC/ClearBridge                                          capital           market capitalizations, similar to
Advisors, LLC                                                              companies in the Russell 1000(R) Growth
                                                                           Index. Also may invest in preferred stocks,
                                                                           warrants and convertible securities and up
                                                                           to 15% of its assets in securities of
                                                                           foreign issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       21

------------------------------------------------------------------------------------------------------------------------
COLUMBIA
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Columbia        Specialty    Capital           At least 80% of its total net assets in
Investment Management   Technology Fund                  Appreciation      common stocks of U.S and foreign technology
LLC/Columbia                                                               companies that may benefit from
Management Advisors,                                                       technological improvements, advancements or
LLC                                                                        developments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DAVIS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Davis NY       Large Value   Long-term         Invests the majority of assets in equity
Investment Management   Venture Fund                     growth of         securities issued by large companies with
LLC/Davis Selected                                       capital           market capitalizations of at least $10
Advisers, L.P.                                                             billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Davis        Davis VA            Specialty    Long-term         At least 80% of net assets in securities
Advisors                Financial                        growth of         issued by companies principally engaged in
                        Portfolio                        capital           the financial services sector.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus       Large Growth   Long-term         Primarily invests in common stocks of
Investment Management   Founders Equity                  growth of         large, well-established and mature
LLC/Founders Asset      Growth Fund                      capital and       companies. Normally invests at least 80% of
Management LLC                                           income            its net assets in stocks that are included
                                                                           in a widely recognized index of stock
                                                                           market performance. May invest in
                                                                           non-dividend paying companies if they offer
                                                                           better prospects for capital appreciation.
                                                                           May invest up to 30% of its total assets in
                                                                           foreign securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus         Small Cap    Seeks returns     Normally invests at least 80% of its net
Investment Management   Premier Small                    that are          assets in stocks of small U.S. companies
LLC/The Dreyfus         Cap Value Fund                   consistently      with market capitalizations between $100
Corporation                                              superior to the   million and $3 billion at the time of
                                                         Russell 2000(R)   purchase.
                                                         Value Index
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL S&P 500        Large Blend   Match total       Normally invests in all 500 stocks in the
                        Index Fund                       return of the     S&P 500(R)  in proportion to their weighting
                                                         S&P 500(R)        in the index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Small Cap       Small Cap    Match             Invests in a representative sample of
                        Stock Index Fund                 performance of    stocks included in the S&P SmallCap 600
                                                         the S&P           Index(R) , and in futures whose performance is
                                                         SmallCap 600      related to the index, rather than attempt
                                                         Index(R)          to replicate the index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL First Trust    Large Blend   Total Return      Invests primarily in common stocks of
Investment Management   Target Double                                      companies that are identified by a model
LLC/First Trust         Play Fund                                          based on an allocation of 50% in two
Advisors L.P.                                                              separate strategies that seek to provide
                                                                           above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Franklin        Small Cap    Long-term total   Under normal market conditions, invests at
Investment Management   Small Cap Value                  return            least 80% of its net assets in investments
LLC/Franklin Advisory   Fund                                               of small capitalization companies similar
Services, LLC                                                              to those that comprise the Russell 2500(TM)
                                                                           Index at the time of investment.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    Capital           At least 80% of net assets in investments
Advisers, Inc.          Communications                   appreciation      of communications companies anywhere in the
                        Securities Fund                  and current       world and normally invests primarily to
                                                         income            predominantly in equity securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin High      High-Yield    High current      Invests primarily to predominantly in debt
                        Income                Bonds      income with       securities offering high yield and expected
                        Securities Fund                  capital           total return.
                                                         appreciation as
                                                         a secondary
                                                         goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Income     Specialty    Maximize income   Normally invests in debt and equity
                        Securities Fund                  while             securities, including corporate, foreign
                                                         maintaining       and U.S. Treasury bonds and stocks with
                                                         prospects for     dividend yields the manager believes are
                                                         capital           attractive.
                                                         appreciation
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Administered by         Franklin            Specialty    Capital           Invests equal portions in Class 1 shares of
Franklin Templeton      Templeton VIP       (Fund of     appreciation      the Franklin Income Securities Fund, Mutual
Services, LLC           Founding Funds       Funds)      with income as    Shares Securities Fund, and Templeton
                        Allocation Fund                  a secondary       Growth Securities Fund.
                                                         goal.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       22

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin U.S.      Short-Term    Income            At least 80% of its net assets in U.S.
Advisers, Inc.          Government Fund       Bonds                        government securities and normally invests
                                                                           primarily in fixed and variable rate
                                                                           mortgage-backed securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Zero     Intermediate-  As high an        Normally invests at least 80% of its net
                        Coupon Fund 2010  Term Bonds     investment        assets in zero coupon debt securities. The
                                                         return as is      fund will mature in December of 2010 and
                                                         consistent with   will then no longer be available as an
                                                         capital           Investment Option under the Contract. For
                                                         preservation      additional information regarding the
                                                                           maturity of the fund, please see the
                                                                           Franklin Zero Coupon Fund prospectus.
                        ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Mutual            International  Capital           Invests primarily in U.S. and foreign
Mutual Advisers, LLC    Discovery            Equity      appreciation      equity securities that the manager believes
                        Securities Fund                                    are undervalued. The Fund also invests, to
                                                                           a lesser extent, in risk arbitrage
                                                                           securities and distressed companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Mutual Shares      Large Value   Capital           Invests primarily in U.S. and foreign
                        Securities Fund                  appreciation,     equity securities that the manager believes
                                                         with income as    are undervalued. The fund also invests, to
                                                         a secondary goal  a lesser extent, in risk arbitrage
                                                                           securities and distressed companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Templeton         Intermediate-  High current      Normally invests mainly in debt securities
Advisers, Inc.          Global Income     Term Bonds     income,           of governments and their political
                        Securities Fund                  consisent with    subdivisions and agencies, supranational
                                                         preservation of   organizations and companies located
                                                         capital, with     anywhere in the world, including emerging
                                                         capital           markets.
                                                         appreciation as
                                                         a secondary
                                                         consideration.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Normally invests primarily in equity
Global Advisors         Growth               Equity      capital growth    securities of companies located anywhere in
Limited                 Securities Fund                                    the world, including those in the U.S. and
                                                                           in emerging markets.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
Investment Management   Balanced Fund     Funds" Model   capital           investments, to achieve a range generally
LLC                                         Portfolio    appreciation      from 45% to 55% of assets in equity funds
                                                         with              with the remaining balance invested in
                                                         preservation of   fixed income funds.
                                                         capital as an
                                                         important
                                                         consideration
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Growth Fund       Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 75% to 85% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Moderate Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 60% to 70% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JENNISON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Jennison       Large Blend   Long-term         At least 80% of its total assets in
Investment Management   20/20 Focus Fund                 growth of         approximately 40 (which may range up to 45)
LLC/Jennison                                             capital           equity and equity-related securities of
Associates LLC                                                             companies that the subadviser believes have
                                                                           strong capital appreciation potential.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Jennison      Large Growth   Long-term         At least 65% of its total assets in equity
                        Growth Fund                      growth of         and equity-related securities of companies
                                                         capital           that exceed $1 billion in market
                                                                           capitalization at the time of investment
                                                                           and that the subadviser believes have
                                                                           above-average growth prospects.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
LEGG MASON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Legg Mason    Large Growth   Maximum           Invests primarily in common stocks or
Investment Management   Growth Fund                      long-term         securities convertible into or exchangeable
LLC/Legg Mason                                           capital           for common stock. May invest up to 25% of
Capital Management,                                      appreciation      total assets in foreign securities.
Inc.                                                     with minimum
                                                         long-term risk
                                                         to principal
                        ----------------- -------------- ----------------- ---------------------------------------------


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                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Legg Mason     Large Blend   Long-term         Invests primarily in equity securities
                        Value Fund                       growth of         that, in the subadviser's opinion, offer
                                                         capital           the potential for capital growth. May
                                                                           invest up to 25% of total assets in
                                                                           long-term debt securities and up to 10% of
                                                                           total assets in debt securities rated below
                                                                           investment grade (junk bonds).
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Neuberger        Mid Cap     Long-term         Invests mainly in common stocks of mid-cap
Investment Management   Berman Regency                   growth of         companies, with a total market
LLC/Neuberger Berman    Fund                             capital           capitalization within the range of the
Management Inc.                                                            Russell Midcap(R)Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL NACM          International  Maximum           At least 80% of its net assets in
Investment Management   International        Equity      long-term         securities of companies in developed
LLC/Nicholas-Applegate  Fund                             capital           countries located outside the U.S.,
Capital Management,                                      appreciation      represented in the Morgan Stanley Capital
LLC                                                                        International Europe Australasia Far East
                                                                           ("MSCI EAFE") Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL OCC             Small Cap    Capital           At least 65% of its assets in common stocks
Investment Management   Opportunity Fund                 appreciation      of "growth" companies with market
LLC/ Oppenheimer                                                           capitalizations of less than $2 billion at
Capital LLC                                                                the time of investment.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC Value      Large Value   Long-term         At least 65% of its total assets in common
                        Fund                             growth of         stocks of companies with market
                                                         capital and       capitalizations of more than $5 billion at
                                                         income            the time of investment and prices below the
                                                                           subadviser's estimate of intrinsic value.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by OpCap        OpCap Mid Cap        Mid Cap     Long-term         Invests at least 80% of its net assets in
Advisers LLC            Portfolio                        capital           equity securities of companies with market
                                                         appreciation      capitalizations between $500 million and
                                                                           $15 billion at the time of purchase that
                                                                           the adviser believes are undervalued in the
                                                                           marketplace.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMERFUNDS
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Oppenheimer   International  Capital           Invests mainly in common stocks of mid and
Investment Management   Global Fund          Equity      appreciation      large-cap companies in the U.S. and foreign
LLC/                                                                       countries, including countries with
OppenheimerFunds, Inc.                                                     developed and emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Long-term         Common stocks of growth companies that are
                        International        Equity      capital           domiciled outside the U.S. or have their
                        Growth Fund                      appreciation      primary operations outside the U.S.,
                                                                           including companies in emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer    Large Blend   High total        Common stocks of U.S. companies of
                        Main Street Fund                 return            different capitalization ranges, currently
                                                                           focusing on large-capitalization issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PIMCO
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL PIMCO           Specialty    Exceed the        Invests substantially all assets in
Investment Management   Fundamental                      total return of   derivative instruments based on the
LLC/Pacific             IndexPLUS Total                  the FTSE          Enhanced RAFI(TM)1000, backed by a portfolio
Investment Management   Return Fund                      RAFI(TM)1000 Index   of short and intermediate term fixed income
Company LLC                                                                instruments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT All       Specialty    Maximum real      Invests in institutional class shares of
Investment Management   Asset Portfolio     (Fund of     return            the underlying PIMCO Funds and does not
Company LLC                                  Funds)      consistent with   invest directly in stocks or bonds of other
                                                         preservation of   issuers.
                                                         real capital
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT           Specialty    Maximum real      Invests in commodity linked derivative
                        CommodityReal                    return            instruments backed by a portfolio of
                        Return((TM))                     consistent with   inflation-indexed securities and other
                        Strategy                         prudent           fixed income securities.
                        Portfolio                        investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------


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                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Emerging          Term Bonds     return,           instruments of issuers that economically
                        Markets Bond                     consistent with   are tied to countries with emerging
                        Portfolio                        preservation of   securities markets.
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Global Bond       Term Bonds     return,           instruments of issuers in at least three
                        Portfolio                        consistent with   countries (one of which may be the U.S.),
                        (Unhedged)                       preservation of   which may be represented by futures
                                                         capital and       contracts. Invests primarily in securities
                                                         prudent           of issuers located in economically
                                                         investment        developed countries.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT High     High-Yield    Maximum total     At least 80% of assets in a diversified
                        Yield Portfolio       Bonds      return,           portfolio of high-yield securities (junk
                                                         consistent with   bonds) rated below investment grade, but at
                                                         preservation of   least Caa by Moody's or equivalently rated
                                                         capital and       by S&P or Fitch. May invest up to 20% of
                                                         prudent           total asets in securities denominated in
                                                         investment        foreign currencies.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Real    Intermediate-  Maximum real      At least 80% of its net assets in
                        Return Portfolio  Term Bonds     return,           inflation-indexed bonds of varying
                                                         consistent with   maturities issued by the U.S. and non-U.S.
                                                         preservation of   governments, their agencies or
                                                         real capital      instrumentalities and corporations.
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Total   Intermediate-  Maximum total     At least 65% of total assets in a
                        Return Portfolio  Term Bonds     return,           diversified portfolio of fixed income
                                                         consistent with   instruments of varying maturities.
                                                         preservation of
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SCHRODER
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Schroder        Specialty    Capital           Invests at least 80% of its net assets in
Investment Management   Emerging                         appreciation      equity securities of companies that the
LLC/Schroder            Markets Equity                                     subadviser believes to be "emerging market"
Investment Management   Fund                                               issuers. May invest remainder of assets in
North America Inc.                                                         securities of issuers located anywhere in
                                                                           the world.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Schroder      International  Long-term         At least 80% of net assets in equity
                        International        Equity      capital           securities of small capitalization
                        Small Cap Fund                   appreciation      companies located outside the U.S.
                                                                           (generally with market capitalizations of
                                                                           $3.5 billion or less at the time of
                                                                           investment) that it believes offer the
                                                                           potential for capital appreciation.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term capital Invests primarily in a diversified
Investment Management   Balanced Fund       Portfolio    appreciation with portfolio of equity and fixed income
LLC/First Trust                                          preservation of   securities with 45% to 55% allocated to the
Advisors L.P. and                                        capital as an     equity portfolio and the balance allocated
Pacific Investment                                       important         to the fixed income portfolio. May invest a
Management Company LLC                                   consideration     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Total return      Invests at least 80% of net assets in
Investment Management   Equity Fund         Portfolio                      common stocks of companies that are
LLC/First Trust                                                            identified by a model based on an
Advisors L.P.                                                              allocation of 20% of fund assets in each of
                                                                           five separate strategies that seek to
                                                                           provide above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
Investment Management   Growth Fund         Portfolio    capital           portfolio of equity and fixed income
LLC/First Trust                                          appreciation      securities with 75% to 85% allocated to the
Advisors L.P. and                                                          equity portfolio and the balance allocated
Pacific Investment                                                         to the fixed income portfolio. May invest a
Management Company LLC                                                     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
                        ----------------- -------------- ----------------- ---------------------------------------------


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                                       25

                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
                        Moderate Fund       Portfolio    capital           portfolio of equity and fixed income
                                                         appreciation      securities with 60% to 70% allocated to the
                                                                           equity portfolio and the balance allocated
                                                                           to the fixed income portfolio. May invest a
                                                                           significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
TURNER
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Turner          Small Cap    Long-term         At least 80% of its net assets in common
Investment Management   Quantitative                     growth of         stocks and other equity securities of U.S.
LLC/Turner Investment   Small Cap                        capital           companies with small  market
Partners, Inc.          Growth Fund                                        capitalizations that the subadviser
                                                                           believes, based on a quantitative model,
                                                                           have strong earnings growth potential.
                                                                           Small capitalization companies are defined
                                                                           as companies with market capitalizations,
                                                                           at the time of purchase, in the range of
                                                                           companies included in the Russell 2000(R)
                                                                           Growth Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Van Kampen     Large Value   Capital growth    Invests at least 80% of net assets in
Investment Management   Comstock Fund                    and income        common stocks with the potential for
LLC/Van Kampen Asset                                                       capital growth and income. May invest  up
Management                                                                 to 25% of total assets in foreign
                                                                           securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Highest           Invests at least 65% of its total assets in
                        Equity and                       possible income   income-producing equity securities and also
                        Income Fund                      consistent with   invests in investment grade quality debt
                                                         safety of         securities. May invest  up to 25% ot total
                                                         principal with    assets in foreign securities.
                                                         long-term
                                                         growth of
                                                         capital as an
                                                         important
                                                         secondary
                                                         objective
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    International  Long term         Invests primarily in a portfolio of equity
                        Global               Equity      capital           securities of issuers located throughout
                        Franchise Fund                   appreciation      the world that it believes have, among
                                                                           other things, resilient business franchises
                                                                           and growth potential. Normally invests at
                                                                           least 65% of total assets in securities of
                                                                           issuers from at least three different
                                                                           countries, which may include the U.S.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Income and        Invests at least 80% of assets in equity
                        Global Real                      capital           securities of companies in the real estate
                        Estate Fund                      appreciation      industry located throughout the world,
                                                                           including real estate investment trusts and
                                                                           real estate operating companies established
                                                                           outside the U.S.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Income and        Invests at least 65% of total assets in
                        Growth and                       long-term         income-producing equity securities,
                        Income Fund                      growth of         including common stocks and convertible
                                                         capital           securities; also in non-convertible
                                                                           preferred stocks and debt securities rated
                                                                           "investment grade." May invest  up to 25%
                                                                           of total assets in foreign securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen       Mid Cap     Capital growth    At least 80% of net assets in common stocks
                        Mid Cap Growth                                     and other equity securities of mid
                        Fund                                               capitalization growth companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation


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usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.


TRANSFERS
Contracts with the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit will be subject to restrictions on transfers into certain Investment Options. For more information please see section 11.a, The Target Date Retirement Benefit; section 11.b, The Lifetime Plus Benefits; see also Appendix D.


You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.


o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Option, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs or the allocation and transfer restrictions for the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.


o We may choose not to allow you to make transfers during the free look/right to examine period.

o Your request for a transfer must clearly state:

    -   which Investment Options are involved in the transfer; and

    -   how much you wish to transfer.

o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.

o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.

o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.

o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.


o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments. In addition, transfers of Contract Value between Investment Options will not change how we rebalance your Contract Value on each Quarterly Anniversary if your Contract includes any of the following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. Under these optional benefits, in order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions. (For more information, please see "Investment Option



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    Allocation and Transfer Restrictions and Quarterly Rebalancing" in section 11.a, The Target Date Retirement Benefit, and section 11.b, The Lifetime Plus Benefits; see also Appendix D.)


When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

Telephone and Other Electronic Transfers
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

o Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.


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o An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.

o Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.

o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).

o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).

o Requiring a minimum time period between each transfer into or out of a particular Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Option, or transfers out of and back into a particular Investment Option.

o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.

o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.

o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).

o    Prohibiting transfers into specific Investment Options.

o    Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.

o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.


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In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.


DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. The DCA program may not be available in your state.


The DCA program is only available for a period of either six or 12 months. You can choose to participate in the DCA program at any time during the Accumulation Phase and you can participate in the program more than once. However, if your Contract includes the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit the DCA program is not available after you begin receiving Lifetime Plus Payments. You can elect either the six or 12 month program by properly completing the DCA form provided by us, and we will process your participation request after it is received in good order at our Service Center.

If you choose to participate in the DCA program at Contract issue we will apply 100% of your initial Purchase Payment to the DCA Money Market Account. If you choose to participate in the DCA program after the Issue Date you must allocate at least $1,500 of your Contract Value to the DCA Money Market Account. Each month while the program is in effect we will transfer money from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. Keep in mind that if your Contract includes the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit your allocation instructions must comply with the restrictions that are set out in section 11.a, The Target Date Retirement Benefit and Appendix D; or section 11.b, The Lifetime Plus Benefits. Amounts allocated to the DCA Money Market Account will receive the same returns as the AZL Money Market Fund that is available to you as an Investment Option under the Contract.


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All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. If we do not process your program participation request before the first day of the month, then the first DCA transfer will not occur until tenth day of the next month. The amount that we will transfer each month is equal to the amount in the DCA Money Market Account, divided by the number of remaining transfers to be made during the program period.

Your participation in the program will end when any of the following occurs.

o The DCA program period (which is either six or 12 months) ends.

o The Benefit Date that you begin receiving Lifetime Plus Payments if your Contract includes the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.

o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).

o   Contract termination.

If you choose to terminate your participation in the DCA program, or you terminate your program by beginning to receive Lifetime Plus Payments, on the Business Day your DCA program ends we will allocate any money remaining in the DCA Money Market Account to your selected Investment Options according to your allocation instructions.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
The flexible rebalancing program is not available to you if your Contract includes any of these optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. These benefits provide their own rebalancing program; see section 11.a, The Target Date Retirement Benefit and section 11.b, The Lifetime Plus Benefits. If you were participating in the flexible rebalancing program and subsequently add one of these optional benefits to your Contract after the Issue Date, your participation in the flexible rebalancing program will end on the rider effective date. However, if you select one of these optional benefits and subsequently remove it from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement


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you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to contract owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.

o We will determine the number of shares that you can vote.

o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


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5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.


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6.    EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES

Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis.

The Quarterly Value Death Benefit is available at issue with all other optional benefits. However, you can select only one of the three following optional benefits at issue: Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. Once you have selected one of these three optional benefits it cannot be removed from your Contract.


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You can also select only one of the following optional benefits either at issue or on a Contract Anniversary: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. However, if you select the No Withdrawal Charge Option you must also select one of the following at issue: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. The Target Date Retirement Benefit is available once before the older Owner's 81st birthday. The Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit are available once before the older Covered Person's 81st birthday.

You can also remove any of these optional benefits subject to certain restrictions. If you remove one of these optional benefits you may be able to make a one time replacement as set out in section 11, Selection of Optional Benefits. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefits. In addition, neither the Lifetime Plus Benefit, Lifetime Plus II Benefit, nor Lifetime Plus 10 Benefit can be replaced after Lifetime Plus Payments have begun.
Each of the optional benefits carries an additional M&E charge.



The amount of the current M&E charges during the Accumulation Phase is as follows.

                                                                              Current M&E Charge

     Base Contract                                                                   1.40%

     Additional M&E Charge for Optional Benefits*
         Quarterly Value Death Benefit                                               0.30%

         Bonus Option                                                                0.30%

         Short Withdrawal Charge Option                                              0.25%

         No Withdrawal Charge Option (also requires selection of one of the following at issue:  Target Date Retirement
             Benefit, Lifetime Plus Benefit, Lifetime Plus II
             Benefit, or                                                             0.35%

             Lifetime Plus 10 Benefit)
         Target Date Retirement Benefit                                              0.40%

         Lifetime Plus Benefit:**
             Single Lifetime Plus Payments                                           0.70%

             Joint Lifetime Plus Payments                                            0.85%

         Lifetime Plus II Benefit and Lifetime Plus 10 Benefit:**
             Single Lifetime Plus Payments                                           0.80%

                                                                            reducing to 0.70% once
                                                                         Lifetime Plus Payments begin
             Joint Lifetime Plus Payments                                            0.95%
                                                                            reducing to 0.85% once
                                                                          Lifetime Plus Payments begin

* Some or all of the optional benefits may not be available to you; check with your registered representative.

** You select either single or joint Lifetime Plus Payments at the time you select the benefit. However, you can later change joint Lifetime Plus Payments to single Lifetime Plus Payments by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary (or Benefit Anniversary, as applicable) after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract.


During the Annuity Phase, if you request variable Annuity Payments, the M&E charge on an annual basis is equal to 1.40% for Contracts without the Bonus Option, and 1.70% for Contracts with the Bonus Option. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable Partial Annuitization.


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These charges compensate us for all the insurance benefits provided by your Contract, for example:

o   our contractual obligation to make Annuity Payments,

o   the death, income, and withdrawal benefits under the Contract,

o   certain expenses related to the Contract, and

o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE
We deduct $50 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value (or Bonus Value if you select the Bonus Option) is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total Contract Value (or Bonus Value) of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge (this does not apply to Contracts issued in New Jersey). We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
The Base Contract provides a seven year withdrawal charge schedule. If you select the Bonus Option or Short Withdrawal Charge Option you will have a different withdrawal charge schedule. However, if you select the No Withdrawal Charge Option, you will not be subject to a withdrawal charge.


You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out as Annuity Payments, as death benefits, under the waiver of withdrawal charge benefit, or as part of a required minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on Lifetime Plus Payments or Cumulative Withdrawals. (For more information, see section 11.b, The Lifetime Plus Benefits and the discussions in section 8, Access to Your Money - Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)



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The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), and less any withdrawal charges. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. We do not reduce the Withdrawal Charge Basis for any penalty-free withdrawals. This means that if you take a full withdrawal while the withdrawal charge applies, and you have taken penalty-free withdrawals, you may be assessed a withdrawal charge on more than the amount you are withdrawing. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments and Cumulative Withdrawals under the Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit; withdrawals under the free withdrawal privilege; withdrawals under the waiver of withdrawal charge benefit; and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. This means that on a full withdrawal, if the Contract Value has declined due to poor performance of your selected Investment Options, the withdrawal charge may be greater than the amount available for withdrawal. Because we assess the withdrawal charge against the Withdrawal Charge Basis, in some instances, the Contract Value may be positive, but you will not receive a distribution due to the amount of the withdrawal charge. NOTE FOR CONTRACTS ISSUED IN WASHINGTON: We reduce the Withdrawal Charge Basis for penalty-free withdrawals and the free withdrawal privilege is available upon a full withdrawal. In Washington the Withdrawal Charge Basis is equal to the total Purchase Payments, less any withdrawals from the Contract (including any withdrawal charges). For more information please see the examples in Appendix H.


For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.

1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.

2. Then, we withdraw any Purchase Payments that are under the free withdrawal privilege and we do not assess a withdrawal charge. However, the free withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money - Free Withdrawal Privilege.

3. Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4. Finally, we withdraw any Contract earnings. Bonuses (if applicable) and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.


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                                       35

  Number of Complete
    Years Since We
Received Your Purchase
        Payment                                              Withdrawal Charge Amount
                                                                             Contract with the        Contract with the
                                                    Contract with the        Short Withdrawal       No Withdrawal Charge
                          Base Contract Charge        Bonus Option*            Charge Option               Option

           0                     8.5%                   8.5%                     8.5%                      0%
           1                     8.5%                   8.5%                     7.5%                      0%
           2                     7.5%                   8.5%                     5.5%                      0%
           3                     6.5%                    8%                       3%                       0%
           4                      5%                     7%                       0%                       0%
           5                      4%                     6%                       0%                       0%
           6                      3%                     5%                       0%                       0%
           7                      0%                     4%                       0%                       0%
           8                      0%                     3%                       0%                       0%
    9 years or more               0%                     0%                       0%                       0%

* In Connecticut, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the
    time periods referenced above.



There is no charge under the following circumstances:

o for the Base Contract, when you withdraw a Purchase Payment that we have had for seven complete years,

o for a Contract with the Bonus Option, when you withdraw a Purchase Payment that we have had for nine complete years,

o for a Contract with the Short Withdrawal Charge Option, when you withdraw Purchase Payments we have had for four complete years, or

o   if you have a Contract with the No Withdrawal Charge Option.

For a full withdrawal, we will deduct the withdrawal charge as a percentage of the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Contract Value (or Bonus Value if you select the Bonus Option) and we deduct it proportionately from the Investment Options.

Example: You purchase a Base Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the second Contract Year of $70,000. In the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1) Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.

2) Amounts available under the free withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3) Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and we pay you $27,750. We determine this amount as follows:
    (amount withdrawn) x (1 - withdrawal charge) = the amount you receive, or:
    $30,000 x 0.925 = $27,750.


    Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,750 ($12,000 under the partial withdrawal privilege and $27,750 from the first Purchase Payment), so we would need to deduct $12,250 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

    (the amount you receive) / (1 - withdrawal charge) = amount withdrawn, or:
    $12,250 / 0.915 = $13,388


4) Contract earnings. As we have already withdrawn your requested amount, this does not apply.


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In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,388.

NOTE: Withdrawals may have tax consequences and, if taken before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.


TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Options if you transfer less than the entire amount that is in the Investment Option. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.


PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value equal to the amount we are required to pay for premium tax. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay until the earliest of the following: upon the Income Date if you take a Full Annuitization, the date of full withdrawal from the Contract, or full distribution of the death benefit. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.



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7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase - Partial Annuitization. For more information on the taxation of Lifetime Plus Payments, see section 11.b, The Lifetime Plus Benefits.


ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.

o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. The Internal Revenue Service (IRS) has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus feature with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.

o Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.

o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a


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    contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.

o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA contracts are not currently available under this Contract. However, that may change in the future.

Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.


DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, Lifetime Plus Payments, and/or Cumulative Withdrawals before your Contract Value is fully depleted, and Excess Withdrawals) or as Annuity Payments under a Full Annuitization (including Lifetime Plus Payments on or after your Contract Value has been fully depleted).

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments, Cumulative Withdrawals and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments and if you take any Cumulative Withdrawals, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.


If you take a Full Annuitization, different rules apply. Periodic installments scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals)


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for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as annuity payments under an immediate annuity; or

6) that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;

2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3) after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4) distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)  distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);


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9) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10) a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.


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FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death;


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and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


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8. ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:

o   by taking a withdrawal;


o   by taking Lifetime Plus Payments and/or Cumulative Withdrawals;


o   by receiving Annuity Payments; or

o   when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal:

o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,

o   less any applicable withdrawal charge,

o less any deductions we make to reimburse ourselves for premium tax that we pay, and

o   less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.


Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. We will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. However, for partial withdrawals, you may instead provide us with instructions regarding the deduction of your Contract Value from your selected Investment Options as long as your Contract does not include any of the following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. You cannot take a partial withdrawal from specific Investment Options if you selected one of these optional benefits.

* These limitations do not apply to Lifetime Plus Payments, Cumulative Withdrawals, systematic withdrawals, or required minimum distributions.


If you include the Bonus Option in your Contract and there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus first (see section 11.c, Other Optional Benefits - Bonus Option). Partial withdrawals in excess of the free withdrawal privilege (see the following discussion) will reduce unvested bonus amounts by the excess amount's percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the free withdrawal privilege amount by the Contract Value.


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We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).


Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals do not reduce the Withdrawal Charge Basis,* but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments and Cumulative Withdrawals under the Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit; withdrawals under the free withdrawal privilege; withdrawals under the waiver of withdrawal charge benefit; and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals or you have had losses in your Investment Options, you may be assessed a withdrawal charge on more than the amount you are withdrawing. In some instances, you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix H.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for penalty-free withdrawals.

Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.

Example

o You purchase a Contract with the Bonus Option and make an initial Purchase Payment of $100,000. We apply a bonus to your Contract of $6,000.

o You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus has not vested at all at this time (see section 11.c, Other Optional Benefits - Bonus Option).

    Calculating the total withdrawal charge:
    Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)

        = $50,000 - $12,000 =..............................................................................$ 38,000.00

    Divided by (1 minus the withdrawal charge percentage) = 1 - 0.085 =......................................../ 0.915

    Total amount withdrawn that is subject to a withdrawal charge...........................................$41,530.05

    Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 - $38,000.00 =.......$ 3,530.05

    Reducing the Contract Value:

    Contract Value on the day of (but before) the partial withdrawal.......................................$110,600.00

    Minus the total amount withdrawn (amount requested plus the total withdrawal charge)

        = $50,000.00 + $3,530.05 =.........................................................................- 53,530.05

    Contract Value after the partial withdrawal............................................................$ 57,069.95

    Reducing the unvested bonus:

    Amount of the unvested bonus............................................................................$ 6,000.00

    Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege,

        divided by the Contract Value on the day of (but before the partial withdrawal)

        = ($53,530.05 - $12,000) / $110,600 =..................................................................x 0.380

    Reduction in the unvested bonus due to the partial withdrawal (0.38 x $6,000)..............................$ 2,280

    Unvested bonus after the partial withdrawal = $6,000 - $2,280 =............................................$ 3,720

FREE WITHDRAWAL PRIVILEGE

The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. There is no free withdrawal privilege during the Annuity Phase, or after you begin to receive Lifetime Plus Payments under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit (if applicable). However, Lifetime Plus Payments are not subject to a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while


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you are receiving Lifetime Plus Payments, however, they are subject to a withdrawal charge as set out in section 6, Expenses - Withdrawal Charge.

If you take a withdrawal of more than the free withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the free withdrawal privilege. Amounts withdrawn under the free withdrawal privilege do not reduce the Withdrawal Charge Basis.*


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under the free withdrawal privilege and the free withdrawal privilege is available upon a full withdrawal.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFIT
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary. The waiver will not apply if any Owner was confined to a nursing home on the Issue Date. If the Contract is owned by a non-individual, this benefit is available if the Annuitant becomes so confined for the required period. We require proof of confinement in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.* This benefit is not available in Massachusetts.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under this benefit.

The waiver varies from state to state and may not be available in all states. Check with your registered representative for details on the waivers available in your state.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the free withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your free withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses - Withdrawal Charge and the "Free Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating this program.


Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot participate in the systematic withdrawal program and begin receiving Lifetime Plus Payments under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit at the same time.


THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.* However, they will count against your free withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, these withdrawals will be subject to any applicable withdrawal charge.


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* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for RMD payments.

You cannot participate in the systematic withdrawal and the minimum distribution programs at the same time. We encourage prospective owners who are considering purchasing Qualified Contracts that are subject to RMD payments to consult a tax adviser regarding these benefits.


SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals, Lifetime Plus Payments, and/or Cumulative Withdrawals for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o   trading on the New York Stock Exchange is restricted;

o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

o during any other period when the SEC, by order, so permits for the protection of Owners.


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9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.


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10. DEATH BENEFIT
The death benefit provided by the Base Contract is the Traditional Death Benefit. If available, you may be able to instead select the Quarterly Value Death Benefit at Contract issue. Death benefits are only available during the Accumulation Phase of the Contract. For more information on the Quarterly Value Death Benefit, please see section 11.c, Other Optional Benefits - Quarterly Value Death Benefit. Be sure to discuss with your registered representative whether your selected death benefit is appropriate for your situation.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL DEATH BENEFIT
Under the Traditional Death Benefit, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.

1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


2. The Traditional Death Benefit value, which is the total of all Purchase Payments received before you begin receiving Lifetime Plus Payments under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit (if applicable), reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization and/or withdrawal taken. Withdrawals include Lifetime Plus Payments, Cumulative Withdrawals, and Excess Withdrawals.



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NOTE FOR CONTRACTS WITH THE BONUS OPTION: Bonus amounts are included in the calculation of the portion of the death benefit that is based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of the death benefit that is based on Purchase Payments.


NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT, OR LIFETIME PLUS 10 BENEFIT: If you begin receiving Lifetime Plus Payments, then, on and after the Benefit Date:

o the Traditional Death Benefit value will no longer increase because you can no longer make additional Purchase Payments; and each Lifetime Plus Payment, Cumulative Withdrawal, and any Excess Withdrawal will reduce the Traditional Death Benefit value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge); and

o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Cumulative Withdrawal or Excess Withdrawal you take (including any withdrawal charge).


Any amounts withdrawn or annuitized may reduce the Traditional Death Benefit value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional Death Benefit value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional Death Benefit value.

Example

o You purchase a Base Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.

o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1)  Contract Value.........................................................................$140,000

2) The Traditional Death Benefit value:

    Total Purchase Payments received.......................................................$100,000

        Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =............................- 12,500

           ................................................................................$ 87,500

Therefore, the death benefit that would be paid out on the tenth Contract Anniversary is the $140,000 Contract Value.

The Traditional Death Benefit will terminate upon the earliest of the following.

o The Business Day before the Income Date that you take a Full Annuitization.

o The Business Day that the Traditional Death Benefit value and Contract Value are both zero.

o   Contract termination.


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DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. For Qualified Contracts, there can be only one Owner and the Owner must be the Annuitant, unless the Contract is a Qualified Contract owned by a qualified plan or is part of a custodial arrangement. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner; the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.

                         UPON THE DEATH OF A SOLE OWNER
   Action under the portion of the Contract that is in the Accumulation Phase
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o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.


o If the Contract includes the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit and you selected:

     - single Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate; or

     - joint Lifetime Plus Payments, the benefit will terminate unless the deceased Owner's spouse continues the Contract. If the surviving spouse continues the Contract and we have already begun making Lifetime Plus Payments, then joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive and any Cumulative Withdrawal Value will continue to be available.


      Action under any portion of the Contract applied to Annuity Payments
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o    The Beneficiary becomes the Owner.

o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.

o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.

o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.



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                         UPON THE DEATH OF A JOINT OWNER
       (NOTE: We do not allow Joint Owners to take Partial Annuitizations)

   Action under the portion of the Contract that is in the Accumulation Phase

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o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.

o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.


o If the Contract includes the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit and you selected:

     - single Lifetime Plus Payments and the Joint Owners were not spouses, the benefit (including any Cumulative Withdrawal Value) will terminate even if the Covered Person is still alive;

     - single Lifetime Plus Payments and the Joint Owners were spouses, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse/Joint Owner is the Covered Person and they elect to continue the Contract;** or

     - joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse/Joint Owner continues the Contract.**


      Action under any portion of the Contract applied to Annuity Payments
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o    The surviving Joint Owner becomes the sole Owner.

o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.

o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.

o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


** If the surviving spouse/Joint Owner is a Covered Person and they continue the Contract after we have begun making Lifetime Plus Payments, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse and any Cumulative Withdrawal Value will continue to be available.




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    UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

   Action under the portion of the Contract that is in the Accumulation Phase
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o If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If you selected single Lifetime Plus Payments under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, the benefit (including any Cumulative Withdrawal Value) will terminate. If you selected joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the deceased Annuitant's spouse continues the Contract.

o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.

o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit.

o If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.**

o If the Contract includes the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit and you selected:

    - single Lifetime Plus Payments and the Contract is solely owned or owned by a non-individual, the benefit (including any Cumulative Withdrawal Value) will terminate;

    - single Lifetime Plus Payments and the Contract is jointly owned by non-spouses, the benefit (including any Cumulative Withdrawal Value) will terminate even if the Covered Person is still alive;

    - single Lifetime Plus Payments and the Contract is jointly owned by spouses, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse is also the Covered Person and they elect to continue the Contract;*** or

    - joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse continues the Contract.***

o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.


      Action under any portion of the Contract applied to Annuity Payments
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o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.

o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.

o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.




* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.

** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

*** If the surviving spouse is a Covered Person and they continue the Contract after we have begun making Lifetime Plus Payments, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse and any Cumulative Withdrawal Value will continue to be available.

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    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT

(NOTE: We do not allow joint Annuitants under a Partial Annuitization and we do not allow joint Annuitants during the Accumulation Phase, so this can only occur under a Full Annuitization)
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o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.

o    No death benefit is payable.

o    If the deceased was a sole Owner, the Beneficiary will become the Owner.

o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.



DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

Option A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

Option B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

Option C: If the Beneficiary is an individual, payment of the death benefit, as an Annuity Payment, under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.


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11. SELECTION OF OPTIONAL BENEFITS

Optional benefit overview:

o The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. The death benefit provided by the Quarterly Value Death Benefit will never be less than the Traditional Death Benefit that is available under the Base Contract, but they may be equal.

o The Bonus Option provides a 6% bonus on each Purchase Payment received before the older Owner's 81st birthday, subject to a three year vesting schedule. The bonus may be more than offset by the additional M&E charge and longer withdrawal charge schedule associated with it, and it is not included in any guaranteed values that are based on Purchase Payments.

o The Short Withdrawal Charge Option shortens the withdrawal charge from seven to four years. It may not be appropriate if you do not intend to take a withdrawal during the fifth through seventh years after you make a Purchase Payment.

o The No Withdrawal Charge Option eliminates the withdrawal charge altogether. This benefit requires a higher initial Purchase Payment and the selection of the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or the Lifetime Plus 10 Benefit. It may not be appropriate if you do not intend to take a withdrawal during the first four years after you make a Purchase Payment.

o The Target Date Retirement Benefit is intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point (the Target Value Date) during the Accumulation Phase. The earliest available Target Value Date is seven years after you select the benefit. If you select this benefit we will restrict your ability to make additional Purchase Payments to the first three years after you select the benefit. We will also restrict your flexibility in allocating Contract Value among the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options. The Target Date Retirement Benefit does not provide any guarantee to your Contract Value before the Target Value Date and does not lock in any gains that occur between anniversaries.

o The Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit are designed for those who want lifetime income (called Lifetime Plus Payments) and continued access to Contract Value, and are not concerned that gains will be withdrawn first and taxed as ordinary income. If you select one of these benefits we will restrict your flexibility in allocating Contract Value among, and transfers between, the Investment Options. These benefits do not guarantee the performance of any Investment Option. If you do not exercise the benefit during the eligibility period, it will no longer be available and you will have incurred higher Contract charges without receiving any benefit from selecting it. The primary differences between the benefits is that the guaranteed value provided by the Lifetime Plus II Benefit has an automatic reset feature which does not cancel previous guarantees, whereas resets under the Lifetime Plus Benefit must be requested and will cancel previous guarantees, and the Lifetime Plus 10 Benefit offers a higher potential guaranteed value and a more restrictive payout rate for certain ages. Resets, however, may cause the additional M&E charge for your selected benefit to increase.

Some or all of the optional benefits may not be available to you; check with your registered representative.

Each of the optional benefits carries an additional M&E charge. The Bonus Option also has a longer withdrawal charge schedule. For more information please see section 6, Expenses.

The Quarterly Value Death Benefit is available for selection at issue. It is available with all other optional benefits, but once you select this benefit you cannot remove it from your Contract. The additional M&E charge associated with the Quarterly Value Death Benefit will continue until the benefit terminates.

You can select only one of the three following optional benefits at issue: Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. Once you select one of these three optional benefits, you cannot remove it from your Contract. The additional M&E charge associated with the Short Withdrawal Charge and the No Withdrawal Charge Option will continue until the earlier of the termination of the benefit, or your Contract Value is fully depleted. The additional M&E charge associated with the Bonus Option will continue until your Contract terminates.

You can also select only one of the following optional benefits either at issue or on a Contract Anniversary: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. However, if you select the No Withdrawal Charge Option you must also select one of these four benefits at issue and you cannot remove it


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without replacing it as discussed later in this section. The Target Date Retirement Benefit is available once before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit are available once before the older Covered Person's 81st birthday. If you select the Target Date Retirement Benefit or one of the Lifetime Plus Benefits, the additional M&E charge associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted.

Under the Lifetime Plus Benefits, you select either single or joint Lifetime Plus Payments at the time you select the benefit. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for your selected benefit to equal the M&E charge for single Lifetime Plus Payments as of the Contract Anniversary (or Benefit Anniversary, as applicable) after we receive your request in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract.

Unless you selected the No Withdrawal Charge Option, you can also remove the Target Date Retirement Benefit or one of the Lifetime Plus Benefits, subject to certain restrictions. If you remove one of these optional benefits you may be able to make a one time replacement as follows.

For Contracts issued before March 17, 2008

o On the first Contract Anniversary you can replace the Lifetime Plus Benefit with the Lifetime Plus II Benefit.

For Contracts issued on or after March 17, 2008 and before August [TO BE ADDED UPON AMENDMENT], 2008

o Replace the Target Date Retirement Benefit with either the Lifetime Plus Benefit or Lifetime Plus II Benefit.

o Replace either the Lifetime Plus Benefit or Lifetime Plus II Benefit with the Target Date Retirement Benefit.

For Contracts issued on or after August [TO BE ADDED UPON AMENDMENT], 2008

o Replace the Target Date Retirement Benefit with one of the Lifetime Plus Benefits (the Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit).

o Replace one of the Lifetime Plus Benefits (the Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit) with the Target Date Retirement Benefit.

Special one time replacement for Contracts issued before August [TO BE ADDED UPON AMENDMENT], 2008

o During the period beginning on October [TO BE ADDED UPON AMENDMENT], 2008 and ending on October [TO BE ADDED UPON AMENDMENT], 2009, you can replace the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Target Date Retirement Benefit with the Lifetime Plus 10 Benefit. This replacement is available on the Contract Anniversary that occurs during this period.

These are the only replacements we allow for these optional benefits. In addition, if you select the No Withdrawal Charge Option, you can only remove the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit if you can replace it with another optional benefit. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefit. In addition, none of the Lifetime Plus Benefits can be replaced after Lifetime Plus Payments have begun.


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11.a THE TARGET DATE RETIREMENT BENEFIT
Your Contract Value will increase and decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, the Target Date Retirement Benefit is intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase that you select (the Target Value Date).

There is an additional M&E charge for Target Date Retirement Benefit and that charge is guaranteed for the life of the benefit. We calculate the additional M&E charge based on the average daily assets in each subaccount. If you select the Target Date Retirement Benefit, we will restrict your allocations to the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options. If you select the Target Date Retirement Benefit, you can only make additional Purchase Payments to the Contract for the first three years after you select the benefit.

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You can select the Target Date Retirement Benefit subject to certain age restrictions either at Contract issue or on a subsequent Contract Anniversary. You can also later remove it from your Contract. However, if your Contract also includes the No Withdrawal Charge Option, you can only remove the Target Date Retirement Benefit if you can replace it with the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. If you remove the Target Date Retirement Benefit you cannot reselect it in the future.


You have limited protection under the Target Date Retirement Benefit unless you hold the Contract until the Target Value Date. If you think that you may do any of the following before the Target Value Date you should consider whether selecting the Target Date Retirement Benefit is in your best interest: remove the Target Date Retirement Benefit from your Contract, terminate the Contract, or take a Full Annuitization.

The Target Date Retirement Benefit guarantees that, beginning on your Target Value Date (and on each subsequent Contract Anniversary until the benefit terminates) your Contract Value will at least equal the Target Value. The Target Value is the highest Contract Value that occurred at issue or on any subsequent Contract Anniversary, adjusted for any subsequent additional Purchase Payments or partial withdrawals. The earliest available initial Target Value Date is seven years after you select the benefit and the latest available initial date is the Contract Anniversary before the older Owner's 91st birthday. For example, assume you purchase a Contract, select the Target Date Retirement Benefit with the earliest available Target Value Date, make one initial payment, and take no withdrawals. Then, on the seventh Contract Anniversary the Target Date Retirement Benefit guarantees that your Contract Value will be at least the initial Purchase Payment or the highest Contract Value on any Contract Anniversary up to and including the seventh Contract Anniversary. However, the Target Date Retirement Benefit does not provide any guarantee to your Contract Value before the Target Value Date and it does not lock in any gains that occur between anniversaries.

If your Contract Value is less than this guaranteed amount on the Target Value Date and each subsequent Contract Anniversary, we will credit your Contract Value with the difference. We will allocate this amount to your Investment Options in proportion to the amount of Contract Value in each of the Investment Options on the date of the credit.


ADDING THE TARGET DATE RETIREMENT BENEFIT TO YOUR CONTRACT
If the Target Date Retirement Benefit is available, you can select it at Contract issue or on a Contract Anniversary one time before the older Owner's 81st birthday. You cannot add the Target Date Retirement Benefit to a Contract after the older Owner reaches age 81. You also cannot add the Target Date Retirement Benefit to your Contract and have one of the Lifetime Plus Benefits at the same time. If the Contract is owned by a non-individual, we base the availability of the benefit on the age of the Annuitant.

If you do not select the Target Date Retirement Benefit at Contract issue, you may be able to select it later if it is still available by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to add the benefit on that anniversary (the rider effective date), and your Contract Value on the rider effective date must be at least $10,000, or $25,000 if you also selected the No Withdrawal Charge Option. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider this reallocation of your Contract Value to be a "good order" issue. We will process your request to add the Target Date Retirement Benefit on the Contract Anniversary that occurs after we receive your request in good order at our Service Center and the rider effective date will be that Contract Anniversary. If you add the Target Date Retirement Benefit to your Contract after the Issue Date, then, on the rider effective date, we will increase the M&E charge to equal the amount of the additional M&E charge for the Target Date Retirement Benefit. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select the Target Date Retirement Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted.


If you select the Target Date Retirement Benefit, you can only make additional Purchase Payments and participate in the automatic investment plan for three years after the rider effective date. In addition, the flexible rebalancing program will not be available to you during the period that the Target Date Retirement Benefit is part of your Contract. However, if you remove the Target Date Retirement Benefit from your Contract, these restrictions will no longer apply on or after the rider termination date.


NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if you have not fully depleted your Contract Value. (For more information see section 3, The Annuity


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Phase.) Upon such a Full Annuitization you will no longer have a Contract Value and, therefore, you will no longer receive any Contract Value increases under the Target Date Retirement Benefit.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Target Date Retirement Benefit has a ten-day right to examine period. If you change your mind about the Target Date Retirement Benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the benefit from your Contract, we will treat it as if we had never issued it; however, it will not be available for future selection. If your Contract includes the No Withdrawal Charge Option and you remove the Target Date Retirement Benefit from your Contract, you must replace it with the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. If you do not make this replacement we will cancel your Contract.


REMOVING THE TARGET DATE RETIREMENT BENEFIT FROM YOUR CONTRACT
Once you select the Target Date Retirement Benefit, you can remove it from your Contract at any time. If you remove the Target Date Retirement Benefit from your Contract it will not be available for future selection. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove the Target Date Retirement Benefit from your Contract if you can replace it with the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, as discussed in section 11, Selection of Optional Benefits. You can request the removal of the Target Date Retirement Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary that occurs immediately after we receive your request in good order at our Service Center. If you remove the Target Date Retirement Benefit from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.


THE TARGET VALUE DATE
We may apply a credit to your Contract Value on each Target Value Date. Each Target Value Date will occur on a Contract Anniversary. You select the initial Target Value Date when you add the Target Date Retirement Benefit to your Contract. The earliest initial Target Value Date you can select is seven Contract Years after the rider effective date and the latest initial Target Value Date you can select is the Contract Anniversary before the older Owner's 91st birthday. If the Contract is owned by a non-individual, the latest initial Target Value Date you can select is the Contract Anniversary before the Annuitant's 91st birthday. Additional Target Value Dates will then occur on each subsequent Contract Anniversary while the Target Date Retirement Benefit is in effect. If the Target Value Date does not fall on a Business Day, we will apply a credit to your Contract Value on the next Business Day.


Before the older Owner's 81st birthday, you can reset the initial Target Value Date before it occurs as long as the Contract Value is at least equal to the Target Value. If the Contract is owned by a non-individual, the age restriction for resetting the initial Target Value Date is before the Annuitant's 81st birthday. The new initial Target Value Date must be on a Contract Anniversary that is at least seven Contract Years after we process your request for the reset and the latest Target Value Date is the Contract Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day.


Once we apply a credit to your Contract Value under the Target Date Retirement Benefit, the credit becomes part of your Contract Value and is available for immediate withdrawal. Also, the credit will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. Because the credit increases your Contract Value, it will also increase the total dollar amount (but not the percentage) of the M&E charge you pay. We will apply the credit to your Contract before we do any quarterly rebalancing. For tax purposes, the credit will be treated as earnings under the Contract. However, if your Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess

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withdrawal charges against Purchase Payments withdrawn in the manner described in section 6, Expenses - Withdrawal Charge.

CALCULATING THE TARGET VALUE
We only calculate the Target Value while the Target Date Retirement Benefit is in effect. If you select the Target Date Retirement Benefit at Contract issue, the Target Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Contract Anniversary. If you select the Target Date Retirement Benefit after issue, the Target Value is the highest Contract Value on the rider effective date or on any subsequent Contract Anniversary. We adjust the Target Value for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. Additional Purchase Payments will increase the Target Value on a dollar for dollar basis, but partial withdrawals and Partial Annuitizations will decrease the Target Value proportionately based on the percentage of Contract Value withdrawn (including withdrawal charges) or annuitized. If your Contract Value is less than the Target Value on any Target Value Date, we will apply a credit your Contract Value to equal the Target Value. For more details and examples of how we calculate the Target Value, please see Appendix C.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING These restrictions will apply only to Contracts with the Target Date Retirement Benefit while the benefit is in effect. By selecting this benefit, you are consenting to allow us to rebalance your Contract Value in accordance with the procedures described here and in your Contract. We have put these restrictions in place to support the guarantees that we provide under the Target Date Retirement Benefit, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit. For more information on the Investment Option groups and the restrictions on allocations to these groups, please see Tables 1, 2 and 3 in Appendix D - Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing.

We limit the amount of Contract Value you can allocate to the Investment Options in Group A to a maximum of between 30% and 5%, and we limit the amount of Contract Value you can allocate to the Investment Options in the combined Groups A, B and X to a maximum of between 95% and 35%. We require you to allocate a minimum of between 5% and 65% of your Contract Value to the Investment Options in Group Y. The minimum and maximum you can allocate to the groups depends on the number of years until the initial Target Value Date and the Contract Value as a percentage of Target Value.

The maximums decrease and the minimum increases as the number of years until the initial Target Value Date decreases and as the comparison of Contract Value as a percentage of Target Value decreases. However, we limit the amount by which the maximums can decrease in any twelve-month period. We cannot reduce the maximum percentage of Contract Value we allow in Group A by more than 10% in any one year, and we cannot reduce the maximum percentage of Contract Value we allow in the combined Groups A, B and X by more than 15% in any one year. If you allocate less than the maximum allowable amount of Contract Value to the Investment Options in the combined Groups A, B and X, you may be subject to fewer changes to the allocation of your Contract Value to the Investment Options over time and as the comparison of Contract Value as a percentage of Target Value decreases. Once we reduce the maximum amount of Contract Value we allow in Group A, or in the combined Groups A, B and X, it will never increase unless you are able to reset the initial Target Value Date and the new maximum allowable allocation is greater than your current required allocation.

On each Quarterly Anniversary, we automatically rebalance the amount of Contract Value in each of the Investment Options as discussed in Appendix D. Quarterly rebalancing will continue until the termination of the Target Date Retirement Benefit. This rebalancing applies to all of your selected Investment Options, and not just the ones that are in Groups A, B or X. On each Quarterly Anniversary we will return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments if these instructions comply with the current maximum allowable allocation for Contract Value in Group A, and the combined Groups A, B and X. However, if your most recent allocation instructions for future Purchase Payments do not meet these maximum limitations, we will rebalance your Contract Value according to the required allocations as described in Appendix D. If you choose to allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.

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If you add the Target Date Retirement Benefit to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with the maximum allowable allocations. We will not allow you to add the Target Date Retirement Benefit to your Contract until you have reallocated your Contract Value to comply with the maximum allowable allocations. We will only allow you to make transfers to and from the Investment Option groups as long as you do not exceed the current maximum allowable allocations. However, transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions. We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations; however, if they do not comply, we will instead allocate any additional Purchase Payments according to the current required allocation for each Investment Option that we established on the most recent Quarterly Anniversary. (For more information, please see Appendix D.) These Investment Option allocation and transfer restrictions will terminate when the Target Date Retirement Benefit terminates.

We will not recategorize the groups to which we assigned the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.

TERMINATION OF THE TARGET DATE RETIREMENT BENEFIT
The Target Date Retirement Benefit will terminate upon the earliest of the following.

o The Business Day we process your request to remove the Target Date Retirement Benefit from the Contract (the rider termination date).

o The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive the death benefit, then Target Date Retirement Benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.

o The Business Day before the Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.

o The Business Day we process your request for a full withdrawal.

o   Contract termination.



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11.b THE LIFETIME PLUS BENEFITS
The Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit are designed for those who want lifetime income and continued access to Contract Value, and are not concerned that gains will be withdrawn first and taxed as ordinary income. These benefits are available with other optional benefits as discussed in section 11, Selection of Optional Benefits.


Except as specified below, the same terms and conditions apply to the benefits available under the Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit. Each of these benefits provide guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) that are available to you during the Accumulation Phase. Lifetime Plus Payments are annual payments that we initially calculate using your "Benefit Base," your "age band," and whether you select single or joint Lifetime Plus Payments, as described in this section of the prospectus. There is an additional M&E charge for each of these benefits, and that charge may increase or decrease in certain situations. We calculate the additional M&E charge based on the average daily assets in each subaccount.

Your Lifetime Plus Payment, once established, can increase, but it cannot decrease unless you take an excess partial withdrawal (Excess Withdrawal). Your Lifetime Plus Payments may increase automatically each year based upon increases in your Contract Value, subject to adjustments for Excess Withdrawals. If your Contract includes the Cumulative Withdrawal Benefit, you can control the amount of each Lifetime Plus Payment you receive subject to certain restrictions. Each Benefit Year that you take less than the annual maximum Lifetime Plus Payment that you are entitled to, we add the remaining amount to the Cumulative Withdrawal Value. You can take withdrawals from your Cumulative Withdrawal Value at anytime.

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You can choose the Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit either at Contract issue or on a subsequent Contract Anniversary. You can select only one of the optional benefits subject to certain age restrictions and if the benefit is available. You can also remove your selected benefit before you exercise it. However, if your Contract includes the No Withdrawal Charge Option, you can only remove the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit if you can replace it with another benefit as set out in section 11, Selection of Optional Benefits. If you remove the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, you cannot reselect it in the future. If you select one of these benefits, you can exercise it and begin receiving Lifetime Plus Payments at any time subject to certain age restrictions. Also, if you select one of these benefits, we will restrict the Investment Options to which you can allocate money under your Contract.

If you select one of these benefits, we will ask you to choose either single Lifetime Plus Payments for the lifetime of the Covered Person, or joint Lifetime Plus Payments for the lifetime of both Covered Persons. For joint Lifetime Plus Payments, the Covered Persons must qualify as spouses under federal law. You declare the Covered Person(s) at the time you add the benefit to your Contract. If your Contract includes the Lifetime Plus Benefit or Lifetime Plus II Benefit, on the date you exercise the benefit (Benefit Date), all Covered Persons must be at least age 50 and no Covered Person can be age 91 or older. If your Contract includes the Lifetime Plus 10 Benefit, on the Benefit Date all Covered Persons must be at least age 65 and no Covered Person can be age 91 or older. The earliest possible Benefit Date you can select would be the 1st or 15th of a calendar month that occurs after we issue the Contract.

There are several important points for you to consider before selecting the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.

o None of these benefits create Contract Value or guarantee the performance of any Investment Option.

o You can remove the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit from your Contract provided that you do so before you exercise it. If you remove one of these benefits from your Contract you cannot reselect it but you may be able to replace it. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove one of these benefits from your Contract if you can replace it. For more details regarding the replacement of these benefits, see section 11, Selection of Optional Benefits.

o Contracts with the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit are subject to restrictions on the Investment Options available for allocations and transfers. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

o Under the Lifetime Plus Benefit and Lifetime Plus II Benefit, you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 50 or age 91 or older. Under the Lifetime Plus 10 Benefit you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 65 or age 91 or older. If you do not exercise the benefit during this eligibility period, it will no longer be available and you will have incurred higher Contract charges without receiving any benefit from selecting it.

o If a surviving spouse is below the age of 59 1/2 and has joint Lifetime Plus Payments that will continue, the payments will be reported as a premature distribution according to the Code.

o Once Lifetime Plus Payments begin, they cannot be terminated unless you take an Excess Withdrawal of the entire Contract Value or you request a Full Annuitization.

    - If you terminate Lifetime Plus Payments and instead take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received had you continued to receive Lifetime Plus Payments. However, if your Contract includes the Cumulative Withdrawal Benefit, the ability to terminate Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.

    - If you terminate Lifetime Plus Payments and instead request fixed Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will reduce the M&E charge on that portion of the Contract.

o If your Contract includes the Cumulative Withdrawal Benefit and you take less than the annual maximum Lifetime Plus Payment you are entitled to in a Benefit Year, you could reduce the chance that you will receive any increase to your annual maximum Lifetime Plus Payment. Allocations to the Cumulative Withdrawal Value (the difference between the maximum Lifetime Plus Payment that you are entitled to and the actual Lifetime Plus Payment you

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    received) do not earn interest or participate in the performance of your selected Investment Options, and the Cumulative Withdrawal Value is not available to your Beneficiaries upon death. (See the "Cumulative Withdrawal Benefit" discussion later in this section.)

Be sure to discuss with your registered representative and your tax adviser whether the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit is appropriate for your situation.

ADDING THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT, OR LIFETIME PLUS 10 BENEFIT TO YOUR CONTRACT
If available, you can select only one of the following either at issue or on a Contract Anniversary, but before the older Covered Person's 81st birthday: the Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit. You cannot add the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit to a Contract once the older Covered Person reaches age 81. In addition, on the date you begin receiving Lifetime Plus Payments, all Covered Persons must be at least age 50 if you selected the Lifetime Plus Benefit or Lifetime Plus II Benefit (or age 65 if you selected the Lifetime Plus 10 Benefit) and no Covered Person can be age 91 or older. This means that under the Lifetime Plus Benefit or Lifetime Plus II Benefit, joint Lifetime Plus Payments will never be available if there is more than a 40-year age difference between spouses. In addition, under the Lifetime Plus 10 Benefit, joint Lifetime Plus Payments will never be available if there is more than a 25-year age difference between spouses.

If you do not select any of these benefits at Contract issue, you may be able to select one later if it is still available by completing the appropriate form. However, you cannot add any of these benefits to your Contract and have the Target Date Retirement Benefit at the same time. We must receive this form no later than 30 days before a Contract Anniversary in order to add the benefit on that anniversary (the rider effective date), and your Contract Value on the rider effective date must be at least either $25,000 if you also selected the No Withdrawal Charge Option, or $10,000. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider the reallocation of your Contract Value to comply with these restrictions to be a "good order" issue. We will process your request to add the selected benefit after the Issue Date on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs after we receive your request in good order at our Service Center and your rider effective date for your selected benefit will be that Contract Anniversary. If you add one of these benefits to your Contract after the Issue Date, then, on the rider effective date, we will increase the M&E charge to equal the amount of the additional M&E charge for your selected benefit and the payment type (single life or joint life) that is in effect for a newly issued Contract as of the rider effective date. We guarantee that the additional M&E charge for your selected benefit and payment type will not exceed the maximum additional M&E charge that we declared when you purchased your Contract and was set forth in the Fee Table of the prospectus you received at that time. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select one of these benefits, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted.

If you add one of these benefits to your Contract, the flexible rebalancing program will not be available to you during the period that the benefit is part of your Contract.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit each have a ten-day right to examine period. If you change your mind about the benefit you selected, you can remove it from your Contract within ten days after receiving the rider. If you remove any of these benefits from your Contract, we will treat the benefit as if we had never issued it; however, none of these benefits will then be available for future selection. If your Contract includes the No Withdrawal Charge Option, you can only remove the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit from your Contract if you can replace it with another benefit, as discussed in section 11, Selection of Optional Benefits. If you do not make this replacement we will cancel your Contract.

REMOVING THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT, OR LIFETIME PLUS 10 BENEFIT FROM YOUR CONTRACT Once you select the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, you can remove it from your Contract at any time before you exercise it. If you remove one of these benefits from your Contract, then none of these benefits will be available for future selection. However, you may be able to replace the Lifetime Plus or Lifetime

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Plus II Benefit with the Lifetime Plus 10 Benefit as set out in section 11, Selection of Optional Benefits. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit from your Contract if you can replace it with another benefit as discussed in section 11, Selection of Optional Benefits. You can request the removal of the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in good order at our Service Center. If you remove one of these benefits from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

Although you cannot remove the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit from your Contract after Lifetime Plus Payments begin, you can terminate it by electing to stop Lifetime Plus Payments and instead:

o take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax that we pay (however, if your Contract includes the Cumulative Withdrawal Benefit, this option is only available if your Contract Value is greater than the Cumulative Withdrawal Value); or

o request Annuity Payments under a Full Annuitization based on the greater of the entire Contract Value or Cumulative Withdrawal Value (if applicable), less any deduction we make to reimburse ourselves for premium tax that we pay.

NOTE:  If you terminate Lifetime Plus Payments:

o your Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit will terminate and none of these benefits will be available for future selection,

o    the Accumulation Phase of the Contract will end,

o    the death benefit will terminate, and

o if you request Annuity Payments, all annuitized portions of the Contract will terminate as indicated in section 3, The Annuity Phase.

WHO IS CONSIDERED A COVERED PERSON(S)?
For single Lifetime Plus Payments and for:

o   solely owned Contracts, the Covered Person is the Owner.

o Contracts owned by a non-individual, the Covered Person is the Annuitant.

o jointly owned Contracts, you can choose which Owner is the Covered Person subject to the maximum age restriction for adding the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit (age 80 or younger) to your Contract.

For joint Lifetime Plus Payments, Covered Persons must be spouses and for:

o   Non-Qualified Contracts:

     -    spouses must be Joint Owners; or

     - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or

     - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

o   Qualified Contracts:

     - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

     - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. However, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

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After we issue the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, you cannot add a Covered Person to your Contract or change Covered Persons. However, you can remove a Covered Person after we issue the benefit if you selected joint Lifetime Plus Payments. You can make this change only once.

Before Lifetime Plus Payments begin, you can request the removal of a joint Covered Person within 30 days before a Contract Anniversary by completing the appropriate form. Once Lifetime Plus Payments have begun, you can request the removal of a joint Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* (or Benefit Anniversary*, as applicable) that occurs immediately after we receive your request in good order at our Service Center. If you remove a joint Covered Person from your Contract, we will change the additional M&E charge for your selected benefit only if this amount differs from the current additional M&E charge on your Contract. We will change the additional M&E charge as follows.

o For Contracts with the Lifetime Plus Benefit and Contracts that were issued before August [TO BE ADDED UPON AMENDMENT], 2008, with the Lifetime Plus II
    Benefit: We will change the additional M&E Charge for your selected benefit to equal the additional M&E Charge for the same newly issued benefit with single Lifetime Plus Payments.

o For Contracts with the Lifetime Plus 10 Benefit and Contracts that were issued on or after August [TO BE ADDED UPON AMENDMENT], 2008, with the Lifetime Plus II Benefit: If we are still offering your selected benefit, we will change the charge to equal the current additional M&E charge for your selected benefit with single Lifetime Plus Payments that is available at that time. If we are no longer offering your selected benefit, we reserve the right to declare a new additional M&E charge.

However, we guarantee that any new additional M&E charge will not be greater than the maximum additional M&E charge for your selected benefit with single Lifetime Plus Payments that we declared when you purchased your Contract and was set forth in the Fee Table of the prospectus you received at that time. If we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the anniversary that we process your request will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

After the Benefit Date we will not reduce your Lifetime Plus Payment if you remove a Covered Person from your Contract, but we may increase your payment as follows. We will compare your current Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person's current age and the current Contract Value as of the Benefit Anniversary that we process your removal request (see the age band table in the "Lifetime Plus Payments" discussion later in this section). If the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your Lifetime Plus Payment to this new amount. However, if your Contract includes the Cumulative Withdrawal Benefit, we use your annual maximum Lifetime Plus Payment for this comparison, and if the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your annual maximum Lifetime Plus Payment to this new amount. If you chose to receive the maximum payment, the same increase will also apply to the actual Lifetime Plus Payment you receive for the coming year. However, if you chose to receive less than the maximum payment, there will be no change to the actual Lifetime Plus Payment you receive for the coming year and we will apply the difference between your maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

NOTE: A person will no longer qualify as a Covered Person and will be removed from the Contract if that person is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required above.

NOTE FOR JOINT LIFETIME PLUS PAYMENTS: The Covered Persons must continue to qualify as spouses under federal law until the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit terminates. Once you declare the Covered Persons, if at any time before the benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract. If one Covered Person dies before we receive notice that the Covered Persons are no longer spouses, then the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit will terminate and any Lifetime Plus Payments we were making will stop.

NOTE FOR JOINT OWNERS SELECTING SINGLE LIFETIME PLUS PAYMENTS: If the Joint Owners are not spouses, Lifetime Plus Payments will stop with the death of any Owner. If the Joint Owners are spouses, Lifetime Plus Payments will stop with the death of any Owner unless the surviving spouse/Joint Owner is the Covered Person and

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chooses to continue the Contract. This means that if you select single Lifetime Plus Payments on a jointly owned Contract, Lifetime Plus Payments could stop even if the Covered Person is still alive.

NOTE FOR CONTRACTS ISSUED TO CIVIL UNION PARTNERS IN NEW JERSEY: In the state of New Jersey we allow civil union partners to be Joint Owners and/or Joint Covered Persons. However, civil union partners are treated differently than persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments will continue and when your benefit will terminate. Specifically, upon the death of one spouse, the surviving spouse can continue the Contract. In addition, if the spouses were Joint Covered Persons and had begun receiving Lifetime Plus Payments, the payments would continue for the entire lifetime of the survivor. However, if the Contract was jointly owned by civil union partners, then upon the death of one civil union partner, the surviving civil union partner can only continue the Contract in the Accumulation Phase for a maximum of five years. This limitation also applies to Lifetime Plus Payments. So upon the death of one civil union partner, if the surviving civil union partner is a Covered Person, Lifetime Plus Payments can only continue for a maximum of five years. In addition, Lifetime Plus Payments can only continue for a maximum of five years from the date of death if you appoint civil union partners as Joint Covered Persons, the Contract is solely owned and the Owner dies first, or the Contract is owned by a non-individual and the Annuitant dies first. Therefore, it may be more advantageous to civil union partners that are considering purchasing a Contract with the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit to purchase one contract for each partner and appointing only one Covered Person instead of purchasing one contract and appointing Joint Covered Persons. We strongly advise civil union partners to consult a tax adviser before purchasing a Contract and appointing themselves as Joint Covered Persons. For more information about how civil union partnerships affect Lifetime Plus Payments, please see the Lifetime Plus Benefit rider, Lifetime Plus II Benefit rider, or Lifetime Plus 10 Benefit rider.

IF YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS

o You can no longer remove the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit from the Contract.

o    Partial Annuitizations are no longer available.

o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.

o The free withdrawal privilege will no longer be available to you. However, Lifetime Plus Payments and Cumulative Withdrawals (if available) are not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. For Contracts issued in Washington, however, Lifetime Plus Payments will reduce the Withdrawal Charge Basis.

o Excess Withdrawals (including a full withdrawal of the Contract Value) which are available while you are receiving Lifetime Plus Payments are subject to a withdrawal charge and will reduce the Withdrawal Charge Basis as set out in section 6, Expenses - Withdrawal Charge.

o Any Excess Withdrawal will reduce your Lifetime Plus Payment (or annual maximum Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) on the next Benefit Anniversary after the withdrawal. However, if you take an Excess Withdrawal of your entire remaining Contract Value, or you take an Excess Withdrawal that reduces your Lifetime Plus Payment to below the acceptable minimum, your payments will stop and your benefit will terminate on the Business Day you took the Excess Withdrawal.

o The systematic withdrawal program will no longer be available to you. If you are participating in this program, your participation will stop.

o You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:

    -   an Owner dies and the spouse continues the Contract, or

    - you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

o The additional M&E charge for the Lifetime Plus Benefit will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.

o The additional M&E charge for the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit will decrease as indicated in the Fee Tables and section 6, Expenses, but it will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.

o If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the Quarterly Value Death Benefit value is greater than zero.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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o The portion of the Traditional Death Benefit value that is based on Purchase Payments will no longer increase.

o Each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge). For more information, please see section 10, Death Benefit - Traditional Death Benefit, and Appendix E - Quarterly Anniversary Value Calculation and Examples - Calculating the Quarterly Anniversary Value under the Quarterly Value Death Benefit.

o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal.

o You can no longer manually reset the 5% Annual Increase under the Lifetime Plus Benefit, we will no longer automatically reset the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit or the 10% Annual Increase under the Lifetime Plus 10 Benefit.

o We will no longer calculate the following values and they will all cease to exist: the Quarterly Anniversary Value under either the Lifetime Plus or Lifetime Plus II Benefit; the 5% Annual Increase under the Lifetime Plus Benefit; the Highest Annual Increase under the Lifetime Plus II Benefit; and the 10% Annual Increase under the Lifetime Plus 10 Benefit. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate it.

o We may apply an annual payment increase to your Lifetime Plus Payment (or annual maximum Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit) on every Benefit Anniversary after Lifetime Plus Payments have begun and before the older Covered Person's 91st birthday. If we increase your Lifetime Plus Payment (or annual maximum Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit), we reserve the right to change the additional M&E charge for your selected benefit and payment type (single life or joint life) to equal the charge for your selected benefit and payment type on a newly issued Contract as of the next fifth Benefit Anniversary. This change will take effect 60 days after that fifth Benefit Anniversary if we increased your Lifetime Plus Payments on that Benefit Anniversary or any of the previous four Benefit Anniversaries.

o Once Lifetime Plus Payments begin, you cannot terminate them unless you take an Excess Withdrawal of the entire Contract Value or you request a Full Annuitization. However, if your Contract includes the Cumulative Withdrawal Benefit, terminating Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.

LIFETIME PLUS PAYMENTS
To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in good order at our Service Center. The last available Benefit Date you can select is the one that occurs before the older Covered Person's 91st birthday.


You cannot exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit if any Covered Person is younger than age 50 or age 91 or older. You cannot exercise the Lifetime Plus 10 Benefit if any Covered Person is younger than age 65 or age 91 or older. If you have not begun receiving Lifetime Plus Payments six months before the older Covered Person's 91st birthday, we will send you written notice that the benefit is about to terminate. If the benefit terminates before you begin receiving Lifetime Plus Payments, you will have incurred higher Contract expenses without receiving any explicit advantage from selecting it.

NOTE: If you add the Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit to your Contract when the older Covered Person is age 80, then we will extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the 5% Annual Increase, Enhanced 5% Annual Increase, or 10% Annual Increase (as applicable). Keep in mind that the Benefit Date must occur on either the 1st or the 15th of a calendar month.

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each Lifetime Plus Payment amount will equal the annual Lifetime Plus Payment (or annual actual Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit) divided by the number of payments we will make during the Benefit Year. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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If you exercise the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, we will begin making Lifetime Plus Payments as of the Benefit Date. Under the Lifetime Plus Benefit or Lifetime Plus II Benefit, we base the initial payment on the Benefit Base (for more information, see "The Benefit Base" discussion later in this section) and the age band of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:

                                             Annual Lifetime Plus Payment percentage
    Age band of the Covered Person         (or annual maximum Lifetime Plus Payment
(or younger of the Covered Persons for        percentage for Contracts with the
     joint Lifetime Plus Payments)              Cumulative Withdrawal Benefit)
----------------------------------------  ------------------------------------
               50 to 59                                       4%
               60 to 69                                       5%
               70 to 79                                       6%
              80 or older                                     7%

Under the Lifetime Plus 10 Benefit, we base the initial payment on the Benefit
Base and the age band of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:


                                              Annual Lifetime Plus Payment percentage
    Age band of the Covered Person           (or annual maximum Lifetime Plus Payment
(or younger of the Covered Persons for          percentage for Contracts with the
     joint Lifetime Plus Payments)                Cumulative Withdrawal Benefit)
----------------------------------------    -------------------------------------------

               65 to 79                                         5%
              80 or older                                       6%

Future Lifetime Plus Payments will only decrease if you take an Excess Withdrawal, and they may increase if there are any gains in the Contract Value or when the payment percentage increases based on the age of the Covered Person (for more information see "Automatic Annual Payment Increases to the Lifetime Plus Payments" next in this section). However, if your Contract includes the Cumulative Withdrawal Benefit and you take less than the annual maximum Lifetime Plus Payment that you are entitled to in a Benefit Year, you could reduce the chance that you will receive an annual increase to your Lifetime Plus Payment.

An Excess Withdrawal will reduce your Lifetime Plus Payment (or annual maximum Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit) proportionately by the percentage of Contract Value withdrawn on the next Benefit Anniversary after the withdrawal. Taking Excess Withdrawals may cause Lifetime Plus Payments to stop, and your benefit to terminate.

The annual Lifetime Plus Payment percentage (or annual maximum Lifetime Plus Payment percentage for Contracts with the Cumulative Withdrawal Benefit) is set on the rider effective date and will not change for an age band during the life of the Contract. However, we may use different percentages and age bands for newly issued Contracts in the future.

For Contracts that do not include the Cumulative Withdrawal Benefit the initial Lifetime Plus Payment must be at least $100. For Contracts that include the Cumulative Withdrawal Benefit the initial actual Lifetime Plus Payment must either be zero, or at least $100. If we are unable to structure your initial payment so that it complies with these restrictions for the payment frequency you selected, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements.

If your Contract does not include the Cumulative Withdrawal Benefit and you take an Excess Withdrawal that reduces your Lifetime Plus Payment to less than $100 and we cannot restructure your payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate. If your Contract includes the Cumulative Withdrawal Benefit and you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate.

Once each Benefit Year you can change the frequency of Lifetime Plus Payments for the following Benefit Year. However, if your Contract includes the Cumulative Withdrawal Benefit you cannot change the frequency of your payments after your Contract Value is fully depleted. If your Contract includes the Cumulative Withdrawal Benefit, then on and after the date that your Contract Value is fully depleted, you will receive the maximum Lifetime Plus Payment you are entitled to at the same frequency you were receiving payments before your Contract Value was fully depleted. If your Contract includes the Cumulative Withdrawal Benefit you cannot choose to receive less than the maximum Lifetime Plus Payment you are entitled to after your Contract Value is fully depleted.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we will change the payment frequency on the Benefit Anniversary and the change will remain in effect until the benefit terminates or you request another change.

For Qualified Contracts, if we calculate the required minimum distribution based on the value in this Contract and this amount is greater than your remaining Lifetime Plus Payments for the calendar year, we will do one of the following.

o If you will receive at least one more payment before the end of the calendar year and your Contract does not include the Cumulative Withdrawal Benefit, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. We do not consider this type of increase to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and is not subject to a withdrawal charge.

o If you will receive at least one more payment before the end of the calendar year and your Contract includes the Cumulative Withdrawal Benefit, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. However, if this increase causes your actual Lifetime Plus Payment to be greater than the maximum payment, we will deduct the extra from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

o If you will not receive any more payments before the end of the calendar year, we will instead send you one payment by the end of the calendar year that is equal to the remaining required minimum distribution. If your Contract includes the Cumulative Withdrawal Benefit, we will deduct this payment from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

We will deduct each Lifetime Plus Payment (and any additional payments resulting from a required minimum distribution) proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while the benefit is in effect (subject to certain restrictions set out in section 4, Investment Options - Transfers, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section).

If you reach a point where the Lifetime Plus Payment your are receiving is greater than your remaining Contract Value, we will credit your Contract with the difference of your Lifetime Plus Payment minus your Contract Value immediately before we make the payment. We will then make the Lifetime Plus Payment and reduce your Contract Value to zero. We make this credit for tax reasons so that this last payment before the Contract Value is fully depleted will be taxed as a withdrawal and all subsequent Lifetime Plus Payments will be taxed as annuity payments. If your Contract Value is fully depleted for any reason other than an Excess Withdrawal of the entire Contract Value while the benefit is in effect, then Lifetime Plus Payments will continue as follows.

o For single Lifetime Plus Payments where the Contract is solely owned or owned by a non-individual, Lifetime Plus Payments continue until the death of the Covered Person.

o For single Lifetime Plus Payments where the Contract is jointly owned and the Joint Owners are not spouses, Lifetime Plus Payments continue until the death of any Joint Owner.

o For single Lifetime Plus Payments where the Contract is jointly owned by spouses, Lifetime Plus Payments continue until the death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse is the Covered Person and elects to continue the Contract, Lifetime Plus Payments continue at 100% of the amount that we were paying when both Owners were alive until the death of the Covered Person.

o For joint Lifetime Plus Payments, Lifetime Plus Payments continue until the deaths of both Covered Persons so long as the Covered Persons are married at the time of the first Covered Persons death. Upon the death of an Owner (or the Annuitant if the Contract is owned by a non-individual) who was also a Covered Person, if the surviving spouse continues the Contract, joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive. However, if the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop.

NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if you have not fully depleted your Contract Value. (For more information see section 3, The Annuity Phase.) If on the maximum permitted Income Date you were receiving Lifetime Plus Payments, we guarantee you will

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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receive the greater of your Lifetime Plus Payment (or maximum Lifetime Plus Payment if your Contract includes the Cumulative Withdrawal Benefit), or fixed Annuity Payments under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

The Cumulative Withdrawal Benefit
The Cumulative Withdrawal Benefit first became available with the Lifetime Plus 10 Benefit on August [TO BE UPDATED BY AMENDMENT], 2008, but we are adding it to Contracts that were issued before August [TO BE UPDATED BY AMENDMENT], 2008 that have one of the Lifetime Plus Benefits.

The Cumulative Withdrawal Benefit allows you to control the amount of Lifetime Plus Payment you receive before you fully deplete your Contract Value. You can change the amount of your actual Lifetime Plus Payment for the following Benefit Year by sending us notice. However, after your Contract Value is fully depleted you are required to take the maximum payment. You must provide notice of any requested change to your Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we will change your actual Lifetime Plus Payment to your requested amount on the Benefit Date or Benefit Anniversary (as applicable) and the change will remain in effect until you request another change or until your Contract Value is fully depleted.

Each time you take less than the annual maximum Lifetime Plus Payment that you are entitled to, we add the remaining amount (the annual maximum Lifetime Plus Payment minus the annual actual Lifetime Plus Payment) to the Cumulative Withdrawal Value. Amounts added to the Cumulative Withdrawal Value will not reduce your Contract Value or your death benefit until they are withdrawn as a Cumulative Withdrawal. If you take less than the annual maximum Lifetime Plus Payment you are entitled to in a Benefit Year, you could reduce the chance that you will receive any increase to your annual maximum Lifetime Plus Payment. (For more information see the "Automatic Annual Payment Increases to the Lifetime Plus Payments" discussion that appears next in this section.) In addition, allocations to the Cumulative Withdrawal Value do not earn interest or participate in the performance of your selected Investment Options, and the Cumulative Withdrawal Value is not available to your Beneficiaries upon death.

You can take withdrawals from your Cumulative Withdrawal Value at anytime. Any portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion of a withdrawal that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce your Withdrawal Charge Basis. However, each Cumulative Withdrawal will reduce your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and it will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn.

If your Contract Value is fully depleted for any reason other than an Excess
Withdrawal:

o   we will send you any remaining Cumulative Withdrawal Value,

o   your Cumulative Withdrawal Benefit will terminate,

o you will receive your maximum Lifetime Plus Payment (actual Lifetime Plus Payments are not available after the Contract Value is fully depleted) at the payment frequency you previously selected, and

o your Lifetime Plus Payments will continue as indicated in the "Termination of the Lifetime Plus Benefit, Lifetime Plus II, and Lifetime Plus 10 Benefit" discussion that appears later in this section.

However, if your Contract Value is fully depleted because of an Excess Withdrawal, we will send you any remaining Cumulative Withdrawal Value and both your Cumulative Withdrawal Benefit and your selected Lifetime Plus Benefit will terminate.

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS
On each Benefit Anniversary after the Benefit Date, and before the older Covered Person's 91st birthday, we may increase your Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary or when the Lifetime Plus Payment percentage increases based of the age of the Covered Person as follows.

If your Contract does not include the Cumulative Withdrawal Benefit: You will automatically receive an annual payment increase to your Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your Lifetime Plus Payment by this percentage. For example, if your Contract Value increases 5%, your annual Lifetime Plus Payment will increase 5%. On each Benefit Anniversary you may also receive an annual payment increase if the annual Lifetime Plus Payment percentage increases based on the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) and the new percentage, when applied to the Contract Value results in a higher Lifetime Plus Payment.

If your Contract includes the Cumulative Withdrawal Benefit: If at the end of the Benefit Year you have taken your annual maximum Lifetime Plus Payment (as actual Lifetime Plus Payments and/or Cumulative Withdrawals) you will automatically receive an increase to next year's annual maximum Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your annual maximum Lifetime Plus Payment by this percentage. For example, if your Contract Value increases 5%, your annual maximum Lifetime Plus Payment will increase 5%. In addition, you are also eligible to receive an increase to your annual maximum Lifetime Plus Payment regardless of whether or not you have taken your annual maximum Lifetime Plus Payment during the Benefit Year. We will increase your annual maximum Lifetime Plus Payment on a Benefit Anniversary if the payment percentage for the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) when applied to the Contract Value as of the Benefit Anniversary results in a higher annual maximum Lifetime Plus Payment. In this case, we will increase your annual maximum Lifetime Plus Payment to this new value as of the Benefit Anniversary. Increases to your annual maximum Lifetime Plus Payment will not apply to the actual Lifetime Plus Payment you receive if you choose to receive less than the annual maximum Lifetime Plus Payment to which you are entitled. If your actual Lifetime Plus Payment is less than your maximum, your actual Lifetime Plus Payment percentage will not increase, but the dollar amount you receive may increase. For example, you request to receive 80% of your maximum payment as your actual payment; which produces an annual actual Lifetime Plus Payment of $800. If your maximum payment increases by 10%, your actual payment percentage will remain at 80%, but you will now receive $880.

NOTE: Automatic annual payment increases to the Lifetime Plus Payments are no longer available after the older Covered Person's 91st birthday or after you fully deplete your Contract Value.

For Contracts that were issued before August [TO BE ADDED UPON AMENDMENT], 2008, with the Lifetime Plus Benefit or Lifetime Plus II Benefit: If you receive an annual payment increase to your Lifetime Plus Payment (or annual maximum Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit), we will change the additional M&E Charge for your selected benefit and payment type (single life or joint life) on the next fifth Benefit Anniversary to equal the additional M&E Charge for the same newly issued benefit and payment type on that fifth Benefit Anniversary.

For Contracts with the Lifetime Plus 10 Benefit and Contracts that were issued on or after August [TO BE ADDED UPON AMENDMENT], 2008, with the Lifetime Plus Benefit or Lifetime Plus II Benefit: If you receive an annual payment increase to your Lifetime Plus Payment (or annual maximum Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit), we will change the additional M&E Charge for your selected benefit and payment type (single life or joint life) on the next fifth Benefit Anniversary. If we are still offering your selected benefit, we will change the charge to equal the current additional M&E charge for your selected benefit and payment type (single life or joint life) that is available at that time. If we are no longer offering your selected benefit, we reserve the right to declare a new additional M&E charge for the benefit.

However, we guarantee that any new additional M&E charge will not be greater than the maximum additional M&E charge for your selected benefit and payment type (single life or joint life) that we declared when you purchased your Contract and was set forth in the Fee Table of the prospectus you received at that time.

We will only change the additional M&E charge for your benefit if this amount differs from the current additional M&E charge on your Contract. In addition, we will not change the additional M&E charge for your benefit if you have not received an increase to your Lifetime Plus Payment.

We will make any change as of the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the

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Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for your benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for your benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive future annual payment increases to your Lifetime Plus Payments (or annual maximum Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit), but you will keep the most recent annual payment increase. Also, your annual Lifetime Plus Payment amount (or annual maximum Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit) will be equal to the annual amount that we established on the current fifth Benefit Anniversary, and it will remain fixed at this level until the benefit terminates, unless you take an Excess Withdrawal. If you do not notify us of your intention to decline the increase to the additional M&E charge for the benefit during the 30-day notice period, we will assume you accept the increase and we will make the change. If you accept an increase to the additional M&E charge associated with the benefit, then you will continue to be eligible to receive future annual payment increases.

Example of the Annual Payment Increase

o You select the Lifetime Plus II Benefit with single Lifetime Plus Payments when you are age 57. The Lifetime Plus II Benefit includes the Cumulative Withdrawal Benefit. You are the only Owner and are also the sole Covered Person. Your initial Lifetime Plus Payment percentage is 4% and your Benefit Base is $105,000. You select annual Lifetime Plus Payments. You choose to receive the annual maximum Lifetime Plus Payment as your actual payment and, therefore, there are no allocations to the Cumulative Withdrawal Benefit. Your initial annual Lifetime Plus Payment is $4,200 ($105,000 x 4%).

                                                                                       Annual
                                                                      Annual       maximum/actual
                                                                     payment        Lifetime Plus
                                         Age     Contract Value     percentage         Payment

     Benefit Date                        57         $100,000            4%             $4,200
     First Benefit Anniversary           58         $102,000            4%             $4,284
     Second Benefit Anniversary          59         $ 98,000            4%             $4,284
     Third Benefit Anniversary           60         $100,000            5%             $5,000

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 - $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($4,200 x 1.02 = $4,284).

o On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. Also, your current annual payment percentage applied to your current Contract Value (4% x $98,000 = $3,920) does not result in a higher payment, so we do not increase your maximum Lifetime Plus Payment at this time.

o On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 - $98,000) / $98,000 = 2%. We then apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($4,284 x 1.02 = $4,370). However, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $100,000 = $5,000) to the current payment (which has been increased to $4,370 as a result of the growth in Contract Value during the past year). Because the Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the growth in Contract Value, we will increase the annual maximum Lifetime Plus Payment to $5,000.

Example of the Effect of the Cumulative Withdrawal Benefit

o Continuing the example above, assume that instead of taking the annual maximum Lifetime Plus Payment as your annual actual payment, you take an annual actual Lifetime Plus Payment of $3,000 during each of the first three Benefit Years, and then you take the entire annual maximum Lifetime Plus Payment as your annual actual payment during the fourth and fifth Benefit Years.

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                                       68

                                                                              Annual
                                                               Annual        maximum      Annual actual    Cumulative
                                                               payment    Lifetime Plus   Lifetime Plus    Withdrawal
                                    Age     Contract Value   percentage      Payment         Payment          Value

     Benefit Date                   57         $100,000          4%           $4,200          $3,000         $1,200
     First Benefit Anniversary      58         $103,000          4%           $4,200          $3,000         $2,400
     Second Benefit Anniversary     59         $106,000          4%           $4,240          $3,000         $3,640
     Third Benefit Anniversary      60         $ 99,000          5%           $4,950          $4,950         $3,640
     Fourth Benefit Anniversary     61         $102,000          5%           $5,100          $5,100         $3,640

o On the Benefit Date we pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment that you did not take to your Cumulative Withdrawal Value ($4,200 - $3,000 = $1,200).


o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of this increase is ($103,000 - $100,000) / $100,000 = 3%. However, because your actual Lifetime
    Plus Payment was less than the maximum payment during the last Benefit Year, we do not apply this increase to your maximum Lifetime Plus Payment. Also, your current annual payment percentage applied to your current Contract Value (4% x $103,000 = $4,120) does not result in a higher payment than your current maximum Lifetime Plus Payment, so we do not increase your maximum payment at this time. We pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($1,200) to your Cumulative Withdrawal Value, which increases that amount to $2,400.

o On the second Benefit Anniversary the current Contract Value is greater than the Contract Value on the first Benefit Anniversary, but because you took less than the maximum Lifetime Plus Payment during the last Benefit Year we do not apply this increase to your annual maximum payment. However, your current annual payment percentage applied to your current Contract Value (4% x $106,000 = $4,240) does result in a higher payment, so we increase your maximum Lifetime Plus Payment to this higher amount. Because you are taking less than the annual maximum payment you are entitled to, your actual Lifetime Plus Payment ($3,000) will not change. We will then apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,240 - $3,000 = $1,240) to your Cumulative Withdrawal Value, which increases that amount to $3,640.

o On the third Benefit Anniversary the current Contract Value is less than the Contract Value on the second Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. However, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $99,000 = $4,950), to the current maximum payment ($4,240), and we increase your annual maximum Lifetime Plus Payment to this higher amount. Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $4,950. However, because you are taking your maximum Lifetime Plus Payment as your actual payment, your Cumulative Withdrawal Value will not increase.

o On the fourth Benefit Anniversary the current Contract Value is greater than the Contract Value on the third Benefit Anniversary. The percentage of this increase is ($102,000 - $99,000) / $99,000 = 3.03%. Because you took your maximum Lifetime Plus Payment as your actual payment last year we apply a 3.03% increase to your annual maximum Lifetime Plus Payment ($4,950 x 1.0303 = $5,100). Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $5,100, but your Cumulative Withdrawal Value will not increase.

o You can take payments from your Cumulative Withdrawal Value at anytime while the Cumulative Withdrawal Benefit is in effect. If your Contract Value is fully depleted while you are taking Lifetime Plus Payments for any reason other than an Excess Withdrawal, we will send you a Cumulative Withdrawal of your entire Cumulative Withdrawal Value and your Lifetime Plus Payments will continue as described in the discussion "Termination of the Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit" later in this section. Cumulative Withdrawals do not reduce your Lifetime Plus Payments. However, your Cumulative Withdrawal Value does not earn interest or participate in the performance of your selected Investment Options, and the Cumulative Withdrawal Value is not available to your Beneficiaries upon death.

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Example of the Effect of an Excess Withdrawal on the Lifetime Plus Payment

                                                                         Annual
                                                         Annual      maximum/actual      Cumulative
                                                         payment      Lifetime Plus      Withdrawal
                                    Contract Value      percentage      Payment           Value
     Third Benefit Anniversary           $ 99,000          5%            $4,950            $3,640
     Fourth Benefit Anniversary          $ 91,000          5%           $4,678.26            $0

o Continuing the previous example, assume that during the second month of the fourth Benefit Year you request a withdrawal of $8,820 at a time when the Contract Value is $98,000. First we withdraw your entire Cumulative Withdrawal Value and send you a Cumulative Withdrawal of $3,640. The Cumulative Withdrawal reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the payment is $98,000 - $3,640 = $94,360.

o The remainder of the withdrawal ($8,820 - $3,640 = $5,180) is an Excess Withdrawal. The Excess Withdrawal is subject to a 3% withdrawal charge, which is $5,180 / (1 - 0.03) = $5,180 / 0.97 = $5,340.21. The Excess
    Withdrawal and the withdrawal charge also reduce the Contract Value on a dollar for dollar basis ($94,360 - $5,340.21 = $89,019.79). As a percentage of Contract Value, the Excess Withdrawal (including the withdrawal charge) represents 5.49% of Contract Value ($5,340.21 / $94,360 = 5.66%).

o On the fourth Benefit Anniversary we reduce the annual maximum Lifetime Plus Payment for the fifth year by the percentage of Contract Value withdrawn as an Excess Withdrawal (including the withdrawal charge) during the fourth year, which is $4,950 - (5.66% x $4,950) = $4,950 - $280.14 = $4669.86.
    Because your actual payment is equal to the maximum Lifetime Plus Payment for the fifth year, your actual Lifetime Plus Payment also reduces to $4,669.86 and your Cumulative Withdrawal Value will remain at zero.

THE BENEFIT BASE
We base the initial Lifetime Plus Payments on the Benefit Base and the age band of the Covered Person(s). You can access the Benefit Base only by taking Lifetime Plus Payments.

On the date you begin receiving Lifetime Plus Payments (the Benefit Date), the Benefit Base is equal to the greatest of:

o    the Contract Value,

o    the Quarterly Anniversary Value,

o for the Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),

o for the Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or

o    for the Lifetime Plus 10 Benefit, the 10% Annual Increase.

NOTE: The greater the Benefit Base, the greater the Lifetime Plus Payment you will receive.

Beginning on the Benefit Date, your Lifetime Plus Payment will only increase through the automatic annual payment increase feature (which is only available before the older Covered Person's 91st birthday).

NOTE: Under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, we will no longer calculate the following values beginning on the earlier of the older Covered Person's 91st birthday or the Benefit Date: the Quarterly Anniversary Value, the 5% Annual Increase, the Highest Annual Increase, the Enhanced 5% Annual Increase, the Enhanced 10-Year Value, or the 10% Annual Increase. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate it. If you have not begun receiving Lifetime Plus Payments as of the older Covered Person's 91st birthday, these values will cease to exist and your benefit will no longer be available to you.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: Bonus amounts are not included in the portions of the Quarterly Anniversary Value, 5% Annual Increase, Highest Annual Increase, Enhanced 5% Annual Increase, Enhanced 10-Year Value, or 10% Annual Increase that are based on Contract Value until they are vested. You also will not receive the amount of the bonus credited in the portions of these values that are based on Purchase Payments.

THE QUARTERLY ANNIVERSARY VALUE
If you select the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit at Contract issue, the Quarterly Anniversary Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Quarterly Anniversary. If you select your benefit after issue, the Quarterly Anniversary Value is the highest

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Contract Value on the rider effective date or on any subsequent Quarterly Anniversary. We adjust the Quarterly Anniversary Value for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix E.

THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
Calculating the 5% Annual Increase: Under the 5% Annual Increase we guarantee that, if you selected the Lifetime Plus Benefit at issue and we receive all Purchase Payments within 90 days of the Issue Date, then:

o before the tenth Contract Anniversary, the 5% Annual Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and

o on the tenth Contract Anniversary, and thereafter, the 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.

Under the 5% Annual Increase we guarantee that, if you select the Lifetime Plus Benefit after the Issue Date, or upon a reset of the 5% Annual Increase (see the discussion later in this section) and you make no additional Purchase Payments after the rider effective date or reset anniversary, then:

o before the tenth Contract Anniversary following the rider effective date or reset anniversary, the 5% Annual Increase will equal the Contract Value as of the rider effective date or reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and

o on the tenth Contract Anniversary following the rider effective date or reset anniversary, and thereafter, the 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date or reset anniversary.


If we receive any additional Purchase Payments more than 90 days after the Issue Date - or, if we receive them at any time after the rider effective date or reset anniversary - then we will add these payments to the 5% Annual Increase and Enhanced 10-Year Value as follows.


o We will add the Purchase Payment to the 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding to the Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.

o We will add the Purchase Payment to the Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.

We adjust the 5% Annual Increase and the Enhanced 10-Year Value proportionately for each partial withdrawal and Partial Annuitization. The 5% Annual Increase will never exceed the Enhanced 10-Year Value.


A Purchase Payment does not become doubled as guaranteed by the Enhanced 10-Year Value until the 11th Contract Anniversary after we receive it. Therefore, if you make a large additional Purchase Payment, you should consider whether this waiting period is appropriate for you or whether it is more appropriate to purchase a new Contract with the additional Purchase Payment. For more details, see the "Example of the Effect of a Large Additional Purchase Payment on the Enhanced 10-Year Value" under the Lifetime Plus Benefit in Appendix F.


To receive the maximum benefit from the 5% Annual Increase, you must wait at least until the 11th Contract Anniversary after the date we receive your last Purchase Payment, or at least until the 11th Contract Anniversary after any reset anniversary.

If you add the Lifetime Plus Benefit to your Contract when the older Covered Person is age 80:

o any Purchase Payments received more than 91 days after the rider effective date will not be doubled as guaranteed by the 5% Annual Increase before the Lifetime Plus Benefit will terminate, and

o if you want to receive the maximum benefit from the 5% Annual Increase, you will have less than one year to exercise the Lifetime Plus Benefit because it is no longer available to you on or after the older Covered Person's 91st birthday. However, if you add the Lifetime Plus Benefit to your Contract when the older Covered Person is age 80, then we will extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the 5% Annual Increase. Keep in mind that the Benefit Date must occur on either the 1st or 15th of a calendar month.

For more details and examples of how we calculate the 5% Annual Increase and the Enhanced 10-Year Value, please see Appendix F.

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NOTE: In your Contract the Enhanced 10-Year Value under the Lifetime Plus Benefit is called the 5% Annual Increase Cap.


MANUAL RESETS OF THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
Before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus Benefit, you can reset the 5% Annual Increase to equal the Contract Value if that amount is greater than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary, we will exclude Purchase Payments received within 90 days of the Issue Date. You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day. When we process your reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary and we will increase the Enhanced 10-Year Value to equal two times the Contract Value as of the reset anniversary.

If you reset the 5% Annual Increase, we will change the additional M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for the same newly issued benefit as of the reset anniversary if this amount differs from the current additional M&E charge on your Contract. We will change the additional M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.


NOTE:  You cannot request a reset:

o   on or after the older Covered Person's 81st birthday,

o   on or after the Benefit Date that you exercise the Lifetime Plus Benefit,

o   on or after the Income Date that you take a Full Annuitization, or

o if the Contract Value is less than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary we will exclude Purchase Payments received within 90 days of the Issue Date.

THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
Calculating the Highest Annual Increase: The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of the Enhanced 5% Annual Increases established through automatic resets that may occur on each Contract Anniversary.

THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
Calculating the Enhanced 5% Annual Increase: Under the Enhanced 5% Annual Increase we guarantee that, if you select the Lifetime Plus II Benefit at issue and all Purchase Payments are received within 90 days of the Issue Date, then:

o before the tenth Contract Anniversary, the initial Enhanced 5% Annual Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and

o on the tenth Contract Anniversary, and thereafter, the initial Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.

Under the Enhanced 5% Annual Increase we guarantee that, if you select the Lifetime Plus II Benefit after the Issue Date, and you make no additional Purchase Payments after the rider effective date, then:

o before the tenth Contract Anniversary following the rider effective date, the initial Enhanced 5% Annual Increase will equal the Contract Value as of the rider effective date compounded by 5% on each subsequent Contract Anniversary; and

o on the tenth Contract Anniversary following the rider effective date, and thereafter, the initial Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date.

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Under the Enhanced 5% Annual Increase we guarantee that, upon each reset of the Enhanced 5% Annual Increase, assuming you make no additional Purchase Payments after the reset anniversary, then:

o before the tenth Contract Anniversary following each reset anniversary, each reset Enhanced 5% Annual Increase will equal the Contract Value as of the reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and

o on the tenth Contract Anniversary following each reset anniversary, and thereafter, each reset Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the reset anniversary.

If any Purchase Payments are received more than 90 days after the Issue Date - or, if they are received at any time after the rider effective date or a reset anniversary - then we will add these payments to each Enhanced 5% Annual Increase and each Enhanced 10-Year Value as follows.

o We will add the Purchase Payment to each Enhanced 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding for that Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.

o We will add the Purchase Payment to each Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.


We reduce each Enhanced 5% Annual Increase and each Enhanced 10-Year Value proportionately for each partial withdrawal and Partial Annuitization. The Enhanced 5% Annual Increase will never exceed the Enhanced 10-Year Value.


For more details and examples of how we calculate the Enhanced 5% Annual Increase and the Enhanced 10-Year Value, please see Appendix G.


A Purchase Payment does not become doubled as guaranteed by the Enhanced 10-Year Value until the 11th Contract Anniversary after we receive it. Therefore, if you make a large additional Purchase Payment, you should consider whether this waiting period is appropriate for you or whether it is more appropriate to purchase a new Contract with the additional Purchase Payment. For more details, see the "Example of the Effect of a Large Additional Purchase Payment on the Enhanced 10-Year Value" under the Lifetime Plus II Benefit in Appendix G.


To receive the maximum benefit from the Enhanced 5% Annual Increase, you must wait at least until the 11th Contract Anniversary after the date we receive your last Purchase Payment, or at least until the 11th Contract Anniversary after any reset anniversary before exercising the Lifetime Plus II Benefit.

If you add the Lifetime Plus II Benefit to your Contract when the older Covered Person is age 80:

o any Purchase Payments received more than 91 days after the rider effective date will not be doubled as guaranteed by the Enhanced 5% Annual Increase before the Lifetime Plus II Benefit will terminate, and

o if you want to receive the maximum benefit from the Enhanced 5% Annual Increase, you will have less than one year to exercise the Lifetime Plus Benefit because it is no longer available to you on or after the older Covered Person's 91st birthday. However, if you add the Lifetime Plus II Benefit to your Contract when the older Covered Person is age 80, then we will extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Enhanced 5% Annual Increase. Keep in mind that the Benefit Date must occur on either the 1st or 15th of a calendar month.


AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II
 BENEFIT


Unlike the Lifetime Plus Benefit, you do not elect manual resets of the Enhanced 5% Annual Increase. Instead, before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus II Benefit, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value on any Contract Anniversary if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date. An automatic reset of the Enhanced 5% Annual Increase may result in a higher M&E charge as described later in this section.


An automatic reset of the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. This may result in the establishment of several Enhanced 5% Annual Increases and several Enhanced 10-Year Values. We continue to

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calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.


For each Enhanced 5% Annual Increase, we will establish an Enhanced 10-Year Value on the same date. Assuming you make no additional Purchase Payments and take no withdrawals or Partial Annuitizations, each Enhanced 5% Annual Increase will be subject to the Enhanced 10-Year Value as follows.


o If the rider effective date is the Issue Date: On each Business Day on or after the tenth Contract Anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

o If the rider effective date occurs after the Issue Date: On each Business Day on or after the tenth Contract Anniversary after the rider effective date, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

o If an automatic reset has occurred: On each Business Day on or after the tenth Contract Anniversary after the reset anniversary, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

Each Enhanced 5% Annual Increase cannot be greater than its associated Enhanced 10-Year Value that was established on the same date.


For Contracts that were issued before August [TO BE ADDED UPON AMENDMENT], 2008, with the Lifetime Plus II Benefit: If we reset the Enhanced 5% Annual Increase, we will change the additional M&E charge for the Lifetime Plus II Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for a newly issued benefit and payment type as of the reset anniversary.

For Contracts that were issued on or after August [TO BE ADDED UPON AMENDMENT], 2008 with the Lifetime Plus II Benefit: If we reset the Enhanced 5% Annual Increase, we will change the additional M&E charge for the Lifetime Plus II Benefit and payment type (single life or joint life). If we are still offering the Lifetime Plus II Benefit, we will change the charge to equal the current additional M&E charge for the Lifetime Plus II Benefit and your selected payment type (single life or joint life) that is available at that time. If we are no longer offering the Lifetime Plus II Benefit, we reserve the right to declare a new additional M&E charge for the benefit.

However, we guarantee that any new additional M&E charge will not be greater than the maximum additional M&E charge for the Lifetime Plus II Benefit and your selected payment type (single life or joint life) that we declared when you purchased your Contract and was set forth in the Fee Table of the prospectus you received at that time.

We will only change the additional M&E charge for your benefit if this amount differs from the current additional M&E charge on your Contract. In addition, we will not change the additional M&E charge for your benefit if you have not received a reset to the Enhanced 5% Annual Increase.

We will make any change as of the 60th day after the reset anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for the Lifetime Plus II Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets and we will not establish any Enhanced 5% Annual Increases or Enhanced 10-Year Values on future Contract Anniversaries, but you will keep the most recent reset and the most recent Enhanced 5% Annual Increase and Enhanced 10-Year Value. If you do not notify us of your intention to decline the increase to the additional M&E charge for the Lifetime Plus II Benefit during the 30-day notice period, we will assume you have accepted the increase and we will make the change. If you accept an increase to the additional M&E charge associated with the Lifetime Plus II Benefit, then you continue to be eligible to receive future resets.

NOTE: You must specifically "opt out" of future automatic resets of the Enhanced 5% Annual Increase at a higher additional M&E charge otherwise we will assess the higher additional M&E charge.

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THE 10% ANNUAL INCREASE UNDER THE LIFETIME PLUS 10 BENEFIT

Calculating the 10% Annual Increase: Under the 10% Annual Increase we guarantee that, if you select the Lifetime Plus 10 Benefit at issue and all Purchase Payments are received within 90 days of the Issue Date, then:

o on or before the 20th Contract Anniversary the 10% Annual Increase will equal total Purchase Payments, compounded at a simple interest rate of 2.5% on each Quarterly Anniversary; and

o after the 20th Contract Anniversary the 10% Annual Increase will no longer receive the simple interest increase, however, it may increase due to a reset.

Under the 10% Annual Increase we guarantee that, if you select the Lifetime Plus 10 Benefit after the Issue Date and you make no additional Purchase Payments after the rider effective date, then:

o on or before the 20th Contract Anniversary after the rider effective date, the 10% Annual Increase will equal the Contract Value as of the rider effective date, compounded at a simple interest rate of 2.5% on each Quarterly Anniversary; and

o after the 20th Contract Anniversary after the rider effective date, the 10% Annual Increase will no longer receive the simple interest increase, however, it may increase due to a reset.

If we receive any additional Purchase Payments more than 90 days after the Issue Date - or, if we receive them at any time after the rider effective date - then we will add these payments to the 10% Annual Increase as follows.

o We will add the Purchase Payment to the 10% Annual Increase on the Business Day we receive it, but we will not apply the 2.5% simple interest rate compounding to the Purchase Payment until the second Quarterly Anniversary after we receive it.

If your Contract Value is greater than the 10% Annual Increase on the first and later Quarterly Anniversaries after the rider effective date - then we will reset the 10% Annual Increase to equal the Contract Value. We will then compound this amount minus any Purchase Payments received on or after the previous Quarterly Anniversary at the simple interest rate of 2.5% on each Quarterly Anniversary that occurs after the reset but on or before the 20th Contract Anniversary after the rider effective date.

We adjust the 10% Annual Increase proportionately for each partial withdrawal and Partial Annuitization.

If you add the Lifetime Plus 10 Benefit to your Contract when the older Covered Person is age 80 we will extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit available to you from the 10% Annual Increase. Keep in mind that the Benefit Date must occur on either the 1st or 15th of a calendar month.

For more details and examples of how we calculate the 10% Annual Increase and the Enhanced 10-Year Value, please see Appendix H.

AUTOMATIC RESETS OF THE 10% ANNUAL INCREASE UNDER THE LIFETIME PLUS 10 BENEFIT Before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus 10 Benefit, we automatically reset the 10% Annual Increase to equal the Contract Value if the Contract Value is greater than the 10% Annual Increase on the first and later Quarterly Anniversaries after the rider effective date. An automatic reset of the 10% Annual Increase may result in a higher M&E charge as described later in this section.

If we reset the 10% Annual Increase at any time during the Contract Year, we will change the additional M&E charge for the Lifetime Plus 10 Benefit on the next Contract Anniversary. If we are still offering the Lifetime Plus 10 Benefit, we will change the charge to equal the current additional M&E charge for the Lifetime Plus 10 Benefit and your selected payment type (single life or joint life) that is available at that time if this amount differs from the current additional M&E charge on your Contract. If we are no longer offering the Lifetime Plus 10 Benefit, we reserve the right to declare a new additional M&E charge for the benefit. However, we guarantee that any new additional M&E charge will not be greater than the maximum additional M&E charge for the Lifetime Plus 10 Benefit and your selected payment type (single life or joint life) that we declared when you purchased your Contract and was set forth in the Fee Table of the prospectus you received at that time.

We will not change the additional M&E charge for the Lifetime Plus 10 Benefit on a Contract Anniversary if you have not received a reset to the 10% Annual Increase during the previous Contract Year. We will make any change to the additional M&E charge for the Lifetime Plus 10 Benefit as of the 60th day after the Contract Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the

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number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the Lifetime Plus 10 Benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for the Lifetime Plus 10 Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets to the 10% Annual Increase, but you will keep all previous resets. If you do not notify us of your intention to decline the increase to the additional M&E charge for the Lifetime Plus 10 Benefit during the 30-day notice period, we will assume you have accepted the increase and we will make the change. If you accept an increase to the additional M&E charge associated with the Lifetime Plus 10 Benefit, then you continue to be eligible to receive future resets.

NOTE: You must specifically "opt out" of future automatic resets of the 10% Annual Increase at a higher additional M&E charge otherwise we will assess the higher additional M&E charge.


INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING These restrictions will apply only to Contracts with the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. By selecting one of these benefits, you are consenting to have us rebalance your Contract Value in accordance with the procedures described here and in your Contract. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

We will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options as follows.

o You cannot have more than 25% of your total Contract Value in the Group A Investment Options.

o You cannot have more than 70% of your total Contract Value in both Group A and Group B Investment Options.

o We do not limit the amount of Contract Value that you can have in the Group C Investment Options.


                           Group A Investment Options
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AZL Columbia Technology Fund                  AZL Small Cap Stock Index Fund
AZL Dreyfus Premier Small Cap Value Fund      AZL Turner Quantitative Small Cap Growth Fund
AZL Franklin Small Cap Value Fund             AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                      Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund     Franklin Global Communications Securities Fund
AZL Schroder International Small Cap Fund     PIMCO VIT CommodityRealReturn Strategy Portfolio



                           Group B Investment Options
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AZL AIM International Equity Fund              AZL Oppenheimer International Growth Fund
AZL Davis NY Venture Fund                      AZL Oppenheimer Main Street Fund
AZL Dreyfus Founders Equity Growth Fund        AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL First Trust Target Double Play Fund        AZL S&P 500 Index Fund
AZL Jennison 20/20 Focus Fund                  AZL TargetPLUS Equity Fund
AZL Jennison Growth Fund                       AZL Van Kampen Comstock Fund
AZL Legg Mason Growth Fund                     AZL Van Kampen Global Franchise Fund
AZL Legg Mason Value Fund                      AZL Van Kampen Growth and Income Fund
AZL LMP Large Cap Growth Fund                  AZL Van Kampen Mid Cap Growth Fund
AZL NACM International Fund                    Mutual Discovery Securities Fund
AZL Neuberger Berman Regency Fund              Mutual Shares Securities Fund
AZL OCC Value Fund                             OpCap Mid Cap Portfolio
AZL Oppenheimer Global Fund                    Templeton Growth Securities Fund



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                                       76


                           Group C Investment Options
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AZL Fusion Balanced Fund                        Franklin Templeton VIP Founding Funds Allocation Fund
AZL Fusion Growth Fund                          Franklin U.S. Government Fund
AZL Fusion Moderate Fund                        Franklin Zero Coupon Fund 2010
AZL Money Market Fund                           PIMCO VIT All Asset Portfolio
AZL TargetPLUS Balanced Fund                    PIMCO VIT Emerging Markets Bond Portfolio
AZL TargetPLUS Growth Fund                      PIMCO VIT Global Bond Portfolio (Unhedged)
AZL TargetPLUS Moderate Fund                    PIMCO VIT High Yield Portfolio
AZL Van Kampen Equity and Income Fund           PIMCO VIT Real Return Portfolio
BlackRock Global Allocation V.I. Fund           PIMCO VIT Total Return Portfolio
Franklin High Income Securities Fund            Templeton Global Income Securities Fund
Franklin Income Securities Fund




We will only allow you to make allocations and transfers to and from Group A and Group B Investment Options as long as you do not exceed these limitations. If you add the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with these restrictions. We will not allow you to add one of these benefits to your Contract until you have reallocated your Contract Value to comply with these restrictions. These Investment Option allocation and transfer restrictions will terminate when your benefit terminates.



In addition, on each Quarterly Anniversary we will automatically rebalance the amount of Contract Value in each of your selected Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Quarterly rebalancing helps you maintain your specified allocation mix among the different Investment Options. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Group A or Group B. Keep in mind the transfers of Contract Value between the Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must change your allocation instructions.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.

TAXATION OF LIFETIME PLUS PAYMENTS
Lifetime Plus Payments that you receive before your Contract Value is fully depleted will be treated as withdrawals for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been fully depleted as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, Lifetime Plus Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge. If you are taking withdrawals from the Contract under
Section 72(t) or 72(q) of the Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur a 10% federal penalty tax.


TERMINATION OF THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT, AND LIFETIME PLUS 10 BENEFIT Before the Benefit Date, your benefit will terminate upon the earliest of the following.


o The Business Day we process your request to remove the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit from the Contract (the rider termination date).

o The date of death of all Covered Persons.

o The older Covered Person's 91st birthday.

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o The Business Day before the Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.

o    The Business Day we process your request for a full withdrawal.

o    Contract termination.

On and after the Benefit Date that you begin receiving Lifetime Plus Payments, your benefit will terminate upon the earliest of the following.


o The Business Day you take an Excess Withdrawal of the entire Contract Value. (If your Contract does not include the Cumulative Withdrawal Benefit and you take an Excess Withdrawal that reduces your Lifetime Plus Payment to less than $100 and we cannot restructure your payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value. If your Contract includes the Cumulative Withdrawal Benefit and you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value.)

o The Business Day before the Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.

o For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.

o For single Lifetime Plus Payments when the Contract is jointly owned and the Joint Owners are not spouses, the date of death of any Joint Owner.

o For single Lifetime Plus Payments when the Contract is jointly owned by spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit will terminate on the date of death of the Covered Person.

o For joint Lifetime Plus Payments, the date of death of both Covered Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse, who is also a Covered Person, elects to receive the death benefit payout instead of continuing the Contract, then Lifetime Plus Payments will stop and your benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o   Contract termination.


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11.c OTHER OPTIONAL BENEFITS
QUARTERLY VALUE DEATH BENEFIT
The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. It provides a death benefit during the Accumulation Phase based on the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value that occurred on any Quarterly Anniversary before age 91, adjusted for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. The Quarterly Value Death Benefit is only available at issue and it carries an additional M&E charge. We calculate the additional M&E charge based on the average daily assets in each subaccount. The Quarterly Value Death Benefit is available with all other optional benefits.

The death benefit provided by the Quarterly Value Death Benefit will never be less than the Traditional Death Benefit that is available under the Base Contract, but they may be equal. Once you select the Quarterly Value Death Benefit you cannot cancel it. Check with your registered representative regarding availability of the Quarterly Value Death Benefit and be sure to discuss whether this benefit is appropriate for your situation.

Under the Quarterly Value Death Benefit the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.

1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option.

2. The Quarterly Anniversary Value. We determine the Quarterly Anniversary Value as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix E.

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* Please see section 10, Death Benefit for details on what we consider to be due proof of death.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: Bonus amounts are included in the calculation of the portion of the death benefit that is based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of the death benefit that is based on Purchase Payments.

NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT, OR LIFETIME PLUS 10 BENEFIT: If you begin receiving Lifetime Plus Payments, then on and after the Benefit Date:

o the Quarterly Anniversary Value under the Quarterly Anniversary Value Death Benefit will no longer increase and it will decrease proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each Lifetime Plus Payment and any Excess Withdrawal;

o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Excess Withdrawal you take; and

o the additional M&E charge associated with the Quarterly Value Death Benefit will continue as long as the Quarterly Anniversary Value is greater than zero.

The Quarterly Value Death Benefit will terminate upon the earliest of the following.

o The Business Day before the Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.

o The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.

o   Contract termination.

BONUS OPTION
The Bonus Option is designed for Owners who believe that the return on the investment of the bonus in the Investment Options will at least offset the additional costs associated with the Bonus Option. This option provides a 6% bonus on each Purchase Payment we receive before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Bonus Option is only available at issue and it carries an additional M&E charge and a higher and longer withdrawal charge schedule. We calculate the additional M&E charge based on the average daily assets in each subaccount. Once you select the Bonus Option, you cannot cancel it. The Bonus Option is available with one of the following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. It is not available if you select either the Short Withdrawal Charge Option or No Withdrawal Charge Option. For more information, please see section 11, Selection of Optional Benefits.

The bonus may be more than offset by the additional fees and charges associated with the Bonus Option. Check with your registered representative regarding availability of the Bonus Option and be sure to discuss whether this benefit is appropriate for your situation.

The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.

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We will credit the bonus to your Contract subject to the following terms.

1) Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. Bonus amounts are included in the calculation of the portion of any guaranteed benefits that are based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments, such as the 5% Annual Increase under the Lifetime Plus Benefit (including the Enhanced 10-Year Value), the Highest Annual Increase under the Lifetime Plus II Benefit (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value) or the portion of the Traditional Death Benefit that is based on total Purchase Payments. The vesting schedule is as follows.

                                   Number of Complete
                              Years Since We Received Your        Vesting
                                    Purchase Payment            Percentage

                                           0                        0%
                                           1                        35%
                                           2                        70%
                                           3+                      100%

2) We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge as well as for tax purposes.

3) All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.

4) If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.

We pay all bonus amounts from the general account assets of Allianz Life.

We deduct Contract charges from the Bonus Value of your Contract, which is the total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right to examine period, or if you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Bonus Value of your Contract, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or had not selected the Bonus Option. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the M&E charge) associated with the Bonus Option.


NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if you have not fully depleted your Contract Value. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value or Bonus Value and, therefore, any unvested bonus amounts will cease to exist.


SHORT WITHDRAWAL CHARGE OPTION
The Short Withdrawal Charge Option is designed for Owners who are concerned with short-term liquidity. This option shortens the withdrawal charge period for your Contract from seven years to four years (for more information, see section 6, Expenses - Withdrawal Charge). The Short Withdrawal Charge Option is only available at issue, it only applies during the Accumulation Phase of the Contract and it carries an additional M&E charge. We calculate the additional M&E charge based on the average daily assets in each subaccount. Once you select the Short Withdrawal Charge Option, you cannot cancel it. The Short Withdrawal Charge Option is available with one of the following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. It is not available if you select either the Bonus Option or No Withdrawal Charge Option. For more information, please see section 11, Selection of Optional Benefits.

Because the Short Withdrawal Charge Option carries an additional charge, it may not be appropriate if you do not intend to take a withdrawal during the fifth through seventh complete years following our receipt of your Purchase Payment. Check with your registered representative regarding the availability of the Short Withdrawal Charge Option and be sure to discuss whether this option is appropriate for your situation.

NO WITHDRAWAL CHARGE OPTION
Owners can eliminate withdrawal charges under their Contract by selecting the No Withdrawal Charge Option at issue. This option carries an additional M&E charge. We calculate the additional M&E charge based on the average daily assets

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in each subaccount. Contracts with the No Withdrawal Charge Option require a higher initial Purchase Payment than all other types of Allianz Vision Contracts (for example, $25,000 rather than $10,000). The No Withdrawal Charge Option is not available if you select either the Bonus Option or Short Withdrawal Charge Option. Once you select the No Withdrawal Charge Option, you cannot cancel it.


If you select the No Withdrawal Charge Option you must also select one of the following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. If you select the No Withdrawal Charge Option you may be able to remove the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit if you can replace it with another optional benefit. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefit. None of the Lifetime Plus Benefits can be replaced after Lifetime Plus Payments have begun. For more information, please see section 11, Selection of Optional Benefits.

NOTE: You cannot select the Target Date Retirement Benefit if the older Owner is age 81 (or if the Annuitant is age 81 for Contracts owned by a non-individual), and you cannot select the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit if the older Covered Person is age 81 or older. Therefore, if you are unable to meet these age restrictions, the No Withdrawal Charge Option will not be available to you.


Because the No Withdrawal Charge Option carries an additional charge, it may not be appropriate if you do not intend to withdraw a Purchase Payment during the first seven years after we receive it. Also, because the No Withdrawal Charge Option requires you to select an additional optional benefit, it may not be appropriate if you do not intend to exercise this required benefit. Check with your registered representative regarding the availability of the No Withdrawal Charge Option, and to discuss whether this option is appropriate for your situation.


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12. OTHER INFORMATION ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More

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information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

o   marketing services and increased access to registered representatives;

o   sales promotions relating to the Contracts;

o costs associated with sales conferences and educational seminars for their registered representatives;

o   the cost of client meetings and presentations; and

o   other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;

o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;

o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;

o whether the broker/dealer firm's product mix is oriented toward our core markets;

o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;

o the potential return on investment of investing in a particular firm's system;

o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;

o   the broker/dealer firm's registered representative and customer profiles;
    and

o the prominence and reputation of the broker/dealer firm in its marketing channel.

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We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:

o   issuance and maintenance of the Contracts,

o   maintenance of Owner records,

o processing and mailing of account statements and other mailings to Owners, and

o   routine customer service including:

    -   responding to Owner correspondence and inquiries,

    -   processing of Contract changes,

    -   processing withdrawal requests (both partial and total), and

    -   processing annuitization requests.

Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $71,889,235.98 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

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FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.


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13.   GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

5% Annual Increase - an amount used to determine the Benefit Base under the optional Lifetime Plus Benefit.



10% Annual Increase - an amount used to determine the Benefit Base under the optional Lifetime Plus 10 Benefit.



Accumulation Phase - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Accumulation Unit - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

Annuitant - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

Annuity Options - the income options available to you under the Contract.

Annuity Payments - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

Annuity Phase - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

Annuity Unit - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

Base Contract - the Contract corresponding to this prospectus that does not include any optional benefits.

Beneficiary - unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

Benefit Anniversary - a 12-month anniversary of the Benefit Date under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. If the Benefit Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

Benefit Base - the amount we use to calculate the initial Lifetime Plus Payment under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.

Benefit Date - the date you begin receiving Lifetime Plus Payments under either the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. This date must be the 1st or 15th of a calendar month.

Benefit Year - any period of 12 months commencing with the Benefit Date and each Benefit Anniversary thereafter.

Bonus Option - an optional benefit that may be available under this Contract for selection at issue. If you select the Bonus Option, you will receive a 6% bonus on Purchase Payments we receive before the older Owner's 81st birthday. The bonus is subject to a three-year vesting schedule, it carries an additional M&E Charge and a higher and longer withdrawal charge schedule. The bonus amounts are included in the calculation of the portions of any guaranteed benefits that is based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments.

Bonus Value - this is the total value of a Contract that includes the bonus. On any Business Day it is the equal to the sum of the values of your Investment Options including unvested bonus amounts, i.e., the total Contract Value and any unvested bonus amounts.

Business Day - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our

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Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

Contract Anniversary - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

Contract Value - on any Business Day it is equal to the sum of the values in your selected Investment Options. It does not include amounts applied to Annuity Payments. If you have a Contract with the Bonus Option, Contract Value will only include any vested bonus amounts; it will not include any unvested bonus amounts.

Contract Year - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

Covered Person(s) - the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.

Cumulative Withdrawal - if you take a withdrawal while you are receiving Lifetime Plus Payments, the portion of the withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal. Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce your Withdrawal Charge Basis, but will reduce your Contract Value on a dollar for dollar basis.


Cumulative Withdrawal Benefit - a benefit that may be available under the Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit that allows you to control the amount of Lifetime Plus Payment you receive.

Cumulative Withdrawal Value - under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, if you take less than the annual maximum Lifetime Plus Payment that you are entitled to we add the remaining amount to the Cumulative Withdrawal Value.


Enhanced 5% Annual Increase - an amount used to determine the Benefit Base under the Lifetime Plus II Benefit.

Enhanced 10-Year Value - an amount used to determine the Benefit Base under the Lifetime Plus Benefit or Lifetime Plus II Benefit.


Excess Withdrawal - for Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit that do not include the Cumulative Withdrawal Benefit, this is an additional withdrawal that you take while you are receiving Lifetime Plus Payments. However, for Contracts with the Lifetime Plus 10 Benefit, or if your Contract also includes the Cumulative Withdrawal Benefit, an Excess Withdrawal is any portion of a withdrawal that is greater than your Cumulative Withdrawal Value.

Full Annuitization - the application of the entire Contract Value to Annuity Payments. You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if you have not fully depleted your Contract Value. Upon Full Annuitization you will no longer have a Contract Value and, therefore, if your Contract includes the Target Date Retirement Benefit you will no longer receive any Contract Value increases under that benefit. In addition, the death benefit will terminate and any periodic withdrawal or income payments other than Annuity Payments will stop, with the possible exception of Lifetime Plus Payments.


Highest Annual Increase - an amount used to determine the Benefit Base under the Lifetime Plus II Benefit. The Highest Annual Increase is equal to the greatest of any Enhanced 5% Annual Increase.

Income Date - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

Investment Options - the variable Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

Issue Date - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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Lifetime Plus Benefit - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Lifetime Plus Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge.

Lifetime Plus II Benefit - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Lifetime Plus II Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge. In contrast to the Lifetime Plus Benefit and Lifetime Plus 10 Benefit, the Benefit Base may be based on an amount that automatically locks in the Contract Value on each Contract Anniversary (if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date), grows that Contract Value at 5%, and doubles that Contract Value after ten Contract Anniversaries.


Lifetime Plus 10 Benefit - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Lifetime Plus 10 Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge. In contrast to the Lifetime Plus Benefit and Lifetime Plus II Benefit, the Benefit Base may be based on an amount that automatically grows Purchase Payments at 2.5% simple interest each quarter, and if the Contract Value is greater than this amount on the Quarterly Anniversary, it locks in this increase and grows that amount at 2.5% simple interest on subsequent Quarterly Anniversaries.

Lifetime Plus Payment - the payment we make to you under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. Lifetime Plus Payments are based on the Benefit Base, the age(s) of the Covered Person(s), and whether you selected single or joint Lifetime Plus Payments.


Non-Qualified Contract - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

No Withdrawal Charge Option - an optional benefit that may be available under this Contract for selection at issue. The No Withdrawal Charge Option eliminates the seven-year withdrawal charge period on the Base Contract. The No Withdrawal Charge Option requires a minimum initial Purchase Payment of $25,000 and carries an additional M&E Charge. If you select the No Withdrawal Charge Option you must also select one of the three following optional benefits: Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.

Owner - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

Partial Annuitization - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

Payee - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

Purchase Payment - the money you put in the Contract. If you have a Contract with the Bonus Option, references to Purchase Payments do not include any bonus.

Qualified Contract - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.


Quarterly Anniversary Value - a calculation used in determining the Quarterly Value Death Benefit and the Benefit Base under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.

Quarterly Anniversary - the day that occurs three, six, and nine calendar months after the Issue Date or on any Contract Anniversary. Quarterly Anniversaries also include Contract Anniversaries. If the Quarterly Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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Quarterly Value Death Benefit - an optional benefit that may be available under this Contract for selection at Contract issue. The Quarterly Value Death Benefit is intended to provide an increased death benefit and it carries an additional M&E Charge.

Separate Account - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

Short Withdrawal Charge Option- an optional benefit that may be available under this Contract for selection at Contract issue. The Short Withdrawal Charge Option shortens the withdrawal charge period on the Base Contract from seven years to four years and it carries an additional M&E Charge.

Target Date Retirement Benefit - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Target Date Retirement Benefit is intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase called the Target Value Date. If you select this benefit we will restrict your ability to make additional Purchase Payments to the first three years after you select the benefit, we will restrict your flexibility in allocating Contract Value among the Investment Options, and we will transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options.

Target Value - a calculation used in determining whether your Contract will receive a credit on the Target Value Date under the Target Date Retirement Benefit.

Target Value Date - the date on which we may apply a credit to your Contract Value under the Target Date Retirement Benefit. The Target Value Date will always occur on a Contract Anniversary.

Traditional Death Benefit - the death benefit provided by the Base Contract.

Withdrawal Charge Basis - the total amount under your Contract that is subject to a withdrawal charge.


--------------------------------------------------------------------------------
14.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
Allianz Life..........................................2
Experts...............................................2
Legal Opinions........................................2
Distributor...........................................2
Reduction or Elimination of the Withdrawal Charge.....3
Federal Tax Status....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................5
Annuity Provisions....................................6
    Annuity Units/Calculating Annuity Payments........7
Mortality and Expense Risk Guarantee..................7
Financial Statements..................................7
Appendix - Condensed Financial Information............7

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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--------------------------------------------------------------------------------
15. PRIVACY AND SECURITY STATEMENT

January 2008

Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting your personal information.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share personal information among our insurance companies. The law does not allow customers to prevent these disclosures. A list of our companies can be found at the end of this notice.

Allianz does not sell your personal information to anyone.

We do not share your personal information with anyone for their own marketing purposes. For this reason, depending on your state of residence, no "opt-in," "opt-out," or authorization is required. We also do not share your personal information with any of our affiliated companies outside of the Allianz family of companies.

Personal information about you Allianz collects

Allianz collects personal information about you so that we can process the insurance transactions you request. We limit the amount of personal information collected to what we feel is needed to maintain your account. We may collect your personal information from the following sources:

o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.

o From others, through the process of handling a claim. This may include information from medical or accident reports.

o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.

o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.

o From a consumer reporting agency such as a credit or motor vehicle report. The information in these reports may be kept by the consumer reporting agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather personal information. The cookies only enable you to use our website more easily.

Personal information about you Allianz shares

Allianz does not share personal information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your personal information, such as your name, address, and policy information, as follows:

o To consumer reporting agencies to obtain a credit report or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

o To your insurance agent so that they can perform services for you.

o To medical professionals in order to process your claim.

o To a state Department of Insurance in order to examine our records or business practices.

o To state or federal law enforcement agency, as required by law, or to report suspected fraud activities.

o To research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your personal information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

Allianz policies and practices regarding security of personal information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to personal information about you to those employees who need the information to service your policy. Allianz works hard to ensure that our websites are secure. We use state of the art technology to protect the personal information that may be shared over these sites.

Your ability to access and correct your personal information
(residents of AZ, AK, CA, CT, GA, IL, ME, MA, MN, MT, NC, NV, NJ, OH, OR, and
VA)


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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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If you wish to review your personal information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting the information.

Within 30 working days, you may see and copy your information in person. If you prefer, we will send you a copy of your information. You will not be given access to your information collected or in connection with a claim, or a civil or criminal proceeding. If medical information is contained in your file, we may request that you name a medical professional to whom we will send the information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not believe there is an error, you may file a statement disputing the information. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.


Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website. (www.allianzlife.com)

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344 Allianz family of companies:
o   Allianz Life Insurance Company of North America
o   Allianz Life Financial Services, LLC

                                                            M40018-B (R-2/2008)

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


                                    Annual Investment Option operating expenses before                        Total annual
                                           fee waivers or expense reimbursements                                operating
                               ---------------------------------------------------------------                   expenses
                               ---------------------------------------------------------------   Amount of        after
                                                                          Acquired              contractual    contractual
                                              Rule                        fund fees             fee waivers    fee waivers
                                 Management    12b-1   Service  Other        and                     and         or expense
Investment Option                   fees      fees*     fees    expenses  expenses  Total     reimbursements  reimbursements
-----------------------------------------------------------------------------------------------------------------------------
AIM
-----------------------------------------------------------------------------------------------------------------------------
AIM
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity        .90        .25        -        .18          -     1.33              -           1.33
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
BLACKROCK
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)            .35        .25        -        .09          -     .69               -            .69
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation         .55        .25        -        .23          -     1.03              -           1.03
V.I. Fund - Class 3(4)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth            .80        .25        -        .08          -     1.13              -           1.13
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Columbia Technology             .80        .25        -        .15          -     1.20              -           1.20
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DAVIS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75          -        -        .09          -     .84               -            .84
Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75        .25        -        .09          -     1.09              -           1.09
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Financial                  .75          -        -        .10          -     .85               -            .85
Portfolio(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity         .77        .25        -        .16          -     1.18              -           1.18
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90          -        -        .14          -     1.04              -           1.04
Value Fund - Class
1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90        .25        -        .14          -     1.29              -           1.29
Value Fund - Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17        .25        -        .31          -     .73             .24            .49
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index           .26        .25        -        .36          -     .87             .29            .58
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double       .60        .25        -        .18          -     1.03            .24            .79
Play Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value        .75        .25        -        .11          -     1.11              -           1.11
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global                     .54        .25        -        .07          -     .86               -            .86
Communications Securities
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin High Income                .55        .25        -        .06          -     .86               -            .86
Securites Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities          .45        .25        -        .02          -     .72               -            .72
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP              .00        .25        -        .41        .65     1.31            .28           1.03
Founding Funds Allocation
Fund - Class 2(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund       .49        .25        -        .04          -     .78               -            .78
-
Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund           .61          -        -        .05          -     .66               -            .66
2010 - Class 1(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities         .80        .25        -        .17          -     1.22              -           1.22
Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       .59        .25        -        .13          -     .97               -            .97
-
Class 2
-----------------------------------------------------------------------------------------------------------------------------

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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                                       90

-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income             .50        .25        -        .14          -     .89               -            .89
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities         .73        .25        -        .03          -     1.01              -           1.01
Fund -
Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JENNISON
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus            .77        .25        -        .10          -     1.12              -           1.12
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)         .80        .25        -        .17          -     1.22              -           1.22
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)       .85        .25        -        .11          -     1.21              -           1.21
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)        .75        .25        -        .09          -     1.09              -           1.09
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency        .75        .25        -        .10          -     1.10              -           1.10
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL NACM International Fund(1)      .85        .25        -        .35          -     1.45              -           1.45
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER  CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)         .85        .25        -        .11          -     1.21              -           1.21
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)               .75        .25        -        .16          -     1.16              -           1.16
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(9)          .80          -        -        .19          -     .99               -            .99
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90          -        -        .15          -     1.05              -           1.05
Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90        .25        -        .15          -     1.30              -           1.30
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International       .73        .25        -        .21          -     1.19              -           1.19
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80          -        -        .15          -     .95               -            .95
Fund -
Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80        .25        -        .15          -     1.20              -           1.20
Fund -
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental               .75        .25        -        .21          -     1.21            .01           1.20
IndexPLUS Total Return Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio       .18          -      .15        .25        .69     1.27            .02           1.25
-
Admin. Class(5),(10),(11)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn       .49          -      .15        .31         .05    1.00            .05            .95
Strategy Portfolio - Admin.
Class(2),((5)),(11)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets          .45          -      .15        .40          -     1.00              -           1.00
Bond Portfolio - Admin.
Class(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond               .25          -      .15        .50          -     .90               -            .90
Portfolio (Unhedged) - Admin.
Class(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield                .25          -      .15        .35          -     .75               -            .75
Portfolio -
Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return               .25          -      .15        .25          -     .65               -            .65
Portfolio -
Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return              .25          -      .15        .43          -     .83               -            .83
Portfolio -
Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SCHRODER
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder Emerging Markets      1.23        .25        -        .48          -     1.96            .31           1.65
Equity Fund - Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International         1.00        .25        -        .27          -     1.52              -           1.52
Small Cap Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced             .52        .25        -        .53          -     1.30            .41            .89
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)       .60        .25        -        .29          -     1.14            .35            .79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth Fund(1)       .52        .25        -        .29          -     1.06            .17            .89
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate             .52        .25        -        .37          -     1.14            .25            .89
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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                                       91

-----------------------------------------------------------------------------------------------------------------------------
TURNER
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Turner Quantitative Small       .85        .25        -        .13          -     1.23              -           1.23
Cap Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock             .72        .25        -        .11          -     1.08              -           1.08
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and           .75        .25        -        .11          -     1.11              -           1.11
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global               .95        .25        -        .12          -     1.32              -           1.32
Franchise Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real          .90        .25        -        .22          -     1.37            .02           1.35
Estate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and           .75        .25        -        .09          -     1.09              -           1.09
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth       .80        .25        -        .12          -     1.17              -           1.17
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (6).

(1) Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2009. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3) The Fund administration fee is paid indirectly through the management fee.
(4) The Investment Option commenced operations under this Contract as of May 1, 2008. Therefore, the expenses shown are estimated for the current calendar year.
(5) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(6) The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(7) Not currently available.
(8) Effective December 1, 2007, the administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses, otherwise payable by the Fund, excluding acquired funds' fees and expenses, so that direct operating expenses of the fund do not exceed 0.38% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2009.
(9) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(10) Acquired fund fees and expenses for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(11) PIMCO has contractually agreed to waive the advisory fee and/or administration fee. See the Investment Option prospectus for further information.

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
--------------------------------------------------------------------------------

This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

                                                                                                            TOTAL ANNUAL
                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                            OPERATING
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                    EXPENSES
                               ------------------------------------------------------------                     AFTER
                                                                   ACQUIRED                 AMOUNT OF         CONTRACTUAL
                                        RULE                       FUND FEES  TOTAL ANNUAL  CONTRACTUAL      FEE WAIVERS
                            MANAGEMENT  12B-1      OTHER             AND       OPERATING   FEE WAIVERS AND    OR EXPENSE
INVESTMENT OPTION              FEES     FEES*    EXPENSES   TOTAL  EXPENSES(2) EXPENSES    REIMBURSEMENTS   REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund(1)      .20%      -%       .06%     .26%      1.01%      1.27%         -%            1.27%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1)       .20       -        .05      .25       1.07        1.32          -             1.32
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund(1)     .20       -        .05      .25       1.14        1.39          -             1.39
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.

(1) Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2009. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.

(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.


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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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--------------------------------------------------------------------------------
APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* Key to Benefit Option                                                                M&E
                                                                                       Charges

Allianz Vision - Base Contracts.....................................................   1.40%

Allianz Vision - Base Contracts with the Quarterly Value Death Benefit, Bonus Option
and joint Lifetime Plus Payments under the Lifetime Plus II Benefit.................   2.95%
(Number of Accumulation Units in thousands)


                                              Number of
                                  AUV         Accumulation
          Period                  at          Units
          or         AUV at       End         Outstanding
Benefit   Year       Beginning    of          at End of
Option *  Ended      of Period    Period      Period
-----------------------------------------------------------
Investment Option
-----------------------------------------------------------
AZL AIM International Equity Fund
1.40%
        12/31/2007        N/A     19.830          240
2.95%
        12/31/2007        N/A     18.161            0
AZL Columbia Technology Fund
1.40%
        12/31/2007        N/A     10.014          158
2.95%
        12/31/2007        N/A      9.101            0
AZL Davis NY Venture Fund
1.40%
        12/31/2007        N/A     13.555          259
2.95%
        12/31/2007        N/A     12.319            0
AZL Dreyfus Founders Equity Growth Fund
1.40%
        12/31/2007        N/A     11.526          106
2.95%
        12/31/2007        N/A     10.476            0
AZL Dreyfus Premier Small Cap Value Fund
1.40%
        12/31/2007        N/A     12.439           55
2.95%
        12/31/2007        N/A     11.751            0
AZL First Trust Target Double Play Fund
1.40%
        12/31/2007        N/A     10.609          462
2.95%
        12/31/2007        N/A     10.455            0
AZL Franklin Small Cap Value Fund
1.40%
        12/31/2007        N/A     17.485          185
2.95%
        12/31/2007        N/A     16.263            0


                                              Number of
                                  AUV         Accumulation
          Period                  at          Units
          or         AUV at       End         Outstanding
Benefit   Year       Beginning    of          at End of
Option *  Ended      of Period    Period      Period
-----------------------------------------------------------
Investment Option
-----------------------------------------------------------
AZL Fusion Balanced Fund
1.40%
        12/31/2007        N/A     12.121          800
2.95%
        12/31/2007        N/A     11.629            0
AZL Fusion Growth Fund
1.40%
        12/31/2007        N/A     12.813         1535
2.95%
        12/31/2007        N/A     12.293            0
AZL Fusion Moderate Fund
1.40%
        12/31/2007        N/A     12.396         1150
2.95%
        12/31/2007        N/A     11.893            0
AZL Jennison 20/20 Focus Fund
1.40%
        12/31/2007        N/A     14.871          169
2.95%
        12/31/2007        N/A     14.267            0
AZL Jennison Growth Fund
1.40%
        12/31/2007        N/A     13.110           84
2.95%
        12/31/2007        N/A     12.578            0
AZL Legg Mason Growth Fund
1.40%
        12/31/2007        N/A     13.354          288
2.95%
        12/31/2007        N/A     12.230            0
AZL Legg Mason Value Fund
1.40%
        12/31/2007        N/A     11.662           99
2.95%
        12/31/2007        N/A     10.599            0


--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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                                              Number of
                                  AUV         Accumulation
          Period                  at          Units
          or         AUV at       End         Outstanding
Benefit   Year       Beginning    of          at End of
Option *  Ended      of Period    Period      Period
-----------------------------------------------------------
Investment Option
-----------------------------------------------------------
AZL LMP Large Cap Growth Fund
1.40%
        12/31/2007        N/A     11.617           16
2.95%
        12/31/2007        N/A     10.639            0
AZL Money Market Fund
1.40%
        12/31/2007        N/A     11.125          661
2.95%
        12/31/2007        N/A      9.840            0
AZL NACM International Fund
1.40%
        12/31/2007        N/A      9.471           74
2.95%
        12/31/2007        N/A      9.373            0
AZL Neuberger Berman Regency Fund
1.40%
        12/31/2007        N/A     10.319          116
2.95%
        12/31/2007        N/A     10.054            0
AZL OCC Opportunity Fund
1.40%
        12/31/2007        N/A     16.672           85
2.95%
        12/31/2007        N/A     15.268            0
AZL OCC Value Fund
1.40%
        12/31/2007        N/A     14.847           38
2.95%
        12/31/2007        N/A     13.494            0
AZL Oppenheimer Global Fund
1.40%
        12/31/2007        N/A     15.236          170
2.95%
        12/31/2007        N/A     14.393            0
AZL Oppenheimer International Growth Fund
1.40%
        12/31/2007        N/A     20.503          198
2.95%
        12/31/2007        N/A     18.635            0
AZL Oppenheimer Main Street Fund
1.40%
        12/31/2007        N/A     12.939           81
2.95%
        12/31/2007        N/A     12.224            0
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.40%
        12/31/2007        N/A     11.654            6
2.95%
        12/31/2007        N/A     11.355            0
AZL S&P 500 Index Fund
1.40%
        12/31/2007        N/A      9.882          184
2.95%
        12/31/2007        N/A      9.780            0



                                              Number of
                                  AUV         Accumulation
          Period                  at          Units
          or         AUV at       End         Outstanding
Benefit   Year       Beginning    of          at End of
Option *  Ended      of Period    Period      Period
-----------------------------------------------------------
Investment Option
-----------------------------------------------------------
AZL Schroder Emerging Markets Equity Fund
1.40%
        12/31/2007        N/A     13.455          392
2.95%
        12/31/2007        N/A     13.110            0
AZL Schroder International Small Cap Fund
1.40%
        12/31/2007        N/A      9.243          192
2.95%
        12/31/2007        N/A      9.147            0
AZL Small Cap Stock Index Fund
1.40%
        12/31/2007        N/A      9.329          122
2.95%
        12/31/2007        N/A      9.233            0
AZL TargetPLUS Balanced Fund
1.40%
        12/31/2007        N/A     10.116           99
2.95%
        12/31/2007        N/A     10.012            0
AZL TargetPLUS Equity Fund
1.40%
        12/31/2007        N/A     10.524          488
2.95%
        12/31/2007        N/A     10.372            0
AZL TargetPLUS Growth Fund
1.40%
        12/31/2007        N/A      9.939          767
2.95%
        12/31/2007        N/A      9.836            0
AZL TargetPLUS Moderate Fund
1.40%
        12/31/2007        N/A     10.080          289
2.95%
        12/31/2007        N/A      9.975            0
AZL Turner Quantitative Small Cap Growth Fund
1.40%
        12/31/2007        N/A     12.772           35
2.95%
        12/31/2007        N/A     12.253            0
AZL Van Kampen Comstock Fund
1.40%
        12/31/2007        N/A     12.386          130
2.95%
        12/31/2007        N/A     11.168            0
AZL Van Kampen Equity and Income Fund
1.40%
        12/31/2007        N/A     12.832          452
2.95%
        12/31/2007        N/A     12.122            0
AZL Van Kampen Global Franchise Fund
1.40%
        12/31/2007        N/A     19.359          276
2.95%
        12/31/2007        N/A     18.006            0


--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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                                              Number of
                                  AUV         Accumulation
          Period                  at          Units
          or         AUV at       End         Outstanding
Benefit   Year       Beginning    of          at End of
Option *  Ended      of Period    Period      Period
-----------------------------------------------------------
Investment Option
-----------------------------------------------------------
AZL Van Kampen Global Real Estate Fund
1.40%
        12/31/2007        N/A     10.852          194
2.95%
        12/31/2007        N/A     10.573            0
AZL Van Kampen Growth and Income Fund
1.40%
        12/31/2007        N/A     14.291          105
2.95%
        12/31/2007        N/A     12.887            0
AZL Van Kampen Mid Cap Growth Fund
1.40%
        12/31/2007        N/A     16.193          253
2.95%
        12/31/2007        N/A     14.601            0
Davis VA Financial Portfolio
1.40%
        12/31/2007        N/A     15.832           42
2.95%
        12/31/2007        N/A     14.003            0
Franklin Global Communications Securities Fund
1.40%
        12/31/2007        N/A     31.356           54
2.95%
        12/31/2007        N/A     23.376            0
Franklin High Income Securities Fund
1.40%
        12/31/2007        N/A     25.387           62
2.95%
        12/31/2007        N/A     18.925            0
Franklin Income Securities Fund
1.40%
        12/31/2007        N/A     48.490          437
2.95%
        12/31/2007        N/A     36.149            0
Franklin Templeton VIP Founding Funds Allocation Fund
1.40%
        12/31/2007        N/A      9.246          450
2.95%
        12/31/2007        N/A      9.175            0
Franklin U.S. Government Fund
1.40%
        12/31/2007        N/A     26.205           33
2.95%
        12/31/2007        N/A     19.576            0
Franklin Zero Coupon Fund 2010
1.40%
        12/31/2007        N/A     39.978            5
2.95%
        12/31/2007        N/A     29.866            0
Mutual Discovery Securities Fund
1.40%
        12/31/2007        N/A     29.830          287
2.95%
        12/31/2007        N/A     25.094            0


                                              Number of
                                  AUV         Accumulation
          Period                  at          Units
          or         AUV at       End         Outstanding
Benefit   Year       Beginning    of          at End of
Option *  Ended      of Period    Period      Period
-----------------------------------------------------------
Investment Option
-----------------------------------------------------------
Mutual Shares Securities Fund
1.40%
        12/31/2007        N/A     24.148          677
2.95%
        12/31/2007        N/A     20.314            0
OpCap Mid Cap Portfolio
1.40%
        12/31/2007        N/A     10.583           99
2.95%
        12/31/2007        N/A     10.312            0
PIMCO VIT All Asset Portfolio
1.40%
        12/31/2007        N/A     12.953           73
2.95%
        12/31/2007        N/A     12.236            0
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%
        12/31/2007        N/A     12.816          100
              .95%
        12/31/2007        N/A     12.295            0
PIMCO VIT Emerging Markets Bond Portfolio
1.40%
        12/31/2007        N/A     12.287           67
2.95%
        12/31/2007        N/A     11.788            0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%
        12/31/2007        N/A     10.440          102
2.95%
        12/31/2007        N/A     10.016            0
PIMCO VIT High Yield Portfolio
1.40%
        12/31/2007        N/A     14.297           57
2.95%
        12/31/2007        N/A     12.645            0
PIMCO VIT Real Return Portfolio
1.40%
        12/31/2007        N/A     12.324           78
2.95%
        12/31/2007        N/A     11.463            0
PIMCO VIT Total Return Portfolio
1.40%
        12/31/2007        N/A     14.986          208
2.95%
        12/31/2007        N/A     13.254            0
Templeton Global Income Securities Fund
1.40%
        12/31/2007        N/A     32.376          113
2.95%
        12/31/2007        N/A     24.137            0
Templeton Growth Securities Fund
1.40%
        12/31/2007        N/A     29.538          482
2.95%
        12/31/2007        N/A     23.847            0

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX C - TARGET VALUE CALCULATION AND EXAMPLES
If your Contract includes the Target Date Retirement Benefit, we will calculate the Target Value until the benefit terminates and you can only make additional Purchase Payments to the Contract for the first three years after the rider effective date. If your Contract includes the Bonus Option, the bonus will not be included in the portions of the Target Value that are based on Purchase Payments.

CALCULATING THE TARGET VALUE UNDER THE TARGET DATE RETIREMENT BENEFIT
If the rider effective date is the Issue Date, the Target Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day, we increase the Target Value by the amount of any additional Purchase Payments received that day, and we reduce the Target Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary, we process any increase or decrease to the Target Value due to a Purchase Payment received that day or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Contract Anniversary, the Target Value is equal to the greater of its value on the immediately preceding Business Day or the Contract Value as of that Contract Anniversary.

While the Target Date Retirement Benefit applies to your Contract, any withdrawals taken and/or amounts applied to Partial Annuitizations may reduce the Target Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Target Value, we will deduct more than the amount withdrawn and/or annuitized from the Target Value.

EXAMPLES OF THE TARGET VALUE CALCULATIONS
This example shows how we calculate the Target Value under the Target Date Retirement Benefit.

o You purchase a Contract with an initial Purchase Payment of $100,000. You select the Target Date Retirement Benefit at issue and you also select the earliest possible Target Value Date, which is the 7th Contract Anniversary. You make no additional Purchase Payments.




                                      Contract Value         Target Value
   On the Issue Date                     $100,000              $100,000
   1st Contract Anniversary              $108,000              $108,000
   2nd Contract Anniversary              $110,000              $110,000
   3rd Contract Anniversary              $102,000              $110,000
   4 th Contract Anniversary             $104,000              $110,000
   5th Contract Anniversary              $109,000              $110,000
   6th Contract Anniversary              $115,000              $115,000
   7th Contract Anniversary              $131,000              $131,000
   8th Contract Anniversary              $121,000              $131,000
   before a credit
   8th Contract Anniversary              $131,000              $131,000
   after a credit

o On the Issue Date, the Target Value is equal to the total Purchase Payment ($100,000).

o At the first Contract Anniversary the Contract Value had increased to $108,000, which is greater than the previous Target Value ($100,000), so the Target Value was increased to equal the Contract Value. The Target Value also increased on the second Contract Anniversary because the Contract Value ($110,000) was greater than the previous Target Value ($108,000).

o At the third Contract Anniversary, the Contract Value had decreased to $102,000, which is less than the previous Target Value ($110,000), so the Target Value was not increased. On the fourth and fifth Contract Anniversaries, the Contract Value was also less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $110,000.

o At the sixth Contract Anniversary the Contract Value had increased to $115,000, which is greater than the previous Target Value ($110,000), so the Target Value was increased to equal the Contract Value.

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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o At the seventh Contract Anniversary the Contract Value had increased to $131,000, which is greater than the previous Target Value ($115,000), so the Target Value was increased to equal the Contract Value. The seventh Contract Anniversary is also the initial Target Value Date. Because the Contract Value on the initial Target Value Date was greater than the Target Value, there was no credit on the seventh Contract Anniversary.

o At the eighth Contract Anniversary, the Contract Value had decreased to $121,000, which is less than the previous Target Value ($131,000), so the Target Value was not increased. The eighth Contract Anniversary is also the second Target Value Date. Because the Contract Value on the second Target Value Date was less than the Target Value, there was a credit of $10,000 to the Contract Value on the eighth Contract Anniversary.

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE TARGET VALUE

o Continuing the assumptions from the previous example, except that you take a partial withdrawal of $9,000 (including the withdrawal charge) in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $109,000.

    The Target Value will be adjusted for the partial withdrawal as follows:

        The previous Target Value..........................................................................$108,000.00

        Reduced proportionately by the percentage of Contract Value

           withdrawn ($9,000 / $109,000) =  0.08257 x $108,000 = ........................................-    8,917.43

    The Target Value after the partial withdrawal.........................................................$  99,082.57

o    This Target  Value will remain in effect  until at least the next  Contract
     Anniversary unless you take another partial withdrawal.


--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX D - INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
If your Contract includes the Target Date Retirement Benefit, we divide your Investment Options into the following four groups. Allianz Life determines the composition of the Investment Option groups. We will not recategorize the groups to which we assigned the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. When an Investment Option is closed or substituted within any of the Investment Option groups, we will send written notice regarding the closing or substitution 30 days prior to the effective date of the closing or substitution.

                                                     TABLE 1
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                           Group A Investment Options

AZL Columbia Technology Fund                               AZL Small Cap Stock Index Fund
AZL Dreyfus Premier Small Cap Value Fund                   AZL Turner Quantitative Small Cap Growth Fund
AZL Franklin Small Cap Value Fund                          AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                                   Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund                  Franklin Global Communications Securities Fund
AZL Schroder International Small Cap Fund                  PIMCO VIT CommodityRealReturn Strategy Portfolio



                                           Group B Investment Options

AZL AIM International Equity Fund                          AZL Oppenheimer Global Fund
AZL Davis NY Venture Fund                                  AZL Oppenheimer International Growth Fund
AZL Dreyfus Founders Equity Growth Fund                    AZL Oppenheimer Main Street Fund
AZL S&P 500 Index Fund                                     AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL First Trust Target Double Play Fund                    AZL TargetPLUS Equity Fund
AZL Jennison 20/20 Focus Fund                              AZL Van Kampen Comstock Fund
AZL Jennison Growth Fund                                   AZL Van Kampen Global Franchise Fund
AZL Legg Mason Growth Fund                                 AZL Van Kampen Growth and Income Fund
AZL Legg Mason Value Fund                                  AZL Van Kampen Mid Cap Growth Fund
AZL LMP Large Cap Growth Fund                              Mutual Discovery Securities Fund
AZL NACM International Fund                                Mutual Shares Securities Fund
AZL Neuberger Berman Regency Fund                          OpCap Mid Cap Portfolio
AZL OCC Value Fund                                         Templeton Growth Securities Fund

               Group X Investment Options                                Group Y Investment Options
AZL Fusion Growth Fund                                     AZL Fusion Balanced Fund
AZL Fusion Moderate Fund                                   AZL Money Market Fund
AZL TargetPLUS Growth Fund                                 AZL TargetPLUS Balanced Fund
AZL TargetPLUS Moderate Fund                               Franklin Income Securities Fund
AZL Van Kampen Equity and Income Fund                      Franklin High Income Securities Fund
BlackRock Global Allocation V.I. Fund                      Franklin U.S. Government Fund
Franklin Templeton VIP Founding Funds Allocation Fund      Franklin Zero Coupon Fund 2010
                                                           PIMCO VIT All Asset
                                                           Portfolio PIMCO VIT
                                                           Emerging Markets Bond
                                                           Portfolio PIMCO VIT
                                                           Global Bond Portfolio
                                                           (Unhedged) PIMCO VIT
                                                           High Yield Portfolio
                                                           PIMCO VIT Real Return
                                                           Portfolio PIMCO VIT
                                                           Total Return
                                                           Portfolio Templeton
                                                           Global Income
                                                           Securities Fund


--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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If your Contract includes the Target Date Retirement Benefit, we will restrict your allocations to the Investment Option groups. The maximum allowed allocation of Contract Value to the Investment Options in the combined Groups A, B and X is as follows.

                                                           TABLE 2
-------------------------------------------------------------------------------------------------------------------------------
                          Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
                                       Based on the Number of Years* to the Initial Target Value Date
                                     and the Comparison of Contract Value (CV) to the Target Value (TV)
 Number of                         CV                  CV                  CV                  CV                  CV
 Years* to                         =                   =                   =                   =                   =
the Initial                        76%                 58%                 40%                 22%                 4%
   Target            CV =   CV =   to    CV =   CV =   to    CV =   CV =   to    CV =   CV =   to    CV =   CV =   to
 Value Date          88%    82%    <     70%    64%    <     52%    46%    <     34%    28%    <     16%    10%    <
              CV =   to <   to <   82%   to <   to <   64%   to <   to <   46%   to <   to <   28%   to <   to <   10%   CV <
              94%+   94%    88%    of    76%    70%    of    58%    52%    of    40%    34%    of    22%    16%    of    4%
              of TV  of TV  of TV   TV   of TV  of TV   TV   of TV  of TV   TV   of TV  of TV   TV   of TV  of TV   TV   of TV
    28+        95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%
                                                                                                                         ------
                                                                                                                         ------
     27        95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    90%
                                                                                                                   -----
                                                                                                                   -----
     26        95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    95%   90%    85%
                                                                                                            ------
                                                                                                            ------
     25        95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    90%   85%    80%
                                                                                                     ------
                                                                                                     ------
     24        95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    90%    85%   80%    75%
                                                                                               -----
                                                                                               -----
     23        95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    95%   90%    85%    80%   75%    70%
                                                                                        ------
                                                                                        ------
     22        95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    95%    90%   85%    80%    75%   70%    65%
                                                                                 ------
                                                                                 ------
     21        95%    95%    95%   95%    95%    95%   95%    95%    95%   95%    90%    85%   80%    75%    70%   65%    60%
                                                                           -----
                                                                           -----
     20        95%    95%    95%   95%    95%    95%   95%    95%    95%   90%    85%    80%   75%    70%    65%   60%    55%
                                                                    ------
                                                                    ------
     19        95%    95%    95%   95%    95%    95%   95%    95%    90%   85%    80%    75%   70%    65%    60%   55%    50%
                                                             ------
                                                             ------
     18        95%    95%    95%   95%    95%    95%   95%    90%    85%   80%    75%    70%   65%    60%    55%   50%    45%
                                                       -----
                                                       -----
     17        95%    95%    95%   95%    95%    95%   90%    85%    80%   75%    70%    65%   60%    55%    50%   45%    40%
                                                ------                                                                   ------
                                                ------                                                                   ------
     16        95%    95%    95%   95%    95%    90%   85%    80%    75%   70%    65%    60%   55%    50%    45%   40%    35%
                                         ------                                                                    -----
                                         ------                                                                    -----
     15        95%    95%    95%   95%    90%    85%   80%    75%    70%   65%    60%    55%   50%    45%    40%   35%    35%
                                   -----                                                                    ------
                                   -----                                                                    ------
     14        95%    95%    95%   90%    85%    80%   75%    70%    65%   60%    55%    50%   45%    40%    35%   35%    35%
                            ------                                                                   ------
                            ------                                                                   ------
     13        95%    95%    90%   85%    80%    75%   70%    65%    60%   55%    50%    45%   40%    35%    35%   35%    35%
                     ------                                                                    -----
                     ------                                                                    -----
     12        95%    90%    85%   80%    75%    70%   65%    60%    55%   50%    45%    40%   35%    35%    35%   35%    35%
              ------                                                                    ------
              ------                                                                    ------
     11        90%    85%    80%   75%    70%    65%   60%    55%    50%   45%    40%    35%   35%    35%    35%   35%    35%
                                                                                 ------
                                                                                 ------
     10        85%    80%    75%   70%    65%    60%   55%    50%    45%   40%    35%    35%   35%    35%    35%   35%    35%
                                                                           -----
                                                                           -----
     9         80%    75%    70%   65%    60%    55%   50%    45%    40%   35%    35%    35%   35%    35%    35%   35%    35%
                                                                    ------
                                                                    ------
     8         75%    70%    65%   60%    55%    50%   45%    40%    35%   35%    35%    35%   35%    35%    35%   35%    35%
                                                             ------
                                                             ------
     7         70%    65%    60%   55%    50%    45%   40%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%
                                                       -----
                                                       -----
     6         65%    60%    55%   50%    45%    40%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%
                                                ------
                                                ------
     5         60%    55%    50%   45%    40%    35%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%
                                         ------
                                         ------
     4         55%    50%    45%   40%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%
                                   -----
                                   -----
     3         50%    45%    40%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%
                            ------
                            ------
     2         45%    40%    35%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%
                     ------
                     ------
     1         40%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%
              ------
              ------
  Initial      35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%    35%    35%   35%   35%
   Target
 Value Date
 and beyond

* We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are actually seven complete Contract Years and four months away from your initial Target Value Date, for the purposes of this table, we would consider you to be eight years from the initial Target Value Date.


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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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The maximum allowed allocation of Contract Value for Investment Option Group A and minimum required allocation of Contract Value for Investment Option Group Y depend on the maximum allowed allocation for the combined Groups A, B and X as follows.

                                 TABLE 3

   When the maximum % of      then the maximum %     and the minimum % of
 Contract Value allowed in     of Contract Value        Contract Value
       the combined               allowed in             required in
   Groups A, B and X is...          Group A is...            Group Y is...

            95%                       30%                     5%
            90%                       30%                    10%
            85%                       25%                    15%
            80%                       25%                    20%
            75%                       20%                    25%
            70%                       20%                    30%
            65%                       15%                    35%
            60%                       15%                    40%
            55%                       10%                    45%
            50%                       10%                    50%
            45%                        5%                    55%
            40%                        5%                    60%
            35%                        5%                    65%

We will automatically rebalance your Contract Value in each of the Investment Options on each Quarterly Anniversary until the rider termination date. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Groups A, B or X. If you choose to allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.


On each Quarterly Anniversary we determine the allocation of Contract Value to your selected Investment Options as follows. First we establish the maximum allowable allocation for each Investment Option group. Then we compute the required allocation for each Investment Option group, which is your allocation instructions adjusted downward if necessary to match the maximum allowable allocation. Lastly we will rebalance the Contract Value in your selected Investment Options according to the required allocations.

DETERMINING THE MAXIMUM ALLOWABLE AND MINIMUM REQUIRED GROUP ALLOCATION

Combined Groups A, B and X. The new maximum allowable allocation for the combined Groups A, B, and X on each Quarterly Anniversary is the lesser of: a) the current maximum allowable allocation for the combined Groups A, B, and X established on the previous Quarterly Anniversary; or b) the maximum allowable allocation for the combined Groups A, B, and X as set out in Table 2 (which appears earlier in this appendix). Table 2 compares the length of time until the initial Target Value Date and the comparison of the current Contract Value to the current Target Value.


Groups A and Y. We then use Table 3 (which appears earlier in this appendix) and the new maximum allowable allocation for the combined Groups A, B and X to determine the new maximum allowable allocation for Group A, and the new minimum required allocation for Group Y.


Combined Groups B and X. Lastly, we determine the new maximum allowable allocation for the combined Groups B and X. We make this determination after we compute the required allocation for Group A as described next in this appendix. The new maximum allowable allocation for the combined Groups B and X is the new maximum allowable allocation for the combined Groups A, B and X, less the new required allocation for Group A.


We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. We cannot reduce the maximum percentage of Contract Value we allow in Group A by more than 10% in any one year, and we cannot reduce the maximum percentage of Contract Value we allow in the combined Groups A, B and X by more than 15% in any one year.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations, but if they do not comply with the current maximum allowable allocations, we will instead allocate any additional Purchase Payments according to the current required allocation as discussed next in this appendix.


NOTE: Unless the maximum allowable allocation for the combined Groups A, B, and X changes, the maximum allowable allocation for Group A, and the minimum required allocation for Group Y, will not change.

DETERMINING THE REQUIRED GROUP ALLOCATION

Your selected allocations comply with the new maximum allowable and new minimum required allocations. If your selected allocations for Group A, and the combined Groups B and X, are less than or equal to the new maximum allowable allocations for these groups, the required allocations for the Investment Option groups will be equal to your selected allocations.


Your selected allocation for Group A complies with the new maximum allowable allocation, but your selected allocation for the combined Groups B and X exceeds the new maximum allowable allocation. If your selected allocation for Group A is less than or equal to the new maximum allowable allocation for this group, the required allocation of Contract Value for Group A will be equal to your selected allocation. If your selected allocation for the combined Groups B and X is greater than the new maximum allowable allocation for these groups, then we will decrease the required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take the excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation) and apply it to Group Y.

Your selected allocation for Group A exceeds the new maximum allowable allocation and there may be a change in the required allocation for the combined Groups B and X. If your selected allocation for Group A is greater than the new maximum allowable allocation for this group, then we will decrease the required allocation for Group A to equal the new maximum allowable allocation. We will then take the excess allocation from Group A (your selected allocation minus the new maximum allowable allocation) and rebalance it as follows.

    a) If your selected allocation for the combined Groups B and X is less than the new maximum allowable allocation for these groups, the new required allocation will be equal to your selected allocation for Groups B and X, plus the excess allocation from Group A, subject to the new maximum allowable allocation for the combined Groups B and X. We will then apply any remaining excess allocation from Group A to Group Y.

    b) If your selected allocation for the combined Groups B and X is greater than or equal to the new maximum allowable allocation for these groups, then we will decrease the new required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take any excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocations to Group A, and minus the new required allocation for Groups B and
X. We will then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option group.


NOTE: We will never reallocate more Contract Value to Group A than your selected allocation instructions specify. However, we may reallocate more Contract Value to the combined Groups B and X than your allocation instructions specify if we remove excess Contract Value from Group A.

Rebalancing calculation within the Investment Option groups Within the Investment Option groups, the rebalancing calculation formula is:

    a x (b / c)

    where:

        a =The required group allocation on the current Quarterly Anniversary.

        b =The required allocation for each Investment Option as of the Business Day immediately preceding the current Quarterly Anniversary.

        c =The required group allocation as of the Business Day immediately preceding the current Quarterly Anniversary.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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Because the allocation to each Investment Option must be a whole number, we will round your required allocation to the nearest whole percentage. Transfers of Contract Value between Investment Options will not change the current required allocation for each Investment Option. In order to change the current required allocation when you make a transfer, you must also change your future allocation instructions (see section 2, Purchase - Allocation of Purchase Payments). Any change you make to your future allocation instructions must comply with the current maximum allowable allocations. We will then treat your future allocation instructions as your required allocation until the earlier of the next Quarterly Anniversary, or the Business Day we process any new allocation instructions.


NOTE:

o It is possible that we may move all of your Contract Value out of one or more or your selected Investment Options due to the passage of time and/or as Contract Value as a percentage of Target Value decreases.

o You will be notified by transaction confirmation of any change to your selected allocation in the Investment Option groups. In order to change your selected Investment Option allocation after notification, you must change your allocation instructions. Your new allocation instructions are subject to then current Investment Option allocation and transfer restrictions.

o Unless you reset the initial Target Value Date, the maximum allowable allocation of your Contract Value to Investment Options in Group A, and the maximum allowable allocation of your Contract Value to Investment Options in the combined Groups A, B and X will never increase, regardless of Contract Value performance.

o If you allocate less than the maximum allowable amount of Contract Value to the Investment Options in the combined Groups A, B and X, you may be subject to fewer reallocations of your Contract Value in these groups due to the passage of time and/or as the comparison of Contract Value as a percentage of Target Value decreases.

o You can never allocate more than 30% of your Contract Value to Investment Option Group A, or more than 95% of your Contract Value to Investment Option in the combined Groups A, B and X.

o We cannot require you to have less than 5% of your Contract Value in Investment Option Group A, nor can we require you to have less than 35% of your Contract Value in Investment Option in the combined Groups A, B and X.

o Investment Option Group Y has no maximum limit on the percentage of Contract Value you can allocate to it.

o The maximum allowable allocation for the Investment Option groups can decrease as the number of years until the initial Target Value Date decreases and as the comparison of Contract Value as a percentage of Target Value decreases. We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. We cannot reduce the maximum percentage of Contract Value we allow in Group A by more than 10% in any one year, and we cannot reduce the maximum percentage of Contract Value we allow in the combined Groups A, B and X by more than 15% in any one year.

EXAMPLES OF QUARTERLY REBALANCING
This example shows how we apply quarterly rebalancing under the Target Date Retirement Benefit. We are demonstrating significant losses in your Contract Value in order to illustrate the most possible changes over a short period of time. This may not be an accurate reflection of your actual performance.

o You purchase a Contract with an initial Purchase Payment of $100,000. You select the Target Date Retirement Benefit at issue and you select the twelfth Contract Anniversary as your initial Target Value Date. Your initial Target Value is equal to your initial Purchase Payment of $100,000. You make no additional Purchase Payments, withdrawals, or transfers and you do not change your selected allocations after the Issue Date.

o On the Issue Date, you have twelve complete Contract Years until the initial Target Value Date, and the Contract Value is equal to the Target Value. On the Issue Date, the maximum allowable allocation of Contract Value to the Investment Options in Group A is 30%, and to the combined Groups A, B, and X it is 95%. The minimum required allocation for Group Y is 5% of Contract Value. You choose to allocate 75% of your Contract Value to the combined Groups A, B and X (with 25% to Group A, and 50% to the combined Groups B and
    X) and 25% of your Contract Value to Group Y. You allocate your Contract Value to the Investment Options as follows.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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                          Investment Allocated to Each
                         Option Group Investment Option          Contract Value

                       Investment Option 1             A                  15%
                       Investment Option 2             A                  10%
                       Investment Option 3             B                  20%
                       Investment Option 4             B                  15%
                       Investment Option 5             X                  15%
                       Investment Option 6             Y                  25%

o During the first two Contract Years you experience the following performance.


                               Maximum New maximum
                                     Contract  Years    allowed      allowable        New                   Required
                                     Value     until    in           allocation     maximum                allocation
                                     as a %    initial  combinedGroups  for        allowable   Required        for      Required
                                     of        Target   A, B and      combined    allocation   allocation   combined    allocation
Quarterly       Contract   Target    Target    Value    X per          Groups         for         for        Groups        for
Anniversary       Value     Value     Value     Date     Table 2     A, B and X     Group A     Group A      B and X     Group Y

Issue Date      $100,000   $100,000    100%      12        95%          95%           30%         25%          50%         25%
1st             $ 87,000   $100,000    87%       12        85%          85%           25%         25%          50%         25%
2nd             $ 93,000   $100,000     93%      12        90%          85%           25%         25%          50%         25%
3rd             $ 73,000   $100,000     73%      12        75%          80%           25%         25%          50%         25%
4th             $ 89,000   $100,000     89%      11        85%          80%           25%         25%          50%         25%
5th             $ 79,000   $100,000     79%      11        75%          75%           20%         20%          55%         25%
6th             $ 73,000   $100,000     73%      11        70%          70%           20%         20%          50%         30%

o On the first Quarterly Anniversary, your Contract Value has declined to 87% of the Target Value ($87,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 85% (the lesser of the current maximum allowable allocation (95%), or the maximum allowable allocation from Table 2 (85%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 25% and the table would indicate the new minimum required allocation for Group Y has increased to 15%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.

o On the second Quarterly Anniversary, your Contract Value has increased to 93% of the Target Value ($93,000 / $100,000). Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 90%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (90%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.

o On the third Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X would now decrease to 75% (the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (75%)). However the maximum allowable allocation for the combined Groups A, B, and X cannot decrease by more than 15% in any twelve-month period. Because the maximum allowable allocation for the combined Groups A, B, and X was 95% one year ago, the new maximum allowable allocation for the combined Groups A, B, and X is 80%. According to Table 3, the new maximum allowable allocation for Group A remains at 25% and the table would indicate the new minimum required allocation for Group Y has increased to 20%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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o On the fourth Quarterly Anniversary, your Contract Value has increased to 89% of the Target Value ($89,000 / $100,000). The fourth Quarterly Anniversary is also the first Contract Anniversary and there is now eleven complete Contract Years until the initial Target Value Date. Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 85%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (85%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.

o On the fifth Quarterly Anniversary, your Contract Value has declined to 79% of the Target Value ($79,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 75% (the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (75%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 20%, and the new minimum required allocation for Group Y has increased to 25%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has increased to 55% (the new maximum allowable allocation for the combined Groups A, B and X (75%), less the new required allocation for Group A (20%)). Because your selected allocation for Groups B and X (50%) is less than the new maximum allowable allocation (55%), we will remove the 5% excess allocation from Group A and apply it to the combined Groups B and
     X. The new required allocation for Groups B and X is 55%. Because we were able to apply all the excess allocation from Group A to the combined Groups B and X, the required allocation for Group Y is equal to your selected allocation. We will then rebalance your Contract Value within the Investment Options as follows.

                                                                     Allocation after
                       Investment Option   Rebalancing Calculation     the Quarterly
                             Group              [a x (b / c)*           Rebalancing

Investment Option 1            A             = 20% x (15% / 25%)            12%

Investment Option 2            A             = 20% x (10% / 25%)             8%

Investment Option 3            B             = 55% x (20% / 50%)            22%

Investment Option 4            B             = 55% x (15% / 50%)            17%

Investment Option 5            X             = 55% x (15% / 50%)            16%

Investment Option 6            Y             = 25% x (25% / 25%)            25%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.


o On the sixth Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 70% (the lesser of the current maximum allowable allocation (75%), or the maximum allowable allocation from Table 2 (70%)). According to Table 3, the new maximum allowable allocation for Group A remains at 20%, and the new minimum required allocation for Group Y increases to 30%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for the combined Groups A, B and X is 70% (the lesser of your selected allocation for the combined Groups A, B and X (75%), or the new maximum allowable allocation (70%)). The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has decreased to 50% (the new maximum allowable allocation for the combined Groups A, B and X (70%), less the new required allocation for Group A (20%)). Because your selected allocation for the combined Groups B and X (50%) is already equal to the new maximum allowable allocation (50%), the required allocation for the combined Groups B and X is equal to your selected allocation. Instead we will remove the 5% excess allocation from Group A and apply it to Group Y. We will then rebalance your Contract Value within the Investment Options as follows.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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                                       105

                                                                                            Allocation after
                                              Investment Option   Rebalancing Calculation     the Quarterly
                                                    Group              [a x (b / c)*           Rebalancing
                       Investment Option 1            A             = 20% x (12% / 20%)            12%
                       Investment Option 2            A             = 20% x (8% / 20%)              8%
                       Investment Option 3            B             = 50% x (22% / 55%)            20%
                       Investment Option 4            B             = 50% x (17% / 55%)            15%
                       Investment Option 5            X             = 50% x (16% / 55%)            15%
                       Investment Option 6            Y             = 30% x (25% / 25%)            30%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous
    Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.



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  The Allianz Vision(SM) Variable Annuity Contract Prospectus __________, 2008
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APPENDIX E - QUARTERLY ANNIVERSARY VALUE CALCULATION AND EXAMPLES
If your Contract includes the Quarterly Value Death Benefit and/or the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, we will calculate a Quarterly Anniversary Value under each of these optional benefits. While the Quarterly Anniversary Value under these benefits uses the same general formula, they could result in different amounts if you select two of these benefits but add the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit to your Contract after the Issue Date. However, if you select two of these benefits on the Issue Date, then the Quarterly Anniversary Values under each optional benefit will be the same until you begin taking Lifetime Plus Payments. Once you begin taking Lifetime Plus Payments, we no longer calculate the Quarterly Anniversary Value under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE LIFETIME PLUS BENEFITS
We only calculate the Quarterly Anniversary Value during the Accumulation Phase and before the earlier of the older Covered Person's 91st birthday or the Benefit Date on which Lifetime Plus Payments begin. We no longer calculate the Quarterly Anniversary Value beginning on the earlier of the older Covered Person's 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Quarterly Anniversary Value will cease to exist and Lifetime Plus Payments will no longer be available to you.


If the rider effective date is the Issue Date, the Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day, we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary, we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day after we do the following calculation. On each Quarterly Anniversary, the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

Any withdrawals taken before the Benefit Date and/or amounts applied to Partial Annuitizations may reduce the Quarterly Anniversary Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE QUARTERLY VALUE DEATH
 BENEFIT
We only calculate the Quarterly Anniversary Value until the Business Day during which we receive, in good order at our Service Center, both due proof of death and an election of the death benefit payment option.


If your Contract includes the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, then on and after the Benefit Date (the date you begin to receive Lifetime Plus Payments) each Lifetime Plus Payment and any Excess Withdrawals will reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).


The Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals include Lifetime Plus Payments and Excess Withdrawals.

On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual) we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation.

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On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

Beginning with the Quarterly Anniversary that occurs on or after the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), we calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary.

Any withdrawals (including Lifetime Plus Payments and Excess Withdrawals) and/or amounts applied to Partial Annuitizations may reduce the Quarterly Anniversary Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.


EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE CALCULATIONS
This example shows how we calculate the Quarterly Anniversary Value under the Quarterly Value Death Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.


o You purchase a Contract with an initial Purchase Payment of $100,000. You select the Lifetime Plus II Benefit and the Quarterly Value Death Benefit at issue. You are the only Owner, the sole Covered Person, and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

                                                         Contract Value    Quarterly Anniversary Value

        On the Issue Date                                    $100,000                $100,000
        End of 1st Quarter, 1st Contract Year                 $98,000                $100,000
        End of 2nd Quarter, 1st Contract Year                $102,000                $102,000
        End of 3rd Quarter, 1st Contract Year                $104,000                $104,000
        1st Contract Anniversary                             $103,000                $104,000
        End of 1st Quarter, 2nd Contract Year                $106,000                $106,000

o On the Issue Date, the Quarterly Anniversary Value is equal to total Purchase Payment ($100,000).

o At the end of the Contract's first Quarter, the Contract Value had decreased to $98,000, which is less than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was not increased.

o At the end of the Contract's second Quarter, the Contract Value had increased to $102,000, which is greater than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

o At the end of the Contract's third Quarter, the Contract Value had increased to $104,000, which is greater than the previous Quarterly Anniversary Value ($102,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

o At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was not increased.

o At the end of the first Quarter of the second Contract Year, the Contract Value had increased to $106,000, which is greater than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

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EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE QUARTERLY ANNIVERSARY VALUE

o Continuing the assumptions from the previous example, except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000.

    The Quarterly Anniversary Value will be adjusted for the partial withdrawal as follows:

        The previous Quarterly Anniversary Value...........................................................$104,000.00

        Reduced proportionately by the percentage of Contract Value

           withdrawn ($9,000 / $103,000) =  0.08738 x $104,000 = ........................................-    9,087.38

    The Quarterly Anniversary Value after the partial withdrawal..........................................$  94,912.62

o This Quarterly Anniversary Value will remain in effect until at least the next Quarterly Anniversary unless you take another partial withdrawal.

o All withdrawals, including those made under the free withdrawal privilege, Lifetime Plus Payments, or withdrawals that are subject to a withdrawal charge (including Excess Withdrawals), will reduce the Quarterly Anniversary in exactly the same manner, which is proportionately based on the percentage of Contract Value withdrawn.


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APPENDIX F - CALCULATIONS AND EXAMPLES OF THE 5% ANNUAL INCREASE AND ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS BENEFIT CALCULATING THE 5% ANNUAL INCREASE We only calculate the 5% Annual Increase before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. We no longer calculate the 5% Annual Increase beginning on the earlier of the older Covered Person's 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 5% Annual Increase will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you select the Lifetime Plus Benefit at issue, the 5% Annual Increase on the Issue Date is the Purchase Payments received on the Issue Date. If you select the Lifetime Plus Benefit after issue, or upon a reset of the 5% Annual Increase, the 5% Annual Increase on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following:

    b + [1.05 x (a - b)]

    where:

        a =The 5% Annual Increase as of the immediately preceding Business Day.

        b =Purchase Payments* received during the last Contract Year. However, if you selected the Lifetime Plus Benefit at issue and you did not reset the 5% Annual Increase, we will exclude any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following.

    d + [1.05 x (c - d + (0.05 x e))]
    where:

        c =The 5% Annual Increase as of the immediately preceding Business Day.

        d =Purchase Payments* received during the last Contract Year.

        e =Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the second Contract Anniversary we may exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On each Business Day on or after the tenth Contract Anniversary (or, if applicable, on or after the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) the 5% Annual Increase is equal to the Enhanced 10-Year Value and the 5% Annual Increase will never exceed the Enhanced 10-Year Value.

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate the Enhanced 10-Year Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. We no longer calculate the Enhanced 10-Year Value beginning

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on the earlier of the older Covered Person's 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 10-Year Value will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you select the Lifetime Plus Benefit at issue and you do not reset the 5% Annual Increase, then the Enhanced 10-Year Value on the Issue Date is two times the Purchase Payments received on the Issue Date. If you select the Lifetime Plus Benefit after issue or if you reset the 5% Annual Increase, then the Enhanced 10-Year Value on the rider effective date or reset anniversary, as applicable, is two times the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day, we increase the Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce the Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus Benefit at issue and do not reset the 5% Annual Increase, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to the following.

o    The Enhanced 10-Year Value as of the immediately preceding Business Day.

o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.

o Plus any additional Purchase Payments received on the first Contract Anniversary.

o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) we calculate the Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries of the Issue Date (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) the Enhanced 10-Year Value is equal to the following.

o    The Enhanced 10-Year Value as of the immediately preceding Business Day.

o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

o Plus any additional Purchase Payments received on the current Contract Anniversary.

o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

Any withdrawals taken before you exercise the Lifetime Plus Benefit and/or amounts applied to Partial Annuitizations may reduce the 5% Annual Increase and the Enhanced 10-Year Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from the 5% Annual Increase and the Enhanced 10-Year Value.

If you reset the 5% Annual Increase, we will change the M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary if this amount differs from the current M&E charge on your Contract.

EXAMPLES OF THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE CALCULATION

o You purchase a Contract with the Lifetime Plus Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year.

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                                        5% Annual        Enhanced      5% Annual Increase used to
                                        Increase      10-Year Value    determine the Benefit Base

Issue Date                              $ 50,000       $100,000*               $ 50,000

The Business Day we receive the
    second Purchase Payment in the
    third month                         $100,000*       $150,000               $100,000

First Contract Anniversary              $105,000        $200,000               $105,000

The Business Day we receive the
    third Purchase Payment in the
    second Contract Year                $155,000        $250,000               $155,000

Second Contract Anniversary             $160,250        $250,000               $160,250

Third Contract Anniversary              $170,888        $250,000               $170,888

Fourth Contract Anniversary             $179,432        $250,000               $179,432

Fifth Contract Anniversary              $188,403        $250,000               $188,403

Sixth Contract Anniversary              $197,824        $250,000               $197,824

Seventh Contract Anniversary            $207,715        $250,000               $207,715

Eighth Contract Anniversary             $218,101        $250,000               $218,101

Ninth Contract Anniversary              $229,006        $250,000               $229,006

Tenth Contract Anniversary              $240,456        $250,000               $250,000

11th Contract Anniversary                               $250,000               $250,000

12th Contract Anniversary                               $300,000               $300,000

* This value includes all Purchase Payments received in the first 90 days of the Issue Date and is doubled on the 10th anniversary for purposes of the Enhanced 10-Year Value.



o On the Issue Date, the 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000) and the Enhanced 10-Year Value is equal to twice the Purchase Payment received on the Issue Date (2 x $50,000 = $100,000).

o During the third month, on the Business Day we receive the second Purchase Payment, we add that payment to both the 5% Annual Increase ($50,000 + $50,000 = $100,000) and the Enhanced 10-Year Value ($100,000 + $50,000 =
    $150,000).

o On the first Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire 5% Annual Increase amount (1.05 x $100,000 = $105,000) and we add the second Purchase Payment to the Enhanced 10-Year Value again, thereby doubling that payment ($150,000 + $50,000 = $200,000).

o During the second Contract Year, on the Business Day we receive the third Purchase Payment, we add that payment to both the 5% Annual Increase ($105,000 + $50,000 = $155,000) and the Enhanced 10-Year Value ($200,000 +
    $50,000 = $250,000).

o On the second Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. However, since we have not had the third Purchase Payment for an entire Contract Year, we do not apply the 5% compounding to the third Purchase Payment ((1.05 x ($155,000 - $50,000)) + $50,000 = $160,250). In
    addition, we will not double the third Purchase Payment under the Enhanced 10-Year Value until we have had it for ten full Contract Years, so the Enhanced 10-Year Value remains at $250,000 on the second Contract Anniversary.

o On the third Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. Because we have had the third Purchase Payment for one full Contract Year we now apply 5% compounding to the payment for both the third Contract Anniversary and the second Contract Anniversary (1.05 x ($160,250 + (0.05 x $50,000)) = $170,888). The Enhanced 10-Year Value remains unchanged on the third Contract Anniversary.

o On the fourth through ninth Contract Anniversaries we apply the 5% compounding to the 5% Annual Increase. The Enhanced 10-Year Value remains unchanged during this period because it has been less than ten full Contract Years since we received the third Purchase Payment. On each of these Contract Anniversaries the 5% Annual Increase does not exceed the Enhanced 10-Year Value.

o On the tenth Contract Anniversary the 5% Annual Increase is equal to the Enhanced 10-Year Value ($250,000).

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o On the 12th Contract Anniversary we have now had the third Purchase Payment for ten full Contract Years, so we add the third payment to the Enhanced 10-Year Value again, thereby doubling that payment ($250,000 + $50,000 = $300,000).

EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE
This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher Benefit Base under the Lifetime Plus Benefit if you instead apply the Purchase Payment to a new Contract.

Assume you purchase a contract with the Lifetime Plus Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and you do not reset the 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the Benefit Base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchase one Contract with the Lifetime Plus Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus Benefit with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years). We guarantee that the total Benefit Base for both Contracts at this time be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first Purchase Payment the total 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.


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APPENDIX G - CALCULATIONS AND EXAMPLES OF THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
On each Contract Anniversary before the older Covered Person's 81st birthday and before the Benefit Date or the date you take a Full Annuitization, we automatically reset the Enhanced 5% Annual Increase if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date.

If we automatically reset your Enhanced 5% Annual Increase, we will establish an additional Enhanced 5% Annual Increase on the reset anniversary equal to the Contract Value as of the reset anniversary and we will establish an additional Enhanced 10-Year Value on the reset anniversary equal to twice the Contract Value as of the reset anniversary.

All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.
CALCULATING THE ENHANCED 5% ANNUAL INCREASE
We only calculate Enhanced 5% Annual Increases during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. We no longer calculate Enhanced 5% Annual Increases beginning on the earlier of the older Covered Person's 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 5% Annual Increases will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you select the Lifetime Plus II Benefit at issue, the Enhanced 5% Annual Increase established on the Issue Date is the Purchase Payment received on the Issue Date. If you select the Lifetime Plus II Benefit after issue, or upon a reset of the Enhanced 5% Annual Increase, the Enhanced 5% Annual Increase established on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we increase each Enhanced 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we process any increase or decrease to each Enhanced 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following:

    b + [ 1.05 x (a - b) ]
    where:

    a = the Enhanced 5% Annual Increase as of the immediately preceding Business
        Day, and

    b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date, then we will exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

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On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following.

    d + [ 1.05 x (c - d + (0.05 x e)) ]
    where:

    c = the Enhanced 5% Annual Increase as of the immediately preceding
        Business Day,

    d = Purchase Payments* received during the last Contract Year, and

    e = Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus II Benefit at issue, then on the second Contract Anniversary we will exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

If the Rider Effective Date is the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If the Rider Effective Date occurs after the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Rider Effective Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If an automatic reset has occurred, then on each Business Day on or after the tenth Contract Anniversary that occurs after the reset anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

Each Enhanced 5% Annual Increase will never exceed the Enhanced 10-Year Value that was established on the same date.

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate each Enhanced 10-Year Value during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. We no longer calculate the Enhanced 10-Year Value beginning on the earliest of the older Covered Person's 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, all previously established Enhanced 10-Year Values will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you select the Lifetime Plus II Benefit at issue, the Enhanced 10-Year Value established on the Issue Date is twice the Purchase Payments received on the Issue Date. If you select the Lifetime Plus II Benefit after issue or upon a reset of the Enhanced 5% Annual Increase, then the Enhanced 10-Year Value established on the rider effective date or reset anniversary is equal to twice the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day other than a Contract Anniversary, we increase each Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus II Benefit at issue, then on the first Contract Anniversary, the Enhanced 10-Year Value established on the Issue Date is equal to the following.

o    Its value as of the immediately preceding Business Day.

o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.

o Plus any additional Purchase Payments received on the first Contract Anniversary.

o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.


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On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) we calculate each Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) each Enhanced 10-Year Value is equal to the following.

o    Its value as of the immediately preceding Business Day.

o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus II Benefit at issue, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

o Plus any additional Purchase Payments received on the current Contract Anniversary.

o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

Any withdrawals taken before the Benefit Date and/or amounts applied to Partial Annuitizations may reduce each Enhanced 5% Annual Increase and each Enhanced 10-Year Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than an Enhanced 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from that Enhanced 5% Annual Increase and its associated Enhanced 10-Year Value.

If there is an automatic reset of the Enhanced 5% Annual Increase, we will change the additional M&E charge for the Lifetime Plus II Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary if this amount differs from the current additional M&E charge on your Contract.

THE HIGHEST ANNUAL INCREASE
The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

EXAMPLE OF THE HIGHEST ANNUAL INCREASE
You purchase a Contract with the Lifetime Plus II Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year. The Contract Value on the first Contract Anniversary is $104,000 and the Contract Value on the second Contract Anniversary is $162,000.

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                                                                         First        Second       Second
                             -----------                First Reset    Reset of      Reset of     Reset of
                               Initial      Initial        of the         the          the           the
                              Enhanced      Enhanced    Enhanced 5%    Enhanced      Enhanced     Enhanced      Highest
                              5% Annual     10-Year        Annual       10-Year     5% Annual      10-Year       Annual
                              Increase       Value        Increase       Value       Increase       Value       Increase
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Issue Date                    $ 50,000     $100,000*                                                            $ 50,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Immediately after Purchase    $100,000*     $150,000                                                            $100,000
Payment in third month
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
First Contract Anniversary    $105,000      $200,000      $104,000     $208,000                                 $105,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Immediately after Purchase
Payment in second Contract    $155,000      $250,000      $154,000     $258,000                                 $155,000
Year
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 2        $160,250      $250,000      $159,200     $258,000      $162,000     $324,000      $162,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 3        $170,888      $250,000      $169,785     $258,000      $172,725     $324,000      $172,725
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 4        $179,432      $250,000      $178,274     $258,000      $181,361     $324,000      $181,361
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 5        $188,403      $250,000      $187,188     $258,000      $190,429     $324,000      $190,429
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 6        $197,824      $250,000      $196,547     $258,000      $199,951     $324,000      $199,951
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 7        $207,715      $250,000      $206,375     $258,000      $209,948     $324,000      $209,948
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 8        $218,101      $250,000      $216,693     $258,000      $220,446     $324,000      $220,446
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 9        $229,006      $250,000      $227,528     $258,000      $231,468     $324,000      $231,468
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 10       $250,000      $250,000      $238,905     $258,000      $243,041     $324,000      $250,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 11       $250,000      $250,000      $258,000     $258,000      $255,193     $324,000      $258,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 12       $300,000      $300,000      $308,000     $308,000      $374,000     $374,000      $374,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------

* This value includes all Purchase Payments received in the first 90 days of the Issue Date and is doubled on the tenth Contract Anniversary for purposes of the Enhanced 10-Year Value.


o On the Issue Date, the initial Enhanced 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000). The initial Enhanced 10-Year Value is equal to two times the Purchase Payment received on the Issue Date ($100,000 = 2 x $50,000).

o During the third month, on the Business Day we receive the additional Purchase Payment, we add that payment to both the initial Enhanced 5% Annual Increase ($100,000 = $50,000 + $50,000) and the initial Enhanced 10-Year Value ($150,000 = $100,000 + $50,000).

o On the first Contract Anniversary, we compound the initial Enhanced 5% Annual Increase by 5%. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire initial Enhanced 5% Annual Increase ($105,000 = 1.05 x $100,000). And, since all Purchase Payments were received within 90 days of the Issue Date, the additional Purchase Payment is also added to the initial Enhanced 10-Year Value, effectively doubling it ($200,000 = $150,000 + $50,000).

o On each Contract Anniversary, we will automatically generate a new "reset" Enhanced 5% Annual Increase if twice the Contract Value plus all Purchase Payments received within the previous ten Contract Years (not including Purchase Payments received within 90 days of the Issue Date) is greater than the most recently established Enhanced 10-Year Value.

o On the first Contract Anniversary, the Contract Value ($104,000 ) is less than the initial Enhanced 5% Annual Increase ($105,000), however, twice the Contract Value ($208,000 = 2 x $104,000) is greater than the initial Enhanced 10-Year Value ($200,000). Therefore, an automatic reset will occur and the first reset Enhanced 5% Annual Increase will start at the first Contract Anniversary. It will equal the Contract Value ($104,000) and the first reset Enhanced 10-Year Value will be twice the Contract Value ($208,000).

o The last column shows the Highest Annual Increase which is the maximum of the Enhanced 5% Annual Increase values and represents the amount that will be used to determine the Benefit Base. For example, even though there was an automatic reset on the first Contract Anniversary that established the first reset Enhanced 5% Annual Increase amount of $104,000, the Highest Annual Increase is equal to the initial Enhanced 5% Annual Increase amount of $105,000. The Highest Annual Increase amount shown for the first Contract Anniversary in this example shows how

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    the Lifetime Plus II Benefit preserves the initial Enhanced 5% Annual Increase and each of the reset Enhanced 5% Annual Increases to ensure the greatest amount is used to determine the Benefit Base.

o During the second Contract Year, on the Business Day we receive the additional Purchase Payment, we add that payment to the initial Enhanced 5% Annual Increase ($155,000 = $105,000 + $50,000), the Enhanced 10-Year Value ($250,000 = $200,000 + $50,000), the first reset Enhanced 5% Annual Increase ($154,000 = $104,000 + $50,000), and the first reset Enhanced 10-Year Value ($258,000 = $208,000 + $50,000).

o On the second Contract Anniversary, an automatic reset occurs and we establish the second reset Enhanced 5% Annual Increase because twice the Contract Value plus the amount of the third additional Purchase Payment ($374,000 = $324,000 + $50,000) is greater than both the initial Enhanced 10-Year Value ($250,000) and the first reset Enhanced 10-Year Value ($258,000). The second reset Enhanced 5% Annual Increase will equal the Contract Value ($162,000) and the second reset Enhanced 10-Year Value will be twice the Contract Value ($324,000).

o On the second Contract Anniversary, the initial Enhanced 5% Annual Increase is also compounded by 5%. However, since we have not had the most recent Purchase Payment for at least one Contract Year we will not apply the 5% compounding to that Purchase Payment ($160,250 = 1.05 x ($155,000 - $50,000) + $50,000). The initial Enhanced 10-Year Value is unchanged. Similarly, the first reset Enhanced 5% Annual Increase ($159,200 = 1.05 x ($154,000 - $50,000) + $50,000) and the first reset Enhanced 10-Year Value remain unchanged.

o On the third Contract Anniversary, the initial Enhanced 5% Annual Increase is compounded by 5%. We have had the most recent Purchase Payment for at least one Contract Year so we will apply 5% compounding to that Purchase Payment for both the current Contract Anniversary and the previous Contract Anniversary. The initial Enhanced 5% Annual Increase on the third Contract Anniversary will be $170,888 (1.05 x ($162,250 + (0.05 x $50,000))). We calculate the first reset Enhanced 5% Annual Increase and the second reset Enhanced 5% Annual Increase the same way resulting in $169,785 and $172,725 respectively. All of the Enhanced 10-Year Values on the third Contract Anniversary are unchanged.

o Starting with the fourth Contract Anniversary, because there are no additional Purchase Payments, we compound the full value of each Enhanced 5% Annual Increase by 5% on each Contract Anniversary until the tenth Contract Anniversary following the Issue Date or reset anniversary, as applicable, after which the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

o The Enhanced 10-Year Values do not double the third Purchase Payment until the tenth Contract Anniversary after we receive it. In this example, the third Purchase Payment of $50,000 is added to each Enhanced 10-Year Value during the second Contract Year. The Enhanced 10-Year Values then remain unchanged from that point until the twelfth Contract Anniversary (the tenth Contract Anniversary after we received the third Purchase Payment) when we then double that Purchase Payment.

EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE
This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher Benefit Base under the Lifetime Plus II Benefit if you instead apply the Purchase Payment to a new Contract.

Assume you purchase a Contract with the Lifetime Plus II Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and there are no automatic resets of Enhanced 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the Benefit Base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchase one Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the Enhanced 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years). We guarantee that the total Benefit Base for both Contracts at this time would be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first

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Purchase Payment the total Enhanced 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.



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APPENDIX H - CALCULATIONS AND EXAMPLE OF THE 10% ANNUAL INCREASE UNDER THE LIFETIME PLUS 10 BENEFIT
On each Quarterly Anniversary before the older Covered Person's 91st birthday and before the Benefit Date or the date you take a Full Annuitization, we automatically reset the 10% Annual Increase if the Contract Value is greater than the 10% Annual Increase for that quarter.

CALCULATING THE 10% ANNUAL INCREASE
We only calculate the 10% Annual Increase during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. We no longer calculate the 10% Annual Increase beginning on the earlier of the older Covered Person's 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 10% Annual Increase will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you select the Lifetime Plus 10 Benefit at issue, both the 10% Annual Increase and the increase base on the Issue Date are equal to the Purchase Payment received on the Issue Date. If you select the Lifetime Plus 10 Benefit after issue, both the 10% Annual Increase and the increase base on the rider effective date are equal to the Contract Value as of the rider effective date.

On each Business Day before the older Covered Person's 91st birthday, we increase both the 10% Annual Increase and the increase base by the amount of any additional Purchase Payments received that day, and we reduce both the 10% Annual Increase and the increase base proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary on or before the 20th Contract Anniversary (or, if applicable, each Quarterly Anniversary that occurs after the rider effective date), the 10% Annual Increase is equal to the following:
    a + 0.025 (b - c)
    Where:

    a = The 10% Annual Increase as of the immediately preceding Business Day;

    b = The increase base as of the immediately preceding Business Day; and

    c = Purchase Payments* received on or after the previous Quarterly Anniversary. However, if you selected the Lifetime Plus 10 Benefit at issue then we exclude any Purchase Payments received within 90 days of the Issue Date on the first Quarterly Anniversary.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

We then process any increase or decrease to the 10% Annual Increase and the increase base due to a Purchase Payment received on the Quarterly Anniversary, or a Partial Annuitization or withdrawal taken on the Quarterly Anniversary. Lastly we compare the 10% Annual Increase to the current Contract Value as of the Quarterly Anniversary. If the Contract Value is greater than the 10% Annual Increase we will reset both the 10% Annual Increase and the increase base to equal the Contract Value. These Quarterly Anniversary resets will continue during the Accumulation Phase until the earlier of the older Covered Person's 91st birthday, or the Benefit Date on which you begin receiving Lifetime Plus Payments.

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EXAMPLE OF THE 10% ANNUAL INCREASE
You purchase a Contract with the Lifetime Plus 10 Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date. You make a second Purchase Payment of $10,000 during the third quarter of the first Contract Year.

    Quarterly Anniversary       Contract Value   Increase Base        2.5%         10% Annual
                                                                   Quarterly
                                                                    Increase        Increase

Issue Date                         $100,000        $100,000                         $100,000

1st Quarterly Anniversary          $ 98,327        $100,000          $2,500         $102,500

2nd Quarterly Anniversary          $102,864        $100,000          $2,500         $105,000

During the 3rd Quarter                             $110,000                         $115,000

3rd Quarterly Anniversary          $113,732        $110,000          $2,500         $117,500

4th Quarterly Anniversary/
1st Contract Anniversary           $115,362        $110,000          $2,750         $120,250

5th Quarterly Anniversary          $127,451        $127,451                         $127,451

6th Quarterly Anniversary          $ 92,983        $127,451          $3,186         $130,638

o On the Issue Date, both the 10% Annual Increase and the increase base are equal to the Purchase Payment received on the Issue Date ($100,000).

o On the first Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $100,000) + $100,000 = $2,500 + $100,000 = $102,500. The Contract Value on
    this anniversary is $93,827, which is less than the 10% Annual Increase so there is no reset.

o On the second Quarterly we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $100,000) + $102,500 = $2,500 + $102,500= $105,000. The Contract Value on this anniversary is $102,864, which is less than the 10% Annual Increase so there is no reset.

o During the third Quarter, on the Business Day we receive the additional Purchase Payment of $10,000 we add that payment to both the increase base ($100,000 + $10,000 = $110,000) and the 10% Annual Increase ($105,000 +
    $10,000 = $115,000).

o On the third Quarterly Anniversary we apply the quarterly increase to the increase base. The quarterly increase is the increase base minus the Purchase Payment we received during the last quarter multiplied by 2.5%, or 2.5% x ($110,000 - $10,000) = $2,500. We then add the quarterly increase to the 10% Annual Increase, which is: $2,500 + $115,000 = $117,500. The
    Contract Value on this anniversary is $113,732, which is less than the 10% Annual Increase so there is no reset.

o On the fourth Quarterly we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $110,000) + $117,500 = $2,750 + $117,500= $120,250. The Contract Value on this anniversary is $115,362, which is less than the 10% Annual Increase so there is no reset.

o On the fifth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $110,000) + $120,250 = $2,750 + $120,250= $123,000. However, the Contract
    Value on this anniversary is $127,451, which is greater than the 10% Annual Increase, so we reset both the 10% Annual Increase and the increase base to equal the Contract Value of $127,451.

o On the sixth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $127,451) + $127,451 = $3,186 + $127,451 = $130,637. The Contract Value on
    this anniversary is $92,983, which is less than the 10% Annual Increase so there is no reset.

o Assuming there were no other resets, no additional Purchase Payments, and no Partial Annuitizations by the 20th Contract Anniversary (which is the 80th Quarterly Anniversary) the 10% Annual Increase would receive an additional 74 quarterly increases of $3,186 each. On the 20th Contract Anniversary the 10% Annual Increase would receive its last quarterly increase, and would be $366,401.

o On each subsequent Quarterly Anniversary the 10% Annual Increase may increase due to additional Purchase Payments, or due to resets if the Contract Value is greater than the 10% Annual Increase, but the 10% Annual Increase receives no more 2.5% quarterly increases.


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APPENDIX I - WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you do not select the Short Withdrawal Charge Option or the Bonus Option, and you make no additional Purchase Payments. The free withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $12,000 available under the free withdrawal privilege.

Full withdrawal when the Contract Value has declined due to a loss in your selected Investment Options:

o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. You have taken no other withdrawals from the Contract.

o There are no Purchase Payments that are beyond the withdrawal charge period and the free withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:

    The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = ...............$100,000

    Multiplied by the withdrawal charge..............................................................x    7.5%

           ..........................................................................................$   7,500

Therefore, we would withdraw $90,000 from the Contract and pay you $82,500
($90,000 less the $7,500 withdrawal charge).

Partial withdrawal under the free withdrawal privilege followed by a full withdrawal:

o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the free withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

o    You take a full withdrawal in the third Contract Year when the Contract
     Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge
     Basis.

We calculate the withdrawal charge for the full withdrawal as follows:

    The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = ...............$100,000

    Multiplied by the withdrawal charge..............................................................x    7.5%

           ..........................................................................................$   7,500

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $91,500.

Partial withdrawal in excess of the free withdrawal privilege followed by a full withdrawal:

o You take a partial withdrawal of $15,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the free withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge
     Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:

    The amount of the withdrawal that is subject to a withdrawal charge................................$ 3,000

    Divided by (1 minus the withdrawal charge percentage)............................................../ 0.915

    Total amount withdrawn.............................................................................$ 3,279

    Total withdrawal charge (amount withdrawn minus the amount requested) = $3,279 - $3,000 =.........$    279
Therefore, we would withdraw $3,279 from the Contract and pay you $3,000.

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                                       121

o    Continuing the example, assume you take a full withdrawal in the third
     Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:

    The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 - $3,000 - $279 = ..........$96,721

    Multiplied by the withdrawal charge................................................................x  7.5%

           ............................................................................................$ 7,254

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,746 ($90,000 less the $7,254 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $97,746.

A series of partial withdrawals under the free withdrawal privilege followed by a full withdrawal:

o You take the maximum amount available under the free withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

o In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the free withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the free withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 4%.

We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = ...............$100,000

    Multiplied by the withdrawal charge.............................................................x       4%

           ..........................................................................................$   4,000

Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $7,000 ($11,000 less the $4,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $67,000.

Alternatively, the largest available partial withdrawal at this time is $9,000 as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After two additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.


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FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

    Public Reference Section of the Commission
    100 F Street, NE
    Washington, DC 20549

You can contact us at:

    Allianz Life Insurance Company of North America
    5701 Golden Hills Drive
    Minneapolis, MN 55416
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

    Allianz Service Center
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197

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                                  PART B - SAI
                                        1

                       STATEMENT OF ADDITIONAL INFORMATION
                                ALLIANZ VISION(SM)
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
            ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                           (ALLIANZ LIFE, WE, US, OUR)


                                   ___________, 2008


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800) 624-0197

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                                TABLE OF CONTENTS


ALLIANZ LIFE..........................................2

EXPERTS...............................................2

LEGAL OPINIONS........................................2

DISTRIBUTOR...........................................2

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3

FEDERAL TAX STATUS....................................3
    GENERAL...........................................3
    DIVERSIFICATION...................................4
    OWNER CONTROL.....................................4
    CONTRACTS OWNED BY NON-INDIVIDUALS................4
    INCOME TAX WITHHOLDING............................5
    REQUIRED DISTRIBUTIONS............................5
    QUALIFIED CONTRACTS...............................5

ANNUITY PROVISIONS....................................6
   ANNUITY UNITS/CALCULATING VARIABLE
     ANNUITY PAYMENTS.................................7

MORTALITY AND EXPENSE RISK GUARANTEE..................7

FINANCIAL STATEMENTS..................................7

APPENDIX - CONDENSED FINANCIAL INFORMATION............7




                                                                     VISSAI-__08
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ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2007 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the consolidated financial statements and supplemental schedules of Allianz Life as of December 31, 2007 and 2006 and for each of the years in the three-year period ended December 31, 2007, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

                 ------------- ---------------------------------- --------------------------------------
                 ------------   AGGREGATE AMOUNT OF COMMISSIONS      AGGREGATE AMOUNT OF COMMISSIONS
                   CALENDAR                 PAID TO                RETAINED BY ALLIANZ LIFE FINANCIAL
                     YEAR           ALLIANZ LIFE FINANCIAL           AFTER PAYMENTS TO SELLING FIRMS
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2005             $232,215,191.60                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2006             $207,968,987.55                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2007             $218,444,880.80                              $0
                 ------------- ---------------------------------- --------------------------------------

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,116 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In 2007, the five firms receiving the largest payments, ranging from $525,320 to $1,867,575, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.
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                                       3
       FIRM NAME
---------------------------------------
---------------------------------------
  1    LPL Financial Network
  2    AIG Advisor Group
  3    National Planning Holdings
  4    H D Vest Investments
  5    Raymond James

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o   the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity


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                                       4
Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
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                                       5
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o   distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o   hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS

The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for

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determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS

We base Annuity Payments upon the following.
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
o The adjusted Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o   The Annuity Option you select.
o   The age of the Annuitant and any joint Annuitant.
o   The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

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Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date (less any deductions we make to reimburse us for premium tax), divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2007, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2007 are also included herein.

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        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
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APPENDIX - CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for all Contracts is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

                                                                                                                M&E
KEY TO BENEFIT OPTION*                                                                                        CHARGES
VISB 1    Allianz Vision - Base Contract with the Bonus Option.............................................    1.70%
VISB 2... Allianz Vision - Base Contract with the Bonus Option and Quarterly Value Death Benefit...........    2.00%
VISB 3... Allianz Vision - Base Contract with the Bonus Option and single Lifetime Plus Payments under the
          Lifetime Plus Benefit............................................................................    2.40%
VISB 4... Allianz Vision - Base Contract with the Bonus Option, Quarterly Value Death Benefit and
          single Lifetime Plus Payments under the Lifetime Plus Benefit....................................    2.70%
VISB 5... Allianz Vision - Base Contract with the Bonus Option and joint Lifetime Plus Payments under the
          Lifetime Plus Benefit............................................................................    2.55%
VISB 6... Allianz Vision - Base Contract with the Bonus Option, Quarterly Value Death Benefit and joint
          Lifetime Plus Payments under the Lifetime Plus Benefit...........................................    2.85%
VISB 7... Allianz Vision - Base Contract with the Bonus Option and single Lifetime Plus Payments under the
          Lifetime Plus II Benefit.........................................................................    2.50%
VISB 8... Allianz Vision - Base Contract with the Bonus Option, Quarterly Value Death Benefit and single
          Lifetime Plus Payments under the Lifetime Plus II Benefit........................................    2.80%
VISB 9... Allianz Vision - Base Contract with the Bonus Option and joint Lifetime Plus Payments under the
          Lifetime Plus II Benefit.........................................................................    2.65%
VISI 10.. Allianz Vision - Base Contract with the Quarterly Value Death Benefit and joint Lifetime Plus
          Payments under the Lifetime Plus II Benefit......................................................    2.65%
VISI 2... Allianz Vision - Base Contract with the Quarterly Value Death Benefit............................    1.70%
VISI 3... Allianz Vision - Base Contract with single Lifetime Plus Payments under the Lifetime Plus Benefit    2.10%
VISI 4... Allianz Vision - Base Contract with the Quarterly Value Death Benefit and single Lifetime Plus
          Payments under the Lifetime Plus Benefit.........................................................    2.40%
VISI 5... Allianz Vision - Base Contract with joint Lifetime Plus Payments under the Lifetime Plus Benefit.    2.25%
VISI 6... Allianz Vision - Base Contract with the Quarterly Value Death Benefit and joint Lifetime Plus
          Payments under the Lifetime Plus Benefit.........................................................    2.55%
VISI 7... Allianz Vision - Base Contract with single Lifetime Plus Payments under the Lifetime Plus II
          Benefit..........................................................................................    2.20%
VISI 8... Allianz Vision - Base Contract with the Quarterly Value Death Benefit and single Lifetime Plus
          Payments under the Lifetime Plus II Benefit......................................................    2.50%
VISI 9... Allianz Vision - Base Contract with joint Lifetime Plus Payments under the Lifetime Plus II
          Benefit..........................................................................................    2.35%
VISL 1... Allianz Vision - Base Contract with the Short Withdrawal Charge Option...........................    1.65%
VISL 10.. Allianz Vision - Base Contract with the Short Withdrawal Charge Option, Quarterly Value Death
          Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit......................    2.90%
VISL 2... Allianz Vision - Base Contract with the Short Withdrawal Charge Option and Quarterly Value Death
          Benefit..........................................................................................    1.95%
VISL 3... Allianz Vision - Base Contract with the Short Withdrawal Charge Option and single Lifetime Plus
          Payments under the Lifetime Plus Benefit.........................................................    2.35%
VISL 4... Allianz Vision - Base Contract with the Short Withdrawal Charge Option, Quarterly Value Death
          Benefit and single Lifetime Plus Payments under the Lifetime Plus Benefit........................    2.65%
VISL 5... Allianz Vision - Base Contract with the Short Withdrawal Charge Option and joint Lifetime Plus
          Payments under the Lifetime Plus Benefit.........................................................    2.50%
VISL 6... Allianz Vision - Base Contract with the Short Withdrawal Charge Option, Quarterly Value Death
          Benefit and joint Lifetime Plus Payments under the Lifetime Plus Benefit.........................    2.80%
VISL 7... Allianz Vision - Base Contract with the Short Withdrawal Charge Option and single Lifetime Plus
          Payments under the Lifetime Plus II Benefit......................................................    2.45%
VISL 8... Allianz Vision - Base Contract with the Short Withdrawal Charge Option, Quarterly Value Death
          Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit.....................    2.75%
VISL 9... Allianz Vision - Base Contract with the Short Withdrawal Charge Option and joint Lifetime Plus
          Payments under the Lifetime Plus II Benefit......................................................    2.60%

The following Investment Option commenced operations under this Contract after December 31, 2007. Therefore, no AUV information is shown for it: BlackRock Global Allocation V.I. Fund

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(Number of Accumulation Units in thousands)
                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM International Equity Fund
VISB 1       1.70%
        12/31/2007        N/A     19.496          221
VISB 2       2.00%
        12/31/2007        N/A     19.167           92
VISB 3       2.40%
        12/31/2007        N/A     18.736            0
VISB 4       2.70%
        12/31/2007        N/A     18.420            0
VISB 5       2.55%
        12/31/2007        N/A     18.578            0
VISB 6       2.85%
        12/31/2007        N/A     18.264            0
VISB 7       2.50%
        12/31/2007        N/A     18.630            0
VISB 8       2.80%
        12/31/2007        N/A     18.316            0
VISB 9       2.65%
        12/31/2007        N/A     18.473            0
VISI 10      2.65%
        12/31/2007        N/A     18.473            0
VISI 2       1.70%
        12/31/2007        N/A     19.496           54
VISI 3       2.10%
        12/31/2007        N/A     19.058            0
VISI 4       2.40%
        12/31/2007        N/A     18.736            0
VISI 5       2.25%
        12/31/2007        N/A     18.897            0
VISI 6       2.55%
        12/31/2007        N/A     18.578            0
VISI 7       2.20%
        12/31/2007        N/A     18.950            0
VISI 8       2.50%
        12/31/2007        N/A     18.630            0
VISI 9       2.35%
        12/31/2007        N/A     18.790            0
VISL 1       1.65%
        12/31/2007        N/A     19.551           76
VISL 10      2.90%
        12/31/2007        N/A     18.212            0
VISL 2       1.95%
        12/31/2007        N/A     19.221           42
VISL 3       2.35%
        12/31/2007        N/A     18.790            0
VISL 4       2.65%
        12/31/2007        N/A     18.473            0
VISL 5       2.50%
        12/31/2007        N/A     18.630            0
VISL 6       2.80%
        12/31/2007        N/A     18.316            0
VISL 7       2.45%
        12/31/2007        N/A     18.683            0
VISL 8       2.75%
        12/31/2007        N/A     18.368            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 9       2.60%
        12/31/2007        N/A     18.525            0
AZL Columbia Technology Fund
VISB 1       1.70%
        12/31/2007        N/A      9.830           85
VISB 2       2.00%
        12/31/2007        N/A      9.650           46
VISB 3       2.40%
        12/31/2007        N/A      9.415            0
VISB 4       2.70%
        12/31/2007        N/A      9.242            0
VISB 5       2.55%
        12/31/2007        N/A      9.328            0
VISB 6       2.85%
        12/31/2007        N/A      9.157            0
VISB 7       2.50%
        12/31/2007        N/A      9.357            0
VISB 8       2.80%
        12/31/2007        N/A      9.186            0
VISB 9       2.65%
        12/31/2007        N/A      9.271            0
VISI 10      2.65%
        12/31/2007        N/A      9.271            0
VISI 2       1.70%
        12/31/2007        N/A      9.830           70
VISI 3       2.10%
        12/31/2007        N/A      9.591            0
VISI 4       2.40%
        12/31/2007        N/A      9.415            0
VISI 5       2.25%
        12/31/2007        N/A      9.502            0
VISI 6       2.55%
        12/31/2007        N/A      9.328            0
VISI 7       2.20%
        12/31/2007        N/A      9.532            0
VISI 8       2.50%
        12/31/2007        N/A      9.357            0
VISI 9       2.35%
        12/31/2007        N/A      9.444            0
VISL 1       1.65%
        12/31/2007        N/A      9.860           45
VISL 10      2.90%
        12/31/2007        N/A      9.129            0
VISL 2       1.95%
        12/31/2007        N/A      9.680           37
VISL 3       2.35%
        12/31/2007        N/A      9.444            0
VISL 4       2.65%
        12/31/2007        N/A      9.271            0
VISL 5       2.50%
        12/31/2007        N/A      9.357            0
VISL 6       2.80%
        12/31/2007        N/A      9.186            0
VISL 7       2.45%
        12/31/2007        N/A      9.386            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A      9.214            0
VISL 9       2.60%
        12/31/2007        N/A      9.300            0
AZL Davis NY Venture Fund
VISB 1       1.70%
        12/31/2007        N/A     13.306          158
VISB 2       2.00%
        12/31/2007        N/A     13.062           98
VISB 3       2.40%
        12/31/2007        N/A     12.744            0
VISB 4       2.70%
        12/31/2007        N/A     12.511            0
VISB 5       2.55%
        12/31/2007        N/A     12.627            0
VISB 6       2.85%
        12/31/2007        N/A     12.395            0
VISB 7       2.50%
        12/31/2007        N/A     12.666            0
VISB 8       2.80%
        12/31/2007        N/A     12.434            0
VISB 9       2.65%
        12/31/2007        N/A     12.549            0
VISI 10      2.65%
        12/31/2007        N/A     12.549            0
VISI 2       1.70%
        12/31/2007        N/A     13.306           31
VISI 3       2.10%
        12/31/2007        N/A     12.982            0
VISI 4       2.40%
        12/31/2007        N/A     12.744            0
VISI 5       2.25%
        12/31/2007        N/A     12.863            0
VISI 6       2.55%
        12/31/2007        N/A     12.627            0
VISI 7       2.20%
        12/31/2007        N/A     12.902            0
VISI 8       2.50%
        12/31/2007        N/A     12.666            0
VISI 9       2.35%
        12/31/2007        N/A     12.784            0
VISL 1       1.65%
        12/31/2007        N/A     13.347          133
VISL 10      2.90%
        12/31/2007        N/A     12.357            0
VISL 2       1.95%
        12/31/2007        N/A     13.103           39
VISL 3       2.35%
        12/31/2007        N/A     12.784            0
VISL 4       2.65%
        12/31/2007        N/A     12.549            0
VISL 5       2.50%
        12/31/2007        N/A     12.666            0
VISL 6       2.80%
        12/31/2007        N/A     12.434            0
VISL 7       2.45%
        12/31/2007        N/A     12.705            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     12.472            0
VISL 9       2.60%
        12/31/2007        N/A     12.588            0
AZL Dreyfus Founders Equity Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     11.315          160
VISB 2       2.00%
        12/31/2007        N/A     11.108           28
VISB 3       2.40%
        12/31/2007        N/A     10.837            0
VISB 4       2.70%
        12/31/2007        N/A     10.638            0
VISB 5       2.55%
        12/31/2007        N/A     10.737            0
VISB 6       2.85%
        12/31/2007        N/A     10.540            0
VISB 7       2.50%
        12/31/2007        N/A     10.770            0
VISB 8       2.80%
        12/31/2007        N/A     10.573            0
VISB 9       2.65%
        12/31/2007        N/A     10.671            0
VISI 10      2.65%
        12/31/2007        N/A     10.671            0
VISI 2       1.70%
        12/31/2007        N/A     11.315           33
VISI 3       2.10%
        12/31/2007        N/A     11.039            0
VISI 4       2.40%
        12/31/2007        N/A     10.837            0
VISI 5       2.25%
        12/31/2007        N/A     10.938            0
VISI 6       2.55%
        12/31/2007        N/A     10.737            0
VISI 7       2.20%
        12/31/2007        N/A     10.971            0
VISI 8       2.50%
        12/31/2007        N/A     10.770            0
VISI 9       2.35%
        12/31/2007        N/A     10.870            0
VISL 1       1.65%
        12/31/2007        N/A     11.350           69
VISL 10      2.90%
        12/31/2007        N/A     10.508            0
VISL 2       1.95%
        12/31/2007        N/A     11.142           13
VISL 3       2.35%
        12/31/2007        N/A     10.870            0
VISL 4       2.65%
        12/31/2007        N/A     10.671            0
VISL 5       2.50%
        12/31/2007        N/A     10.770            0
VISL 6       2.80%
        12/31/2007        N/A     10.573            0
VISL 7       2.45%
        12/31/2007        N/A     10.804            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     10.606            0
VISL 9       2.60%
        12/31/2007        N/A     10.704            0
AZL Dreyfus Premier Small Cap Value Fund
VISB 1       1.70%
        12/31/2007        N/A     12.303           31
VISB 2       2.00%
        12/31/2007        N/A     12.168            6
VISB 3       2.40%
        12/31/2007        N/A     11.991            0
VISB 4       2.70%
        12/31/2007        N/A     11.860            0
VISB 5       2.55%
        12/31/2007        N/A     11.925            0
VISB 6       2.85%
        12/31/2007        N/A     11.794            0
VISB 7       2.50%
        12/31/2007        N/A     11.947            0
VISB 8       2.80%
        12/31/2007        N/A     11.816            0
VISB 9       2.65%
        12/31/2007        N/A     11.881            0
VISI 10      2.65%
        12/31/2007        N/A     11.881            0
VISI 2       1.70%
        12/31/2007        N/A     12.303            5
VISI 3       2.10%
        12/31/2007        N/A     12.124            0
VISI 4       2.40%
        12/31/2007        N/A     11.991            0
VISI 5       2.25%
        12/31/2007        N/A     12.057            0
VISI 6       2.55%
        12/31/2007        N/A     11.925            0
VISI 7       2.20%
        12/31/2007        N/A     12.079            0
VISI 8       2.50%
        12/31/2007        N/A     11.947            0
VISI 9       2.35%
        12/31/2007        N/A     12.013            0
VISL 1       1.65%
        12/31/2007        N/A     12.326           17
VISL 10      2.90%
        12/31/2007        N/A     11.773            0
VISL 2       1.95%
        12/31/2007        N/A     12.191            1
VISL 3       2.35%
        12/31/2007        N/A     12.013            0
VISL 4       2.65%
        12/31/2007        N/A     11.881            0
VISL 5       2.50%
        12/31/2007        N/A     11.947            0
VISL 6       2.80%
        12/31/2007        N/A     11.816            0
VISL 7       2.45%
        12/31/2007        N/A     11.969            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     11.838            0
VISL 9       2.60%
        12/31/2007        N/A     11.903            0
AZL First Trust Target Double Play Fund
VISB 1       1.70%
        12/31/2007        N/A     10.577          282
VISB 2       2.00%
        12/31/2007        N/A     10.545          171
VISB 3       2.40%
        12/31/2007        N/A     10.502            0
VISB 4       2.70%
        12/31/2007        N/A     10.470            0
VISB 5       2.55%
        12/31/2007        N/A     10.486            0
VISB 6       2.85%
        12/31/2007        N/A     10.454            0
VISB 7       2.50%
        12/31/2007        N/A     10.500            0
VISB 8       2.80%
        12/31/2007        N/A     10.470            0
VISB 9       2.65%
        12/31/2007        N/A     10.485            0
VISI 10      2.65%
        12/31/2007        N/A     10.485            0
VISI 2       1.70%
        12/31/2007        N/A     10.577          170
VISI 3       2.10%
        12/31/2007        N/A     10.534            0
VISI 4       2.40%
        12/31/2007        N/A     10.502            0
VISI 5       2.25%
        12/31/2007        N/A     10.518            0
VISI 6       2.55%
        12/31/2007        N/A     10.486            0
VISI 7       2.20%
        12/31/2007        N/A     10.529            0
VISI 8       2.50%
        12/31/2007        N/A     10.500            0
VISI 9       2.35%
        12/31/2007        N/A     10.514            0
VISL 1       1.65%
        12/31/2007        N/A     10.582           94
VISL 10      2.90%
        12/31/2007        N/A     10.460            0
VISL 2       1.95%
        12/31/2007        N/A     10.550           95
VISL 3       2.35%
        12/31/2007        N/A     10.507            0
VISL 4       2.65%
        12/31/2007        N/A     10.476            0
VISL 5       2.50%
        12/31/2007        N/A     10.491            0
VISL 6       2.80%
        12/31/2007        N/A     10.460            0
VISL 7       2.45%
        12/31/2007        N/A     10.505            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     10.475            0
VISL 9       2.60%
        12/31/2007        N/A     10.490            0
AZL Franklin Small Cap Value Fund
VISB 1       1.70%
        12/31/2007        N/A     17.242          175
VISB 2       2.00%
        12/31/2007        N/A     17.002           31
VISB 3       2.40%
        12/31/2007        N/A     16.687            0
VISB 4       2.70%
        12/31/2007        N/A     16.454            0
VISB 5       2.55%
        12/31/2007        N/A     16.570            0
VISB 6       2.85%
        12/31/2007        N/A     16.339            0
VISB 7       2.50%
        12/31/2007        N/A     16.609            0
VISB 8       2.80%
        12/31/2007        N/A     16.378            0
VISB 9       2.65%
        12/31/2007        N/A     16.493            0
VISI 10      2.65%
        12/31/2007        N/A     16.493            0
VISI 2       1.70%
        12/31/2007        N/A     17.242           38
VISI 3       2.10%
        12/31/2007        N/A     16.923            0
VISI 4       2.40%
        12/31/2007        N/A     16.687            0
VISI 5       2.25%
        12/31/2007        N/A     16.804            0
VISI 6       2.55%
        12/31/2007        N/A     16.570            0
VISI 7       2.20%
        12/31/2007        N/A     16.844            0
VISI 8       2.50%
        12/31/2007        N/A     16.609            0
VISI 9       2.35%
        12/31/2007        N/A     16.726            0
VISL 1       1.65%
        12/31/2007        N/A     17.282           69
VISL 10      2.90%
        12/31/2007        N/A     16.301            0
VISL 2       1.95%
        12/31/2007        N/A     17.042           19
VISL 3       2.35%
        12/31/2007        N/A     16.726            0
VISL 4       2.65%
        12/31/2007        N/A     16.493            0
VISL 5       2.50%
        12/31/2007        N/A     16.609            0
VISL 6       2.80%
        12/31/2007        N/A     16.378            0
VISL 7       2.45%
        12/31/2007        N/A     16.648            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     16.416            0
VISL 9       2.60%
        12/31/2007        N/A     16.532            0
AZL Fusion Balanced Fund
VISB 1       1.70%
        12/31/2007        N/A     12.025          322
VISB 2       2.00%
        12/31/2007        N/A     11.929           87
VISB 3       2.40%
        12/31/2007        N/A     11.802            0
VISB 4       2.70%
        12/31/2007        N/A     11.707            0
VISB 5       2.55%
        12/31/2007        N/A     11.754            0
VISB 6       2.85%
        12/31/2007        N/A     11.660            0
VISB 7       2.50%
        12/31/2007        N/A     11.770            0
VISB 8       2.80%
        12/31/2007        N/A     11.676            0
VISB 9       2.65%
        12/31/2007        N/A     11.723            0
VISI 10      2.65%
        12/31/2007        N/A     11.723            0
VISI 2       1.70%
        12/31/2007        N/A     12.025           78
VISI 3       2.10%
        12/31/2007        N/A     11.897            0
VISI 4       2.40%
        12/31/2007        N/A     11.802            0
VISI 5       2.25%
        12/31/2007        N/A     11.849            0
VISI 6       2.55%
        12/31/2007        N/A     11.754            0
VISI 7       2.20%
        12/31/2007        N/A     11.865            0
VISI 8       2.50%
        12/31/2007        N/A     11.770            0
VISI 9       2.35%
        12/31/2007        N/A     11.817            0
VISL 1       1.65%
        12/31/2007        N/A     12.041           87
VISL 10      2.90%
        12/31/2007        N/A     11.645            0
VISL 2       1.95%
        12/31/2007        N/A     11.944           41
VISL 3       2.35%
        12/31/2007        N/A     11.817            0
VISL 4       2.65%
        12/31/2007        N/A     11.723            0
VISL 5       2.50%
        12/31/2007        N/A     11.770            0
VISL 6       2.80%
        12/31/2007        N/A     11.676            0
VISL 7       2.45%
        12/31/2007        N/A     11.786            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     11.692            0
VISL 9       2.60%
        12/31/2007        N/A     11.739            0
AZL Fusion Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     12.711         1918
VISB 2       2.00%
        12/31/2007        N/A     12.609          485
VISB 3       2.40%
        12/31/2007        N/A     12.475            0
VISB 4       2.70%
        12/31/2007        N/A     12.375            0
VISB 5       2.55%
        12/31/2007        N/A     12.425            0
VISB 6       2.85%
        12/31/2007        N/A     12.326            0
VISB 7       2.50%
        12/31/2007        N/A     12.442            0
VISB 8       2.80%
        12/31/2007        N/A     12.342            0
VISB 9       2.65%
        12/31/2007        N/A     12.392            0
VISI 10      2.65%
        12/31/2007        N/A     12.392            0
VISI 2       1.70%
        12/31/2007        N/A     12.711          477
VISI 3       2.10%
        12/31/2007        N/A     12.575            0
VISI 4       2.40%
        12/31/2007        N/A     12.475            0
VISI 5       2.25%
        12/31/2007        N/A     12.525            0
VISI 6       2.55%
        12/31/2007        N/A     12.425            0
VISI 7       2.20%
        12/31/2007        N/A     12.542            0
VISI 8       2.50%
        12/31/2007        N/A     12.442            0
VISI 9       2.35%
        12/31/2007        N/A     12.492            0
VISL 1       1.65%
        12/31/2007        N/A     12.728          982
VISL 10      2.90%
        12/31/2007        N/A     12.309            0
VISL 2       1.95%
        12/31/2007        N/A     12.626          179
VISL 3       2.35%
        12/31/2007        N/A     12.492            0
VISL 4       2.65%
        12/31/2007        N/A     12.392            0
VISL 5       2.50%
        12/31/2007        N/A     12.442            0
VISL 6       2.80%
        12/31/2007        N/A     12.342            0
VISL 7       2.45%
        12/31/2007        N/A     12.458            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     12.359            0
VISL 9       2.60%
        12/31/2007        N/A     12.408            0
AZL Fusion Moderate Fund
VISB 1       1.70%
        12/31/2007        N/A     12.297          437
VISB 2       2.00%
        12/31/2007        N/A     12.199          101
VISB 3       2.40%
        12/31/2007        N/A     12.069            0
VISB 4       2.70%
        12/31/2007        N/A     11.972            0
VISB 5       2.55%
        12/31/2007        N/A     12.020            0
VISB 6       2.85%
        12/31/2007        N/A     11.924            0
VISB 7       2.50%
        12/31/2007        N/A     12.037            0
VISB 8       2.80%
        12/31/2007        N/A     11.940            0
VISB 9       2.65%
        12/31/2007        N/A     11.988            0
VISI 10      2.65%
        12/31/2007        N/A     11.988            0
VISI 2       1.70%
        12/31/2007        N/A     12.297          191
VISI 3       2.10%
        12/31/2007        N/A     12.166            0
VISI 4       2.40%
        12/31/2007        N/A     12.069            0
VISI 5       2.25%
        12/31/2007        N/A     12.117            0
VISI 6       2.55%
        12/31/2007        N/A     12.020            0
VISI 7       2.20%
        12/31/2007        N/A     12.133            0
VISI 8       2.50%
        12/31/2007        N/A     12.037            0
VISI 9       2.35%
        12/31/2007        N/A     12.085            0
VISL 1       1.65%
        12/31/2007        N/A     12.313          463
VISL 10      2.90%
        12/31/2007        N/A     11.908            0
VISL 2       1.95%
        12/31/2007        N/A     12.215           61
VISL 3       2.35%
        12/31/2007        N/A     12.085            0
VISL 4       2.65%
        12/31/2007        N/A     11.988            0
VISL 5       2.50%
        12/31/2007        N/A     12.037            0
VISL 6       2.80%
        12/31/2007        N/A     11.940            0
VISL 7       2.45%
        12/31/2007        N/A     12.053            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     11.956            0
VISL 9       2.60%
        12/31/2007        N/A     12.004            0
AZL Jennison 20/20 Focus Fund
VISB 1       1.70%
        12/31/2007        N/A     14.752          111
VISB 2       2.00%
        12/31/2007        N/A     14.634           41
VISB 3       2.40%
        12/31/2007        N/A     14.479            0
VISB 4       2.70%
        12/31/2007        N/A     14.363            0
VISB 5       2.55%
        12/31/2007        N/A     14.421            0
VISB 6       2.85%
        12/31/2007        N/A     14.305            0
VISB 7       2.50%
        12/31/2007        N/A     14.440            0
VISB 8       2.80%
        12/31/2007        N/A     14.325            0
VISB 9       2.65%
        12/31/2007        N/A     14.382            0
VISI 10      2.65%
        12/31/2007        N/A     14.382            0
VISI 2       1.70%
        12/31/2007        N/A     14.752           42
VISI 3       2.10%
        12/31/2007        N/A     14.595            0
VISI 4       2.40%
        12/31/2007        N/A     14.479            0
VISI 5       2.25%
        12/31/2007        N/A     14.537            0
VISI 6       2.55%
        12/31/2007        N/A     14.421            0
VISI 7       2.20%
        12/31/2007        N/A     14.556            0
VISI 8       2.50%
        12/31/2007        N/A     14.440            0
VISI 9       2.35%
        12/31/2007        N/A     14.498            0
VISL 1       1.65%
        12/31/2007        N/A     14.772           64
VISL 10      2.90%
        12/31/2007        N/A     14.286            0
VISL 2       1.95%
        12/31/2007        N/A     14.654           20
VISL 3       2.35%
        12/31/2007        N/A     14.498            0
VISL 4       2.65%
        12/31/2007        N/A     14.382            0
VISL 5       2.50%
        12/31/2007        N/A     14.440            0
VISL 6       2.80%
        12/31/2007        N/A     14.325            0
VISL 7       2.45%
        12/31/2007        N/A     14.459            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     14.344            0
VISL 9       2.60%
        12/31/2007        N/A     14.401            0
AZL Jennison Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     13.005           57
VISB 2       2.00%
        12/31/2007        N/A     12.901           17
VISB 3       2.40%
        12/31/2007        N/A     12.764            0
VISB 4       2.70%
        12/31/2007        N/A     12.662            0
VISB 5       2.55%
        12/31/2007        N/A     12.713            0
VISB 6       2.85%
        12/31/2007        N/A     12.611            0
VISB 7       2.50%
        12/31/2007        N/A     12.730            0
VISB 8       2.80%
        12/31/2007        N/A     12.628            0
VISB 9       2.65%
        12/31/2007        N/A     12.679            0
VISI 10      2.65%
        12/31/2007        N/A     12.679            0
VISI 2       1.70%
        12/31/2007        N/A     13.005           10
VISI 3       2.10%
        12/31/2007        N/A     12.867            0
VISI 4       2.40%
        12/31/2007        N/A     12.764            0
VISI 5       2.25%
        12/31/2007        N/A     12.815            0
VISI 6       2.55%
        12/31/2007        N/A     12.713            0
VISI 7       2.20%
        12/31/2007        N/A     12.832            0
VISI 8       2.50%
        12/31/2007        N/A     12.730            0
VISI 9       2.35%
        12/31/2007        N/A     12.781            0
VISL 1       1.65%
        12/31/2007        N/A     13.023           28
VISL 10      2.90%
        12/31/2007        N/A     12.594            0
VISL 2       1.95%
        12/31/2007        N/A     12.918            5
VISL 3       2.35%
        12/31/2007        N/A     12.781            0
VISL 4       2.65%
        12/31/2007        N/A     12.679            0
VISL 5       2.50%
        12/31/2007        N/A     12.730            0
VISL 6       2.80%
        12/31/2007        N/A     12.628            0
VISL 7       2.45%
        12/31/2007        N/A     12.747            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     12.645            0
VISL 9       2.60%
        12/31/2007        N/A     12.696            0
AZL Legg Mason Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     13.129          211
VISB 2       2.00%
        12/31/2007        N/A     12.907           51
VISB 3       2.40%
        12/31/2007        N/A     12.617            0
VISB 4       2.70%
        12/31/2007        N/A     12.404            0
VISB 5       2.55%
        12/31/2007        N/A     12.510            0
VISB 6       2.85%
        12/31/2007        N/A     12.299            0
VISB 7       2.50%
        12/31/2007        N/A     12.546            0
VISB 8       2.80%
        12/31/2007        N/A     12.334            0
VISB 9       2.65%
        12/31/2007        N/A     12.439            0
VISI 10      2.65%
        12/31/2007        N/A     12.439            0
VISI 2       1.70%
        12/31/2007        N/A     13.129           44
VISI 3       2.10%
        12/31/2007        N/A     12.834            0
VISI 4       2.40%
        12/31/2007        N/A     12.617            0
VISI 5       2.25%
        12/31/2007        N/A     12.725            0
VISI 6       2.55%
        12/31/2007        N/A     12.510            0
VISI 7       2.20%
        12/31/2007        N/A     12.761            0
VISI 8       2.50%
        12/31/2007        N/A     12.546            0
VISI 9       2.35%
        12/31/2007        N/A     12.653            0
VISL 1       1.65%
        12/31/2007        N/A     13.166          106
VISL 10      2.90%
        12/31/2007        N/A     12.264            0
VISL 2       1.95%
        12/31/2007        N/A     12.944           49
VISL 3       2.35%
        12/31/2007        N/A     12.653            0
VISL 4       2.65%
        12/31/2007        N/A     12.439            0
VISL 5       2.50%
        12/31/2007        N/A     12.546            0
VISL 6       2.80%
        12/31/2007        N/A     12.334            0
VISL 7       2.45%
        12/31/2007        N/A     12.581            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     12.369            0
VISL 9       2.60%
        12/31/2007        N/A     12.475            0
AZL Legg Mason Value Fund
VISB 1       1.70%
        12/31/2007        N/A     11.448           85
VISB 2       2.00%
        12/31/2007        N/A     11.238           16
VISB 3       2.40%
        12/31/2007        N/A     10.965            0
VISB 4       2.70%
        12/31/2007        N/A     10.764            0
VISB 5       2.55%
        12/31/2007        N/A     10.864            0
VISB 6       2.85%
        12/31/2007        N/A     10.665            0
VISB 7       2.50%
        12/31/2007        N/A     10.897            0
VISB 8       2.80%
        12/31/2007        N/A     10.697            0
VISB 9       2.65%
        12/31/2007        N/A     10.797            0
VISI 10      2.65%
        12/31/2007        N/A     10.797            0
VISI 2       1.70%
        12/31/2007        N/A     11.448           28
VISI 3       2.10%
        12/31/2007        N/A     11.169            0
VISI 4       2.40%
        12/31/2007        N/A     10.965            0
VISI 5       2.25%
        12/31/2007        N/A     11.066            0
VISI 6       2.55%
        12/31/2007        N/A     10.864            0
VISI 7       2.20%
        12/31/2007        N/A     11.101            0
VISI 8       2.50%
        12/31/2007        N/A     10.897            0
VISI 9       2.35%
        12/31/2007        N/A     10.998            0
VISL 1       1.65%
        12/31/2007        N/A     11.483           25
VISL 10      2.90%
        12/31/2007        N/A     10.632            0
VISL 2       1.95%
        12/31/2007        N/A     11.273            8
VISL 3       2.35%
        12/31/2007        N/A     10.998            0
VISL 4       2.65%
        12/31/2007        N/A     10.797            0
VISL 5       2.50%
        12/31/2007        N/A     10.897            0
VISL 6       2.80%
        12/31/2007        N/A     10.697            0
VISL 7       2.45%
        12/31/2007        N/A     10.931            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     10.730            0
VISL 9       2.60%
        12/31/2007        N/A     10.830            0
AZL LMP Large Cap Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     11.421           39
VISB 2       2.00%
        12/31/2007        N/A     11.228            2
VISB 3       2.40%
        12/31/2007        N/A     10.976            0
VISB 4       2.70%
        12/31/2007        N/A     10.791            0
VISB 5       2.55%
        12/31/2007        N/A     10.883            0
VISB 6       2.85%
        12/31/2007        N/A     10.699            0
VISB 7       2.50%
        12/31/2007        N/A     10.914            0
VISB 8       2.80%
        12/31/2007        N/A     10.729            0
VISB 9       2.65%
        12/31/2007        N/A     10.821            0
VISI 10      2.65%
        12/31/2007        N/A     10.821            0
VISI 2       1.70%
        12/31/2007        N/A     11.421            0
VISI 3       2.10%
        12/31/2007        N/A     11.164            0
VISI 4       2.40%
        12/31/2007        N/A     10.976            0
VISI 5       2.25%
        12/31/2007        N/A     11.070            0
VISI 6       2.55%
        12/31/2007        N/A     10.883            0
VISI 7       2.20%
        12/31/2007        N/A     11.101            0
VISI 8       2.50%
        12/31/2007        N/A     10.914            0
VISI 9       2.35%
        12/31/2007        N/A     11.007            0
VISL 1       1.65%
        12/31/2007        N/A     11.453           13
VISL 10      2.90%
        12/31/2007        N/A     10.669            0
VISL 2       1.95%
        12/31/2007        N/A     11.260            0
VISL 3       2.35%
        12/31/2007        N/A     11.007            0
VISL 4       2.65%
        12/31/2007        N/A     10.821            0
VISL 5       2.50%
        12/31/2007        N/A     10.914            0
VISL 6       2.80%
        12/31/2007        N/A     10.729            0
VISL 7       2.45%
        12/31/2007        N/A     10.945            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     10.760            0
VISL 9       2.60%
        12/31/2007        N/A     10.852            0
AZL Money Market Fund
VISB 1       1.70%
        12/31/2007        N/A     10.864          616
VISB 2       2.00%
        12/31/2007        N/A     10.609          768
VISB 3       2.40%
        12/31/2007        N/A     10.278            0
VISB 4       2.70%
        12/31/2007        N/A     10.036            0
VISB 5       2.55%
        12/31/2007        N/A     10.156            0
VISB 6       2.85%
        12/31/2007        N/A      9.918            0
VISB 7       2.50%
        12/31/2007        N/A     10.197            0
VISB 8       2.80%
        12/31/2007        N/A      9.957            0
VISB 9       2.65%
        12/31/2007        N/A     10.076            0
VISI 10      2.65%
        12/31/2007        N/A     10.076            0
VISI 2       1.70%
        12/31/2007        N/A     10.864          117
VISI 3       2.10%
        12/31/2007        N/A     10.525            0
VISI 4       2.40%
        12/31/2007        N/A     10.278            0
VISI 5       2.25%
        12/31/2007        N/A     10.401            0
VISI 6       2.55%
        12/31/2007        N/A     10.156            0
VISI 7       2.20%
        12/31/2007        N/A     10.442            0
VISI 8       2.50%
        12/31/2007        N/A     10.197            0
VISI 9       2.35%
        12/31/2007        N/A     10.318            0
VISL 1       1.65%
        12/31/2007        N/A     10.907          877
VISL 10      2.90%
        12/31/2007        N/A      9.879            0
VISL 2       1.95%
        12/31/2007        N/A     10.651           84
VISL 3       2.35%
        12/31/2007        N/A     10.318            0
VISL 4       2.65%
        12/31/2007        N/A     10.076            0
VISL 5       2.50%
        12/31/2007        N/A     10.197            0
VISL 6       2.80%
        12/31/2007        N/A      9.957            0
VISL 7       2.45%
        12/31/2007        N/A     10.237            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A      9.997            0
VISL 9       2.60%
        12/31/2007        N/A     10.116            0
AZL NACM International Fund
VISB 1       1.70%
        12/31/2007        N/A      9.452           49
VISB 2       2.00%
        12/31/2007        N/A      9.433            5
VISB 3       2.40%
        12/31/2007        N/A      9.408            0
VISB 4       2.70%
        12/31/2007        N/A      9.389            0
VISB 5       2.55%
        12/31/2007        N/A      9.398            0
VISB 6       2.85%
        12/31/2007        N/A      9.379            0
VISB 7       2.50%
        12/31/2007        N/A      9.401            0
VISB 8       2.80%
        12/31/2007        N/A      9.383            0
VISB 9       2.65%
        12/31/2007        N/A      9.392            0
VISI 10      2.65%
        12/31/2007        N/A      9.392            0
VISI 2       1.70%
        12/31/2007        N/A      9.452           11
VISI 3       2.10%
        12/31/2007        N/A      9.427            0
VISI 4       2.40%
        12/31/2007        N/A      9.408            0
VISI 5       2.25%
        12/31/2007        N/A      9.417            0
VISI 6       2.55%
        12/31/2007        N/A      9.398            0
VISI 7       2.20%
        12/31/2007        N/A      9.420            0
VISI 8       2.50%
        12/31/2007        N/A      9.401            0
VISI 9       2.35%
        12/31/2007        N/A      9.411            0
VISL 1       1.65%
        12/31/2007        N/A      9.455           50
VISL 10      2.90%
        12/31/2007        N/A      9.376            0
VISL 2       1.95%
        12/31/2007        N/A      9.436            2
VISL 3       2.35%
        12/31/2007        N/A      9.411            0
VISL 4       2.65%
        12/31/2007        N/A      9.392            0
VISL 5       2.50%
        12/31/2007        N/A      9.401            0
VISL 6       2.80%
        12/31/2007        N/A      9.383            0
VISL 7       2.45%
        12/31/2007        N/A      9.405            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A      9.386            0
VISL 9       2.60%
        12/31/2007        N/A      9.395            0
AZL Neuberger Berman Regency Fund
VISB 1       1.70%
        12/31/2007        N/A     10.267           69
VISB 2       2.00%
        12/31/2007        N/A     10.216           11
VISB 3       2.40%
        12/31/2007        N/A     10.147            0
VISB 4       2.70%
        12/31/2007        N/A     10.096            0
VISB 5       2.55%
        12/31/2007        N/A     10.122            0
VISB 6       2.85%
        12/31/2007        N/A     10.071            0
VISB 7       2.50%
        12/31/2007        N/A     10.130            0
VISB 8       2.80%
        12/31/2007        N/A     10.079            0
VISB 9       2.65%
        12/31/2007        N/A     10.105            0
VISI 10      2.65%
        12/31/2007        N/A     10.105            0
VISI 2       1.70%
        12/31/2007        N/A     10.267           18
VISI 3       2.10%
        12/31/2007        N/A     10.198            0
VISI 4       2.40%
        12/31/2007        N/A     10.147            0
VISI 5       2.25%
        12/31/2007        N/A     10.173            0
VISI 6       2.55%
        12/31/2007        N/A     10.122            0
VISI 7       2.20%
        12/31/2007        N/A     10.181            0
VISI 8       2.50%
        12/31/2007        N/A     10.130            0
VISI 9       2.35%
        12/31/2007        N/A     10.156            0
VISL 1       1.65%
        12/31/2007        N/A     10.276           47
VISL 10      2.90%
        12/31/2007        N/A     10.063            0
VISL 2       1.95%
        12/31/2007        N/A     10.224           27
VISL 3       2.35%
        12/31/2007        N/A     10.156            0
VISL 4       2.65%
        12/31/2007        N/A     10.105            0
VISL 5       2.50%
        12/31/2007        N/A     10.130            0
VISL 6       2.80%
        12/31/2007        N/A     10.079            0
VISL 7       2.45%
        12/31/2007        N/A     10.139            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     10.088            0
VISL 9       2.60%
        12/31/2007        N/A     10.113            0
AZL OCC Opportunity Fund
VISB 1       1.70%
        12/31/2007        N/A     16.390           98
VISB 2       2.00%
        12/31/2007        N/A     16.114           14
VISB 3       2.40%
        12/31/2007        N/A     15.752            0
VISB 4       2.70%
        12/31/2007        N/A     15.486            0
VISB 5       2.55%
        12/31/2007        N/A     15.618            0
VISB 6       2.85%
        12/31/2007        N/A     15.355            0
VISB 7       2.50%
        12/31/2007        N/A     15.663            0
VISB 8       2.80%
        12/31/2007        N/A     15.398            0
VISB 9       2.65%
        12/31/2007        N/A     15.530            0
VISI 10      2.65%
        12/31/2007        N/A     15.530            0
VISI 2       1.70%
        12/31/2007        N/A     16.390           19
VISI 3       2.10%
        12/31/2007        N/A     16.022            0
VISI 4       2.40%
        12/31/2007        N/A     15.752            0
VISI 5       2.25%
        12/31/2007        N/A     15.887            0
VISI 6       2.55%
        12/31/2007        N/A     15.618            0
VISI 7       2.20%
        12/31/2007        N/A     15.932            0
VISI 8       2.50%
        12/31/2007        N/A     15.663            0
VISI 9       2.35%
        12/31/2007        N/A     15.797            0
VISL 1       1.65%
        12/31/2007        N/A     16.437           30
VISL 10      2.90%
        12/31/2007        N/A     15.311            0
VISL 2       1.95%
        12/31/2007        N/A     16.159            9
VISL 3       2.35%
        12/31/2007        N/A     15.797            0
VISL 4       2.65%
        12/31/2007        N/A     15.530            0
VISL 5       2.50%
        12/31/2007        N/A     15.663            0
VISL 6       2.80%
        12/31/2007        N/A     15.398            0
VISL 7       2.45%
        12/31/2007        N/A     15.707            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     15.442            0
VISL 9       2.60%
        12/31/2007        N/A     15.574            0
AZL OCC Value Fund
VISB 1       1.70%
        12/31/2007        N/A     14.575           48
VISB 2       2.00%
        12/31/2007        N/A     14.308            4
VISB 3       2.40%
        12/31/2007        N/A     13.960            0
VISB 4       2.70%
        12/31/2007        N/A     13.704            0
VISB 5       2.55%
        12/31/2007        N/A     13.831            0
VISB 6       2.85%
        12/31/2007        N/A     13.578            0
VISB 7       2.50%
        12/31/2007        N/A     13.874            0
VISB 8       2.80%
        12/31/2007        N/A     13.620            0
VISB 9       2.65%
        12/31/2007        N/A     13.746            0
VISI 10      2.65%
        12/31/2007        N/A     13.746            0
VISI 2       1.70%
        12/31/2007        N/A     14.575           35
VISI 3       2.10%
        12/31/2007        N/A     14.220            0
VISI 4       2.40%
        12/31/2007        N/A     13.960            0
VISI 5       2.25%
        12/31/2007        N/A     14.089            0
VISI 6       2.55%
        12/31/2007        N/A     13.831            0
VISI 7       2.20%
        12/31/2007        N/A     14.133            0
VISI 8       2.50%
        12/31/2007        N/A     13.874            0
VISI 9       2.35%
        12/31/2007        N/A     14.003            0
VISL 1       1.65%
        12/31/2007        N/A     14.620           30
VISL 10      2.90%
        12/31/2007        N/A     13.536            0
VISL 2       1.95%
        12/31/2007        N/A     14.352            6
VISL 3       2.35%
        12/31/2007        N/A     14.003            0
VISL 4       2.65%
        12/31/2007        N/A     13.746            0
VISL 5       2.50%
        12/31/2007        N/A     13.874            0
VISL 6       2.80%
        12/31/2007        N/A     13.620            0
VISL 7       2.45%
        12/31/2007        N/A     13.917            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     13.662            0
VISL 9       2.60%
        12/31/2007        N/A     13.789            0
AZL Oppenheimer Global Fund
VISB 1       1.70%
        12/31/2007        N/A     15.069          104
VISB 2       2.00%
        12/31/2007        N/A     14.904           48
VISB 3       2.40%
        12/31/2007        N/A     14.686            0
VISB 4       2.70%
        12/31/2007        N/A     14.525            0
VISB 5       2.55%
        12/31/2007        N/A     14.606            0
VISB 6       2.85%
        12/31/2007        N/A     14.446            0
VISB 7       2.50%
        12/31/2007        N/A     14.633            0
VISB 8       2.80%
        12/31/2007        N/A     14.472            0
VISB 9       2.65%
        12/31/2007        N/A     14.552            0
VISI 10      2.65%
        12/31/2007        N/A     14.552            0
VISI 2       1.70%
        12/31/2007        N/A     15.069           14
VISI 3       2.10%
        12/31/2007        N/A     14.849            0
VISI 4       2.40%
        12/31/2007        N/A     14.686            0
VISI 5       2.25%
        12/31/2007        N/A     14.767            0
VISI 6       2.55%
        12/31/2007        N/A     14.606            0
VISI 7       2.20%
        12/31/2007        N/A     14.795            0
VISI 8       2.50%
        12/31/2007        N/A     14.633            0
VISI 9       2.35%
        12/31/2007        N/A     14.713            0
VISL 1       1.65%
        12/31/2007        N/A     15.096           51
VISL 10      2.90%
        12/31/2007        N/A     14.419            0
VISL 2       1.95%
        12/31/2007        N/A     14.931           20
VISL 3       2.35%
        12/31/2007        N/A     14.713            0
VISL 4       2.65%
        12/31/2007        N/A     14.552            0
VISL 5       2.50%
        12/31/2007        N/A     14.633            0
VISL 6       2.80%
        12/31/2007        N/A     14.472            0
VISL 7       2.45%
        12/31/2007        N/A     14.659            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     14.499            0
VISL 9       2.60%
        12/31/2007        N/A     14.579            0
AZL Oppenheimer International Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     20.128          175
VISB 2       2.00%
        12/31/2007        N/A     19.759           37
VISB 3       2.40%
        12/31/2007        N/A     19.277            0
VISB 4       2.70%
        12/31/2007        N/A     18.924            0
VISB 5       2.55%
        12/31/2007        N/A     19.100            0
VISB 6       2.85%
        12/31/2007        N/A     18.750            0
VISB 7       2.50%
        12/31/2007        N/A     19.159            0
VISB 8       2.80%
        12/31/2007        N/A     18.808            0
VISB 9       2.65%
        12/31/2007        N/A     18.983            0
VISI 10      2.65%
        12/31/2007        N/A     18.983            0
VISI 2       1.70%
        12/31/2007        N/A     20.128           35
VISI 3       2.10%
        12/31/2007        N/A     19.637            0
VISI 4       2.40%
        12/31/2007        N/A     19.277            0
VISI 5       2.25%
        12/31/2007        N/A     19.456            0
VISI 6       2.55%
        12/31/2007        N/A     19.100            0
VISI 7       2.20%
        12/31/2007        N/A     19.517            0
VISI 8       2.50%
        12/31/2007        N/A     19.159            0
VISI 9       2.35%
        12/31/2007        N/A     19.337            0
VISL 1       1.65%
        12/31/2007        N/A     20.190           82
VISL 10      2.90%
        12/31/2007        N/A     18.692            0
VISL 2       1.95%
        12/31/2007        N/A     19.820           19
VISL 3       2.35%
        12/31/2007        N/A     19.337            0
VISL 4       2.65%
        12/31/2007        N/A     18.983            0
VISL 5       2.50%
        12/31/2007        N/A     19.159            0
VISL 6       2.80%
        12/31/2007        N/A     18.808            0
VISL 7       2.45%
        12/31/2007        N/A     19.218            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     18.866            0
VISL 9       2.60%
        12/31/2007        N/A     19.041            0
AZL Oppenheimer Main Street Fund
VISB 1       1.70%
        12/31/2007        N/A     12.798           99
VISB 2       2.00%
        12/31/2007        N/A     12.657           18
VISB 3       2.40%
        12/31/2007        N/A     12.473            0
VISB 4       2.70%
        12/31/2007        N/A     12.336            0
VISB 5       2.55%
        12/31/2007        N/A     12.404            0
VISB 6       2.85%
        12/31/2007        N/A     12.268            0
VISB 7       2.50%
        12/31/2007        N/A     12.427            0
VISB 8       2.80%
        12/31/2007        N/A     12.291            0
VISB 9       2.65%
        12/31/2007        N/A     12.359            0
VISI 10      2.65%
        12/31/2007        N/A     12.359            0
VISI 2       1.70%
        12/31/2007        N/A     12.798           14
VISI 3       2.10%
        12/31/2007        N/A     12.611            0
VISI 4       2.40%
        12/31/2007        N/A     12.473            0
VISI 5       2.25%
        12/31/2007        N/A     12.542            0
VISI 6       2.55%
        12/31/2007        N/A     12.404            0
VISI 7       2.20%
        12/31/2007        N/A     12.565            0
VISI 8       2.50%
        12/31/2007        N/A     12.427            0
VISI 9       2.35%
        12/31/2007        N/A     12.496            0
VISL 1       1.65%
        12/31/2007        N/A     12.821           43
VISL 10      2.90%
        12/31/2007        N/A     12.246            0
VISL 2       1.95%
        12/31/2007        N/A     12.681           11
VISL 3       2.35%
        12/31/2007        N/A     12.496            0
VISL 4       2.65%
        12/31/2007        N/A     12.359            0
VISL 5       2.50%
        12/31/2007        N/A     12.427            0
VISL 6       2.80%
        12/31/2007        N/A     12.291            0
VISL 7       2.45%
        12/31/2007        N/A     12.450            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     12.314            0
VISL 9       2.60%
        12/31/2007        N/A     12.382            0
AZL PIMCO Fundamental IndexPLUS Total Return Fund
VISB 1       1.70%
        12/31/2007        N/A     11.596           11
VISB 2       2.00%
        12/31/2007        N/A     11.538            2
VISB 3       2.40%
        12/31/2007        N/A     11.461            0
VISB 4       2.70%
        12/31/2007        N/A     11.403            0
VISB 5       2.55%
        12/31/2007        N/A     11.432            0
VISB 6       2.85%
        12/31/2007        N/A     11.374            0
VISB 7       2.50%
        12/31/2007        N/A     11.441            0
VISB 8       2.80%
        12/31/2007        N/A     11.384            0
VISB 9       2.65%
        12/31/2007        N/A     11.413            0
VISI 10      2.65%
        12/31/2007        N/A     11.413            0
VISI 2       1.70%
        12/31/2007        N/A     11.596            0
VISI 3       2.10%
        12/31/2007        N/A     11.518            0
VISI 4       2.40%
        12/31/2007        N/A     11.461            0
VISI 5       2.25%
        12/31/2007        N/A     11.490            0
VISI 6       2.55%
        12/31/2007        N/A     11.432            0
VISI 7       2.20%
        12/31/2007        N/A     11.499            0
VISI 8       2.50%
        12/31/2007        N/A     11.441            0
VISI 9       2.35%
        12/31/2007        N/A     11.470            0
VISL 1       1.65%
        12/31/2007        N/A     11.606            3
VISL 10      2.90%
        12/31/2007        N/A     11.365            0
VISL 2       1.95%
        12/31/2007        N/A     11.547            0
VISL 3       2.35%
        12/31/2007        N/A     11.470            0
VISL 4       2.65%
        12/31/2007        N/A     11.413            0
VISL 5       2.50%
        12/31/2007        N/A     11.441            0
VISL 6       2.80%
        12/31/2007        N/A     11.384            0
VISL 7       2.45%
        12/31/2007        N/A     11.451            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     11.394            0
VISL 9       2.60%
        12/31/2007        N/A     11.422            0
AZL S&P 500 Index Fund
VISB 1       1.70%
        12/31/2007        N/A      9.862          141
VISB 2       2.00%
        12/31/2007        N/A      9.842           29
VISB 3       2.40%
        12/31/2007        N/A      9.816            0
VISB 4       2.70%
        12/31/2007        N/A      9.796            0
VISB 5       2.55%
        12/31/2007        N/A      9.806            0
VISB 6       2.85%
        12/31/2007        N/A      9.786            0
VISB 7       2.50%
        12/31/2007        N/A      9.809            0
VISB 8       2.80%
        12/31/2007        N/A      9.790            0
VISB 9       2.65%
        12/31/2007        N/A      9.799            0
VISI 10      2.65%
        12/31/2007        N/A      9.799            0
VISI 2       1.70%
        12/31/2007        N/A      9.862           30
VISI 3       2.10%
        12/31/2007        N/A      9.836            0
VISI 4       2.40%
        12/31/2007        N/A      9.816            0
VISI 5       2.25%
        12/31/2007        N/A      9.826            0
VISI 6       2.55%
        12/31/2007        N/A      9.806            0
VISI 7       2.20%
        12/31/2007        N/A      9.829            0
VISI 8       2.50%
        12/31/2007        N/A      9.809            0
VISI 9       2.35%
        12/31/2007        N/A      9.819            0
VISL 1       1.65%
        12/31/2007        N/A      9.865           72
VISL 10      2.90%
        12/31/2007        N/A      9.783            0
VISL 2       1.95%
        12/31/2007        N/A      9.846           41
VISL 3       2.35%
        12/31/2007        N/A      9.819            0
VISL 4       2.65%
        12/31/2007        N/A      9.799            0
VISL 5       2.50%
        12/31/2007        N/A      9.809            0
VISL 6       2.80%
        12/31/2007        N/A      9.790            0
VISL 7       2.45%
        12/31/2007        N/A      9.813            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A      9.793            0
VISL 9       2.60%
        12/31/2007        N/A      9.803            0
AZL Schroder Emerging Markets Equity Fund
VISB 1       1.70%
        12/31/2007        N/A     13.388          298
VISB 2       2.00%
        12/31/2007        N/A     13.321          107
VISB 3       2.40%
        12/31/2007        N/A     13.232            0
VISB 4       2.70%
        12/31/2007        N/A     13.165            0
VISB 5       2.55%
        12/31/2007        N/A     13.198            0
VISB 6       2.85%
        12/31/2007        N/A     13.132            0
VISB 7       2.50%
        12/31/2007        N/A     13.209            0
VISB 8       2.80%
        12/31/2007        N/A     13.143            0
VISB 9       2.65%
        12/31/2007        N/A     13.176            0
VISI 10      2.65%
        12/31/2007        N/A     13.176            0
VISI 2       1.70%
        12/31/2007        N/A     13.388           65
VISI 3       2.10%
        12/31/2007        N/A     13.298            0
VISI 4       2.40%
        12/31/2007        N/A     13.232            0
VISI 5       2.25%
        12/31/2007        N/A     13.265            0
VISI 6       2.55%
        12/31/2007        N/A     13.198            0
VISI 7       2.20%
        12/31/2007        N/A     13.276            0
VISI 8       2.50%
        12/31/2007        N/A     13.209            0
VISI 9       2.35%
        12/31/2007        N/A     13.243            0
VISL 1       1.65%
        12/31/2007        N/A     13.399          121
VISL 10      2.90%
        12/31/2007        N/A     13.121            0
VISL 2       1.95%
        12/31/2007        N/A     13.332           70
VISL 3       2.35%
        12/31/2007        N/A     13.243            0
VISL 4       2.65%
        12/31/2007        N/A     13.176            0
VISL 5       2.50%
        12/31/2007        N/A     13.209            0
VISL 6       2.80%
        12/31/2007        N/A     13.143            0
VISL 7       2.45%
        12/31/2007        N/A     13.221            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     13.154            0
VISL 9       2.60%
        12/31/2007        N/A     13.187            0
AZL Schroder International Small Cap Fund
VISB 1       1.70%
        12/31/2007        N/A      9.224          129
VISB 2       2.00%
        12/31/2007        N/A      9.206           54
VISB 3       2.40%
        12/31/2007        N/A      9.181            0
VISB 4       2.70%
        12/31/2007        N/A      9.162            0
VISB 5       2.55%
        12/31/2007        N/A      9.172            0
VISB 6       2.85%
        12/31/2007        N/A      9.153            0
VISB 7       2.50%
        12/31/2007        N/A      9.175            0
VISB 8       2.80%
        12/31/2007        N/A      9.156            0
VISB 9       2.65%
        12/31/2007        N/A      9.165            0
VISI 10      2.65%
        12/31/2007        N/A      9.165            0
VISI 2       1.70%
        12/31/2007        N/A      9.224           21
VISI 3       2.10%
        12/31/2007        N/A      9.199            0
VISI 4       2.40%
        12/31/2007        N/A      9.181            0
VISI 5       2.25%
        12/31/2007        N/A      9.190            0
VISI 6       2.55%
        12/31/2007        N/A      9.172            0
VISI 7       2.20%
        12/31/2007        N/A      9.193            0
VISI 8       2.50%
        12/31/2007        N/A      9.175            0
VISI 9       2.35%
        12/31/2007        N/A      9.184            0
VISL 1       1.65%
        12/31/2007        N/A      9.227           57
VISL 10      2.90%
        12/31/2007        N/A      9.150            0
VISL 2       1.95%
        12/31/2007        N/A      9.209           44
VISL 3       2.35%
        12/31/2007        N/A      9.184            0
VISL 4       2.65%
        12/31/2007        N/A      9.165            0
VISL 5       2.50%
        12/31/2007        N/A      9.175            0
VISL 6       2.80%
        12/31/2007        N/A      9.156            0
VISL 7       2.45%
        12/31/2007        N/A      9.178            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A      9.159            0
VISL 9       2.60%
        12/31/2007        N/A      9.169            0
AZL Small Cap Stock Index Fund
VISB 1       1.70%
        12/31/2007        N/A      9.310           84
VISB 2       2.00%
        12/31/2007        N/A      9.292           14
VISB 3       2.40%
        12/31/2007        N/A      9.267            0
VISB 4       2.70%
        12/31/2007        N/A      9.248            0
VISB 5       2.55%
        12/31/2007        N/A      9.257            0
VISB 6       2.85%
        12/31/2007        N/A      9.239            0
VISB 7       2.50%
        12/31/2007        N/A      9.261            0
VISB 8       2.80%
        12/31/2007        N/A      9.242            0
VISB 9       2.65%
        12/31/2007        N/A      9.251            0
VISI 10      2.65%
        12/31/2007        N/A      9.251            0
VISI 2       1.70%
        12/31/2007        N/A      9.310           18
VISI 3       2.10%
        12/31/2007        N/A      9.285            0
VISI 4       2.40%
        12/31/2007        N/A      9.267            0
VISI 5       2.25%
        12/31/2007        N/A      9.276            0
VISI 6       2.55%
        12/31/2007        N/A      9.257            0
VISI 7       2.20%
        12/31/2007        N/A      9.279            0
VISI 8       2.50%
        12/31/2007        N/A      9.261            0
VISI 9       2.35%
        12/31/2007        N/A      9.270            0
VISL 1       1.65%
        12/31/2007        N/A      9.314           60
VISL 10      2.90%
        12/31/2007        N/A      9.236            0
VISL 2       1.95%
        12/31/2007        N/A      9.295           11
VISL 3       2.35%
        12/31/2007        N/A      9.270            0
VISL 4       2.65%
        12/31/2007        N/A      9.251            0
VISL 5       2.50%
        12/31/2007        N/A      9.261            0
VISL 6       2.80%
        12/31/2007        N/A      9.242            0
VISL 7       2.45%
        12/31/2007        N/A      9.264            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A      9.245            0
VISL 9       2.60%
        12/31/2007        N/A      9.254            0
AZL TargetPLUS Balanced Fund
VISB 1       1.70%
        12/31/2007        N/A     10.096           23
VISB 2       2.00%
        12/31/2007        N/A     10.076           23
VISB 3       2.40%
        12/31/2007        N/A     10.049            0
VISB 4       2.70%
        12/31/2007        N/A     10.029            0
VISB 5       2.55%
        12/31/2007        N/A     10.039            0
VISB 6       2.85%
        12/31/2007        N/A     10.018            0
VISB 7       2.50%
        12/31/2007        N/A     10.042            0
VISB 8       2.80%
        12/31/2007        N/A     10.022            0
VISB 9       2.65%
        12/31/2007        N/A     10.032            0
VISI 10      2.65%
        12/31/2007        N/A     10.032            0
VISI 2       1.70%
        12/31/2007        N/A     10.096           41
VISI 3       2.10%
        12/31/2007        N/A     10.069            0
VISI 4       2.40%
        12/31/2007        N/A     10.049            0
VISI 5       2.25%
        12/31/2007        N/A     10.059            0
VISI 6       2.55%
        12/31/2007        N/A     10.039            0
VISI 7       2.20%
        12/31/2007        N/A     10.062            0
VISI 8       2.50%
        12/31/2007        N/A     10.042            0
VISI 9       2.35%
        12/31/2007        N/A     10.052            0
VISL 1       1.65%
        12/31/2007        N/A     10.100           47
VISL 10      2.90%
        12/31/2007        N/A     10.015            0
VISL 2       1.95%
        12/31/2007        N/A     10.079           24
VISL 3       2.35%
        12/31/2007        N/A     10.052            0
VISL 4       2.65%
        12/31/2007        N/A     10.032            0
VISL 5       2.50%
        12/31/2007        N/A     10.042            0
VISL 6       2.80%
        12/31/2007        N/A     10.022            0
VISL 7       2.45%
        12/31/2007        N/A     10.045            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     10.025            0
VISL 9       2.60%
        12/31/2007        N/A     10.035            0
AZL TargetPLUS Equity Fund
VISB 1       1.70%
        12/31/2007        N/A     10.492          297
VISB 2       2.00%
        12/31/2007        N/A     10.460          236
VISB 3       2.40%
        12/31/2007        N/A     10.418            0
VISB 4       2.70%
        12/31/2007        N/A     10.387            0
VISB 5       2.55%
        12/31/2007        N/A     10.402            0
VISB 6       2.85%
        12/31/2007        N/A     10.371            0
VISB 7       2.50%
        12/31/2007        N/A     10.416            0
VISB 8       2.80%
        12/31/2007        N/A     10.387            0
VISB 9       2.65%
        12/31/2007        N/A     10.401            0
VISI 10      2.65%
        12/31/2007        N/A     10.401            0
VISI 2       1.70%
        12/31/2007        N/A     10.492          199
VISI 3       2.10%
        12/31/2007        N/A     10.450            0
VISI 4       2.40%
        12/31/2007        N/A     10.418            0
VISI 5       2.25%
        12/31/2007        N/A     10.434            0
VISI 6       2.55%
        12/31/2007        N/A     10.402            0
VISI 7       2.20%
        12/31/2007        N/A     10.445            0
VISI 8       2.50%
        12/31/2007        N/A     10.416            0
VISI 9       2.35%
        12/31/2007        N/A     10.431            0
VISL 1       1.65%
        12/31/2007        N/A     10.498          310
VISL 10      2.90%
        12/31/2007        N/A     10.377            0
VISL 2       1.95%
        12/31/2007        N/A     10.466          110
VISL 3       2.35%
        12/31/2007        N/A     10.424            0
VISL 4       2.65%
        12/31/2007        N/A     10.392            0
VISL 5       2.50%
        12/31/2007        N/A     10.408            0
VISL 6       2.80%
        12/31/2007        N/A     10.376            0
VISL 7       2.45%
        12/31/2007        N/A     10.421            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     10.391            0
VISL 9       2.60%
        12/31/2007        N/A     10.406            0
AZL TargetPLUS Growth Fund
VISB 1       1.70%
        12/31/2007        N/A      9.919          427
VISB 2       2.00%
        12/31/2007        N/A      9.899          340
VISB 3       2.40%
        12/31/2007        N/A      9.873            0
VISB 4       2.70%
        12/31/2007        N/A      9.853            0
VISB 5       2.55%
        12/31/2007        N/A      9.863            0
VISB 6       2.85%
        12/31/2007        N/A      9.843            0
VISB 7       2.50%
        12/31/2007        N/A      9.866            0
VISB 8       2.80%
        12/31/2007        N/A      9.846            0
VISB 9       2.65%
        12/31/2007        N/A      9.856            0
VISI 10      2.65%
        12/31/2007        N/A      9.856            0
VISI 2       1.70%
        12/31/2007        N/A      9.919          131
VISI 3       2.10%
        12/31/2007        N/A      9.893            0
VISI 4       2.40%
        12/31/2007        N/A      9.873            0
VISI 5       2.25%
        12/31/2007        N/A      9.883            0
VISI 6       2.55%
        12/31/2007        N/A      9.863            0
VISI 7       2.20%
        12/31/2007        N/A      9.886            0
VISI 8       2.50%
        12/31/2007        N/A      9.866            0
VISI 9       2.35%
        12/31/2007        N/A      9.876            0
VISL 1       1.65%
        12/31/2007        N/A      9.923          237
VISL 10      2.90%
        12/31/2007        N/A      9.840            0
VISL 2       1.95%
        12/31/2007        N/A      9.903          233
VISL 3       2.35%
        12/31/2007        N/A      9.876            0
VISL 4       2.65%
        12/31/2007        N/A      9.856            0
VISL 5       2.50%
        12/31/2007        N/A      9.866            0
VISL 6       2.80%
        12/31/2007        N/A      9.846            0
VISL 7       2.45%
        12/31/2007        N/A      9.869            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A      9.850            0
VISL 9       2.60%
        12/31/2007        N/A      9.859            0
AZL TargetPLUS Moderate Fund
VISB 1       1.70%
        12/31/2007        N/A     10.059          176
VISB 2       2.00%
        12/31/2007        N/A     10.039           56
VISB 3       2.40%
        12/31/2007        N/A     10.012            0
VISB 4       2.70%
        12/31/2007        N/A      9.992            0
VISB 5       2.55%
        12/31/2007        N/A     10.002            0
VISB 6       2.85%
        12/31/2007        N/A      9.982            0
VISB 7       2.50%
        12/31/2007        N/A     10.005            0
VISB 8       2.80%
        12/31/2007        N/A      9.985            0
VISB 9       2.65%
        12/31/2007        N/A      9.995            0
VISI 10      2.65%
        12/31/2007        N/A      9.995            0
VISI 2       1.70%
        12/31/2007        N/A     10.059           50
VISI 3       2.10%
        12/31/2007        N/A     10.032            0
VISI 4       2.40%
        12/31/2007        N/A     10.012            0
VISI 5       2.25%
        12/31/2007        N/A     10.022            0
VISI 6       2.55%
        12/31/2007        N/A     10.002            0
VISI 7       2.20%
        12/31/2007        N/A     10.026            0
VISI 8       2.50%
        12/31/2007        N/A     10.005            0
VISI 9       2.35%
        12/31/2007        N/A     10.016            0
VISL 1       1.65%
        12/31/2007        N/A     10.063          173
VISL 10      2.90%
        12/31/2007        N/A      9.979            0
VISL 2       1.95%
        12/31/2007        N/A     10.043           10
VISL 3       2.35%
        12/31/2007        N/A     10.016            0
VISL 4       2.65%
        12/31/2007        N/A      9.995            0
VISL 5       2.50%
        12/31/2007        N/A     10.005            0
VISL 6       2.80%
        12/31/2007        N/A      9.985            0
VISL 7       2.45%
        12/31/2007        N/A     10.009            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A      9.989            0
VISL 9       2.60%
        12/31/2007        N/A      9.999            0
AZL Turner Quantitative Small Cap Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     12.670           26
VISB 2       2.00%
        12/31/2007        N/A     12.569            8
VISB 3       2.40%
        12/31/2007        N/A     12.435            0
VISB 4       2.70%
        12/31/2007        N/A     12.336            0
VISB 5       2.55%
        12/31/2007        N/A     12.385            0
VISB 6       2.85%
        12/31/2007        N/A     12.286            0
VISB 7       2.50%
        12/31/2007        N/A     12.402            0
VISB 8       2.80%
        12/31/2007        N/A     12.303            0
VISB 9       2.65%
        12/31/2007        N/A     12.352            0
VISI 10      2.65%
        12/31/2007        N/A     12.352            0
VISI 2       1.70%
        12/31/2007        N/A     12.670            9
VISI 3       2.10%
        12/31/2007        N/A     12.535            0
VISI 4       2.40%
        12/31/2007        N/A     12.435            0
VISI 5       2.25%
        12/31/2007        N/A     12.485            0
VISI 6       2.55%
        12/31/2007        N/A     12.385            0
VISI 7       2.20%
        12/31/2007        N/A     12.502            0
VISI 8       2.50%
        12/31/2007        N/A     12.402            0
VISI 9       2.35%
        12/31/2007        N/A     12.452            0
VISL 1       1.65%
        12/31/2007        N/A     12.687           10
VISL 10      2.90%
        12/31/2007        N/A     12.270            0
VISL 2       1.95%
        12/31/2007        N/A     12.585            3
VISL 3       2.35%
        12/31/2007        N/A     12.452            0
VISL 4       2.65%
        12/31/2007        N/A     12.352            0
VISL 5       2.50%
        12/31/2007        N/A     12.402            0
VISL 6       2.80%
        12/31/2007        N/A     12.303            0
VISL 7       2.45%
        12/31/2007        N/A     12.418            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     12.319            0
VISL 9       2.60%
        12/31/2007        N/A     12.369            0
AZL Van Kampen Comstock Fund
VISB 1       1.70%
        12/31/2007        N/A     12.140          124
VISB 2       2.00%
        12/31/2007        N/A     11.899           92
VISB 3       2.40%
        12/31/2007        N/A     11.586            0
VISB 4       2.70%
        12/31/2007        N/A     11.356            0
VISB 5       2.55%
        12/31/2007        N/A     11.471            0
VISB 6       2.85%
        12/31/2007        N/A     11.243            0
VISB 7       2.50%
        12/31/2007        N/A     11.509            0
VISB 8       2.80%
        12/31/2007        N/A     11.281            0
VISB 9       2.65%
        12/31/2007        N/A     11.394            0
VISI 10      2.65%
        12/31/2007        N/A     11.394            0
VISI 2       1.70%
        12/31/2007        N/A     12.140           53
VISI 3       2.10%
        12/31/2007        N/A     11.820            0
VISI 4       2.40%
        12/31/2007        N/A     11.586            0
VISI 5       2.25%
        12/31/2007        N/A     11.703            0
VISI 6       2.55%
        12/31/2007        N/A     11.471            0
VISI 7       2.20%
        12/31/2007        N/A     11.742            0
VISI 8       2.50%
        12/31/2007        N/A     11.509            0
VISI 9       2.35%
        12/31/2007        N/A     11.625            0
VISL 1       1.65%
        12/31/2007        N/A     12.181           31
VISL 10      2.90%
        12/31/2007        N/A     11.206            0
VISL 2       1.95%
        12/31/2007        N/A     11.939           52
VISL 3       2.35%
        12/31/2007        N/A     11.625            0
VISL 4       2.65%
        12/31/2007        N/A     11.394            0
VISL 5       2.50%
        12/31/2007        N/A     11.509            0
VISL 6       2.80%
        12/31/2007        N/A     11.281            0
VISL 7       2.45%
        12/31/2007        N/A     11.547            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     11.318            0
VISL 9       2.60%
        12/31/2007        N/A     11.432            0
AZL Van Kampen Equity and Income Fund
VISB 1       1.70%
        12/31/2007        N/A     12.691          423
VISB 2       2.00%
        12/31/2007        N/A     12.552          104
VISB 3       2.40%
        12/31/2007        N/A     12.369            0
VISB 4       2.70%
        12/31/2007        N/A     12.234            0
VISB 5       2.55%
        12/31/2007        N/A     12.301            0
VISB 6       2.85%
        12/31/2007        N/A     12.167            0
VISB 7       2.50%
        12/31/2007        N/A     12.324            0
VISB 8       2.80%
        12/31/2007        N/A     12.189            0
VISB 9       2.65%
        12/31/2007        N/A     12.256            0
VISI 10      2.65%
        12/31/2007        N/A     12.256            0
VISI 2       1.70%
        12/31/2007        N/A     12.691           98
VISI 3       2.10%
        12/31/2007        N/A     12.506            0
VISI 4       2.40%
        12/31/2007        N/A     12.369            0
VISI 5       2.25%
        12/31/2007        N/A     12.438            0
VISI 6       2.55%
        12/31/2007        N/A     12.301            0
VISI 7       2.20%
        12/31/2007        N/A     12.461            0
VISI 8       2.50%
        12/31/2007        N/A     12.324            0
VISI 9       2.35%
        12/31/2007        N/A     12.392            0
VISL 1       1.65%
        12/31/2007        N/A     12.715          146
VISL 10      2.90%
        12/31/2007        N/A     12.144            0
VISL 2       1.95%
        12/31/2007        N/A     12.575          187
VISL 3       2.35%
        12/31/2007        N/A     12.392            0
VISL 4       2.65%
        12/31/2007        N/A     12.256            0
VISL 5       2.50%
        12/31/2007        N/A     12.324            0
VISL 6       2.80%
        12/31/2007        N/A     12.189            0
VISL 7       2.45%
        12/31/2007        N/A     12.347            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     12.211            0
VISL 9       2.60%
        12/31/2007        N/A     12.279            0
AZL Van Kampen Global Franchise Fund
VISB 1       1.70%
        12/31/2007        N/A     19.090          152
VISB 2       2.00%
        12/31/2007        N/A     18.824           48
VISB 3       2.40%
        12/31/2007        N/A     18.475            0
VISB 4       2.70%
        12/31/2007        N/A     18.218            0
VISB 5       2.55%
        12/31/2007        N/A     18.346            0
VISB 6       2.85%
        12/31/2007        N/A     18.091            0
VISB 7       2.50%
        12/31/2007        N/A     18.389            0
VISB 8       2.80%
        12/31/2007        N/A     18.133            0
VISB 9       2.65%
        12/31/2007        N/A     18.261            0
VISI 10      2.65%
        12/31/2007        N/A     18.261            0
VISI 2       1.70%
        12/31/2007        N/A     19.090           60
VISI 3       2.10%
        12/31/2007        N/A     18.736            0
VISI 4       2.40%
        12/31/2007        N/A     18.475            0
VISI 5       2.25%
        12/31/2007        N/A     18.605            0
VISI 6       2.55%
        12/31/2007        N/A     18.346            0
VISI 7       2.20%
        12/31/2007        N/A     18.649            0
VISI 8       2.50%
        12/31/2007        N/A     18.389            0
VISI 9       2.35%
        12/31/2007        N/A     18.519            0
VISL 1       1.65%
        12/31/2007        N/A     19.135           86
VISL 10      2.90%
        12/31/2007        N/A     18.049            0
VISL 2       1.95%
        12/31/2007        N/A     18.868           48
VISL 3       2.35%
        12/31/2007        N/A     18.519            0
VISL 4       2.65%
        12/31/2007        N/A     18.261            0
VISL 5       2.50%
        12/31/2007        N/A     18.389            0
VISL 6       2.80%
        12/31/2007        N/A     18.133            0
VISL 7       2.45%
        12/31/2007        N/A     18.432            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     18.176            0
VISL 9       2.60%
        12/31/2007        N/A     18.303            0
AZL Van Kampen Global Real Estate Fund
VISB 1       1.70%
        12/31/2007        N/A     10.797          183
VISB 2       2.00%
        12/31/2007        N/A     10.743           34
VISB 3       2.40%
        12/31/2007        N/A     10.671            0
VISB 4       2.70%
        12/31/2007        N/A     10.618            0
VISB 5       2.55%
        12/31/2007        N/A     10.645            0
VISB 6       2.85%
        12/31/2007        N/A     10.591            0
VISB 7       2.50%
        12/31/2007        N/A     10.653            0
VISB 8       2.80%
        12/31/2007        N/A     10.600            0
VISB 9       2.65%
        12/31/2007        N/A     10.627            0
VISI 10      2.65%
        12/31/2007        N/A     10.627            0
VISI 2       1.70%
        12/31/2007        N/A     10.797           40
VISI 3       2.10%
        12/31/2007        N/A     10.725            0
VISI 4       2.40%
        12/31/2007        N/A     10.671            0
VISI 5       2.25%
        12/31/2007        N/A     10.698            0
VISI 6       2.55%
        12/31/2007        N/A     10.645            0
VISI 7       2.20%
        12/31/2007        N/A     10.707            0
VISI 8       2.50%
        12/31/2007        N/A     10.653            0
VISI 9       2.35%
        12/31/2007        N/A     10.680            0
VISL 1       1.65%
        12/31/2007        N/A     10.806          124
VISL 10      2.90%
        12/31/2007        N/A     10.582            0
VISL 2       1.95%
        12/31/2007        N/A     10.752           21
VISL 3       2.35%
        12/31/2007        N/A     10.680            0
VISL 4       2.65%
        12/31/2007        N/A     10.627            0
VISL 5       2.50%
        12/31/2007        N/A     10.653            0
VISL 6       2.80%
        12/31/2007        N/A     10.600            0
VISL 7       2.45%
        12/31/2007        N/A     10.662            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     10.609            0
VISL 9       2.60%
        12/31/2007        N/A     10.636            0
AZL Van Kampen Growth and Income Fund
VISB 1       1.70%
        12/31/2007        N/A     14.008          117
VISB 2       2.00%
        12/31/2007        N/A     13.730           77
VISB 3       2.40%
        12/31/2007        N/A     13.368            0
VISB 4       2.70%
        12/31/2007        N/A     13.103            0
VISB 5       2.55%
        12/31/2007        N/A     13.235            0
VISB 6       2.85%
        12/31/2007        N/A     12.973            0
VISB 7       2.50%
        12/31/2007        N/A     13.279            0
VISB 8       2.80%
        12/31/2007        N/A     13.016            0
VISB 9       2.65%
        12/31/2007        N/A     13.147            0
VISI 10      2.65%
        12/31/2007        N/A     13.147            0
VISI 2       1.70%
        12/31/2007        N/A     14.008           24
VISI 3       2.10%
        12/31/2007        N/A     13.639            0
VISI 4       2.40%
        12/31/2007        N/A     13.368            0
VISI 5       2.25%
        12/31/2007        N/A     13.503            0
VISI 6       2.55%
        12/31/2007        N/A     13.235            0
VISI 7       2.20%
        12/31/2007        N/A     13.548            0
VISI 8       2.50%
        12/31/2007        N/A     13.279            0
VISI 9       2.35%
        12/31/2007        N/A     13.413            0
VISL 1       1.65%
        12/31/2007        N/A     14.055           31
VISL 10      2.90%
        12/31/2007        N/A     12.930            0
VISL 2       1.95%
        12/31/2007        N/A     13.776            8
VISL 3       2.35%
        12/31/2007        N/A     13.413            0
VISL 4       2.65%
        12/31/2007        N/A     13.147            0
VISL 5       2.50%
        12/31/2007        N/A     13.279            0
VISL 6       2.80%
        12/31/2007        N/A     13.016            0
VISL 7       2.45%
        12/31/2007        N/A     13.324            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     13.060            0
VISL 9       2.60%
        12/31/2007        N/A     13.191            0
AZL Van Kampen Mid Cap Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     15.872          220
VISB 2       2.00%
        12/31/2007        N/A     15.557           92
VISB 3       2.40%
        12/31/2007        N/A     15.147            0
VISB 4       2.70%
        12/31/2007        N/A     14.847            0
VISB 5       2.55%
        12/31/2007        N/A     14.996            0
VISB 6       2.85%
        12/31/2007        N/A     14.699            0
VISB 7       2.50%
        12/31/2007        N/A     15.046            0
VISB 8       2.80%
        12/31/2007        N/A     14.748            0
VISB 9       2.65%
        12/31/2007        N/A     14.897            0
VISI 10      2.65%
        12/31/2007        N/A     14.897            0
VISI 2       1.70%
        12/31/2007        N/A     15.872           61
VISI 3       2.10%
        12/31/2007        N/A     15.454            0
VISI 4       2.40%
        12/31/2007        N/A     15.147            0
VISI 5       2.25%
        12/31/2007        N/A     15.300            0
VISI 6       2.55%
        12/31/2007        N/A     14.996            0
VISI 7       2.20%
        12/31/2007        N/A     15.351            0
VISI 8       2.50%
        12/31/2007        N/A     15.046            0
VISI 9       2.35%
        12/31/2007        N/A     15.198            0
VISL 1       1.65%
        12/31/2007        N/A     15.925          117
VISL 10      2.90%
        12/31/2007        N/A     14.650            0
VISL 2       1.95%
        12/31/2007        N/A     15.609           69
VISL 3       2.35%
        12/31/2007        N/A     15.198            0
VISL 4       2.65%
        12/31/2007        N/A     14.897            0
VISL 5       2.50%
        12/31/2007        N/A     15.046            0
VISL 6       2.80%
        12/31/2007        N/A     14.748            0
VISL 7       2.45%
        12/31/2007        N/A     15.097            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     14.797            0
VISL 9       2.60%
        12/31/2007        N/A     14.946            0
Davis VA Financial Portfolio
VISB 1       1.70%
        12/31/2007        N/A     15.460           32
VISB 2       2.00%
        12/31/2007        N/A     15.097           11
VISB 3       2.40%
        12/31/2007        N/A     14.626            0
VISB 4       2.70%
        12/31/2007        N/A     14.283            0
VISB 5       2.55%
        12/31/2007        N/A     14.454            0
VISB 6       2.85%
        12/31/2007        N/A     14.114            0
VISB 7       2.50%
        12/31/2007        N/A     14.511            0
VISB 8       2.80%
        12/31/2007        N/A     14.170            0
VISB 9       2.65%
        12/31/2007        N/A     14.340            0
VISI 10      2.65%
        12/31/2007        N/A     14.340            0
VISI 2       1.70%
        12/31/2007        N/A     15.460           15
VISI 3       2.10%
        12/31/2007        N/A     14.978            0
VISI 4       2.40%
        12/31/2007        N/A     14.626            0
VISI 5       2.25%
        12/31/2007        N/A     14.801            0
VISI 6       2.55%
        12/31/2007        N/A     14.454            0
VISI 7       2.20%
        12/31/2007        N/A     14.860            0
VISI 8       2.50%
        12/31/2007        N/A     14.511            0
VISI 9       2.35%
        12/31/2007        N/A     14.684            0
VISL 1       1.65%
        12/31/2007        N/A     15.522            9
VISL 10      2.90%
        12/31/2007        N/A     14.058            0
VISL 2       1.95%
        12/31/2007        N/A     15.157           22
VISL 3       2.35%
        12/31/2007        N/A     14.684            0
VISL 4       2.65%
        12/31/2007        N/A     14.340            0
VISL 5       2.50%
        12/31/2007        N/A     14.511            0
VISL 6       2.80%
        12/31/2007        N/A     14.170            0
VISL 7       2.45%
        12/31/2007        N/A     14.569            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     14.226            0
VISL 9       2.60%
        12/31/2007        N/A     14.396            0
Franklin Global Communications Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     29.623           59
VISB 2       2.00%
        12/31/2007        N/A     27.986           32
VISB 3       2.40%
        12/31/2007        N/A     25.943            0
VISB 4       2.70%
        12/31/2007        N/A     24.510            0
VISB 5       2.55%
        12/31/2007        N/A     25.216            0
VISB 6       2.85%
        12/31/2007        N/A     23.823            0
VISB 7       2.50%
        12/31/2007        N/A     25.456            0
VISB 8       2.80%
        12/31/2007        N/A     24.050            0
VISB 9       2.65%
        12/31/2007        N/A     24.743            0
VISI 10      2.65%
        12/31/2007        N/A     24.743            0
VISI 2       1.70%
        12/31/2007        N/A     29.623           16
VISI 3       2.10%
        12/31/2007        N/A     27.461            0
VISI 4       2.40%
        12/31/2007        N/A     25.943            0
VISI 5       2.25%
        12/31/2007        N/A     26.691            0
VISI 6       2.55%
        12/31/2007        N/A     25.216            0
VISI 7       2.20%
        12/31/2007        N/A     26.945            0
VISI 8       2.50%
        12/31/2007        N/A     25.456            0
VISI 9       2.35%
        12/31/2007        N/A     26.190            0
VISL 1       1.65%
        12/31/2007        N/A     29.905           20
VISL 10      2.90%
        12/31/2007        N/A     23.598            0
VISL 2       1.95%
        12/31/2007        N/A     28.253           13
VISL 3       2.35%
        12/31/2007        N/A     26.190            0
VISL 4       2.65%
        12/31/2007        N/A     24.743            0
VISL 5       2.50%
        12/31/2007        N/A     25.456            0
VISL 6       2.80%
        12/31/2007        N/A     24.050            0
VISL 7       2.45%
        12/31/2007        N/A     25.699            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     24.278            0
VISL 9       2.60%
        12/31/2007        N/A     24.978            0
Franklin High Income Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     23.984           55
VISB 2       2.00%
        12/31/2007        N/A     22.658           18
VISB 3       2.40%
        12/31/2007        N/A     21.004            0
VISB 4       2.70%
        12/31/2007        N/A     19.844            0
VISB 5       2.55%
        12/31/2007        N/A     20.416            0
VISB 6       2.85%
        12/31/2007        N/A     19.287            0
VISB 7       2.50%
        12/31/2007        N/A     20.610            0
VISB 8       2.80%
        12/31/2007        N/A     19.471            0
VISB 9       2.65%
        12/31/2007        N/A     20.032            0
VISI 10      2.65%
        12/31/2007        N/A     20.032            0
VISI 2       1.70%
        12/31/2007        N/A     23.984           22
VISI 3       2.10%
        12/31/2007        N/A     22.233            0
VISI 4       2.40%
        12/31/2007        N/A     21.004            0
VISI 5       2.25%
        12/31/2007        N/A     21.610            0
VISI 6       2.55%
        12/31/2007        N/A     20.416            0
VISI 7       2.20%
        12/31/2007        N/A     21.816            0
VISI 8       2.50%
        12/31/2007        N/A     20.610            0
VISI 9       2.35%
        12/31/2007        N/A     21.204            0
VISL 1       1.65%
        12/31/2007        N/A     24.212           34
VISL 10      2.90%
        12/31/2007        N/A     19.106            0
VISL 2       1.95%
        12/31/2007        N/A     22.874           12
VISL 3       2.35%
        12/31/2007        N/A     21.204            0
VISL 4       2.65%
        12/31/2007        N/A     20.032            0
VISL 5       2.50%
        12/31/2007        N/A     20.610            0
VISL 6       2.80%
        12/31/2007        N/A     19.471            0
VISL 7       2.45%
        12/31/2007        N/A     20.806            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     19.656            0
VISL 9       2.60%
        12/31/2007        N/A     20.223            0
Franklin Income Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     45.811          240
VISB 2       2.00%
        12/31/2007        N/A     43.279           97
VISB 3       2.40%
        12/31/2007        N/A     40.120            0
VISB 4       2.70%
        12/31/2007        N/A     37.903            0
VISB 5       2.55%
        12/31/2007        N/A     38.995            0
VISB 6       2.85%
        12/31/2007        N/A     36.840            0
VISB 7       2.50%
        12/31/2007        N/A     39.367            0
VISB 8       2.80%
        12/31/2007        N/A     37.191            0
VISB 9       2.65%
        12/31/2007        N/A     38.263            0
VISI 10      2.65%
        12/31/2007        N/A     38.263            0
VISI 2       1.70%
        12/31/2007        N/A     45.811          102
VISI 3       2.10%
        12/31/2007        N/A     42.467            0
VISI 4       2.40%
        12/31/2007        N/A     40.120            0
VISI 5       2.25%
        12/31/2007        N/A     41.276            0
VISI 6       2.55%
        12/31/2007        N/A     38.995            0
VISI 7       2.20%
        12/31/2007        N/A     41.669            0
VISI 8       2.50%
        12/31/2007        N/A     39.367            0
VISI 9       2.35%
        12/31/2007        N/A     40.502            0
VISL 1       1.65%
        12/31/2007        N/A     46.247          257
VISL 10      2.90%
        12/31/2007        N/A     36.493            0
VISL 2       1.95%
        12/31/2007        N/A     43.691           85
VISL 3       2.35%
        12/31/2007        N/A     40.502            0
VISL 4       2.65%
        12/31/2007        N/A     38.263            0
VISL 5       2.50%
        12/31/2007        N/A     39.367            0
VISL 6       2.80%
        12/31/2007        N/A     37.191            0
VISL 7       2.45%
        12/31/2007        N/A     39.741            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     37.545            0
VISL 9       2.60%
        12/31/2007        N/A     38.628            0
Franklin Templeton VIP Founding Funds Allocation Fund
VISB 1       1.70%
        12/31/2007        N/A      9.232          256
VISB 2       2.00%
        12/31/2007        N/A      9.219           39
VISB 3       2.40%
        12/31/2007        N/A      9.200            0
VISB 4       2.70%
        12/31/2007        N/A      9.187            0
VISB 5       2.55%
        12/31/2007        N/A      9.194            0
VISB 6       2.85%
        12/31/2007        N/A      9.180            0
VISB 7       2.50%
        12/31/2007        N/A      9.195            0
VISB 8       2.80%
        12/31/2007        N/A      9.182            0
VISB 9       2.65%
        12/31/2007        N/A      9.188            0
VISI 10      2.65%
        12/31/2007        N/A      9.188            0
VISI 2       1.70%
        12/31/2007        N/A      9.232           97
VISI 3       2.10%
        12/31/2007        N/A      9.214            0
VISI 4       2.40%
        12/31/2007        N/A      9.200            0
VISI 5       2.25%
        12/31/2007        N/A      9.207            0
VISI 6       2.55%
        12/31/2007        N/A      9.194            0
VISI 7       2.20%
        12/31/2007        N/A      9.209            0
VISI 8       2.50%
        12/31/2007        N/A      9.195            0
VISI 9       2.35%
        12/31/2007        N/A      9.202            0
VISL 1       1.65%
        12/31/2007        N/A      9.235          326
VISL 10      2.90%
        12/31/2007        N/A      9.177            0
VISL 2       1.95%
        12/31/2007        N/A      9.221           58
VISL 3       2.35%
        12/31/2007        N/A      9.203            0
VISL 4       2.65%
        12/31/2007        N/A      9.189            0
VISL 5       2.50%
        12/31/2007        N/A      9.196            0
VISL 6       2.80%
        12/31/2007        N/A      9.182            0
VISL 7       2.45%
        12/31/2007        N/A      9.198            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A      9.184            0
VISL 9       2.60%
        12/31/2007        N/A      9.191            0
Franklin U.S. Government Fund
VISB 1       1.70%
        12/31/2007        N/A     24.767           29
VISB 2       2.00%
        12/31/2007        N/A     23.408           12
VISB 3       2.40%
        12/31/2007        N/A     21.711            0
VISB 4       2.70%
        12/31/2007        N/A     20.519            0
VISB 5       2.55%
        12/31/2007        N/A     21.106            0
VISB 6       2.85%
        12/31/2007        N/A     19.948            0
VISB 7       2.50%
        12/31/2007        N/A     21.306            0
VISB 8       2.80%
        12/31/2007        N/A     20.137            0
VISB 9       2.65%
        12/31/2007        N/A     20.713            0
VISI 10      2.65%
        12/31/2007        N/A     20.713            0
VISI 2       1.70%
        12/31/2007        N/A     24.767            8
VISI 3       2.10%
        12/31/2007        N/A     22.971            0
VISI 4       2.40%
        12/31/2007        N/A     21.711            0
VISI 5       2.25%
        12/31/2007        N/A     22.332            0
VISI 6       2.55%
        12/31/2007        N/A     21.106            0
VISI 7       2.20%
        12/31/2007        N/A     22.543            0
VISI 8       2.50%
        12/31/2007        N/A     21.306            0
VISI 9       2.35%
        12/31/2007        N/A     21.916            0
VISL 1       1.65%
        12/31/2007        N/A     25.001            9
VISL 10      2.90%
        12/31/2007        N/A     19.761            0
VISL 2       1.95%
        12/31/2007        N/A     23.629            0
VISL 3       2.35%
        12/31/2007        N/A     21.916            0
VISL 4       2.65%
        12/31/2007        N/A     20.713            0
VISL 5       2.50%
        12/31/2007        N/A     21.306            0
VISL 6       2.80%
        12/31/2007        N/A     20.137            0
VISL 7       2.45%
        12/31/2007        N/A     21.507            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     20.327            0
VISL 9       2.60%
        12/31/2007        N/A     20.909            0
Franklin Zero Coupon Fund 2010
VISB 1       1.70%
        12/31/2007        N/A     37.784            7
VISB 2       2.00%
        12/31/2007        N/A     35.710            0
VISB 3       2.40%
        12/31/2007        N/A     33.122            0
VISB 4       2.70%
        12/31/2007        N/A     31.304            0
VISB 5       2.55%
        12/31/2007        N/A     32.200            0
VISB 6       2.85%
        12/31/2007        N/A     30.433            0
VISB 7       2.50%
        12/31/2007        N/A     32.504            0
VISB 8       2.80%
        12/31/2007        N/A     30.721            0
VISB 9       2.65%
        12/31/2007        N/A     31.600            0
VISI 10      2.65%
        12/31/2007        N/A     31.600            0
VISI 2       1.70%
        12/31/2007        N/A     37.784            1
VISI 3       2.10%
        12/31/2007        N/A     35.045            0
VISI 4       2.40%
        12/31/2007        N/A     33.122            0
VISI 5       2.25%
        12/31/2007        N/A     34.070            0
VISI 6       2.55%
        12/31/2007        N/A     32.200            0
VISI 7       2.20%
        12/31/2007        N/A     34.392            0
VISI 8       2.50%
        12/31/2007        N/A     32.504            0
VISI 9       2.35%
        12/31/2007        N/A     33.435            0
VISL 1       1.65%
        12/31/2007        N/A     38.141            1
VISL 10      2.90%
        12/31/2007        N/A     30.148            0
VISL 2       1.95%
        12/31/2007        N/A     36.048            0
VISL 3       2.35%
        12/31/2007        N/A     33.435            0
VISL 4       2.65%
        12/31/2007        N/A     31.600            0
VISL 5       2.50%
        12/31/2007        N/A     32.504            0
VISL 6       2.80%
        12/31/2007        N/A     30.721            0
VISL 7       2.45%
        12/31/2007        N/A     32.812            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     31.011            0
VISL 9       2.60%
        12/31/2007        N/A     31.899            0
Mutual Discovery Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     28.848          298
VISB 2       2.00%
        12/31/2007        N/A     27.899           89
VISB 3       2.40%
        12/31/2007        N/A     26.682            0
VISB 4       2.70%
        12/31/2007        N/A     25.803            0
VISB 5       2.55%
        12/31/2007        N/A     26.239            0
VISB 6       2.85%
        12/31/2007        N/A     25.375            0
VISB 7       2.50%
        12/31/2007        N/A     26.386            0
VISB 8       2.80%
        12/31/2007        N/A     25.517            0
VISB 9       2.65%
        12/31/2007        N/A     25.948            0
VISI 10      2.65%
        12/31/2007        N/A     25.948            0
VISI 2       1.70%
        12/31/2007        N/A     28.848           62
VISI 3       2.10%
        12/31/2007        N/A     27.590            0
VISI 4       2.40%
        12/31/2007        N/A     26.682            0
VISI 5       2.25%
        12/31/2007        N/A     27.132            0
VISI 6       2.55%
        12/31/2007        N/A     26.239            0
VISI 7       2.20%
        12/31/2007        N/A     27.283            0
VISI 8       2.50%
        12/31/2007        N/A     26.386            0
VISI 9       2.35%
        12/31/2007        N/A     26.831            0
VISL 1       1.65%
        12/31/2007        N/A     29.010          125
VISL 10      2.90%
        12/31/2007        N/A     25.234            0
VISL 2       1.95%
        12/31/2007        N/A     28.055           36
VISL 3       2.35%
        12/31/2007        N/A     26.831            0
VISL 4       2.65%
        12/31/2007        N/A     25.948            0
VISL 5       2.50%
        12/31/2007        N/A     26.386            0
VISL 6       2.80%
        12/31/2007        N/A     25.517            0
VISL 7       2.45%
        12/31/2007        N/A     26.533            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     25.660            0
VISL 9       2.60%
        12/31/2007        N/A     26.093            0
Mutual Shares Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     23.353          494
VISB 2       2.00%
        12/31/2007        N/A     22.584          182
VISB 3       2.40%
        12/31/2007        N/A     21.599            0
VISB 4       2.70%
        12/31/2007        N/A     20.888            0
VISB 5       2.55%
        12/31/2007        N/A     21.241            0
VISB 6       2.85%
        12/31/2007        N/A     20.541            0
VISB 7       2.50%
        12/31/2007        N/A     21.359            0
VISB 8       2.80%
        12/31/2007        N/A     20.656            0
VISB 9       2.65%
        12/31/2007        N/A     21.005            0
VISI 10      2.65%
        12/31/2007        N/A     21.005            0
VISI 2       1.70%
        12/31/2007        N/A     23.353          126
VISI 3       2.10%
        12/31/2007        N/A     22.334            0
VISI 4       2.40%
        12/31/2007        N/A     21.599            0
VISI 5       2.25%
        12/31/2007        N/A     21.963            0
VISI 6       2.55%
        12/31/2007        N/A     21.241            0
VISI 7       2.20%
        12/31/2007        N/A     22.086            0
VISI 8       2.50%
        12/31/2007        N/A     21.359            0
VISI 9       2.35%
        12/31/2007        N/A     21.720            0
VISL 1       1.65%
        12/31/2007        N/A     23.484          373
VISL 10      2.90%
        12/31/2007        N/A     20.427            0
VISL 2       1.95%
        12/31/2007        N/A     22.711           77
VISL 3       2.35%
        12/31/2007        N/A     21.720            0
VISL 4       2.65%
        12/31/2007        N/A     21.005            0
VISL 5       2.50%
        12/31/2007        N/A     21.359            0
VISL 6       2.80%
        12/31/2007        N/A     20.656            0
VISL 7       2.45%
        12/31/2007        N/A     21.479            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     20.772            0
VISL 9       2.60%
        12/31/2007        N/A     21.122            0
OpCap Mid Cap Portfolio
VISB 1       1.70%
        12/31/2007        N/A     10.530          100
VISB 2       2.00%
        12/31/2007        N/A     10.477           11
VISB 3       2.40%
        12/31/2007        N/A     10.407            0
VISB 4       2.70%
        12/31/2007        N/A     10.355            0
VISB 5       2.55%
        12/31/2007        N/A     10.381            0
VISB 6       2.85%
        12/31/2007        N/A     10.329            0
VISB 7       2.50%
        12/31/2007        N/A     10.390            0
VISB 8       2.80%
        12/31/2007        N/A     10.338            0
VISB 9       2.65%
        12/31/2007        N/A     10.364            0
VISI 10      2.65%
        12/31/2007        N/A     10.364            0
VISI 2       1.70%
        12/31/2007        N/A     10.530           41
VISI 3       2.10%
        12/31/2007        N/A     10.460            0
VISI 4       2.40%
        12/31/2007        N/A     10.407            0
VISI 5       2.25%
        12/31/2007        N/A     10.433            0
VISI 6       2.55%
        12/31/2007        N/A     10.381            0
VISI 7       2.20%
        12/31/2007        N/A     10.442            0
VISI 8       2.50%
        12/31/2007        N/A     10.390            0
VISI 9       2.35%
        12/31/2007        N/A     10.416            0
VISL 1       1.65%
        12/31/2007        N/A     10.539           40
VISL 10      2.90%
        12/31/2007        N/A     10.320            0
VISL 2       1.95%
        12/31/2007        N/A     10.486           27
VISL 3       2.35%
        12/31/2007        N/A     10.416            0
VISL 4       2.65%
        12/31/2007        N/A     10.364            0
VISL 5       2.50%
        12/31/2007        N/A     10.390            0
VISL 6       2.80%
        12/31/2007        N/A     10.338            0
VISL 7       2.45%
        12/31/2007        N/A     10.398            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     10.346            0
VISL 9       2.60%
        12/31/2007        N/A     10.372            0
PIMCO VIT All Asset Portfolio
VISB 1       1.70%
        12/31/2007        N/A     12.811           33
VISB 2       2.00%
        12/31/2007        N/A     12.670            8
VISB 3       2.40%
        12/31/2007        N/A     12.486            0
VISB 4       2.70%
        12/31/2007        N/A     12.349            0
VISB 5       2.55%
        12/31/2007        N/A     12.417            0
VISB 6       2.85%
        12/31/2007        N/A     12.281            0
VISB 7       2.50%
        12/31/2007        N/A     12.440            0
VISB 8       2.80%
        12/31/2007        N/A     12.304            0
VISB 9       2.65%
        12/31/2007        N/A     12.372            0
VISI 10      2.65%
        12/31/2007        N/A     12.372            0
VISI 2       1.70%
        12/31/2007        N/A     12.811           10
VISI 3       2.10%
        12/31/2007        N/A     12.624            0
VISI 4       2.40%
        12/31/2007        N/A     12.486            0
VISI 5       2.25%
        12/31/2007        N/A     12.555            0
VISI 6       2.55%
        12/31/2007        N/A     12.417            0
VISI 7       2.20%
        12/31/2007        N/A     12.578            0
VISI 8       2.50%
        12/31/2007        N/A     12.440            0
VISI 9       2.35%
        12/31/2007        N/A     12.509            0
VISL 1       1.65%
        12/31/2007        N/A     12.834           53
VISL 10      2.90%
        12/31/2007        N/A     12.259            0
VISL 2       1.95%
        12/31/2007        N/A     12.694            3
VISL 3       2.35%
        12/31/2007        N/A     12.509            0
VISL 4       2.65%
        12/31/2007        N/A     12.372            0
VISL 5       2.50%
        12/31/2007        N/A     12.440            0
VISL 6       2.80%
        12/31/2007        N/A     12.304            0
VISL 7       2.45%
        12/31/2007        N/A     12.463            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     12.326            0
VISL 9       2.60%
        12/31/2007        N/A     12.394            0
PIMCO VIT CommodityRealReturn Strategy Portfolio
VISB 1       1.70%
        12/31/2007        N/A     12.713           90
VISB 2       2.00%
        12/31/2007        N/A     12.612           14
VISB 3       2.40%
        12/31/2007        N/A     12.478            0
VISB 4       2.70%
        12/31/2007        N/A     12.378            0
VISB 5       2.55%
        12/31/2007        N/A     12.428            0
VISB 6       2.85%
        12/31/2007        N/A     12.328            0
VISB 7       2.50%
        12/31/2007        N/A     12.444            0
VISB 8       2.80%
        12/31/2007        N/A     12.345            0
VISB 9       2.65%
        12/31/2007        N/A     12.394            0
VISI 10      2.65%
        12/31/2007        N/A     12.394            0
VISI 2       1.70%
        12/31/2007        N/A     12.713           23
VISI 3       2.10%
        12/31/2007        N/A     12.578            0
VISI 4       2.40%
        12/31/2007        N/A     12.478            0
VISI 5       2.25%
        12/31/2007        N/A     12.528            0
VISI 6       2.55%
        12/31/2007        N/A     12.428            0
VISI 7       2.20%
        12/31/2007        N/A     12.544            0
VISI 8       2.50%
        12/31/2007        N/A     12.444            0
VISI 9       2.35%
        12/31/2007        N/A     12.494            0
VISL 1       1.65%
        12/31/2007        N/A     12.730           54
VISL 10      2.90%
        12/31/2007        N/A     12.312            0
VISL 2       1.95%
        12/31/2007        N/A     12.629           13
VISL 3       2.35%
        12/31/2007        N/A     12.494            0
VISL 4       2.65%
        12/31/2007        N/A     12.394            0
VISL 5       2.50%
        12/31/2007        N/A     12.444            0
VISL 6       2.80%
        12/31/2007        N/A     12.345            0
VISL 7       2.45%
        12/31/2007        N/A     12.461            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     12.361            0
VISL 9       2.60%
        12/31/2007        N/A     12.411            0
PIMCO VIT Emerging Markets Bond Portfolio
VISB 1       1.70%
        12/31/2007        N/A     12.189           99
VISB 2       2.00%
        12/31/2007        N/A     12.091           30
VISB 3       2.40%
        12/31/2007        N/A     11.963            0
VISB 4       2.70%
        12/31/2007        N/A     11.867            0
VISB 5       2.55%
        12/31/2007        N/A     11.915            0
VISB 6       2.85%
        12/31/2007        N/A     11.820            0
VISB 7       2.50%
        12/31/2007        N/A     11.931            0
VISB 8       2.80%
        12/31/2007        N/A     11.835            0
VISB 9       2.65%
        12/31/2007        N/A     11.883            0
VISI 10      2.65%
        12/31/2007        N/A     11.883            0
VISI 2       1.70%
        12/31/2007        N/A     12.189           28
VISI 3       2.10%
        12/31/2007        N/A     12.059            0
VISI 4       2.40%
        12/31/2007        N/A     11.963            0
VISI 5       2.25%
        12/31/2007        N/A     12.011            0
VISI 6       2.55%
        12/31/2007        N/A     11.915            0
VISI 7       2.20%
        12/31/2007        N/A     12.027            0
VISI 8       2.50%
        12/31/2007        N/A     11.931            0
VISI 9       2.35%
        12/31/2007        N/A     11.979            0
VISL 1       1.65%
        12/31/2007        N/A     12.205           23
VISL 10      2.90%
        12/31/2007        N/A     11.804            0
VISL 2       1.95%
        12/31/2007        N/A     12.108           15
VISL 3       2.35%
        12/31/2007        N/A     11.979            0
VISL 4       2.65%
        12/31/2007        N/A     11.883            0
VISL 5       2.50%
        12/31/2007        N/A     11.931            0
VISL 6       2.80%
        12/31/2007        N/A     11.835            0
VISL 7       2.45%
        12/31/2007        N/A     11.947            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     11.851            0
VISL 9       2.60%
        12/31/2007        N/A     11.899            0
PIMCO VIT Global Bond Portfolio (Unhedged)
VISB 1       1.70%
        12/31/2007        N/A     10.357          176
VISB 2       2.00%
        12/31/2007        N/A     10.274           48
VISB 3       2.40%
        12/31/2007        N/A     10.165            0
VISB 4       2.70%
        12/31/2007        N/A     10.084            0
VISB 5       2.55%
        12/31/2007        N/A     10.124            0
VISB 6       2.85%
        12/31/2007        N/A     10.043            0
VISB 7       2.50%
        12/31/2007        N/A     10.138            0
VISB 8       2.80%
        12/31/2007        N/A     10.057            0
VISB 9       2.65%
        12/31/2007        N/A     10.097            0
VISI 10      2.65%
        12/31/2007        N/A     10.097            0
VISI 2       1.70%
        12/31/2007        N/A     10.357           36
VISI 3       2.10%
        12/31/2007        N/A     10.247            0
VISI 4       2.40%
        12/31/2007        N/A     10.165            0
VISI 5       2.25%
        12/31/2007        N/A     10.206            0
VISI 6       2.55%
        12/31/2007        N/A     10.124            0
VISI 7       2.20%
        12/31/2007        N/A     10.219            0
VISI 8       2.50%
        12/31/2007        N/A     10.138            0
VISI 9       2.35%
        12/31/2007        N/A     10.178            0
VISL 1       1.65%
        12/31/2007        N/A     10.371           34
VISL 10      2.90%
        12/31/2007        N/A     10.030            0
VISL 2       1.95%
        12/31/2007        N/A     10.288           26
VISL 3       2.35%
        12/31/2007        N/A     10.178            0
VISL 4       2.65%
        12/31/2007        N/A     10.097            0
VISL 5       2.50%
        12/31/2007        N/A     10.138            0
VISL 6       2.80%
        12/31/2007        N/A     10.057            0
VISL 7       2.45%
        12/31/2007        N/A     10.151            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     10.070            0
VISL 9       2.60%
        12/31/2007        N/A     10.111            0
PIMCO VIT High Yield Portfolio
VISB 1       1.70%
        12/31/2007        N/A     13.962           51
VISB 2       2.00%
        12/31/2007        N/A     13.634           13
VISB 3       2.40%
        12/31/2007        N/A     13.209            0
VISB 4       2.70%
        12/31/2007        N/A     12.898            0
VISB 5       2.55%
        12/31/2007        N/A     13.053            0
VISB 6       2.85%
        12/31/2007        N/A     12.746            0
VISB 7       2.50%
        12/31/2007        N/A     13.104            0
VISB 8       2.80%
        12/31/2007        N/A     12.797            0
VISB 9       2.65%
        12/31/2007        N/A     12.950            0
VISI 10      2.65%
        12/31/2007        N/A     12.950            0
VISI 2       1.70%
        12/31/2007        N/A     13.962            9
VISI 3       2.10%
        12/31/2007        N/A     13.526            0
VISI 4       2.40%
        12/31/2007        N/A     13.209            0
VISI 5       2.25%
        12/31/2007        N/A     13.366            0
VISI 6       2.55%
        12/31/2007        N/A     13.053            0
VISI 7       2.20%
        12/31/2007        N/A     13.419            0
VISI 8       2.50%
        12/31/2007        N/A     13.104            0
VISI 9       2.35%
        12/31/2007        N/A     13.261            0
VISL 1       1.65%
        12/31/2007        N/A     14.017           24
VISL 10      2.90%
        12/31/2007        N/A     12.696            0
VISL 2       1.95%
        12/31/2007        N/A     13.688            4
VISL 3       2.35%
        12/31/2007        N/A     13.261            0
VISL 4       2.65%
        12/31/2007        N/A     12.950            0
VISL 5       2.50%
        12/31/2007        N/A     13.104            0
VISL 6       2.80%
        12/31/2007        N/A     12.797            0
VISL 7       2.45%
        12/31/2007        N/A     13.156            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     12.847            0
VISL 9       2.60%
        12/31/2007        N/A     13.001            0
PIMCO VIT Real Return Portfolio
VISB 1       1.70%
        12/31/2007        N/A     12.153           67
VISB 2       2.00%
        12/31/2007        N/A     11.983           17
VISB 3       2.40%
        12/31/2007        N/A     11.761            0
VISB 4       2.70%
        12/31/2007        N/A     11.598            0
VISB 5       2.55%
        12/31/2007        N/A     11.679            0
VISB 6       2.85%
        12/31/2007        N/A     11.516            0
VISB 7       2.50%
        12/31/2007        N/A     11.706            0
VISB 8       2.80%
        12/31/2007        N/A     11.543            0
VISB 9       2.65%
        12/31/2007        N/A     11.625            0
VISI 10      2.65%
        12/31/2007        N/A     11.625            0
VISI 2       1.70%
        12/31/2007        N/A     12.153           11
VISI 3       2.10%
        12/31/2007        N/A     11.927            0
VISI 4       2.40%
        12/31/2007        N/A     11.761            0
VISI 5       2.25%
        12/31/2007        N/A     11.844            0
VISI 6       2.55%
        12/31/2007        N/A     11.679            0
VISI 7       2.20%
        12/31/2007        N/A     11.872            0
VISI 8       2.50%
        12/31/2007        N/A     11.706            0
VISI 9       2.35%
        12/31/2007        N/A     11.789            0
VISL 1       1.65%
        12/31/2007        N/A     12.181           36
VISL 10      2.90%
        12/31/2007        N/A     11.490            0
VISL 2       1.95%
        12/31/2007        N/A     12.011           22
VISL 3       2.35%
        12/31/2007        N/A     11.789            0
VISL 4       2.65%
        12/31/2007        N/A     11.625            0
VISL 5       2.50%
        12/31/2007        N/A     11.706            0
VISL 6       2.80%
        12/31/2007        N/A     11.543            0
VISL 7       2.45%
        12/31/2007        N/A     11.734            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     11.570            0
VISL 9       2.60%
        12/31/2007        N/A     11.652            0
PIMCO VIT Total Return Portfolio
VISB 1       1.70%
        12/31/2007        N/A     14.634          512
VISB 2       2.00%
        12/31/2007        N/A     14.290           24
VISB 3       2.40%
        12/31/2007        N/A     13.844            0
VISB 4       2.70%
        12/31/2007        N/A     13.519            0
VISB 5       2.55%
        12/31/2007        N/A     13.681            0
VISB 6       2.85%
        12/31/2007        N/A     13.360            0
VISB 7       2.50%
        12/31/2007        N/A     13.735            0
VISB 8       2.80%
        12/31/2007        N/A     13.413            0
VISB 9       2.65%
        12/31/2007        N/A     13.573            0
VISI 10      2.65%
        12/31/2007        N/A     13.573            0
VISI 2       1.70%
        12/31/2007        N/A     14.634           45
VISI 3       2.10%
        12/31/2007        N/A     14.177            0
VISI 4       2.40%
        12/31/2007        N/A     13.844            0
VISI 5       2.25%
        12/31/2007        N/A     14.010            0
VISI 6       2.55%
        12/31/2007        N/A     13.681            0
VISI 7       2.20%
        12/31/2007        N/A     14.065            0
VISI 8       2.50%
        12/31/2007        N/A     13.735            0
VISI 9       2.35%
        12/31/2007        N/A     13.899            0
VISL 1       1.65%
        12/31/2007        N/A     14.692           83
VISL 10      2.90%
        12/31/2007        N/A     13.307            0
VISL 2       1.95%
        12/31/2007        N/A     14.347            7
VISL 3       2.35%
        12/31/2007        N/A     13.899            0
VISL 4       2.65%
        12/31/2007        N/A     13.573            0
VISL 5       2.50%
        12/31/2007        N/A     13.735            0
VISL 6       2.80%
        12/31/2007        N/A     13.413            0
VISL 7       2.45%
        12/31/2007        N/A     13.790            0

--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 8       2.75%
        12/31/2007        N/A     13.466            0
VISL 9       2.60%
        12/31/2007        N/A     13.627            0
Templeton Global Income Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     30.650           67
VISB 2       2.00%
        12/31/2007        N/A     29.016           13
VISB 3       2.40%
        12/31/2007        N/A     26.971            0
VISB 4       2.70%
        12/31/2007        N/A     25.533            0
VISB 5       2.55%
        12/31/2007        N/A     26.243            0
VISB 6       2.85%
        12/31/2007        N/A     24.843            0
VISB 7       2.50%
        12/31/2007        N/A     26.285            0
VISB 8       2.80%
        12/31/2007        N/A     24.833            0
VISB 9       2.65%
        12/31/2007        N/A     25.549            0
VISI 10      2.65%
        12/31/2007        N/A     25.549            0
VISI 2       1.70%
        12/31/2007        N/A     30.650           29
VISI 3       2.10%
        12/31/2007        N/A     28.491            0
VISI 4       2.40%
        12/31/2007        N/A     26.971            0
VISI 5       2.25%
        12/31/2007        N/A     27.721            0
VISI 6       2.55%
        12/31/2007        N/A     26.243            0
VISI 7       2.20%
        12/31/2007        N/A     27.823            0
VISI 8       2.50%
        12/31/2007        N/A     26.285            0
VISI 9       2.35%
        12/31/2007        N/A     27.043            0
VISL 1       1.65%
        12/31/2007        N/A     30.931           56
VISL 10      2.90%
        12/31/2007        N/A     24.367            0
VISL 2       1.95%
        12/31/2007        N/A     29.282           15
VISL 3       2.35%
        12/31/2007        N/A     27.219            0
VISL 4       2.65%
        12/31/2007        N/A     25.768            0
VISL 5       2.50%
        12/31/2007        N/A     26.483            0
VISL 6       2.80%
        12/31/2007        N/A     25.071            0
VISL 7       2.45%
        12/31/2007        N/A     26.535            0
VISL 8       2.75%
        12/31/2007        N/A     25.069            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
VISL 9       2.60%
        12/31/2007        N/A     25.792            0
Templeton Growth Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     28.340          213
VISB 2       2.00%
        12/31/2007        N/A     27.190           71
VISB 3       2.40%
        12/31/2007        N/A     25.729            0
VISB 4       2.70%
        12/31/2007        N/A     24.684            0
VISB 5       2.55%
        12/31/2007        N/A     25.201            0
VISB 6       2.85%
        12/31/2007        N/A     24.178            0
VISB 7       2.50%
        12/31/2007        N/A     25.376            0
VISB 8       2.80%
        12/31/2007        N/A     24.346            0
VISB 9       2.65%
        12/31/2007        N/A     24.855            0
VISI 10      2.65%
        12/31/2007        N/A     24.855            0
VISI 2       1.70%
        12/31/2007        N/A     28.340           79
VISI 3       2.10%
        12/31/2007        N/A     26.817            0
VISI 4       2.40%
        12/31/2007        N/A     25.729            0
VISI 5       2.25%
        12/31/2007        N/A     26.267            0
VISI 6       2.55%
        12/31/2007        N/A     25.201            0
VISI 7       2.20%
        12/31/2007        N/A     26.449            0
VISI 8       2.50%
        12/31/2007        N/A     25.376            0
VISI 9       2.35%
        12/31/2007        N/A     25.907            0
VISL 1       1.65%
        12/31/2007        N/A     28.536          245
VISL 10      2.90%
        12/31/2007        N/A     24.012            0
VISL 2       1.95%
        12/31/2007        N/A     27.378           51
VISL 3       2.35%
        12/31/2007        N/A     25.907            0
VISL 4       2.65%
        12/31/2007        N/A     24.855            0
VISL 5       2.50%
        12/31/2007        N/A     25.376            0
VISL 6       2.80%
        12/31/2007        N/A     24.346            0
VISL 7       2.45%
        12/31/2007        N/A     25.551            0
VISL 8       2.75%
        12/31/2007        N/A     24.515            0
VISL 9       2.60%
        12/31/2007        N/A     25.028            0
--------------------------------------------------------------------------------
        The Allianz Vision(SM) Variable Annuity Contract*SAI*_______, 2008
--------------------------------------------------------------------------------





                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2007

     (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

             Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2007, and the related statements of operations for the year or period in the period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.



Minneapolis, Minnesota
April 15, 2008

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                                           ALGER       ALGER
                                                       AIM V.I.                 AIM V.I.     ALGER        AMERICAN    AMERICAN
                                                        CAPITAL     AIM V.I.   INTERNATIONAL AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION CORE EQUITY   GROWTH      GROWTH       ALLCAP      GROWTH
                                                         FUND         FUND        FUND      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      9,377        5,199       2,487       6,333        3,820       8,954
      Contracts in annuity payment period (note 2)             13            -           6          19           61           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------

          *Investment shares                                  320          179          74         129           70         379
           Investments at cost                             $8,393        4,491       1,337       7,005        3,599       7,330


                               See accompanying notes to financial statements
                                                     3

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                                          AZL
                                                         ALGER                                                          DREYFUS
                                                        AMERICAN     AZL AIM     AZL AIM         AZL                      FOUNDERS
                                                         SMALL      BASIC VALUE  INTERNATIONAL COLUMBIA     AZL DAVIS    EQUITY
                                                      CAPITALIZATION    FUND       EQUITY      TECHNOLOGY   NY VENTURE    GROWTH
                                                       PORTFOLIO                   FUND          FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      1,076            -     300,817     101,711      395,370     287,421
      Contracts in annuity payment period (note 2)              -            -          21           2           73          51
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------

          *Investment shares                                   32            -      15,080       9,400       28,006      26,016
           Investments at cost                               $627            -     256,106      91,670      331,964     272,914




                               See accompanying notes to financial statements
                                                     4

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                    AZL
                                                         AZL                       FRANKLIN
                                                        DREYFUS      AZL FIRST      SMALL        AZL                      AZL
                                                        PREMIER    TRUST TARGET      CAP         FUSION                   FUSION
                                                       SMALL CAP   DOUBLE PLAY     VALUE       BALANCED    AZL FUSION   MODERATE
                                                      VALUE FUND       FUND         FUND         FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     57,090         87,109   282,984     357,829    1,103,016     809,280
      Contracts in annuity payment period (note 2)             16              -         9         126            -           6
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------

          *Investment shares                                5,058          8,096    17,182      29,437       85,241      65,003
           Investments at cost                            $61,911         87,395   283,787     332,708    1,014,995     744,873


                               See accompanying notes to financial statements
                                                     5

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL                      AZL LEGG
                                                       JENNISON        AZL        MASON     AZL LEGG      AZL LMP    AZL MONEY
                                                         20/20      JENNISON     GROWTH       MASON     LARGE CAP     MARKET
                                                      FOCUS FUND  GROWTH FUND     FUND     VALUE FUND  GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    198,056       60,239     188,913     173,258      146,777     576,018
      Contracts in annuity payment period (note 2)             11            -           -          51           50         129
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------

          *Investment shares                               13,338        4,426      14,014      14,359       11,996     576,147
           Investments at cost                           $180,158       54,763     178,573     165,088      124,156     576,148


                               See accompanying notes to financial statements
                                                     6

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                       AZL
                                                                  LNEUBERGER                                         AZL
                                                       AZL NACM      BERMAN     AZL OCC      AZL OCC                OPPENHEIMER
                                                      INTERNATIONA  REGENCY    OPPORTUNITY RENAISSANCE    AZL OCC     GLOBAL
                                                         FUND         FUND        FUND        FUND      VALUE FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      6,280       39,787     163,905           -      435,178     211,936
      Contracts in annuity payment period (note 2)              -            -           9           -           59           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------

          *Investment shares                                  658        3,778      10,950           -       34,819      14,082
           Investments at cost                             $6,596       39,926     158,884           -      463,971     179,381


                               See accompanying notes to financial statements
                                                     7

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                   AZL PIMCO                   AZL        AZL
                                                           AZL                     FUNDAMENTAL               SCHRODER    SCHRODER
                                                        OPPENHEIMER      AZL        INDEXPLUS                EMERGING    EMERGING
                                                       INTERNATIONAL OPPENHEIMER     TOTAL     AZL S&P       MARKETS     MARKETS
                                                         GROWTH      MAIN STREET    RETURN     500 INDEX   EQUITY FUND   EQUITY
                                                          FUND           FUND         FUND       FUND       CL 1 FUND     CL 2
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    240,548      134,696       7,075      27,330          335     169,309
      Contracts in annuity payment period (note 2)              -            -           -           -            -           4
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------

          *Investment shares                               11,654       10,854         692       2,772           24      12,305
           Investments at cost                           $207,731      124,397       7,373      27,971          343     151,530


                               See accompanying notes to financial statements
                                                     8

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL
                                                       SCHRODER                   AZL         AZL                      AZL
                                                      INTERNATIONAL AZL SMALL  TARGETPLUS  TARGETPLUS       AZL     TARGETPLUS
                                                       SMALL CAP   CAP STOCK    BALANCED     EQUITY     TARGETPLUS   MODERATE
                                                         FUND     LINDEX FUND     FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     10,474       11,585      10,810      84,465       37,794      22,400
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------

          *Investment shares                                1,123        1,250       1,077       7,991        3,806       2,231
           Investments at cost                            $10,904       12,419      10,935      86,375       38,637      22,951


                               See accompanying notes to financial statements
                                                     9

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                         AZL                                                          AZL VAN
                                                        TURNER                              AZL VAN                   KAMPEN
                                                      QUANTITATIVE  AZL VAN     AZL VAN      KAMPEN        AZL VAN    GLOBAL
                                                       SMALL CAP     KAMPEN      KAMPEN    EQUITY AND  KAMPEN GLOBAL  REAL
                                                        GROWTH     AGGRESSIVE   COMSTOCK     INCOME      FRANCHISE    ESTATE
                                                         FUND     GROWTH FUND     FUND        FUND          FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -              -         -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -              -         -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     33,333            -     564,351     242,363        406,280    84,856
      Contracts in annuity payment period (note 2)              -            -          16           -             12         -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,584            -      50,345      19,281         20,761     7,764
           Investments at cost                            $31,640            -     543,397     224,717        334,304    91,922


                               See accompanying notes to financial statements
                                                    10

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL VAN
                                                        KAMPEN       AZL VAN     AZL VAN
                                                      GROWTH AND   KAMPEN MID    KAMPEN     DAVIS VA     DAVIS VA     DAVIS VA
                                                        INCOME     CAP GROWTH   STRATEGIC   FINANCIAL  REAL ESTATE     VALUE
                                                         FUND         FUND     GROWTH FUND  PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                       323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                         $323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    323,329      464,768           -      97,917        1,605      166,579
      Contracts in annuity payment period (note 2)             46            2           -           8            -           48
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------

          *Investment shares                               24,971       29,812           -       6,862          140       11,507
           Investments at cost                           $287,847      405,238           -      90,271        1,778      116,050


                               See accompanying notes to financial statements
                                                    11

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                              FRANKLIN   FRANKLIN
                                                       DREYFUS                    FRANKLIN    GROWTH    HIGH INCOME
                                                       IP SMALL                    GLOBAL     AND        SECURITIES   FRANKLIN
                                                       CAP STOCK     DREYFUS   COMMUNICATIONS INCOME       FUND       INCOME
                                                         INDEX    STOCK INDEX    SECURITIES   SECURITIES             SECURITIES
                                                       PORTFOLIO      FUND          FUND        FUND                    FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -              -        -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -              -        -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    223,519      329,491        274,591  438,222      193,963   1,235,077
      Contracts in annuity payment period (note 2)              1            2            409    1,315          194       1,072
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------

          *Investment shares                               12,671        8,808         22,116   29,329       29,267      71,053
           Investments at cost                           $192,961      263,906        269,068  449,211      200,208   1,125,941


                               See accompanying notes to financial statements
                                                    12

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN                             FRANKLIN     FRANKLIN    FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING     SMALL CAP    SMALL-MID
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS     VALUE     CAP GROWTH
                                                      SECURITIES     MONEY       ESTATE    SECURITIES   SECURITIES  SECURITIES
                                                        FUND       MARKET FUND    FUND         FUND        FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    293,791       26,756     306,183     548,765      149,012     242,259
      Contracts in annuity payment period (note 2)            206          224         298         757          180         240
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------

          *Investment shares                               16,966       26,980      12,220      28,355        8,707      10,496
           Investments at cost                           $250,769       26,936     318,453     448,175      121,340     191,304


                               See accompanying notes to financial statements
                                                    13

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN
                                                       TEMPLETON
                                                          VIP                                J.P.           J.P.
                                                       FOUNDING     FRANKLIN    FRANKLIN     MORGAN     MORGAN U.S.   JENNISON
                                                         FUNDS        U.S.        ZERO     INTERNATIONAL LARGE CAP      20/20
                                                      ALLOCATION   GOVERNMENT    COUPON    OPPORTUNITIES CORE EQUITY     FOCUS
                                                         FUND         FUND      2010 FUND   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     41,977      429,188      90,850         491          596     111,080
      Contracts in annuity payment period (note 2)              -          532          61           -            -          10
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------------------

          *Investment shares                                4,509       33,644       5,577          31           38       7,040
           Investments at cost                            $42,505      429,833      89,219         330          536      91,829


                               See accompanying notes to financial statements
                                                    14

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)

                                                     MUTUAL     MUTUAL                 OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                   DISCOVERY     SHARES     OPCAP MID     GLOBAL       HIGH        MAIN
                                                   SECURITIES  SECURITIES      CAP      SECURITIES    INCOME      STREET
                                                      FUND        FUND     PORTFOLIO     FUND/VA       FUND/VA    FUND/VA
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                   $893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                    893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                      $893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                 893,509   1,160,083      31,117      205,359      29,717     138,998
      Contracts in annuity payment period (note 2)         237         461           -          174           -          66
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)           $893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------

          *Investment shares                            37,636      57,368       1,920        5,616       3,738       5,430
           Investments at cost                        $676,962     994,216      30,798      137,227      30,579      98,344


                               See accompanying notes to financial statements
                                                    15

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                PIMCO VIT   PIMCO VIT
                                                                COMMODITY   EMERGING     PIMCO VIT               PIMCO VIT
                                                    PIMCO VIT  REALRETURN    MARKETS   GLOBAL BOND   PIMCO VIT     REAL
                                                   ALL ASSET    STRATEGY      BOND      PORTFOLIO   HIGH YIELD    RETURN
                                                   PORTFOLIO    PORTFOLIO   PORTFOLIO   (UNHEDGED)   PORTFOLIO   PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                   $180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                    180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                      $180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                 180,284     112,433      44,213       55,781     173,254     249,353
      Contracts in annuity payment period (note 2)          18           -           -            -          31          83
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)           $180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------

          *Investment shares                            15,384       8,422       3,234        4,365      21,526      19,844
           Investments at cost                        $180,151     102,956      44,478       53,685     174,640     249,240



                               See accompanying notes to financial statements
                                                    16

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                     SP
                                                    PIMCO VIT                                        STRATEGIC              L
                                                   STOCKSPLUS   PIMCO VIT   SELIGMAN     SELIGMAN    PARTNERS    SP
                                                   GROWTH AND     TOTAL      GLOBAL    SMALLER-CAP    FOCUSED   INTERNATIONA
                                                     INCOME      RETURN    TECHNOLOGY     VALUE       GROWTH      GROWTH
                                                   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                     18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                       $18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  18,349     505,648       2,408      126,711      26,746      29,477
      Contracts in annuity payment period (note 2)           -         183           -           54           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)            $18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------

          *Investment shares                             1,662      48,220         130        7,366       3,327       3,526
           Investments at cost                         $14,437     495,662       2,186      111,847      22,225      25,765


                               See accompanying notes to financial statements
                                                    17

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                TEMPLETON                TEMPLETON
                                                    TEMPLETON  DEVELOPING   TEMPLETON     GLOBAL     TEMPLETON   VAN
                                                     ASSET       MARKETS     FOREIGN      INCOME      GROWTH    KAMPEN LIT
                                                    STRATEGY   SECURITIES  SECURITIES   SECURITIES  SECURITIES  ENTERPRISE
                                                      FUND        FUND        FUND         FUND       FUND       PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                     15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                       $15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  14,993     342,269     443,309       83,932     869,448         149
      Contracts in annuity payment period (note 2)          24         145         477          151         766           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)            $15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------

          *Investment shares                             1,018      21,348      21,725        5,002      56,140           9
           Investments at cost                         $17,751     210,403     317,365       76,700     763,582         174


                               See accompanying notes to financial statements
                                                    18

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                       VAN
                              VAN KAMPEN KAMPEN LIT
                              LIT GROWTH STRATEGIC
                                                   AND INCOME    GROWTH     TOTAL ALL
                                                   PORTFOLIO    PORTFOLIO     FUNDS
                                                  -------------------------------------

 Assets:
    Investments at net asset value*                       $975       4,019  19,849,987
                                                  -------------------------------------
                                                  -------------------------------------
       Total Assets                                        975       4,019
                                                                            19,849,987
                                                  -------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -
                                                  -------------------------------------
                                                  -------------------------------------
      Total Liabilities                                      -           -
                                                                                     -
                                                  -------------------------------------
                                                  -------------------------------------
      Net Assets                                          $975       4,019
                                                                            19,849,987
                                                  -------------------------------------

 Contract Owners' Equity:

      Contracts in accumulation period                     975       4,019  19,840,769
      Contracts in annuity payment period (note 2)           -           -       9,218
                                                  -------------------------------------
                                                  -------------------------------------
     Total Contract Owners' Equity (note 6)               $975       4,019
                                                                            19,849,987
                                                  -------------------------------------

          *Investment shares                                46         121   1,900,002
           Investments at cost                            $768       3,314  17,815,458


                               See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                                           ALGER       ALGER
                                                       AIM V.I.                 AIM V.I.      ALGER        AMERICAN    AMERICAN
                                                        CAPITAL     AIM V.I.   INTERNATIONAL AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION CORE EQUITY    GROWTH      GROWTH       ALLCAP      GROWTH
                                                         FUND         FUND        FUND       PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-           59          10          23            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              175          136          77         100           56         158
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (175)         (77)        (67)        (77)         (56)       (158)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -            -       1,221
    Realized gains (losses) on sales of investments,
net                                                           261          232         436       (472)         (53)         363
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     261          232         436       (472)         (53)       1,584
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           943          187        (62)       1,660        1,136         906
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,204          419         374       1,188        1,083       2,490
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,029          342         307       1,111        1,027       2,332
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    20

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                                       AZL
                                                       ALGER                                                          DREYFUS
                                                       AMERICAN     AZL AIM     AZL AIM        AZL                   FOUNDERS
                                                         SMALL    BASIC VALUE  INTERNATIONAL COLUMBIA     AZL DAVIS    EQUITY
                                                      CAPITALIZATION  FUND       EQUITY    TECHNOLOGY   NY VENTURE    GROWTH
                                                       PORTFOLIO                  FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          951       1,411           -        1,806         108
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               18        2,471       5,284       1,327        7,690       3,300
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (18)      (1,520)     (3,873)     (1,327)      (5,884)     (3,192)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -       21,482      11,183          44            -       4,215
    Realized gains (losses) on sales of investments,
net                                                            40       22,293      20,840       3,414       18,048       5,295
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      40       43,775      32,023       3,458       18,048       9,510
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           126     (36,617)     (1,918)       7,414      (4,716)       1,200
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   166        7,158      30,105      10,872       13,332      10,710
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $148        5,638      26,232       9,545        7,448       7,518
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    21

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                         AZL
                                                        DREYFUS      AZL FIRST      AZL        AZL                    AZL
                                                        PREMIER    TRUST TARGET   FRANKLIN   FUSION                   FUSION
                                                       SMALL CAP   DOUBLE PLAY    SMALL CAP  BALANCED   AZL FUSION   MODERATE
                                                      VALUE FUND       FUND      VALUE FUND    FUND    GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $174              -       1,668     4,311        4,849       6,992
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            1,399            810       6,575     5,919       20,678      14,149
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,225)          (810)     (4,907)   (1,608)     (15,829)     (7,157)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       4,191              -      11,378     3,913       16,714      11,231
    Realized gains (losses) on sales of investments,
net                                                         1,652          (292)      11,704     6,872       23,210      15,803
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   5,843          (292)      23,082    10,785       39,924      27,034
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      (11,696)          (286)    (39,216)     5,567        4,456       8,200
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (5,853)          (578)    (16,134)    16,352       44,380      35,234
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(7,078)        (1,388)    (21,041)    14,744       28,551      28,077
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    22

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                        AZL                      AZL LEGG
                                                       JENNISON        AZL        MASON     AZL LEGG      AZL LMP    AZL MONEY
                                                         20/20      JENNISON     GROWTH       MASON     LARGE CAP     MARKET
                                                      FOCUS FUND  GROWTH FUND     FUND     VALUE FUND  GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $343            -           -           -            -      24,173
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            3,408        1,020       2,507       3,939        3,191       9,477
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (3,065)      (1,020)     (2,507)     (3,939)      (3,191)      14,696
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       6,136            -       2,497       3,079            -           -
    Realized gains (losses) on sales of investments,
net                                                         6,993        1,612       4,719       9,003        6,493           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  13,129        1,612       7,216      12,082        6,493           -
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,077        3,416       4,069    (23,925)          916           1
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                15,206        5,028      11,285    (11,843)        7,409           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $12,141        4,008       8,778    (15,782)        4,218      14,697
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     23

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                       AZL
                                                                  LNEUBERGER                                         AZL
                                                       AZL NACM      BERMAN     AZL OCC      AZL OCC                OPPENHEIMER
                                                      INTERNATIONAL REGENCY    OPPORTUNITY RENAISSANCE    AZL OCC     GLOBAL
                                                         FUND         FUND        FUND        FUND      VALUE FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $13            3           -       3,024        2,705       1,081
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               40          744       3,258       4,715        5,703       4,355
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (27)        (741)     (3,258)     (1,691)      (2,998)     (3,274)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -      20,209      83,816       15,425       6,966
    Realized gains (losses) on sales of investments,
net                                                          (67)          334       7,746    (30,796)        7,895      11,664
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (67)          334      27,955      53,020       23,320      18,630
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (316)      (1,154)    (16,027)    (28,368)     (64,919)     (8,185)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (383)        (820)      11,928      24,652     (41,599)      10,445
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(410)      (1,561)       8,670      22,961     (44,597)       7,171
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    24

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                  AZL PIMCO                   AZL         AZL
                                                          AZL                     FUNDAMENTAL               SCHRODER    SCHRODER
                                                        OPPENHEIMER      AZL      INDEXPLUS                EMERGING    EMERGING
                                                       INTERNATIONAL OPPENHEIMER     TOTAL     AZL S&P      MARKETS      MARKETS
                                                          GROWTH      MAIN STREET  RETURN     500 INDEX   EQUITY FUND    EQUITY
                                                           FUND           FUND       FUND        FUND         CL 1      FUND CL 2
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,236          697         531         257            -          10
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            4,171        2,643         115         182            3       1,790
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,935)      (1,946)         416          75          (3)     (1,780)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       3,546        6,729           8          58            -           -
    Realized gains (losses) on sales of investments,
net                                                        14,763        4,696          28        (82)           35       5,892
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  18,309       11,425          36        (24)           35       5,892
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           598      (7,781)       (263)       (641)          (8)      12,515
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                18,907        3,644       (227)       (665)           27      18,407
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $15,972        1,698         189       (590)           24      16,627
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    25

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL
                                                       SCHRODER                 AZL         AZL                      AZL
                                                      INTERNATIONAL  AZL SMALL  TARGETPLUS  TARGETPLUS       AZL     TARGETPLUS
                                                       SMALL CAP   CAP STOCK    BALANCED     EQUITY     TARGETPLUS   MODERATE
                                                         FUND     LINDEX FUND     FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          227         179         660          382         285
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               71           73          59         807          227         116
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (71)          154         120       (147)          155         169
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -          115           -         159            -           -
    Realized gains (losses) on sales of investments,
net                                                         (168)        (106)         (7)       (176)        (211)       (177)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (168)            9         (7)        (17)        (211)       (177)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (430)        (834)       (125)     (1,910)        (843)       (550)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (598)        (825)       (132)     (1,927)      (1,054)       (727)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(669)        (671)        (12)     (2,074)        (899)       (558)
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    26

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                         AZL                                                           AZL VAN
                                                        TURNER                              AZL VAN                    KAMPEN
                                                      QUANTITATIVE  AZL VAN     AZL VAN      KAMPEN        AZL VAN     GLOBAL
                                                       SMALL CAP     KAMPEN      KAMPEN    EQUITY AND  KAMPEN GLOBAL   REAL
                                                        GROWTH     AGGRESSIVE   COMSTOCK     INCOME      FRANCHISE     ESTATE
                                                         FUND     GROWTH FUND     FUND        FUND          FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -       7,833       3,761              -       459
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              761        1,543      10,485       4,536          8,250     1,811
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (761)      (1,543)     (2,652)       (775)        (8,250)   (1,352)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         975       18,065      13,507       5,554          7,289       357
    Realized gains (losses) on sales of investments,
net                                                         1,545        8,519      22,614       7,512         26,607     1,399
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   2,520       26,584      36,121      13,066         33,896     1,756
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (647)     (10,590)    (63,244)    (10,511)          2,872  (14,183)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,873       15,994    (27,123)       2,555         36,768  (12,427)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,112       14,451    (29,775)       1,780         28,518  (13,779)
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   27

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL VAN
                                                        KAMPEN       AZL VAN     AZL VAN
                                                      GROWTH AND   KAMPEN MID    KAMPEN     DAVIS VA     DAVIS VA    DAVIS VA
                                                        INCOME     CAP GROWTH   STRATEGIC   FINANCIAL  REAL ESTATE     VALUE
                                                         FUND         FUND     GROWTH FUND  PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $4,435           85           -       1,155           73       1,935
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            6,933        6,287       2,335       2,340           38       3,482
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,498)      (6,202)     (2,335)     (1,185)           35     (1,547)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                      14,944       15,616      21,677       5,758          512       6,753
    Realized gains (losses) on sales of investments,
net                                                        19,401       15,636      24,628      10,469          192      14,515
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  34,345       31,252      46,305      16,227          704      21,268
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      (29,641)       24,763    (24,325)    (23,864)      (1,093)    (14,321)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 4,704       56,015      21,980     (7,637)        (389)       6,947
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $2,206       49,813      19,645     (8,822)        (354)       5,400
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    28

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                              FRANKLIN
                                                                                  FRANKLIN    GROWTH      FRANKLIN
                                                       DREYFUS IP                  GLOBAL     AND          HIGH       FRANKLIN
                                                       SMALL CAP    DREYFUS    COMMUNICATIONS INCOME       INCOME       INCOME
                                                      STOCK INDEX     STOCK      SECURITIES   SECURITIES SECURITIES   SECURITIES
                                                       PORTFOLIO   INDEX FUND       FUND        FUND       FUND         FUND
                                                      ---------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                     $1,102       5,492              -    12,450      14,767       43,750
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                             5,185       7,114          4,109     8,454       3,848       21,088
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Investment Income (loss), net               (4,083)     (1,622)        (4,109)     3,996      10,919       22,662
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       11,832           -              -    28,735           -        8,015
    Realized gains (losses) on sales of investments,
net                                                         16,026      25,175          4,036     8,683     (1,728)       30,767
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Realized gains (losses) on                   27,858      25,175          4,036    37,418     (1,728)       38,782
investments, net
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (28,325)    (10,806)         45,281  (63,994)     (7,638)     (42,106)
                                                      ---------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                  (467)      14,369         49,317  (26,576)     (9,366)      (3,324)
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $(4,550)      12,747         45,208  (22,580)       1,553       19,338
operations
                                                      ---------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    29

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN                             FRANKLIN     FRANKLIN    FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING     SMALL CAP    SMALL-MID
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS     VALUE     CAP GROWTH
                                                      SECURITIES     MONEY       ESTATE    SECURITIES   SECURITIES  SECURITIES
                                                         FUND     MARKET FUND     FUND        FUND         FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $2,715        1,274      10,495      16,303        1,297           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            5,930          401       8,034      11,611        3,566       4,666
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (3,215)          873       2,461       4,692      (2,269)     (4,666)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       2,477            -      31,667       9,755       12,782      19,718
    Realized gains (losses) on sales of investments,
net                                                        14,409            -      17,864      38,063       14,710      16,797
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  16,886            -      49,531      47,818       27,492      36,515
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,235            -   (155,934)    (77,137)     (30,984)     (6,906)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                19,121            -   (106,403)    (29,319)      (3,492)      29,609
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $15,906          873   (103,942)    (24,627)      (5,761)      24,943
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    30

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN
                                                       TEMPLETON
                                                          VIP                                 J.P.         J.P.
                                                       FOUNDING     FRANKLIN    FRANKLIN     MORGAN      MORGAN U.S.   JENNISON
                                                         FUNDS        U.S.        ZERO     INTERNATIONAL LARGE CAP      20/20
                                                      ALLOCATION   GOVERNMENT    COUPON    OPPORTUNITIES CORE EQUITY     FOCUS
                                                         FUND         FUND      2010 FUND   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-       22,167       4,411           5            7         132
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               90        7,827       1,594           8           11       2,308
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (90)       14,340       2,817         (3)          (4)     (2,176)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -            -      10,403
    Realized gains (losses) on sales of investments,
net                                                          (57)      (3,628)       (423)          24           17      11,648
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (57)      (3,628)       (423)          24           17      22,051
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (528)       10,372       3,409          16         (11)    (10,668)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (585)        6,744       2,986          40            6      11,383
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(675)       21,084       5,803          37            2       9,207
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    31

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)

                                                       MUTUAL        MUTUAL                OPPENHEIMER              OPPENHEIMER
                                                       DISCOVERY     SHARES     OPCAP MID    GLOBAL    OPPENHEIMER     MAIN
                                                      SECURITIES   SECURITIES      CAP     SECURITIES  HIGH INCOME    STREET
                                                         FUND         FUND      PORTFOLIO    FUND/VA     FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $13,181       18,284          37       3,256        2,589       1,614
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                           15,952       21,441         456       4,440          651       2,983
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,771)      (3,157)       (419)     (1,184)        1,938     (1,369)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                      10,661       43,765         689      11,834            -           -
    Realized gains (losses) on sales of investments,
net                                                        59,795       53,442         617      20,544        (180)      10,885
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  70,456       97,207       1,306      32,378        (180)      10,885
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         8,728     (80,557)       (391)    (20,473)      (2,414)     (5,099)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                79,184       16,650         915      11,905      (2,594)       5,786
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $76,413       13,493         496      10,721        (656)       4,417
operations
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    32

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                    PIMCO VIT   PIMCO VIT   PIMCO VIT
                                                                   COMMODITY    EMERGING     GLOBAL                  PIMCO VIT
                                                       PIMCO VIT   REALRETURN    MARKETS      BOND       PIMCO VIT     REAL
                                                       ALL ASSET    STRATEGY      BOND      PORTFOLIO   HIGH YIELD    RETURN
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO  (UNHEDGED)   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $13,947        4,196       2,298       1,332       13,555      11,748
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            3,457        1,689         752         736        3,655       4,664
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net               10,490        2,507       1,546         596        9,900       7,084
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -         875         119            -         576
    Realized gains (losses) on sales of investments,
net                                                           581        (671)          76         125          347     (4,113)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     581        (671)         951         244          347     (3,537)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           231       14,960     (1,092)       2,227      (7,396)      16,616
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   812       14,289       (141)       2,471      (7,049)      13,079
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $11,302       16,796       1,405       3,067        2,851      20,163
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    33

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                            SP
                                                       PIMCO VIT                                        STRATEGIC
                                                      STOCKSPLUS    PIMCO VIT   SELIGMAN    SELIGMAN     PARTNERS    SP
                                                      GROWTH AND     TOTAL       GLOBAL    SMALLER-CAP   FOCUSED    INTERNATIONAL
                                                        INCOME       RETURN    TECHNOLOGY     VALUE       GROWTH      GROWTH
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,515       24,227           -           -            -         101
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              372        9,253          47       2,882          591         450
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                1,143       14,974        (47)     (2,882)        (591)       (349)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -      13,777        1,023       3,913
    Realized gains (losses) on sales of investments,
net                                                         1,242      (2,161)          45      10,961        1,726       1,566
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   1,242      (2,161)          45      24,738        2,749       5,479
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,346)       19,947         344    (17,213)        1,111     (1,916)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (104)       17,786         389       7,525        3,860       3,563
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,039       32,760         342       4,643        3,269       3,214
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     34

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                    TEMPLETON               TEMPLETON
                                                       TEMPLETON   DEVELOPING   TEMPLETON    GLOBAL      TEMPLETON   VAN
                                                         ASSET      MARKETS      FOREIGN     INCOME       GROWTH    KAMPEN LIT
                                                       STRATEGY    SECURITIES  SECURITIES  SECURITIES   SECURITIES  ENTERPRISE
                                                         FUND         FUND        FUND         FUND        FUND      PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $2,792        8,415       9,699         841       12,736           1
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              216        6,467       7,609         649       15,492           3
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                2,576        1,948       2,090         192      (2,756)         (2)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       3,615       26,955      21,005           -       39,251           -
    Realized gains (losses) on sales of investments,
net                                                          (43)       46,222      29,997         995       31,799        (14)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   3,572       73,177      51,002         995       71,050        (14)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (4,781)        4,432       5,188       2,249     (66,815)          34
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (1,209)       77,609      56,190       3,244        4,235          20
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,367       79,557      58,280       3,436        1,479          18
operations
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                     35

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                        VAN           VAN KAMPEN
                                                      KAMPEN LIT          LIT
                                                      GROWTH AND       STRATEGIC
                                                      INCOME             GROWTH
                                                      PORTFOLIO        PORTFOLIO    TOTAL
                                                      -------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $17            -     360,652
                                                      -------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               17           78     372,583
                                                      -------------------------------------
                                                      -------------------------------------
               Investment Income (loss), net                    -         (78)    (11,931)
                                                      -------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                          39            -     658,803
    Realized gains (losses) on sales of investments,
net                                                            22          181     789,135
                                                      -------------------------------------
                                                      -------------------------------------
               Realized gains (losses) on                      61          181   1,447,938
investments, net
                                                      -------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (47)          496   (867,050)
                                                      -------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    14          677     580,888
                                                      -------------------------------------
                                                      -------------------------------------
 Net increase (decrease) in net assets from                   $14          599     568,957
operations
                                                      -------------------------------------


                               See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)

                                                          AIM V.I. CAPITAL       AIM V.I. CORE EQUITY   AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND              FUND                 GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(175)        (204)        (77)         (9)         (67)        (22)
      Realized gains (losses) on investments, net             261      (4,955)         232       (283)          436         165
      Net change in unrealized appreciation
        (depreciation) on investments                         943          286         187       1,178         (62)         549
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,029      (4,873)         342         886          307         692
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                        13           20           -           -            7           -
      Transfers between funds  (note 2)                   (1,137)        4,413       (212)       (720)        (250)       (177)
      Surrenders and terminations, net                    (2,299)      (2,029)     (1,571)       (990)        (600)       (300)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                  (14)          (9)         (4)         (5)          (8)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,437)        2,395     (1,787)     (1,715)        (851)       (481)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,408)      (2,478)     (1,445)       (829)        (544)         211
 Net assets at beginning of period                         11,798       14,276       6,644       7,473        3,037       2,826
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,390       11,798       5,199       6,644        2,493       3,037
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     37

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                    ALGER AMERICAN
                                                        ALGER AMERICAN GROWTH     LEVERAGED ALLCAP       ALGER AMERICAN MIDCAP
                                                             PORTFOLIO                PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(77)        (103)        (56)        (52)        (158)       (176)
      Realized gains (losses) on investments, net           (472)        (786)        (53)       (293)        1,584       1,658
      Net change in unrealized appreciation
        (depreciation) on investments                       1,660        1,124       1,136         910          906       (707)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,111          235       1,027         565        2,332         775
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -           1           -            -           -
      Transfers between funds  (note 2)                     (434)        (710)       (115)       (148)      (1,021)     (1,091)
      Surrenders and terminations , net                   (1,427)      (1,173)       (552)       (519)      (1,780)     (1,488)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                   (3)          (3)         (3)         (2)          (5)         (7)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,864)      (1,886)       (669)       (669)      (2,806)     (2,586)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (753)      (1,651)         358       (104)        (474)     (1,811)
 Net assets at beginning of period                          7,105        8,756       3,523       3,627        9,429      11,240
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,352        7,105       3,881       3,523        8,955       9,429
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     38

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                          ALGER AMERICAN SMALL
                                                           CAPITALIZATION        AZL AIM BASIC VALUE     AZL AIM INTERNATIONAL
                                                             PORTFOLIO                  FUND                 EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(18)         (19)     (1,520)     (3,150)      (3,873)     (2,759)
      Realized gains (losses) on investments, net              40           69      43,775      10,940       32,023      10,191
      Net change in unrealized appreciation
        (depreciation) on investments                         126          125    (36,617)       9,432      (1,918)      26,511
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     148          175       5,638      17,222       26,232      33,943
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -       7,524      17,217       53,138      41,667
      Transfers between funds  (note 2)                       (8)         (62)   (182,712)    (19,682)       21,678      36,180
      Surrenders and terminations, net                       (81)        (202)    (10,725)     (9,575)     (18,915)     (8,329)
      Rescissions                                               -            -        (90)       (524)      (1,665)     (1,172)
      Bonus (recapture)                                         -            -         104         204          996         711
      Contract maintenance charges (note 2)                   (1)          (1)        (28)        (58)         (64)        (49)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (90)        (265)   (185,927)    (12,418)       55,168      69,008
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             58         (90)   (180,289)       4,804       81,400     102,951
 Net assets at beginning of period                          1,018        1,108     180,289     175,485      219,438     116,487
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,076        1,018           -     180,289      300,838     219,438
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     39

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                            AZL COLUMBIA         AZL DAVIS NY VENTURE    AZL DREYFUS FOUNDERS
                                                          TECHNOLOGY FUND               FUND              EQUITY GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,327)        (993)     (5,884)     (5,112)      (3,192)     (1,730)
      Realized gains (losses) on investments, net           3,458          890      18,048       5,978        9,510       6,863
      Net change in unrealized appreciation
        (depreciation) on investments                       7,414        (147)     (4,716)      36,983        1,200       4,488
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   9,545        (250)       7,448      37,849        7,518       9,621
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    11,434        7,784      56,546      72,604       22,751      12,074
      Transfers between funds  (note 2)                    37,625      (3,562)    (32,228)      17,723      154,630      15,176
      Surrenders and terminations, net                    (5,256)      (2,401)    (24,990)    (14,900)     (15,713)     (4,999)
      Rescissions                                           (379)        (291)     (1,144)     (1,262)        (425)       (384)
      Bonus (recapture)                                       255          162         654         759          331         169
      Contract maintenance charges (note 2)                  (43)         (23)        (64)       (109)         (56)        (20)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      43,636        1,669     (1,226)      74,815      161,518      22,016
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         53,181        1,419       6,222     112,664      169,036      31,637
 Net assets at beginning of period                         48,532       47,113     389,221     276,557      118,436      86,799
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $101,713       48,532     395,443     389,221      287,472     118,436
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    40

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                   AZL FIRST TRUST
                                                         AZL DREYFUS PREMIER     TARGET DOUBLE PLAY     AZL FRANKLIN SMALL CAP
                                                        SMALL CAP VALUE FUND            FUND                  VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,225)      (1,204)       (810)           -      (4,907)     (4,631)
      Realized gains (losses) on investments, net           5,843        4,865       (292)           -       23,082      23,152
      Net change in unrealized appreciation
        (depreciation) on investments                    (11,696)        2,725       (286)           -     (39,216)      14,214
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (7,078)        6,386     (1,388)           -     (21,041)      32,735
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    11,921       15,839      41,733           -       59,874      70,093
      Transfers between funds  (note 2)                  (14,785)      (4,368)      48,684           -     (63,272)       7,607
      Surrenders and terminations, net                    (3,907)      (2,084)     (1,490)           -     (19,363)    (11,732)
      Rescissions                                           (419)        (340)     (1,099)           -      (1,274)     (1,731)
      Bonus (recapture)                                       185          252         653           -          791         969
      Contract maintenance charges (note 2)                     3         (20)          16           -          (7)        (42)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (7,002)        9,279      88,497           -     (23,251)      65,164
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (14,080)       15,665      87,109           -     (44,292)      97,899
 Net assets at beginning of period                         71,186       55,521           -           -      327,285     229,386
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $57,106       71,186      87,109           -      282,993     327,285
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    41

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         AZL FUSION BALANCED      AZL FUSION GROWTH       AZL FUSION MODERATE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,608)      (3,065)    (15,829)    (11,666)      (7,157)     (7,854)
      Realized gains (losses) on investments, net          10,785        3,662      39,924       6,745       27,034       5,781
      Net change in unrealized appreciation
        (depreciation) on investments                       5,567       15,974       4,456      68,906        8,200      44,932
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  14,744       16,571      28,551      63,985       28,077      42,859
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    83,096      108,768     316,144     408,777      214,906     308,564
      Transfers between funds  (note 2)                    12,499       38,880    (67,113)      91,917     (23,219)       8,870
      Surrenders and terminations, net                   (21,368)      (9,858)    (54,147)    (12,985)     (41,839)    (17,797)
      Rescissions                                         (1,556)      (2,814)     (9,133)    (12,817)      (4,493)     (9,715)
      Bonus (recapture)                                     1,060        2,562       5,237       7,273        2,150       4,178
      Contract maintenance charges (note 2)                  (35)           47       (102)          84        (190)          28
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      73,696      137,585     190,886     482,249      147,315     294,128
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         88,440      154,156     219,437     546,234      175,392     336,987
 Net assets at beginning of period                        269,515      115,359     883,579     337,345      633,894     296,907
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $357,955      269,515   1,103,016     883,579      809,286     633,894
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    42

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         AZL JENNISON 20/20      AZL JENNISON GROWTH     AZL LEGG MASON GROWTH
                                                             FOCUS FUND                 FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,065)      (2,293)     (1,020)       (828)      (2,507)     (1,669)
      Realized gains (losses) on investments, net          13,129        2,209       1,612       (166)        7,216       4,571
      Net change in unrealized appreciation
        (depreciation) on investments                       2,077       11,508       3,416         448        4,069     (3,735)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  12,141       11,424       4,008       (546)        8,778       (833)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    40,601       58,318      11,602      23,193       34,289      23,905
      Transfers between funds  (note 2)                     1,438       10,439       (577)     (9,048)       60,468     (2,961)
      Surrenders and terminations, net                    (9,547)      (4,128)     (3,002)     (1,480)      (8,964)     (4,113)
      Rescissions                                           (725)        (888)       (170)       (399)        (735)       (542)
      Bonus (recapture)                                       391          676         154         274          512         317
      Contract maintenance charges (note 2)                  (56)         (11)        (11)         (4)          (9)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      32,102       64,406       7,996      12,536       85,561      16,591
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         44,243       75,830      12,004      11,990       94,339      15,758
 Net assets at beginning of period                        153,824       77,994      48,235      36,245       94,574      78,816
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $198,067      153,824      60,239      48,235      188,913      94,574
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     43

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL LEGG MASON VALUE      AZL LMP LARGE CAP
                                                                FUND                 GROWTH FUND         AZL MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,939)      (3,845)     (3,191)     (3,203)       14,696      10,287
      Realized gains (losses) on investments, net          12,082        3,766       6,493       6,888            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                    (23,925)        8,783         916     (1,088)            1           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                (15,782)        8,704       4,218       2,597       14,697      10,287
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    22,718       45,410       7,668      15,414      342,462     266,201
      Transfers between funds  (note 2)                  (39,286)     (25,021)    (20,127)    (16,000)        9,768   (119,514)
      Surrenders and terminations, net                   (14,722)     (10,621)    (11,736)     (8,853)    (170,998)    (80,056)
      Rescissions                                           (448)      (1,020)       (183)       (331)     (10,485)     (8,188)
      Bonus (recapture)                                       314          431         105         219        3,561       3,700
      Contract maintenance charges (note 2)                  (15)         (40)        (43)        (74)        (166)        (79)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (31,439)        9,139    (24,316)     (9,625)      174,142      62,064
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (47,221)       17,843    (20,098)     (7,028)      188,839      72,351
 Net assets at beginning of period                        220,530      202,687     166,925     173,953      387,308     314,957
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $173,309      220,530     146,827     166,925      576,147     387,308
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    44

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                       AZL NACM INTERNATIONAL    AZL NEUBERGER BERMAN     AZL OCC OPPORTUNITY
                                                                FUND                REGENCY FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(27)            -       (741)        (60)      (3,258)     (3,002)
      Realized gains (losses) on investments, net            (67)            -         334          36       27,955      11,320
      Net change in unrealized appreciation
        (depreciation) on investments                       (316)            -     (1,154)       1,015     (16,027)       2,444
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (410)            -     (1,561)         991        8,670      10,762
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     2,954            -      14,515       7,136       17,033      26,646
      Transfers between funds  (note 2)                     3,990            -      10,317      11,112      (3,468)     (7,251)
      Surrenders and terminations, net                      (283)            -     (2,229)       (247)     (10,977)     (7,112)
      Rescissions                                            (15)            -       (322)       (277)        (440)     (1,016)
      Bonus (recapture)                                        43            -         211         121          310         443
      Contract maintenance charges (note 2)                     1            -          19           1         (35)        (29)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       6,690            -      22,511      17,846        2,423      11,681
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          6,280            -      20,950      18,837       11,093      22,443
 Net assets at beginning of period                              -            -      18,837           -      152,821     130,378
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,280            -      39,787      18,837      163,914     152,821
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    45

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                                        AZL OPPENHEIMER GLOBAL
                                                      AZL OCC RENAISSANCE FUND    AZL OCC VALUE FUND             FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,691)      (5,567)     (2,998)     (2,276)      (3,274)     (3,379)
      Realized gains (losses) on investments, net          53,020       38,666      23,320      19,701       18,630       8,829
      Net change in unrealized appreciation
        (depreciation) on investments                    (28,368)      (5,196)    (64,919)      17,100      (8,185)      17,103
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  22,961       27,903    (44,597)      34,525        7,171      22,553
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    14,436       22,643      14,847      14,064       32,905      44,091
      Transfers between funds  (note 2)                 (353,604)     (71,965)     249,680    (15,425)     (29,776)       4,379
      Surrenders and terminations, net                   (20,947)     (19,198)    (24,979)    (11,059)      (9,894)     (5,814)
      Rescissions                                           (443)        (426)       (350)       (203)      (1,142)     (1,099)
      Bonus (recapture)                                       141          232         192         174          463         580
      Contract maintenance charges (note 2)                  (58)         (84)          30        (39)         (27)        (43)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                   (360,475)     (68,798)     239,420    (12,488)      (7,471)      42,094
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (337,514)     (40,895)     194,823      22,037        (300)      64,647
 Net assets at beginning of period                        337,514      378,409     240,414     218,377      212,236     147,589
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-      337,514     435,237     240,414      211,936     212,236
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    46

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                           AZL OPPENHEIMER                               AZL PIMCO FUNDAMENTAL
                                                        INTERNATIONAL GROWTH     AZL OPPENHEIMER MAIN   INDEXPLUS TOTAL RETURN
                                                                FUND                 STREET FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,935)      (2,089)     (1,946)     (1,508)          416          71
      Realized gains (losses) on investments, net          18,309        5,186      11,425       4,061           36         236
      Net change in unrealized appreciation
        (depreciation) on investments                         598       21,989     (7,781)       9,886        (263)        (34)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  15,972       25,086       1,698      12,439          189         273
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    49,687       32,463      20,461      21,696        2,591       1,352
      Transfers between funds  (note 2)                    30,635       36,535     (4,677)       (559)          260       3,057
      Surrenders and terminations, net                   (13,094)      (5,513)     (6,753)     (4,127)        (430)        (34)
      Rescissions                                         (1,542)        (912)       (687)       (861)        (177)        (83)
      Bonus (recapture)                                       834          603         360         256           54          23
      Contract maintenance charges (note 2)                  (25)         (23)          20        (35)            1         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      66,495       63,153       8,724      16,370        2,299       4,314
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         82,467       88,239      10,422      28,809        2,488       4,587
 Net assets at beginning of period                        158,081       69,842     124,274      95,465        4,587           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $240,548      158,081     134,696     124,274        7,075       4,587
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    47

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                AZL SCHRODER EMERGING    AZL SCHRODER EMERGING
                                                                               MARKETS EQUITY FUND CL   MARKETS EQUITY FUND CL
                                                       AZL S&P 500 INDEX FUND             1                       2
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $75            -         (3)           -      (1,780)       (251)
      Realized gains (losses) on investments, net            (24)            -          35           -        5,892       (937)
      Net change in unrealized appreciation
        (depreciation) on investments                       (641)            -         (8)           -       12,515       5,268
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (590)            -          24           -       16,627       4,080
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    13,299            -          82           -       39,102      15,362
      Transfers between funds  (note 2)                    14,960            -         145           -       73,579      27,590
      Surrenders and terminations, net                      (416)            -        (10)           -      (5,130)       (351)
      Rescissions                                            (82)            -         (3)           -      (1,331)       (728)
      Bonus (recapture)                                       154            -           1           -          655         167
      Contract maintenance charges (note 2)                     5            -          96           -        (317)           8
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      27,920            -         311           -      106,558      42,048
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         27,330            -         335           -      123,185      46,128
 Net assets at beginning of period                              -            -           -           -       46,128           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $27,330            -         335           -      169,313      46,128
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   48

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                            AZL SCHRODER
                                                      INTERNATIONAL SMALL CAP    AZL SMALL CAP STOCK        AZL TARGETPLUS
                                                                FUND                 INDEX FUND             BALANCED FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(71)            -         154           -          120           -
      Realized gains (losses) on investments, net           (168)            -           9           -          (7)           -
      Net change in unrealized appreciation
        (depreciation) on investments                       (430)            -       (996)           -        (125)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (669)            -       (833)           -         (12)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     6,778            -       7,623           -        6,767           -
      Transfers between funds  (note 2)                     4,479            -       4,904           -        4,085           -
      Surrenders and terminations, net                       (87)            -        (82)           -            6           -
      Rescissions                                           (141)            -       (138)           -         (84)           -
      Bonus (recapture)                                       114            -         104           -           48           -
      Contract maintenance charges (note 2)                     -            -           7           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      11,143            -      12,418           -       10,822           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         10,474            -      11,585           -       10,810           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,474            -      11,585           -       10,810           -
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    49

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL TARGETPLUS EQUITY   AZL TARGETPLUS GROWTH       AZL TARGETPLUS
                                                                FUND                    FUND                MODERATE FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(147)            -         155           -          169           -
      Realized gains (losses) on investments, net            (17)            -       (211)           -        (177)           -
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,910)            -       (843)           -        (550)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (2,074)            -       (899)           -        (558)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    38,767            -      34,373           -       14,086           -
      Transfers between funds  (note 2)                    50,148            -       5,094           -        9,707           -
      Surrenders and terminations, net                    (2,172)            -       (350)           -        (422)           -
      Rescissions                                           (798)            -       (978)           -        (575)           -
      Bonus (recapture)                                       587            -         560           -          163           -
      Contract maintenance charges (note 2)                     7            -         (6)           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      86,539            -      38,693           -       22,958           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         84,465            -      37,794           -       22,400           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
-                                                         $84,465            -      37,794           -       22,400           -
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    50

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                             AZL TURNER
                                                       QUANTITATIVE SMALL CAP      AZL VAN KAMPEN           AZL VAN KAMPEN
                                                            GROWTH FUND        AGGRESSIVE GROWTH FUND       COMSTOCK FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(761)        (641)     (1,543)     (2,070)      (2,652)     (4,201)
      Realized gains (losses) on investments, net           2,520          384      26,584      12,272       36,121      43,312
      Net change in unrealized appreciation
        (depreciation) on investments                       (647)        2,033    (10,590)     (7,838)     (63,244)      23,820
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,112        1,776      14,451       2,364     (29,775)      62,931
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     6,825       14,989       7,992      13,842       45,591      57,747
      Transfers between funds  (note 2)                   (8,321)        (598)   (115,230)    (14,359)       66,912    (36,770)
      Surrenders and terminations, net                    (1,737)      (1,445)     (5,481)     (5,246)     (45,751)    (28,091)
      Rescissions                                           (211)        (312)       (184)       (405)      (1,108)     (1,446)
      Bonus (recapture)                                        85          225         143         210          528         601
      Contract maintenance charges (note 2)                  (11)          (3)        (17)        (20)         (74)       (119)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,370)       12,856   (112,777)     (5,978)       66,098     (8,078)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,258)       14,632    (98,326)     (3,614)       36,323      54,853
 Net assets at beginning of period                         35,591       20,959      98,326     101,940      528,044     473,191
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $33,333       35,591           -      98,326      564,367     528,044
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    51

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL VAN KAMPEN EQUITY   AZL VAN KAMPEN GLOBAL    AZL VAN KAMPEN GLOBAL
                                                          AND INCOME FUND          FRANCHISE FUND          REAL ESTATE FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(775)      (1,532)     (8,250)     (1,182)      (1,352)        (15)
      Realized gains (losses) on investments, net          13,066        5,846      33,896      14,489        1,756         438
      Net change in unrealized appreciation
        (depreciation) on investments                    (10,511)       14,778       2,872      39,662     (14,183)       7,118
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,780       19,092      28,518      52,969     (13,779)       7,541
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    54,967       46,273      75,664      69,594       43,645      18,889
      Transfers between funds  (note 2)                  (23,017)        5,217    (59,289)      23,732      (3,123)      37,246
      Surrenders and terminations, net                   (13,981)      (8,024)    (23,354)    (11,916)      (4,368)       (520)
      Rescissions                                         (1,237)      (1,084)     (2,157)     (1,639)      (1,166)       (386)
      Bonus (recapture)                                       610          327         773         842          601         251
      Contract maintenance charges (note 2)                  (46)         (18)        (73)        (18)           27         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      17,296       42,691     (8,436)      80,595       35,616      55,478
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         19,076       61,783      20,082     133,564       21,837      63,019
 Net assets at beginning of period                        223,287      161,504     386,210     252,646       63,019           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $242,363      223,287     406,292     386,210       84,856      63,019
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   52

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL VAN KAMPEN GROWTH     AZL VAN KAMPEN MID        AZL VAN KAMPEN
                                                          AND INCOME FUND          CAP GROWTH FUND      STRATEGIC GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,498)      (3,566)     (6,202)     (4,370)      (2,335)     (3,308)
      Realized gains (losses) on investments, net          34,345       29,817      31,252      16,777       46,305       5,498
      Net change in unrealized appreciation
        (depreciation) on investments                    (29,641)       16,661      24,763         718     (24,325)     (2,660)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,206       42,912      49,813      13,125       19,645       (470)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    37,293       45,270      53,080      56,587        9,035      19,795
      Transfers between funds  (note 2)                  (50,392)     (15,159)     142,745    (12,616)    (186,137)    (16,765)
      Surrenders and terminations, net                   (29,922)     (19,198)    (21,342)    (11,554)      (8,939)     (9,758)
      Rescissions                                           (925)        (971)     (1,336)     (1,275)        (191)       (354)
      Bonus (recapture)                                       451          480         778         692          120         252
      Contract maintenance charges (note 2)                 (102)         (51)        (77)        (60)         (26)        (42)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (43,597)       10,371     173,848      31,774    (186,138)     (6,872)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (41,391)       53,283     223,661      44,899    (166,493)     (7,342)
 Net assets at beginning of period                        364,766      311,483     241,109     196,210      166,493     173,835
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $323,375      364,766     464,770     241,109            -     166,493
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    53

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,185)      (1,372)          35          31      (1,547)     (2,109)
      Realized gains (losses) on investments, net          16,227        5,268         704         597       21,268       9,026
      Net change in unrealized appreciation
        (depreciation) on investments                    (23,864)       12,957     (1,093)          86     (14,321)      16,222
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (8,822)       16,853       (354)         714        5,400      23,139
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    12,849       12,385           -           -        1,427       1,882
      Transfers between funds  (note 2)                  (26,607)        4,239       (111)        (35)     (16,660)    (14,554)
      Surrenders and terminations, net                   (10,897)      (6,300)       (413)       (759)     (20,392)    (11,464)
      Rescissions                                           (234)        (204)           -           -         (24)        (43)
      Bonus (recapture)                                       176          126           -           -           12          13
      Contract maintenance charges (note 2)                   (9)         (31)           -         (2)         (48)        (52)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (24,722)       10,215       (524)       (796)     (35,685)    (24,218)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (33,544)       27,068       (878)        (82)     (30,285)     (1,079)
 Net assets at beginning of period                        131,469      104,401       2,483       2,565      196,912     197,991
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $97,925      131,469       1,605       2,483      166,627     196,912
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   54

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                                            FRANKLIN GLOBAL
                                                        DREYFUS IP SMALL CAP     DREYFUS STOCK INDEX        COMMUNICATIONS
                                                       STOCK INDEX PORTFOLIO            FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(4,083)      (3,967)     (1,622)     (1,499)      (4,109)     (2,301)
      Realized gains (losses) on investments, net          27,858       17,526      25,175      11,150        4,036     (9,841)
      Net change in unrealized appreciation
        (depreciation) on investments                    (28,325)       16,032    (10,806)      35,546       45,281      48,655
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (4,550)       29,591      12,747      45,197       45,208      36,513
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    15,009       37,850      16,875      38,620       22,770      13,630
      Transfers between funds  (note 2)                  (53,361)     (21,585)    (66,741)    (38,441)       25,643      18,037
      Surrenders and terminations, net                   (16,840)     (11,768)    (31,112)    (20,688)     (27,173)    (21,701)
      Rescissions                                           (598)        (897)       (461)       (719)        (904)       (403)
      Bonus (recapture)                                       154          420         132         259          524         249
      Contract maintenance charges (note 2)                  (10)         (66)       (163)        (49)        (176)       (101)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (55,646)        3,954    (81,470)    (21,018)       20,684       9,711
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (60,196)       33,545    (68,723)      24,179       65,892      46,224
 Net assets at beginning of period                        283,716      250,171     398,216     374,037      209,108     162,884
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $223,520      283,716     329,493     398,216      275,000     209,108
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    55

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                       INCOME SECURITIES FUND      SECURITIES FUND         SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $3,996        4,935      10,919       9,262       22,662      16,978
      Realized gains (losses) on investments, net          37,418       30,837     (1,728)       (675)       38,782      17,858
      Net change in unrealized appreciation
        (depreciation) on investments                    (63,994)       39,368     (7,638)       6,484     (42,106)     107,904
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                (22,580)       75,140       1,553      15,071       19,338     142,740
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    17,642       24,065      28,435      23,815      271,558     171,764
      Transfers between funds  (note 2)                  (40,808)     (18,418)    (29,980)     (2,436)     (66,393)      87,699
      Surrenders and terminations, net                   (69,802)     (68,809)    (23,361)    (20,921)    (108,671)    (86,445)
      Rescissions                                           (406)        (400)       (430)     (1,142)      (6,391)     (3,283)
      Bonus (recapture)                                       203          235         351         260        2,265       1,487
      Contract maintenance charges (note 2)                 (252)        (200)       (101)        (71)        (335)       (476)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (93,423)     (63,527)    (25,086)       (495)       92,033     170,746
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (116,003)       11,613    (23,533)      14,576      111,371     313,486
 Net assets at beginning of period                        555,540      543,927     217,690     203,114    1,124,778     811,292
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $439,537      555,540     194,157     217,690    1,236,149   1,124,778
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    56

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         FRANKLIN LARGE CAP     FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE
                                                       GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,215)      (3,102)         873       1,007        2,461       1,041
      Realized gains (losses) on investments, net          16,886        3,499           -           -       49,531      67,553
      Net change in unrealized appreciation
        (depreciation) on investments                       2,235       28,016           -           1    (155,934)      18,384
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  15,906       28,413         873       1,008    (103,942)      86,978
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    10,944       27,067           7           3        8,125      44,589
      Transfers between funds  (note 2)                  (40,730)     (32,583)       (810)     (1,475)     (98,967)    (78,660)
      Surrenders and terminations, net                   (33,550)     (31,492)     (4,658)     (7,299)     (46,942)    (41,556)
      Rescissions                                           (285)        (812)           -           -        (250)     (1,128)
      Bonus (recapture)                                       104          315           -           -           66         550
      Contract maintenance charges (note 2)                 (168)        (107)        (15)        (19)         (84)       (160)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (63,685)     (37,612)     (5,476)     (8,790)    (138,052)    (76,365)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (47,779)      (9,199)     (4,603)     (7,782)    (241,994)      10,613
 Net assets at beginning of period                        341,776      350,975      31,583      39,365      548,475     537,862
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $293,997      341,776      26,980      31,583      306,481     548,475
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    57

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES      FRANKLIN SMALL CAP    FRANKLIN SMALL-MID CAP
                                                                FUND            VALUE SECURITIES FUND   GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $4,692      (4,308)     (2,269)     (2,515)      (4,666)     (4,890)
      Realized gains (losses) on investments, net          47,818       32,016      27,492      21,706       36,515      13,319
      Net change in unrealized appreciation
        (depreciation) on investments                    (77,137)       71,203    (30,984)       9,561      (6,906)       9,926
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                (24,627)       98,911     (5,761)      28,752       24,943      18,355
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    14,048       41,780       2,274       3,483        3,139      14,360
      Transfers between funds  (note 2)                  (94,045)     (54,060)    (29,812)    (28,512)     (22,709)    (29,261)
      Surrenders and terminations, net                   (68,098)     (64,800)    (19,262)    (13,411)     (32,635)    (29,875)
      Rescissions                                           (294)        (972)        (79)       (133)         (86)       (369)
      Bonus (recapture)                                        46          334          38          12           23         190
      Contract maintenance charges (note 2)                 (158)        (206)        (36)        (50)        (126)        (91)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                   (148,501)     (77,924)    (46,877)    (38,611)     (52,394)    (45,046)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (173,128)       20,987    (52,638)     (9,859)     (27,451)    (26,691)
 Net assets at beginning of period                        722,650      701,663     201,830     211,689      269,950     296,641
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $549,522      722,650     149,192     201,830      242,499     269,950
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   58

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        FRANKLIN TEMPLETON VIP
                                                           FOUNDING FUNDS           FRANKLIN U.S.        FRANKLIN ZERO COUPON
                                                          ALLOCATION FUND          GOVERNMENT FUND            2010 FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(90)            -      14,340      12,847        2,817       2,050
      Realized gains (losses) on investments, net            (57)            -     (3,628)     (3,921)        (423)       (740)
      Net change in unrealized appreciation
        (depreciation) on investments                       (528)            -      10,372       1,667        3,409       (534)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (675)            -      21,084      10,593        5,803         776
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    18,368            -      25,101      31,586        5,206       5,522
      Transfers between funds  (note 2)                    24,944            -    (19,576)    (30,519)        (105)     (5,770)
      Surrenders and terminations, net                      (286)            -    (55,910)    (48,843)      (8,481)     (8,770)
      Rescissions                                           (571)            -       (291)     (1,042)        (187)        (74)
      Bonus (recapture)                                       186            -         231         292           72          83
      Contract maintenance charges (note 2)                    11            -       (194)       (192)         (17)        (23)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      42,652            -    (50,639)    (48,718)      (3,512)     (9,032)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         41,977            -    (29,555)    (38,125)        2,291     (8,256)
 Net assets at beginning of period                              -            -     459,275     497,400       88,620      96,876
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $41,977            -     429,720     459,275       90,911      88,620
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    59

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                             J.P. MORGAN               J.P.
                                                                                     MORGAN U.S.
                                                           INTERNATIONAL        LARGE CAP CORE EQUITY    JENNISON 20/20 FOCUS
                                                      OPPORTUNITIES PORTFOLIO         PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)          (3)         (4)         (5)      (2,176)     (2,281)
      Realized gains (losses) on investments, net              24           38          17           7       22,051      15,039
      Net change in unrealized appreciation
        (depreciation) on investments                          16           71        (11)         101     (10,668)       (449)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      37          106           2         103        9,207      12,309
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -           -           -        1,651       3,299
      Transfers between funds  (note 2)                      (23)         (29)        (40)        (90)     (17,803)    (10,786)
      Surrenders and terminations, net                       (46)        (147)        (71)       (168)      (8,649)     (5,979)
      Rescissions                                               -            -           -           -         (52)        (86)
      Bonus (recapture)                                         -            -           -           -           30          41
      Contract maintenance charges (note 2)                     -            -           -         (1)         (30)        (25)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (69)        (176)       (111)       (259)     (24,853)    (13,536)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (32)         (70)       (109)       (156)     (15,646)     (1,227)
 Net assets at beginning of period                            523          593         705         861      126,736     127,963
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $491          523         596         705      111,090     126,736
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    60

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                          MUTUAL DISCOVERY          MUTUAL SHARES            OPCAP MID CAP
                                                          SECURITIES FUND          SECURITIES FUND            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,771)      (4,890)     (3,157)     (3,862)        (419)        (63)
      Realized gains (losses) on investments, net          70,456       53,467      97,207      56,957        1,306         (7)
      Net change in unrealized appreciation
        (depreciation) on investments                       8,728       76,474    (80,557)      87,658        (391)         710
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  76,413      125,051      13,493     140,753          496         640
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                   125,184      102,731     257,489     184,568       15,115       5,598
      Transfers between funds  (note 2)                  (25,247)       36,403   (108,156)      78,740        1,983       8,365
      Surrenders and terminations, net                   (69,851)     (46,433)   (104,919)    (76,002)        (845)        (82)
      Rescissions                                         (2,487)      (2,039)     (6,829)     (3,529)        (331)        (96)
      Bonus (recapture)                                     1,538        1,123       2,467       1,683          222          58
      Contract maintenance charges (note 2)                 (256)        (144)       (272)       (238)          (6)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      28,881       91,641      39,780     185,222       16,138      13,843
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        105,294      216,692      53,273     325,975       16,634      14,483
 Net assets at beginning of period                        788,452      571,760   1,107,271     781,296       14,483           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $893,746      788,452   1,160,544   1,107,271       31,117      14,483
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    61

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         OPPENHEIMER GLOBAL        OPPENHEIMER HIGH        OPPENHEIMER MAIN
                                                         SECURITIES FUND/VA        INCOME FUND/VA           STREET FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,184)      (1,951)       1,938       2,154      (1,369)     (1,161)
      Realized gains (losses) on investments, net          32,378       26,849       (180)           4       10,885       6,835
      Net change in unrealized appreciation
        (depreciation) on investments                    (20,473)        8,959     (2,414)         417      (5,099)      13,967
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  10,721       33,857       (656)       2,575        4,417      19,641
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     2,154        3,177         321         465        1,636       2,015
      Transfers between funds  (note 2)                  (24,242)     (21,989)     (4,312)     (1,093)     (13,137)    (15,174)
      Surrenders and terminations, net                   (24,652)     (15,670)     (3,888)     (3,009)     (18,083)    (11,691)
      Rescissions                                            (69)         (33)         (4)         (4)         (30)        (58)
      Bonus (recapture)                                        20           21           5           4           15          10
      Contract maintenance charges (note 2)                 (135)         (73)         (8)         (9)         (54)        (65)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (46,924)     (34,567)     (7,886)     (3,646)     (29,653)    (24,963)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (36,203)        (710)     (8,542)     (1,071)     (25,236)     (5,322)
 Net assets at beginning of period                        241,736      242,446      38,259      39,330      164,300     169,622
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $205,533      241,736      29,717      38,259      139,064     164,300
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     62

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                      PIMCO VIT
                                                         PIMCO VIT ALL ASSET     COMMODITYREALRETURN      PIMCO VIT EMERGING
                                                             PORTFOLIO           STRATEGY PORTFOLIO     MARKETS BOND PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                       $10,490        7,577       2,507       2,062        1,546       1,037
      Realized gains (losses) on investments, net             581          799       (671)       (317)          951         496
      Net change in unrealized appreciation
        (depreciation) on investments                         231      (3,420)      14,960     (5,729)      (1,092)         660
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  11,302        4,956      16,796     (3,984)        1,405       2,193
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    15,673       45,189      15,508      28,735       10,332      12,323
      Transfers between funds  (note 2)                  (37,988)     (56,138)         445      14,011        (944)         293
      Surrenders and terminations, net                   (13,842)     (10,004)     (4,530)     (3,272)      (2,061)     (1,210)
      Rescissions                                           (562)      (1,317)       (393)       (680)        (317)       (278)
      Bonus (recapture)                                       288          802         237         370          174         187
      Contract maintenance charges (note 2)                  (49)         (40)        (18)        (21)          (3)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (36,480)     (21,508)      11,249      39,143        7,181      11,311
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (25,178)     (16,552)      28,045      35,159        8,586      13,504
 Net assets at beginning of period                        205,480      222,032      84,388      49,229       35,627      22,123
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $180,302      205,480     112,433      84,388       44,213      35,627
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    63

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN
                                                        PORTFOLIO (UNHEDGED)          PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $596          346       9,900       9,764        7,084       6,341
      Realized gains (losses) on investments, net             244        (166)         347         554      (3,537)       4,625
      Net change in unrealized appreciation
        (depreciation) on investments                       2,227          357     (7,396)       3,002       16,616    (14,338)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,067          537       2,851      13,320       20,163     (3,372)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    11,309       10,846      15,773      19,837       18,775      34,736
      Transfers between funds  (note 2)                    14,109        6,693    (31,201)    (18,983)     (24,751)    (43,935)
      Surrenders and terminations, net                    (2,201)        (969)    (15,650)    (14,433)     (17,777)    (15,124)
      Rescissions                                           (225)        (305)       (494)       (699)        (447)       (593)
      Bonus (recapture)                                       205          139         231         246          206         314
      Contract maintenance charges (note 2)                   (5)         (10)        (38)        (42)         (50)        (86)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      23,192       16,394    (31,379)    (14,074)     (24,044)    (24,688)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         26,259       16,931    (28,528)       (754)      (3,881)    (28,060)
 Net assets at beginning of period                         29,522       12,591     201,813     202,567      253,317     281,377
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $55,781       29,522     173,285     201,813      249,436     253,317
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    64

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         PIMCO VIT STOCKSPLUS
                                                         GROWTH AND INCOME         PIMCO VIT TOTAL          SELIGMAN GLOBAL
                                                             PORTFOLIO            RETURN PORTFOLIO       TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $1,143          487      14,974      12,361         (47)        (53)
      Realized gains (losses) on investments, net           1,242        1,145     (2,161)         498           45       (102)
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,346)          937      19,947     (3,944)          344         598
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,039        2,569      32,760       8,915          342         443
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                       181          319      51,922      49,469            -           -
      Transfers between funds  (note 2)                   (1,984)      (1,857)    (22,574)     (8,008)        (194)       (190)
      Surrenders and terminations, net                    (2,281)      (1,717)    (48,315)    (31,912)        (691)       (369)
      Rescissions                                             (1)          (2)     (1,039)     (1,215)            -           -
      Bonus (recapture)                                         3            -         860         467            -           -
      Contract maintenance charges (note 2)                  (12)          (8)       (123)       (120)          (3)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (4,094)      (3,265)    (19,269)       8,681        (888)       (559)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (3,055)        (696)      13,491      17,596        (546)       (116)
 Net assets at beginning of period                         21,404       22,100     492,340     474,744        2,954       3,070
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $18,349       21,404     505,831     492,340        2,408       2,954
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    65

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                SP STRATEGIC PARTNERS
                                                        SELIGMAN SMALLER-CAP       FOCUSED GROWTH          SP INTERNATIONAL
                                                          VALUE PORTFOLIO             PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,882)      (3,027)       (591)        (665)       (349)        (82)
      Realized gains (losses) on investments, net          24,738       21,817       2,749        3,939       5,479       2,980
      Net change in unrealized appreciation
        (depreciation) on investments                    (17,213)        9,108       1,111      (4,740)     (1,916)         641
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   4,643       27,898       3,269      (1,466)       3,214       3,539
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     1,170        1,889         370          765         263         378
      Transfers between funds  (note 2)                  (20,010)     (24,284)     (4,819)      (8,278)       5,978     (1,997)
      Surrenders and terminations, net                   (18,945)     (13,110)     (2,835)      (2,358)     (1,875)     (1,270)
      Rescissions                                            (36)         (16)         (2)         (44)         (2)        (16)
      Bonus (recapture)                                        12            5           5           15           3           2
      Contract maintenance charges (note 2)                  (48)         (49)        (11)          (7)         (5)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (37,857)     (35,565)     (7,292)      (9,907)       4,362     (2,909)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (33,214)      (7,667)     (4,023)     (11,373)       7,576         630
 Net assets at beginning of period                        159,979      167,646      30,769       42,142      21,901      21,271
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $126,765      159,979      26,746       30,769      29,477      21,901
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    66

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                 TEMPLETON DEVELOPING
                                                           TEMPLETON ASSET       MARKETS SECURITIES        TEMPLETON FOREIGN
                                                           STRATEGY FUND                FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,576          987       1,948      (2,452)       2,090     (1,214)
      Realized gains (losses) on investments, net           3,572        1,341      73,177       36,528      51,002      17,151
      Net change in unrealized appreciation
        (depreciation) on investments                     (4,781)          685       4,432       37,740       5,188      59,983
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,367        3,013      79,557       71,816      58,280      75,920
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         3            2       7,803       39,807      17,459      33,822
      Transfers between funds  (note 2)                     (462)        (202)    (62,469)     (51,767)    (35,142)     (3,380)
      Surrenders and terminations, net                    (2,844)      (2,898)    (33,336)     (25,683)    (55,227)    (49,314)
      Rescissions                                               -            -       (112)        (958)       (665)       (742)
      Bonus (recapture)                                         -            -          77          583         133         381
      Contract maintenance charges (note 2)                   (5)          (5)       (107)         (93)       (214)       (180)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,308)      (3,103)    (88,144)     (38,111)    (73,656)    (19,413)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,941)         (90)     (8,587)       33,705    (15,376)      56,507
 Net assets at beginning of period                         16,958       17,048     351,001      317,296     459,162     402,655
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $15,017       16,958     342,414      351,001     443,786     459,162
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    67

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                          TEMPLETON GLOBAL         TEMPLETON GROWTH         VAN KAMPEN LIT
                                                       INCOME SECURITIES FUND      SECURITIES FUND       ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $192          504     (2,756)      (2,314)         (2)         (2)
      Realized gains (losses) on investments, net             995          841      71,050       40,882        (14)        (17)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,249        1,801    (66,815)       92,505          34          29
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,436        3,146       1,479      131,073          18          10
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    16,305            -     195,669      134,478           -           -
      Transfers between funds  (note 2)                    42,634        (474)    (89,312)       18,153        (23)         (9)
      Surrenders and terminations, net                    (5,874)      (4,770)    (79,585)     (64,040)        (32)        (41)
      Rescissions                                           (352)            -     (4,416)      (2,555)           -           -
      Bonus (recapture)                                       221            -       1,719        1,200           -           -
      Contract maintenance charges (note 2)                  (13)         (13)       (291)        (170)           -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      52,921      (5,257)      23,784       87,066        (55)        (50)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         56,357      (2,111)      25,263      218,139        (37)        (40)
 Net assets at beginning of period                         27,726       29,837     844,951      626,812         186         226
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $84,083       27,726     870,214      844,951         149         186
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    68

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                    VAN KAMPEN LIT
                                                        VAN KAMPEN LIT GROWTH     STRATEGIC GROWTH
                                                        AND INCOME PORTFOLIO          PORTFOLIO                  TOTAL
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:

      Investment income (loss), net                            $-          (4)        (78)        (100)    (11,931)    (41,667)

      Realized gains (losses) on investments, net              61          124         181           36   1,447,938     815,362
      Net change in unrealized appreciation

        (depreciation) on investments                        (47)           20         496          114   (867,050)   1,192,661
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets

          from operations                                      14          140         599           50     568,957   1,966,356
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):

      Purchase payments                                         -            -           -            -   3,258,668   3,231,136

      Transfers between funds  (note 2)                      (18)         (88)       (736)        (688) (1,282,366)   (367,573)

      Surrenders and terminations, net                       (64)        (192)     (1,038)        (648) (1,816,606) (1,257,235)

      Rescissions                                               -            -           -            -    (82,542)    (82,781)

      Bonus (recapture)                                         -            -           -            -      39,790      41,811

      Contract maintenance charges (note 2)                     -            -         (2)          (4)     (5,229)     (4,303)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting

           from contract transactions                        (82)        (280)     (1,776)      (1,340)     111,715   1,561,055
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (68)        (140)     (1,177)      (1,290)
                                                                                                            680,672   3,527,411

 Net assets at beginning of period                          1,043        1,183       5,196        6,486  19,169,315  15,641,904
                                                      --------------------------------------------------------------------------

 Net assets at end of period                                 $975        1,043       4,019        5,196  19,849,987  19,169,315
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2007

1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz Investment Management, LLC, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, OpCap Advisors, LLC, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.

     PORTFOLIO                                     INVESTMENT ADVISER            SPECIALIST MANAGER \ ADVISER
     AIM V.I. Capital Appreciation Fund            AIM Advisors, Inc.            N\A
     AIM V.I. Core Equity Fund                     AIM Advisors, Inc.            N\A
     AIM V.I. International Growth Fund            AIM Advisors, Inc.            N\A
     Alger American Growth Portfolio               Fred Alger Management, Inc.   N\A
     Alger American Leveraged AllCap Portfolio     Fred Alger Management, Inc.   N\A
     Alger American MidCap Growth Portfolio        Fred Alger Management, Inc.   N\A
     Alger American Small Capitalization Portfolio Fred Alger Management, Inc.   N\A
     AZL AIM International Equity Fund *           Allianz Investment            A I M Capital Management, Inc.
                                                   Management, LLC
     AZL Columbia Technology Fund *                Allianz Investment            Columbia Management Advisors,
                                                   Management, LLC               LLC
     AZL Davis NY Venture Fund *                   Allianz Investment            Davis Selected Advisers, L.P.
                                                   Management, LLC
     AZL Dreyfus Founders Equity Growth Fund *     Allianz Investment            Founders Asset Management, LLC
                                                   Management, LLC
     AZL Dreyfus Premier Small Cap Value Fund *    Allianz Investment            The Dreyfus Corporation
                                                   Management, LLC
     AZL First Trust Target Double Play Fund       Allianz Investment            First Trust, Inc.
                                                   Management, LLC
     AZL Franklin Small Cap Value Fund *           Allianz Investment            Franklin Advisory Services LLC
                                                   Management, LLC
     AZL Fusion Balanced Fund                      Allianz Investment            Allianz Investment Management,
                                                   Management, LLC               LLC
     AZL Fusion Growth Fund                        Allianz Investment            Allianz Investment Management,
                                                   Management, LLC               LLC
     AZL Fusion Moderate Fund                      Allianz Investment            Allianz Investment Management,
                                                   Management, LLC               LLC
     AZL Jennison 20/20 Focus Fund *               Allianz Investment            Jennison Associates LLC
                                                   Management, LLC
     AZL Jennison Growth Fund *                    Allianz Investment            Jennison Associates LLC
                                                   Management, LLC
     AZL Legg Mason Growth Fund *                  Allianz Investment            Legg Mason Funds Management,
                                                   Management, LLC               Inc.
     AZL Legg Mason Value Fund *                   Allianz Investment            Legg Mason Funds Management,
                                                   Management, LLC               Inc.
     AZL LMP Large Cap Growth Fund *               Allianz Investment            Legg Mason Funds Management,
                                                   Management, LLC               Inc.
     AZL Money Market Fund *                       Allianz Investment            Prudential Investment
                                                   Management, LLC               Management, Inc.
     AZL NACM International Fund                   Allianz Investment            Nicholas Applegate Management,
                                                   Management, LLC               Inc.
     AZL Neuberger Berman Regency Fund *           Allianz Investment            Neuberger Berman Management
                                                   Management, LLC               Inc.
     AZL OCC Opportunity Fund *                    Allianz Investment            Oppenheimer Capital, LLC
                                                   Management, LLC
     AZL OCC Value Fund *                          Allianz Investment            Oppenheimer Capital, LLC
                                                   Management, LLC
     AZL Oppenheimer Global Fund *                 Allianz Investment            OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL Oppenheimer International Growth Fund *   Allianz Investment            OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL Oppenheimer Main Street Fund *            Allianz Investment            OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL PIMCO Fundamental IndexPLUS Total Return  Allianz Investment            Pacific Investment Management
     Fund *                                        Management, LLC               Company



                                       70

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

     1. ORGANIZATION (CONTINUED)
     PORTFOLIO                                     INVESTMENT ADVISER            SPECIALIST MANAGER \ ADVISER
     AZL S&P 500 Index Fund                        Allianz Investment            The Dreyfus Corporation
                                                   Management, LLC
     AZL Schroder Emerging Markets                 Allianz Investment            Schroder Management
     Equity Fund CL 1                              Management, LLC
     AZL Schroder Emerging Markets                 Allianz Investment            Schroder Management
     Equity Fund CL 2                              Management, LLC
     AZL Schroder International Small              Allianz Investment            Schroder Management
     Cap Fund                                      Management, LLC
     AZL Small Cap Stock Index Fund                Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Balanced Fund                  Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Equity Fund                    Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Growth Fund                    Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Moderate Fund                  Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL Turner Quantitative Small Cap Growth Fund Allianz Investment
                                                   Management, LLC               Turner Investment Partners
     AZL Van Kampen Comstock Fund *+               Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc.
     AZL Van Kampen Equity and Income Fund *+      Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc
     AZL Van Kampen Global Franchise Fund *+       Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc
     AZL Van Kampen Global Real Estate Fund *+     Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc
     AZL Van Kampen Growth and Income Fund  *+     Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc.
     AZL Van Kampen Mid Cap Growth Fund *+         Allianz Investment
                                                   Management, LLC               Van Kampen Investment Advisory Corp.
     Davis VA Financial Portfolio                  Davis Selected Advisers, LP   N\A
     Davis VA Real Estate Portfolio                Davis Selected Advisers, LP   N\A
     Davis VA Value Portfolio                      Davis Selected Advisers, LP   N\A
     Dreyfus IP Small Cap Stock Index Portfolio *  The Dreyfus Corporation       N\A
     Dreyfus Stock Index Fund *                    The Dreyfus Corporation       N\A
     Franklin Global Communications
     Securities Fund *                             Franklin Advisers, Inc.       N\A
     Franklin Growth and Income Securities Fund *  Franklin Advisers, Inc.       N\A
     Franklin High Income Securities Fund *        Franklin Advisers, Inc.       N\A
     Franklin Income Securities Fund *             Franklin Advisers, Inc.       N\A
     Franklin Large Cap Growth Securities Fund *   Franklin Advisers, Inc.       N\A
     Franklin Money Market Fund *                  Franklin Advisers, Inc.       N\A
     Franklin Real Estate Fund *                   Franklin Advisers, Inc.       N\A
     Franklin Rising Dividends Securities Fund *   Franklin Advisory Services,
                                                   LLC                           N\A
     Franklin Small Cap Value Securities Fund *    Franklin Advisory Services,
                                                   LLC                           N\A
     Franklin Small-Mid Cap Growth
     Securities Fund *                             Franklin Advisers, Inc.       N\A
     Franklin Templeton VIP Founding
     Funds Allocation Fund                         Franklin Advisers, Inc.       N\A
     Franklin U.S. Government Fund *               Franklin Advisory Services,
                                                   LLC                           N\A
     Franklin Zero Coupon 2010 Fund                Franklin Advisers, Inc.       N\A
     J.P. Morgan International                     J.P. Morgan Investment
      Opportunities Portfolio                      Management Inc.               N\A
     J.P. Morgan U.S. Large Cap Core
     Equity Portfolio                              J.P. Morgan Investment
                                                   Management Inc.               N\A
     Jennison 20/20 Focus Portfolio *              Prudential Investments Fund
                                                   Management, LLC               N/A
     Mutual Discovery Securities Fund *            Franklin Mutual Advisers, LLC N\A
     Mutual Shares Securities Fund *               Franklin Mutual Advisers, LLC N\A
     OpCap Mid Cap Portfolio                       OpCap Advisors, LLC           N\A
     Oppenheimer Global Securities Fund/VA         OppenheimerFunds, Inc.        N\A
     Oppenheimer High Income Fund/VA               OppenheimerFunds, Inc.        N\A
     Oppenheimer Main Street Fund/VA               OppenheimerFunds, Inc.        N\A
     PIMCO VIT All Asset Portfolio                 Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT CommodityRealReturn                 Pacific Investment Management
     Strategy Portfolio                            Company                       N\A

                                       71

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

     1. ORGANIZATION (CONTINUED)
     PORTFOLIO                                     INVESTMENT ADVISER            SPECIALIST MANAGER \ ADVISER
     PIMCO VIT Emerging Markets Bond Portfolio+    Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT Global Bond Portfolio (Unhedged)+   Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT High Yield Portfolio +              Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT Real Return Portfolio +             Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT StocksPLUS Growth and               Pacific Investment Management
     Income Portfolio +                            Company                       N\A
     PIMCO VIT Total Return Portfolio +            Pacific Investment Management
                                                   Company                       N\A
     Seligman Global Technology Portfolio          J & W Seligman & Co. Inc.     N\A
     Seligman Smaller-Cap Value Portfolio          J & W Seligman & Co. Inc.     N\A
     SP Strategic Partners Focused Growth          Prudential Investments Fund
     Portfolio *                                   Management , LLC              N\A
     SP International Growth Portfolio *           William Blair & Company, LLC  N\A
     Templeton Asset Strategy Fund *               Templeton Global Advisors
                                                   Limited                       N\A
     Templeton Developing Markets                  Templeton Asset Management
     Securities Fund *                             Ltd.                          N\A
     Templeton Foreign Securities Fund *           Franklin Advisers, Inc.       N\A
     Templeton Global Income Securities Fund *     Franklin Advisers, Inc.       N\A
     Templeton Growth Securities Fund *            Templeton Global Advisors
                                                   Limited                       N\A
     Van Kampen LIT Enterprise Portfolio           Van Kampen Asset Management,
                                                   Inc.                          N\A
     Van Kampen LIT Growth and Income Portfolio    Van Kampen Asset Management,
                                                   Inc.                          N\A
     Van Kampen LIT Strategic Growth Portfolio*    Van Kampen Asset Management,
                                                   Inc.                          N\A

*   Portfolio contains class 2 shares which assess 12b-1 fees.
+ The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the portfolios after the 4 PM Eastern market close.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, and Allianz Alterity deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners. A Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, Allianz High Five Bonus, and Allianz Vision deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account.

Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles
(SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

Available investment options, including the date the investment option was available for each product, as of December 31, 2007 are listed in the following table.

                                ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    VALUEMARK    ALLIANZ    ALLIANZ
                               ALTERITY  CONNECTIONS HIGH FIVE  HIGH FIVE   HIGH FIVE  REWARDS     III & III  VALUEMARK   VISION
PORTFOLIO                                                         BONUS        L
AZL AIM International
 Equity Fund                   5/1/2002  11/12/2007  10/25/2002  5/3/2004   5/2/2005   5/1/2002     5/1/2002   5/1/2002     5/1/2007
AZL Columbia Tecknology Fund   11/6/2001 11/12/2007  10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL Davis NY Venture Fund      11/6/2001 11/12/2007  10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL Dreyfus Founders Equity
 Growth Fund                   11/6/2001 11/12/2007  10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL Dreyfus Premier Small
 Cap Value Fund                5/3/2004  11/12/2007  5/3/2004    5/3/2004   5/2/2005   5/3/2004     5/3/2004   5/3/2004     5/1/2007
AZL First Trust Target
 Double Play Fund             12/28/2006 11/12/2007  12/28/2006  12/28/2006 12/28/2006 12/28/2006   12/28/2006 12/28/2006   5/1/2007
AZL Franklin Small Cap
 Value Fund                   5/1/2003  11/12/2007   5/1/2003    5/3/2004   5/2/2005   5/1/2003     5/1/2003   5/1/2003     5/1/2007
AZL Fusion Balanced Fund      5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Fusion Growth Fund        5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Fusion Moderate Fund      5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Jennison 20/20 Focus Fund 5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Jennison Growth Fund      5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Legg Mason Growth Fund    5/1/2002  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2002     5/1/2002   5/1/2002     5/1/2007
AZL Legg Mason Value Fund     11/6/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL LMP Large Cap Growth Fund 5/1/2002  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2002     5/1/2002   5/1/2002     5/1/2007
AZL Money Market Fund         2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2001     11/5/2001  11/5/2001    5/1/2007
AZL NACM International Fund   5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007     5/1/2007   5/1/2007     5/1/2007
AZL Neuberger Berman Regency
 Fund                         5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL OCC Opportunity Fund      5/1/2002  11/12/2007   5/1/2002    5/1/2004   5/2/2005   5/1/2002    5/1/2002    5/1/2002     5/1/2007
AZL OCC Value Fund            11/6/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001   11/5/2001   11/5/2001    5/1/2007
AZL Oppenheimer Global Fund   5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004    5/3/2004    5/3/2004     5/1/2007
AZL Oppenheimer International
 Growth Fund                  11/6/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001   11/5/2001   11/5/2001    5/1/2007
AZL Oppenheimer Main
 Street Fund                  5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004    5/3/2004    5/3/2004     5/1/2007
AZL PIMCO Fundamental
IndexPLUS Total Return Fund   5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL S&P 500 Index Fund        5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL Schroder Emerging Markets
 Equity Fund CL 2             5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL Schroder International
 Small Cap Fund               5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL Small Cap Stock Index
 Fund                         5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Balanced Fund  5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Equity Fund    5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Growth Fund    5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Moderate Fund  5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL Turner Quantitative Small
 Cap Growth Fund              5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005    5/2/2005    5/2/2005     5/1/2007
AZL Van Kampen Comstock Fund  5/1/2001  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2001    5/1/2001    5/1/2001     5/1/2007
AZL Van Kampen Equity and
 Income Fund                  5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004    5/3/2004    5/3/2004     5/1/2007

                                       74

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

                                ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    VALUEMARK    ALLIANZ    ALLIANZ
                               ALTERITY  CONNECTIONS HIGH FIVE  HIGH FIVE   HIGH FIVE  REWARDS     III & III  VALUEMARK   VISION
PORTFOLIO                                                         BONUS        L
AZL Van Kampen Global
 Franchise Fund               5/1/2003  11/12/2007   5/1/2003    5/3/2004   5/2/2005   5/1/2003    5/1/2003    5/1/2003     5/1/2007
AZL Van Kampen Global Real
 Estate Fund                  5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL Van Kampen Growth and
 Income Fund                  5/1/2001  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2001   5/1/2001     5/1/2001     5/1/2007
AZL Van Kampen Mid Cap
 Growth Fund                  5/1/2001  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2001   5/1/2001     5/1/2001     5/1/2007
Davis VA Financial
Portfolio                     2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   5/1/2002     5/1/2002     5/1/2007
Franklin Global Communications
 Securities Fund              11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  1/24/1989    2/3/1997     5/1/2007
Franklin High Income
 Securities Fund              11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  1/24/1989    2/3/1997     5/1/2007
Franklin Income Securities
 Fund                         11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  1/24/1989    2/3/1997     5/1/2007
Franklin Templeton VIP Founding
 Funds Allocation Fund        9/25/2007 11/12/2007   9/25/2007   9/25/2007  9/25/2007  9/25/2007  9/25/2007    9/25/2007    5/1/2007
Franklin U.S. Government Fund 2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   3/14/1989    2/3/1997     5/1/2007
Franklin Zero Coupon 2010 Fund11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  3/14/1989    2/3/1997     5/1/2007
Mutual Discovery Securities
 Fund                         2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   11/8/1996    2/3/1997     5/1/2007
Mutual Shares Securities Fund 2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   11/8/1996    2/3/1997     5/1/2007
OpCap Mid Cap Portfolio       5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006   5/1/2006     5/1/2006     5/1/2007
PIMCO VIT All Asset Portfolio 5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004   5/3/2004     5/3/2004     5/1/2007
PIMCO VIT CommodityRealReturn
 Strategy Portfolio           5/2/2005  11/12/2007   5/2/2005    5/2/2006   5/2/2005   5/2/2005   5/2/2005     5/2/2005     5/1/2007
PIMCO VIT Emerging Markets
 Bond Portfolio               5/2/2005  11/12/2007   5/2/2005    5/2/2006   5/2/2005   5/2/2005   5/2/2005     5/2/2005     5/1/2007
PIMCO VIT Global Bond
 Portfolio (Unhedged)         5/2/2005  11/12/2007   5/2/2005    5/2/2006   5/2/2005   5/2/2005   5/2/2005     5/2/2005     5/1/2007
PIMCO VIT High Yield
 Portfolio                    2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   11/5/2001    11/5/2001    5/1/2007
PIMCO VIT Real Return
 Portfolio                    5/1/2003  11/12/2007   5/1/2003    5/3/2004   5/2/2005   5/1/2003   5/1/2003     5/1/2003     5/1/2007
PIMCO VIT Total Return
 Portfolio                    2/1/2000  11/12/2007  10/25/2002   5/3/2004   5/2/2005   5/5/2000   11/5/2001    11/5/2001    5/1/2007
Templeton Global Income
 Securities Fund             11/5/2001  11/12/2007  10/25/2002   5/3/2004   5/2/2005   11/5/2001  1/27/1992    2/3/1997     5/1/2007
Templeton Growth Securities
 Fund                        2/1/2000   11/12/2007  10/25/2002   5/3/2004   5/2/2005   5/5/2000   3/15/1994    2/3/1997     5/1/2007

                                       75

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

During the years ended December 31, 2007 and 2006, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

CURRENT PORTFOLIO NAME                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
AZL AIM Basic Value Fund                                USAZ AIM Basic Value Fund                     May 1, 2006
AZL AIM International Equity Fund                       USAZ AIM International Equity Fund            May 1, 2006
AZL Davis NY Venture Fund                               USAZ Davis NY Venture Fund                    May 1, 2006
AZL Dreyfus Founders Equity Growth Fund                 USAZ Dreyfus Founders Equity Growth Fund      May 1, 2006
AZL Dreyfus Premier Small Cap Value Fund                USAZ Dreyfus Premier Small Cap Value Fund     May 1, 2006
AZL Franklin Small Cap Value Fund                       USAZ Franklin Small Cap Value Fund            May 1, 2006
AZL Fusion Balanced Fund                                USAZ Fusion Balanced Fund                     May 1, 2006
AZL Fusion Growth Fund                                  USAZ Fusion Growth Fund                       May 1, 2006
AZL Fusion Moderate Fund                                USAZ Fusion Moderate Fund                     May 1, 2006
AZL Jennison 20/20 Focus Fund                           USAZ Jennison 20/20 Focus Fund                May 1, 2006
AZL Jennison Growth Fund                                USAZ Jennison Growth Fund                     May 1, 2006
AZL Legg Mason Growth Fund                              USAZ Legg Mason Growth Fund                   May 1, 2006
AZL Legg Mason Value Fund                               USAZ Legg Mason Value Fund                    May 1, 2006
AZL Money Market Fund                                   USAZ Money Market Fund                        May 1, 2006
AZL OCC Renaissance Fund                                USAZ OCC Renaissance Fund                     May 1, 2006
AZL OCC Value Fund                                      USAZ OCC Value Fund                           May 1, 2006
AZL Oppenheimer Emerging Growth Fund                    USAZ Oppenheimer Emerging Growth Fund         May 1, 2006
AZL Oppenheimer Emerging Technologies Fund              USAZ Oppenheimer Emerging Technologies Fund   May 1, 2006
AZL Oppenheimer Global Fund                             USAZ Oppenheimer Global Fund                  May 1, 2006
AZL Oppenheimer International Growth Fund               USAZ Oppenheimer International Growth Fund    May 1, 2006
AZL Oppenheimer Main Street Fund                        USAZ Oppenheimer Main Street Fund             May 1, 2006
AZL Salomon Brothers Large Cap Growth Fund              USAZ Salomon Brothers Large Cap Growth Fund   May 1, 2006
AZL Salomon Brothers Small Cap Growth Fund              USAZ Salomon Brothers Small Cap Growth Fund   May 1, 2006
AZL Van Kampen Aggressive Growth Fund                   USAZ Van Kampen Aggressive Growth Fund        May 1, 2006
AZL Van Kampen Comstock Fund                            USAZ Van Kampen Comstock Fund                 May 1, 2006
AZL Van Kampen Emerging Growth Fund                     USAZ Van Kampen Emerging Growth Fund          May 1, 2006
AZL Van Kampen Equity and Income Fund                   USAZ Van Kampen Equity and Income Fund        May 1, 2006
AZL Van Kampen Global Franchise Fund                    USAZ Van Kampen Global Franchise Fund         May 1, 2006
AZL Van Kampen Growth and Income Fund                   USAZ Van Kampen Growth and Income Fund        May 1, 2006
AZL Van Kampen Mid Cap Growth Fund                      USAZ Van Kampen Mid Cap Growth Fund           May 1, 2006
AZL Columbia Technology Fund                            AZL Oppenheimer Emerging Technologies Fund    July 7, 2006
AZL OCC Opportunity Fund                                AZL Oppenheimer Emerging Growth Fund          August 28, 2006
AZL LMP Large Cap Growth Fund *                         AZL Salomon Brothers Large Cap Growth Fund    September 26, 2006
AZL LMP Small Cap Growth Fund *                         AZL Salomon Brothers Small Cap Growth Fund    September 26, 2006
AZL Van Kampen Strategic Growth Fund                    AZL Van Kampen Emerging Growth Fund           November 5, 2006
AZL Turner Quantitative Small Cap Growth Fund           AZL LMP Small Cap Growth Fund                 June 26, 2007
AZL Schroder Emerging Markets Equity Fund CL 2          AZL Oppenheimer Developing Markets Fund       December 7, 2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

During the years ended December 31, 2007 and 2006, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

PORTFOLIO                                               DATE CLOSED
Franklin Real Estate Fund                               May 1, 2006
Franklin Rising Dividends Securites Fund                May 1, 2006
Franklin Small-Mid Cap Growth Securities Fund           May 1, 2006
Templeton Developing Markets Securities Fund            May 1, 2006

During the years ended December 31, 2007 and 2006, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                                         RECEIVING PORTFOLIO                             DATE MERGED
AIM V.I. Premier Equity Fund                             AIM V.I. Core Equity Fund                       May 1, 2006

AIM V.I. Growth Fund                                     AIM V.I. Capital Appreciation Fund              May 1, 2006
AZL Aim Basic Value Fund                                 AZL Van Kampen Comstock Fund                    9/21/2007
AZL Van Kampen Strategic Equity Growth Fund              AZL Dreyfus Founders Equity Growth Fund         9/21/2007
AZL OCC Renaissance Fund                                 AZL OCC Value Fund                              9/21/2007
AZL Van Kampen Aggressive Growth Fund                    AZL Van Kampen Mid Growth Fund                  9/21/2007


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.


PREMIUM BONUS

A premium bonus is awarded to the contract owner of the Allianz Rewards and Allianz High Five Bonus products at the time of deposit. The bonus paid is based on the following schedule.


                                         ALLIANZ REWARDS     ALLIANZ HIGH
                                                              FIVE BONUS

     NET DEPOSIT                           BONUS PAID         BONUS PAID
     $15,000 to 24,999                         4%                 3%
     $25,000 to 99,999                         5%                 4%
     $100,000 to 999,999                       6%                 5%
     $1,000,000 to 4,999,999                   7%                 6%
     $5,000,000 or more                        8%                 7%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.


                                      ALLIANZ REWARDS   ALLIANZ HIGH FIVE
                                      BONUS

     MONTHS FOLLOWING DEPOSIT          AMOUNT VESTED      AMOUNT VESTED
     0 to 12                                0%                  0%
     13 to 24                               35%                35%
     25 to 36                               70%                70%
     37+                                   100%                100%


EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account based on invested assets. The charges, on an annual basis, are summarized in the following table.

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
Allianz Alterity Enhanced - Option 1                                          1.75%                     0.15%
Allianz Alterity Enhanced - Option 3                                          1.65%                     0.15%
Allianz Alterity Enhanced - Option 4                                          1.80%                     0.15%
Allianz Alterity Enhanced - Option 5                                          2.25%                     0.15%
Allianz Alterity Optional - Option 1                                          1.55%                     0.15%
Allianz Alterity Optional - Option 2                                          1.75%                     0.15%
Allianz Alterity Optional - Option 3                                          1.65%                     0.15%
Allianz Alterity Optional - Option 4                                          1.85%                     0.15%
Allianz Alterity Optional - Option 5                                          2.30%                     0.15%
Allianz Alterity Traditional - Option 1                                       1.25%                     0.15%
Allianz Alterity Traditional - Option 2                                       1.45%                     0.15%
Allianz Alterity Traditional - Option 3                                       1.35%                     0.15%
Allianz Alterity Traditional - Option 4                                       1.55%                     0.15%
Allianz Alterity Traditional - Option 5                                       2.05%                     0.15%
Allianz Charter - Traditional                                                 1.00%                     0.15%
Allianz Charter - Enhanced                                                    1.20%                     0.15%
Allianz Charter II - Option 1                                                 1.75%                     0.00%
Allianz Charter II - Option 2                                                 2.05%                     0.00%
Allianz Charter II - Option 3                                                 2.05%                     0.00%
Allianz Charter II - Option 4                                                 1.95%                     0.00%
Allianz Charter II - Option 5                                                 2.20%                     0.00%
Allianz Charter II - Option 6                                                 2.25%                     0.00%
Allianz Charter II - Option 7                                                 2.45%                     0.00%
Allianz Charter II - Option 8                                                 2.65%                     0.00%
Allianz Charter II - Option 9                                                 2.70%                     0.00%
Allianz Dimensions - Option 1                                                 1.50%                     0.00%
Allianz Dimensions - Option 2                                                 1.70%                     0.00%
Allianz Dimensions - Option 3                                                 1.80%                     0.00%
Allianz Dimensions - Option 4                                                 2.00%                     0.00%
Allianz Dimensions - Option 5                                                 1.70%                     0.00%
Allianz Dimensions - Option 6                                                 1.90%                     0.00%
Allianz Elite Traditional - Option 1                                          1.00%                     0.15%
Allianz Elite Traditional - Option 2                                          1.05%                     0.15%

Allianz Elite Traditional - Option 3                                          1.10%                     0.15%


                                       78

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


     EXPENSES (CONTINUED)
Allianz Elite Traditional - Option 4                                          1.15%                     0.15%
Allianz Elite Traditional - Option 5                                          1.35%                     0.15%
Allianz Elite Traditional - Option 6                                          1.40%                     0.15%
Allianz Elite Traditional - Option 7                                          1.45%                     0.15%
Allianz Elite Traditional -Option 8                                           1.50%                     0.15%
Allianz Elite Traditional - Option 9                                          1.70%                     0.15%
Allianz Elite Traditional - Option 10                                         1.75%                     0.15%
Allianz Elite Traditional - Option 11                                         1.80%                     0.15%
Allianz Elite Traditional - Option 12                                         1.85%                     0.15%
Allianz Elite Traditional - Option 13                                         2.05%                     0.15%
Allianz Elite Traditional - Option 14                                         2.10%                     0.15%
Allianz Elite Traditional - Option 15                                         2.15%                     0.15%
Allianz Elite Traditional - Option 16                                         2.20%                     0.15%
Allianz Elite Enhanced - Option 1                                             1.30%                     0.15%
Allianz Elite Enhanced - Option 2                                             1.35%                     0.15%
Allianz Elite Enhanced - Option 3                                             1.40%                     0.15%
Allianz Elite Enhanced - Option 4                                             1.45%                     0.15%
Allianz Elite Enhanced - Option 5                                             1.65%                     0.15%
Allianz Elite Enhanced - Option 6                                             1.70%                     0.15%
Allianz Elite Enhanced - Option 7                                             1.75%                     0.15%
Allianz Elite Enhanced - Option 8                                             1.80%                     0.15%
Allianz Elite Enhanced - Option 9                                             1.90%                     0.15%
Allianz Elite Enhanced - Option 10                                            1.95%                     0.15%
Allianz Elite Enhanced - Option 11                                            2.00%                     0.15%
Allianz Elite Enhanced - Option 12                                            2.05%                     0.15%
Allianz Elite Enhanced - Option 13                                            2.25%                     0.15%
Allianz Elite Enhanced - Option 14                                            2.30%                     0.15%
Allianz Elite Enhanced - Option 15                                            2.35%                     0.15%
Allianz Elite Enhanced - Option 16                                            2.40%                     0.15%
Allianz High Five - Traditional                                               1.40%                     0.00%
Allianz High Five - Enhanced                                                  1.60%                     0.00%
Allianz High Five Bonus - Traditional                                         1.55%                     0.15%
Allianz High Five Bonus - Enhanced                                            1.75%                     0.15%
Allianz High Five L - Option 1                                                1.65%                     0.00%
Allianz High Five L - Option 2                                                1.75%                     0.00%
Allianz High Five L - Option 3                                                1.85%                     0.00%
Allianz High Five L - Option 4                                                1.95%                     0.00%
Allianz Rewards Enhanced - Option 1                                           1.70%                     0.15%
Allianz Rewards Enhanced - Option 2                                           1.80%                     0.15%
Allianz Rewards Enhanced - Option 3                                           2.00%                     0.15%
Allianz Rewards Enhanced - Option 4                                           1.85%                     0.15%
Allianz Rewards Enhanced - Option 5                                           2.00%                     0.15%
Allianz Rewards Enhanced - Option 6                                           2.45%                     0.15%
Allianz Rewards Enhanced - Option 7                                           1.90%                     0.15%
Allianz Rewards Enhanced - Option 8                                           2.40%                     0.15%
Allianz Rewards Traditional - Option 1                                        1.50%                     0.15%
Allianz Rewards Traditional - Option 2                                        1.80%                     0.15%
Allianz Rewards Traditional - Option 4                                        1.55%                     0.15%
Allianz Rewards Traditional - Option 5                                        1.75%                     0.15%
Allianz Rewards Traditional - Option 6                                        2.25%                     0.15%
Allianz Rewards Traditional - Option 7                                        1.70%                     0.15%
Allianz Rewards Traditional - Option 8                                        2.20%                     0.15%
Allianz Valuemark II                                                          1.25%                     0.15%
Allianz Valuemark III                                                         1.25%                     0.15%
Allianz Valuemark Income Plus                                                 1.25%                     0.15%


                                       79

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)
Allianz Valuemark IV - Option 1                                               1.34%                     0.15%
Allianz Valuemark IV - Option 2                                               1.64%                     0.15%
Allianz Valuemark IV - Option 3                                               1.44%                     0.15%
Allianz Valuemark IV - Option 4                                               1.74%                     0.15%
Allianz Valuemark IV - Option 5                                               1.60%                     0.15%
Allianz Valuemark IV - Option 6                                               1.90%                     0.15%
Allianz Valuemark IV - Option 7                                               1.90%                     0.15%
Allianz Valuemark IV - Option 8                                               1.75%                     0.15%
Allianz Valuemark IV - Option 9                                               2.00%                     0.15%
Allianz Valuemark IV - Option 10                                              2.05%                     0.15%
Allianz Vision Bonus - Option 1                                               1.70%                     0.15%
Allianz Vision Bonus - Option 2                                               2.00%                     0.15%
Allianz Vision Bonus - Option 3                                               2.40%                     0.15%
Allianz Vision Bonus - Option 4                                               2.70%                     0.15%
Allianz Vision Bonus - Option 5                                               2.55%                     0.15%
Allianz Vision Bonus - Option 6                                               2.85%                     0.15%
Allianz Vision Bonus - Option 7                                               2.50%                     0.15%
Allianz Vision Bonus - Option 8                                               2.80%                     0.15%
Allianz Vision Bonus - Option 9                                               2.65%                     0.15%
Allianz Vision Bonus - Option 10                                              2.95%                     0.15%
Allianz Vision B - Option 1                                                   1.40%                     0.15%
Allianz Vision B - Option 2                                                   1.70%                     0.15%
Allianz Vision B - Option 3                                                   2.10%                     0.15%
Allianz Vision B - Option 4                                                   2.40%                     0.15%
Allianz Vision B - Option 5                                                   2.25%                     0.15%
Allianz Vision B - Option 6                                                   2.55%                     0.15%
Allianz Vision B - Option 7                                                   2.20%                     0.15%
Allianz Vision B - Option 8                                                   2.50%                     0.15%

Allianz Vision B - Option 9                                                   2.35%                     0.15%
Allianz Vision B - Option 10                                                  2.65%                     0.15%
Allianz Vision L - Option 1                                                   1.65%                     0.15%
Allianz Vision L - Option 2                                                   1.95%                     0.15%
Allianz Vision L - Option 3                                                   2.35%                     0.15%
Allianz Vision L - Option 4                                                   2.65%                     0.15%
Allianz Vision L - Option 5                                                   2.50%                     0.15%
Allianz Vision L - Option 6                                                   2.80%                     0.15%
Allianz Vision L - Option 7                                                   2.45%                     0.15%
Allianz Vision L - Option 8                                                   2.75%                     0.15%
Allianz Vision L - Option 9                                                   2.60%                     0.15%
Allianz Vision L - Option 10                                                  2.90%                     0.15%
Allianz Connections R - Option 1                                              1.15%                     0.15%
Allianz Connections R - Option 2                                              1.45%                     0.15%
Allianz Connections R - Option 3                                              1.95%                     0.15%
Allianz Connections R - Option 4                                              2.25%                     0.15%
Allianz Connections R - Option 5                                              2.10%                     0.15%
Allianz Connections R - Option 6                                              2.40%                     0.15%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Alterity can be summarized as follows:

The currently offered Allianz Alterity Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select either the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The currently offered Allianz Alterity Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income.

There are also two older versions of the Allianz Alterity Contract that are no longer offered for sale. The May 2003 Contract was replaced by the currently offered Contract in May 2006. The primary difference between May 2003 Contract and the currently offered Contract is that the May 2003 Contracts offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or the Enhanced PRIME Benefit (where the guaranteed values are based on the greater of:
a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The Original Contract was first offered in January 2000 and was replaced by the May 2003 Contract. The Original Contract automatically provided a Traditional GMIB, or owners could select the optional Enhanced GMIB for an additional charge.

                                 Charges for                 Charges for                  Charges for a
                                 an Original     Charges     a Currently                Currently Offered
                                   Contract      for an     Offered Base    May 2003    Contract with the
                                    (which      Original    Contract and    Contract        PRIME Plus
                                   includes     Contract      May 2003      with the     Benefit and May
                                     the          with        Contract     Traditional    2003 Contract
(INCLUDES 0.15% OF               Traditional    Enhanced      without a       PRIME     with the Enhanced
ADMINISTRATIVE CHARGE)              GMIB)         GMIB      PRIME Benefit    Benefit      PRIME Benefit
-------------------------------- ------------- ------------ -------------- ------------ -------------------
-------------------------------- ------------- ------------ -------------- ------------ -------------------
Traditional GMDB                    1.40%         1.70%         1.50%         1.70%           2.20%
                                 (Traditional   (Optional   (Traditional   (Traditional   (Traditional -
                                 - Option 1)   - Option 1)   - Option 3)   - Option 4)      Option 5)
Earnings Protection GMDB            1.60%         1.90%         1.80%         2.00%           2.45%
                                 (Traditional   (Optional    (Optional -    (Optional      (Optional -
                                  -Option 2)   - Option 2)    Option 3)    - Option 4)      Option 5)
Enhanced GMDB                       1.70%         1.90%         1.80%         1.95%            2.40%
                                 (Optional -    (Enhanced    (Enhanced -    (Enhanced       (Enhanced -
                                  Option 1)    - Option 1)    Option 3)    - Option 4)      Option 5)


The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The currently offered Allianz Rewards Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. The currently offered Allianz Rewards Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%

There are also three older versions of the Allianz Rewards Contract that are no longer offered for sale. The Original Contract was first offered in May 2000. The primary difference between the Original Contract and the currently offered Contract is the mortality and expense risk (M&E) charge for the Original Contract without any optional benefits is lower than the currently offered Contract, and the Original Contract also offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The September 2002 Contract without any optional benefits had the same M&E charge as the Original Contract, but the September 2002 Contract only offered an Enhanced GMIB and did not offer a PRIME Benefit. The May 2003 Contract replaced both the Original Contract and the September 2002 Contract. The May 2003 Contract also offered a choice of either the Traditional PRIME Benefit or Enhanced PRIME Benefit, but the charge for these features was higher than for the Original Contract.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                                                                                  Charges for
                                                                              Charges             a Currently
                                                                               for a                Offered
                                                                             Currently              Contract
                                                                              Offered               with the
                                Charges    Charges               Charges       Base     Charges   lPRIME Plus
                     Charges    for an     for an     Charges    for a       Contract   for a     Benefit and
                     for an     Original   Original   for a      September    and May   May 2003   a May 2003
                     Original   Contract   Contract   September  2002          2003     Contract    Contract
  (INCLUDES 0.15%    Contract   with the   with the   2002       Contract    Contract   with the    with the
         OF          without a  TraditionalEnhanced   Contract   with the    without a  Traditiona  Enhanced
   ADMINISTRATIVE    PRIME      PRIME      PRIME      without    Enhanced      PRIME    PRIME        PRIME
      CHARGE)         Benefit    Benefit    Benefit    the GMIB     GMIB      Benefit    Benefit    Benefit
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Traditional GMDB      1.65%   1.85%      2.35%      1.65%      1.95%         1.70%    1.90%        2.40%
                     (Traditiona(Traditiona(Traditiona(Traditiona(Traditiona(Traditional(Tradition(Traditional-Option
                         1)         7)         8)         1)         2)         4)         5)          6)
  Enhanced GMDB         1.85%   2.05%      2.55%      1.95%      2.15%         2.00%    2.15%        2.60%
                     (Enhanced-O(Enhanced-O(Enhanced-O(Enhanced-O(Enhanced-O(Enhanced-Op(Enhanced-(Enhanced-Option
                         1)         7)         8)         2)         3)         4)         5)          6)

The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
                            ----------------------------
                            ----------------------------
Traditional GMDB                       1.15%

 Enhanced GMDB                         1.35%

The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2006. The Charter II contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the optional Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or
b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Charter II contract also offered a choice of the Traditional PRIME Benefit or Enhanced PRIME Benefit. The PRIME Benefits include a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit (GMIB). The PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

                                 Charges
                               Contracts
                               without a
                                 PRIME          Contracts with the       Contracts with the
            Benefit Traditional PRIME Benefit Enhanced PRIME Benefit
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
 Traditional GMDB                  1.75%                1.95%                    2.45%
                               (Option 1)           (Option 4)               (Option 7)
 Enhanced GMDB                    2.05%                2.20%                    2.65%
                               (Option 2)           (Option 5)               (Option 8)
 Earnings Protection GMDB         2.05%                2.25%                    2.70%
                               (Option 3)           (Option 6)               (Option 9)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge for Allianz Dimensions can be summarized as follows:

Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal Guaranteed Minimum Death Benefit (Return of Principal GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead elect either the optional Double Principal Guaranteed Minimum Death Benefit (Double Principal GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Double Principal GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Dimensions contract also offered Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP Benefit) or the Guaranteed Performance Accumulator Benefit (GPA Benefit). The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals at the 20th Contract Anniversary.

The Dimensions contract also included a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense risk charge) in one year, the owner does not have to pay a GVP charge. If the contract earns greater than a 10% gross return in one year, the owner will pay an additional 2% to 3% GVP charge.

                              Return of         Double
                              Principal        Principal       Earnings
                                GMDB             GMDB      Protection GMDB
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  GPP Benefit  or no GVP        1.50%            1.80%     1.70% (Option 5)
                             (Option 1)       (Option 3)
  GPA Benefit               1.70% (Option        2.00%     1.90% (Option 6)
                                  2)          (Option 4)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007



2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)


The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite was launched in September of 2006 and sales were discontinued December 31, 2007. Allianz Elite featured a decreasing M&E charge. The M&E charge will decrease 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offered the optional Short Withdrawal Charge Option that reduced the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carries an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offered the optional PRIME Plus Benefit which carries an additional M&E charge. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit
(GMIB). The PRIME Plus Benefit provides a guarantee on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

                                     Charges
                                                                                             Contracts with
                                                                                            Short Withdrawal
                       Contracts with        Contracts with the                             Charge Option and
                         no optional          Short Withdrawal       Contracts with the      the PRIME Plus
                          benefits              Charge Option        PRIME Plus Benefit*        Benefit*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Traditional GMDB            1.15%           1.50% decreasing to      1.85% decreasing      2.20% decreasing
                        decreasing to        1.00% by the 7th         to 1.70% by the       to 1.70% by the
                        1.00% by the       contract anniversary        5th contract          7th contract
                        5th contract                                    anniversary           anniversary
                         anniversary

 Enhanced GMDB              1.45%           1.80% decreasing to      2.05% decreasing      2.40% decreasing
                        decreasing to        1.30% by the 7th         to 1.90% by the       to 1.90% by the
                        1.30% by the       contract anniversary        5th contract          7th contract
                        5th contract                                    anniversary           anniversary
                         anniversary


*Assumes the PRIME Plus Benefit is selected at contract issue.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge for Allianz High 5 can be summarized as follows:

The Allianz High 5 February 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 also automatically provides Living Guarantees unless the owner elects otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit
(GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between the selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also three older versions of the Allianz High 5 Contract. The Original Contract first became available on September 20, 2002. The Original Contract issued before June 22, 2007 is no longer offered for sale, however, the Original Contract issued on or after June 22, 2007 is still for sale in the state of Washington. The primary difference between the February 2007 Contract and the Original Contract is the Original Contract had fewer restrictions on the availability of certain features and benefits. The May 2005 Contract was replaced by the February 2007 Contract. The primary difference between the February 2007 Contract and the May 2005 Contract is the M&E charge.

                              February 2007 Contract
                                        and                May 2005 Contract and
                                 Original Contract           Original Contract
                                issued on or after        issued before June 22,
                                   June 22, 2007                    2007
                            ----------------------------------------------------
                            ----------------------------------------------------
Traditional GMDB                       1.25%                        1.40%

 Enhanced GMDB                         1.45%                        1.60%



The M&E charge and administrative charge for Allianz High 5 Bonus can be summarized as follows:

The Allianz High 5 Bonus May 2007 Contract automatically provides a bonus of 3% to 7% on each Purchase Payment received before age 81. The bonus is subject to a three year vesting schedule. The High 5 Bonus Contracts also automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

Allianz High 5 Bonus also automatically provides Living Guarantees. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit
(GWB). There are no additional fees or charges associated with the Living

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also two older versions of the Allianz High 5 Bonus Contract. The Original Contract first became available on April 30, 2004. The May 2005 Contract is being replaced by the May 2007 Contract. The primary difference between the May 2007 Contract and the Original and May 2005 Contracts are the length of the withdrawal charge period. Original and May 2005 Contracts have a ten-year withdrawal charge period and the May 2007 Contract has a nine-year withdrawal charge period. The primary difference between the Original Contract and May 2005 Contract is that Original Contracts have no waiting period on the exercise of the GWB and there are no restrictions on allocations of Purchase Payments to the FPAs.

  (INCLUDES A 0.15%
  ADMINISTRATIVE CHARGE)              Charges
--------------------------------------------------------
--------------------------------------------------------
Traditional GMDB                       1.70%

 Enhanced GMDB                         1.90%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)


The M&E charge for Allianz High 5 L can be summarized as follows:

Allianz High 5 L May 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 L also offers optional Living Guarantees. The Living Guarantees include the Guaranteed Withdrawal Benefit (GWB) and either the Guaranteed Principal Value Benefit (GPV Benefit) or the Guaranteed Account Value Benefit (GAV Benefit). There are no additional fees or charges if you select the Living Guarantees with the GPV Benefit, however, there is an additional charge for selecting the GAV Benefit. In addition, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GPV and GAV Benefits guarantee that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Principal Value (GPV) or Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the Purchase Payments received within 90 days of Contract issue. The GPV is recalculated on each Contract Anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent Contract Anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

There is also an older version of the Allianz High 5 L Contract that is still available in some states. The Original Contract first became available on April 29, 2005. The primary difference between the May 2007 Contract and the Original Contract is the length of the withdrawal charge period. The Original Contract had a three-year withdrawal charge period and the May 2007 Contract has a four-year withdrawal charge period.

                                                           Charges
                                              Traditional GMDB    Enhanced GMDB
                                             -----------------------------------
                                             -----------------------------------
No Living Guarantees or Living Guarantees           1.65%               1.85%
with the GPV Benefit
 Living Guarantees with the GAV Benefit             1.75%               1.95%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
                            ----------------------------
                            ----------------------------
Valuemark II                           1.40%

 Valuemark III                         1.40%



The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV contract was launched in February of 1997 (Original Contract). For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement) the death benefit was the Contract Value. Before July 1999 Original Contracts with an EDB Endorsement included Death Benefit Option 1(DB Option 1) where the death benefit is based on the contract value or the greater of: a) total purchase payments less partial withdrawals increased annually by 5%, or b) the highest Contract Value from any sixth Contract Anniversary. Beginning in July 1999 the owner could instead select Death Benefit Option 2 (DB Option 2) where the death benefit is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001 the owner could select for an additional charge Death Benefit Option 3 (DB Option 3) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional Guaranteed Minimum Income Benefits (GMIBs) for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest Contract Value from any sixth Contract Anniversary. GMIB Option 1 provided a GMIB value of the greater of a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales will be discontinued in May 2007. The May 2003 Contract replaced the Original Contract. The May 2003 Contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge where the GMIB value is total purchase payments adjusted for partial withdrawals.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                                Charges
                                                         May 2003     May 2003
                          Original                      Contracts     Contracts
                         Contracts        Original     without the    with the
  (INCLUDES A 0.15%      without a        Contracts    Traditional   Traditional
  ADMINISTRATIVE CHARGE     GMIB         with a GMIB       GMIB          GMIB
Without the EDB            1.49%            1.79%           -             -
Endorsement, or with DB
Option 1 or DB Option 2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DB Option 3                1.59%            1.89%           -             -

 Traditional GMDB             -              -            1.75%          1.90%

 Enhanced GMDB                -              -            2.05%          2.15%

Earnings Protection GMDB      -              -            2.05%          2.20%

The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2007. The Valuemark Income Plus was an immediate single payment annuity.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
                            ----------------------------
                            ----------------------------
Valuemark Income Plus                  1.40%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)
The M&E charge for Allianz Vision can be summarized as follows:

The Allianz Vision Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit., which locks in the highest Contract Value from any Quarterly Anniversary. The Contract also allows the owner to select at issue either a Bonus Option (which provides a 6% bonus that is subject to a three year vesting schedule) or a Short Withdrawal Charge Option (which shortens the withdrawal charge period from seven years to four years). The Contract also offers selection of either the Lifetime Plus Benefit or Lifetime Plus II Benefit. These benefits are designed for those who want lifetime income and continued access to Contract Value. The primary difference between these benefits is the mortality and expense risk (M&E) charge for the benefit and the reset feature. The Lifetime Plus Benefit allows owners to reset the guaranteed value to equal the Contract Value if that would provide a greater guarantee. Under the Lifetime Plus II Benefit these resets are automatic.


                              Traditional Quarterly
                                Death Value Death
                                Benefit t Benefit
------------------------------------------------ -------------- --------------
------------------------------------------------ -------------- --------------
Base Contract                                        1.40%          1.70%
                                                     (xxx)          (xxx)
Contract with the Bonus Option                       1.70%          2.00%
                                                     (xxx)          (xxx)
Contract with the Short Withdrawal Charge            1.65%          1.95%
Option                                               (xxx)          (xxx)
Contract with the Lifetime Plus Benefit              2.10%          2.40%
(single Lifetime Plus Payments)                      (xxx)          (xxx)
Contract with the Lifetime Plus Benefit (joint       2.25%          2.55%
Lifetime Plus Payments)                              (xxx)          (xxx)
Contract with the Lifetime Plus II Benefit           2.20%          2.50%
(single Lifetime Plus Payments)                      (xxx)          (xxx)
Contract with the Lifetime Plus II Benefit           2.35%          2.65%
(joint Lifetime Plus Payments)                       (xxx)          (xxx)
Contract with the with the Bonus Option and          2.40%          2.70%
Lifetime Plus Benefit (single Lifetime Plus          (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.55%          2.85%
Lifetime Plus Benefit (joint Lifetime Plus           (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.50%          2.80%
Lifetime Plus II Benefit (single Lifetime Plus       (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.65%          2.95%
Lifetime Plus II Benefit (joint Lifetime Plus        (xxx)          (xxx)
Payments)
Contract with the Short Withdrawal Charge            2.35%          2.65%
Option and Lifetime Plus Benefit (single             (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.50%          2.80%
Option and Lifetime Plus Benefit (joint              (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.45%          2.75%
Option and Lifetime Plus II Benefit (single          (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.60%          2.90%
Option and Lifetime Plus II Benefit (joint           (xxx)          (xxx)
Lifetime Plus Payments)

The M&E charge for Allianz Connections can be summarized as follows:

The Allianz Connection Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit., which locks in the highest Contract Value from any Quarterly Anniversary. The Contract also allows the owner to select the Lifetime Plus II Benefit, which is designed for those who want lifetime income and continued access to Contract Value.


                              Traditional Quarterly
                                Death Value Death
                                Benefit t Benefit
------------------------------------------------ -------------- --------------
------------------------------------------------ -------------- --------------
Base Contract                                        1.15%          1.45%
                                                     (xxx)          (xxx)
Contract with the Lifetime Plus II Benefit           1.95%          2.25%
(single Lifetime Plus Payments)                      (xxx)          (xxx)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


Contract with the Lifetime Plus II Benefit           2.10%          2.40%
(joint Lifetime Plus Payments)                       (xxx)          (xxx)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II, Elite, and Vision contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2007 and 2006 were $5,229,000 and $4,303,000 respectively. These contract charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Vision deferred annuity contracts. Allianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.

                        Contingent Deferred Sales Charge
   Years     Allianz  Allianz     Allianz   Allianz    Allianz   Allianz   Allianz     Allianz    Allianz     Allianz
   Since     Alterity Connections High      High       High      Rewards   Valuemark   Valuemark  Valuemark   Vision
  Payment                           Five    Five        Five L                 II         III         IV
                                              Bonus
------------ -------- ----------- --------- ---------- --------- --------- ----------- ---------- ----------- --------

    0-1        7%       8.50%        8%       8.50%       8%      8.50%        5%         6%          6%       8.50%
    1-2        6%       8.50%        8%       8.50%       7%      8.50%        5%         5%          6%       8.50%
    2-3        5%       7.50%        7%       8.50%       5%      8.50%        4%         4%          6%       7.50%
    3-4        4%       6.50%        6%       8.50%       0%      8.50%        3%         3%          5%       6.50%
    4-5        3%         5%         5%        8%         0%        8%       1.50%       1.50%        4%        5%
    5-6        2%         4%         4%        7%         0%        7%         0%         0%          3%        4%
    6-7        0%         3%         3%        6%         0%        6%         0%         0%          2%        3%
    7-8        0%         0%         0%        5%         0%        5%         0%         0%          0%        0%
    8-9        0%         0%         0%        4%         0%        4%         0%         0%          0%        0%
   9-10        0%         0%         0%        3%         0%        3%         0%         0%          0%        0%
   10 +        0%         0%         0%        0%         0%        0%         0%         0%          0%        0%

Total contingent deferred sales charges paid by the contract owners during the the years ended December 31, 2007 and 2006 were $34,201,903 and $23,383,698, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Alterity, Allianz Dimensions, Allianz High Five, Allianz Rewards, Allianz Charter II, Allianz High Five Bonus and Allianz High Five L deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. Allianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and Allianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2007 and 2006 were $7,035 and $5,375, respectively. Net transfers to/from the Fixed Accounts during the years ended December 31, 2007 and 2006 were $(1,282,366,000) and $(367,573,000), respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the contract owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CAPITALIZATION

Allianz Life may provide seed capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2007 and 2006.

                                                             Capitalization      Date of
PORTFOLIO                                                       AMOUNT        CAPITALIZATION
AZL Neuberger Berman Regency Fund                                5,000,000       5/1/2006
AZL Oppenheimer Developing Markets Fund                         10,000,000       5/1/2006
AZL PIMCO Fundamental IndexPLUS Total Return Fund                5,000,000       5/1/2006
AZL Van Kampen Global Real Estate Fund                          10,000,000       5/1/2006
AZL First Trust Target Double Play Fund                            100,000      12/28/2006
AZL First Trust Target PLUS Equity                                 250,000      12/28/2006
AZL S&P 500 Index Fund                                          20,000,000       5/1/2007
AZL Small Cap Stock Index Fund                                  20,000,000       5/1/2007
AZL NACM International Fund                                     10,000,000       5/1/2007
AZL Schroder International Small Cap Fund                       10,000,000       5/1/2007
AZL TargetPLUS Balanced Fund                                     4,000,000       5/1/2007
AZL TargetPLUS Moderate Fund                                     6,000,000       5/1/2007
AZL TargetPLUS Growth Fund                                      10,000,000       5/1/2007

Allianz Life will generally begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. A specific percentage of daily net premium that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity was as follows during the year ended December 31, 2007 and 2006.

                                                          Seed        Realized       Remaining
                                                         Capital    Gain\Loss on   Seed Capital
                                                       Recaptured     Recapture
                                                       ------------------------------------------
                                                       ------------------------------------------
PORTFOLIO
AZL Neuberger Berman Regency Fund                        5,000,000       (399,601)             -
AZL Oppenheimer Developing Markets Fund                 10,000,000     (1,218,200)             -
AZL PIMCO Fundamental IndexPLUS Total Return Fund        5,000,000         495,192             -
AZL Van Kampen Global Real Estate Fund                  10,000,000       (140,132)             -
AZL First Trust Target Double Play Fund                    100,000           1,796             -
AZL First Trust Target PLUS Equity                         250,000           3,979             -
AZL S&P 500 Index Fund                                  20,000,000         154,680             -
AZL Small Cap Stock Index Fund                           9,351,103        (23,279)    10,648,897
AZL NACM International Fund                              4,934,885          45,614     5,065,115
AZL Schroder International Small Cap Fund                8,463,883       (167,117)     1,563,117
AZL TargetPLUS Balanced Fund                             4,000,000          16,737             -
AZL TargetPLUS Moderate Fund                             6,000,000          84,889             -
AZL TargetPLUS Growth Fund                              10,000,000         255,346             -
                                                       ------------------------------------------
                                                       ------------------------------------------
                          Total                        $93,099,871      ($890,096)    17,250,129
                                                       ------------------------------------------


3.      FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

     Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

4.  PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                                                   COST OF         PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                              -------------------------------------
     AIM V.I. Capital Appreciation Fund                                                      21              3,634
     AIM V.I. Core Equity Fund                                                               73              1,937
     AIM V.I. International Growth Fund                                                      16                933
     Alger American Growth Portfolio                                                         91              2,032
     Alger American Leveraged AllCap Portfolio                                                4                728
     Alger American MidCap Growth Portfolio                                               1,221              2,964
     Alger American Small Capitalization Portfolio                                            -                108
     AZL AIM Basic Value Fund                                                            34,032            199,988
     AZL AIM International Equity Fund                                                  175,535            113,057
     AZL Columbia Technology Fund                                                        78,708             36,355
     AZL Davis NY Venture Fund                                                          100,079            107,188
     AZL Dreyfus Founders Equity Growth Fund                                            222,044             59,504
     AZL Dreyfus Premier Small Cap Value Fund                                            27,916             31,952
     AZL First Trust Target Double Play Fund                                            114,292             26,606
     AZL Franklin Small Cap Value Fund                                                  110,257            127,038
     AZL Fusion Balanced Fund                                                           173,193             97,193
     AZL Fusion Growth Fund                                                             452,978            261,207
     AZL Fusion Moderate Fund                                                           342,093            190,705
     AZL Jennison 20/20 Focus Fund                                                      106,508             71,335
     AZL Jennison Growth Fund                                                            29,785             22,809
     AZL Legg Mason Growth Fund                                                         144,594             59,043
     AZL Legg Mason Value Fund                                                           38,813             71,113
     AZL LMP Large Cap Growth Fund                                                       16,123             43,630
     AZL Money Market Fund                                                              997,539            808,700
     AZL NACM International Fund                                                          9,249              2,586
     AZL Neuberger Berman Regency Fund                                                   60,183             38,413
     AZL OCC Opportunity Fund                                                            77,012             57,638
     AZL OCC Renaissance Fund                                                           113,335            391,698
     AZL OCC Value Fund                                                                 379,976            128,129
     AZL Oppenheimer Global Fund                                                         60,795             64,575
     AZL Oppenheimer International Growth Fund                                          153,211             86,109
     AZL Oppenheimer Main Street Fund                                                    48,809             35,303
     AZL PIMCO Fundamental IndexPLUS Total Return Fund                                    6,765              4,043
     AZL S&P 500 Index Fund                                                              39,773             11,721
     AZL Schroder Emerging Markets Equity Fund CL 1                                       1,051                742
     AZL Schroder Emerging Markets Equity Fund CL 2                                     170,398             65,619
     AZL Schroder International Small Cap Fund                                           15,619              4,548
     AZL Small Cap Stock Index Fund                                                      15,576              3,050
     AZL TargetPLUS Balanced Fund                                                        13,772              2,829
     AZL TargetPLUS Equity Fund                                                         115,975             29,423
     AZL TargetPLUS Growth Fund                                                          54,186             15,337
     AZL TargetPLUS Moderate Fund                                                        33,363             10,236
     AZL Turner Quantitative Small Cap Growth Fund                                       19,548             22,704
     AZL Van Kampen Aggressive Growth Fund                                               46,910            143,180
     AZL Van Kampen Comstock Fund                                                       250,279            173,327
     AZL Van Kampen Equity and Income Fund                                               93,551             71,476
     AZL Van Kampen Global Franchise Fund                                               144,511            153,908
     AZL Van Kampen Global Real Estate Fund                                             101,310             66,690

                                       94

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:
                                                                                   COST OF         PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                              -------------------------------------
     AZL Van Kampen Growth and Income Fund                                               87,207            118,359
     AZL Van Kampen Mid Cap Growth Fund                                                 284,348            101,086
     AZL Van Kampen Strategic Growth Fund                                                35,930            202,736
     Davis VA Financial Portfolio                                                        33,927             54,076
     Davis VA Real Estate Portfolio                                                         579                556
     Davis VA Value Portfolio                                                            10,971             41,449
     Dreyfus IP Small Cap Stock Index Portfolio                                          42,546             90,445
     Dreyfus Stock Index Fund                                                            35,419            119,548
     Franklin Global Communications Securities Fund                                     101,057             84,483
     Franklin Growth and Income Securities Fund                                          64,579            125,271
     Franklin High Income Securities Fund                                                90,287            104,454
     Franklin Income Securities Fund                                                    464,603            341,892
     Franklin Large Cap Growth Securities Fund                                           26,374             90,797
     Franklin Money Market Fund                                                             410              5,016
     Franklin Real Estate Fund                                                           62,694            166,619
     Franklin Rising Dividends Securities Fund                                           45,734            179,788
     Franklin Small Cap Value Securities Fund                                            20,415             56,779
     Franklin Small-Mid Cap Growth Securities Fund                                       36,408             73,751
     Franklin Templeton VIP Founding Funds Allocation Fund                               45,310              2,747
     Franklin U.S. Government Fund                                                      109,506            145,805
     Franklin Zero Coupon 2010 Fund                                                      29,241             29,936
     J.P. Morgan International Opportunities Portfolio                                        5                 77
     J.P. Morgan U.S. Large Cap Core Equity Portfolio                                         7                122
     Jennison 20/20 Focus Portfolio                                                      30,319             46,945
     Mutual Discovery Securities Fund                                                   287,992            251,221
     Mutual Shares Securities Fund                                                      421,274            340,887
     OpCap Mid Cap Portfolio                                                             34,055             17,646
     Oppenheimer Global Securities Fund/VA                                               24,799             61,073
     Oppenheimer High Income Fund/VA                                                     17,820             23,769
     Oppenheimer Main Street Fund/VA                                                      5,134             36,157
     PIMCO VIT All Asset Portfolio                                                       43,526             69,516
     PIMCO VIT CommodityRealReturn Strategy Portfolio                                    51,716             37,958
     PIMCO VIT Emerging Markets Bond Portfolio                                           27,955             18,350
     PIMCO VIT Global Bond Portfolio (Unhedged)                                          45,258             21,351
     PIMCO VIT High Yield Portfolio                                                      67,787             89,254
     PIMCO VIT Real Return Portfolio                                                     70,183             86,566
     PIMCO VIT StocksPLUS Growth and Income Portfolio                                     2,042              4,993
     PIMCO VIT Total Return Portfolio                                                   145,158            149,450
     Seligman Global Technology Portfolio                                                     -                934
     Seligman Small-Cap Value Portfolio                                                  16,736             43,697
     SP Strategic Partners Focused Growth Portfolio                                       2,862             10,743
     SP International Growth Portfolio                                                   13,812              5,886
     Templeton Asset Strategy Fund                                                        6,392              3,509
     Templeton Developing Markets Securities Fund                                        76,942            136,183
     Templeton Foreign Securities Fund                                                   65,217            115,778
     Templeton Global Income Securities Fund                                             66,250             13,137
     Templeton Growth Securities Fund                                                   305,256            244,978
     Van Kampen LIT Enterprise Portfolio                                                      1                 58
     Van Kampen LIT Growth and Income Portfolio                                              55                 99
     Van Kampen LIT Strategic Growth Portfolio                                                -              1,854

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          AIM V.I. CAPITAL      AIM V.I. CORE EQUITY    AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND             FUND                  GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                          (147)       1,032         (19)         680        (22)         (19)
           Surrenders and terminations                      (287)       (225)        (139)        (70)        (51)         (31)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                 (1)         (1)            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (435)         806        (158)         610        (73)         (50)
                                                      --------------------------------------------------------------------------


                                                       ALGER AMERICAN GROWTH       ALGER AMERICAN       ALGER AMERICAN MIDCAP
                                                                                 LEVERAGED ALLCAP
                                                             PORTFOLIO               PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                           (50)        (89)         (11)        (18)        (71)         (91)
           Surrenders and terminations                      (158)       (147)         (51)        (62)       (123)        (121)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (208)       (236)         (62)        (80)       (194)        (213)
                                                      --------------------------------------------------------------------------


                                                        ALGER AMERICAN SMALL    AZL AIM BASIC VALUE     AZL AIM INTERNATIONAL
                                                           CAPITALIZATION
                                                             PORTFOLIO                 FUND                  EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          594       1,520       2,846        2,753
           Transfers between funds                            (1)         (9)     (14,535)     (1,775)       1,040        2,182
           Surrenders and terminations                       (10)        (27)        (843)       (839)     (1,006)        (541)
           Rescissions                                          -           -          (7)        (47)        (90)         (77)
           Bonus                                                -           -            8          18          54           47
           Other transactions                                   -           -          (2)         (4)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (11)        (36)     (14,785)     (1,127)       2,842        4,363
                                                      --------------------------------------------------------------------------

                                       96

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                            AZL COLUMBIA        AZL DAVIS NY VENTURE     AZL DREYFUS FOUNDERS
                                                          TECHNOLOGY FUND              FUND              EQUITY GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,220         971        4,237       6,108       2,054        1,231
           Transfers between funds                          3,862       (494)      (2,482)       1,404      13,868        1,417
           Surrenders and terminations                      (575)       (300)      (1,866)     (1,244)     (1,409)        (508)
           Rescissions                                       (43)        (36)         (86)       (107)        (38)         (39)
           Bonus                                               27          20           50          65          30           18
           Other transactions                                 (1)         (1)          (5)         (5)         (3)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,490         160        (152)       6,222      14,502        2,116
                                                      --------------------------------------------------------------------------


                                                        AZL DREYFUS PREMIER       AZL FIRST TRUST       AZL FRANKLIN SMALL CAP
                                                                                TARGET DOUBLE PLAY
                                                       SMALL CAP VALUE FUND            FUND                  VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  869       1,237        3,911           -       3,171        4,056
           Transfers between funds                        (1,124)       (369)        4,523           -     (3,489)          390
           Surrenders and terminations                      (287)       (160)        (140)           -     (1,038)        (675)
           Rescissions                                       (31)        (27)        (103)           -        (67)        (100)
           Bonus                                               13          20           61           -          43           57
           Other transactions                                 (1)         (1)            -           -         (3)          (3)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (561)         700        8,252           -     (1,383)        3,725
                                                      --------------------------------------------------------------------------


                                                        AZL FUSION BALANCED      AZL FUSION GROWTH       AZL FUSION MODERATE
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                7,047      10,095       24,989      36,078      17,701       28,103
           Transfers between funds                          1,008       3,614      (5,546)       7,706     (2,080)          607
           Surrenders and terminations                    (1,809)       (905)      (4,264)     (1,140)     (3,439)      (1,597)
           Rescissions                                      (131)       (260)        (721)     (1,132)       (374)        (885)
           Bonus                                               91         238          416         643         179          383
           Other transactions                                 (4)         (2)         (13)         (8)        (10)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       6,202      12,780       14,861      42,146      11,977       26,606
                                                      --------------------------------------------------------------------------

                                       97

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:

                                                         AZL JENNISON 20/20     AZL JENNISON GROWTH     AZL LEGG MASON GROWTH
                                                            FOCUS FUND                 FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,831       4,633          929       2,002       2,581        2,185
           Transfers between funds                             99         708         (81)       (840)       4,394        (332)
           Surrenders and terminations                      (662)       (324)        (240)       (127)       (695)        (372)
           Rescissions                                       (51)        (70)         (14)        (34)        (57)         (49)
           Bonus                                               27          54           12          24          40           29
           Other transactions                                 (2)         (1)          (1)           -         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,242       4,999          605       1,024       6,261        1,459
                                                      --------------------------------------------------------------------------


                                                        AZL LEGG MASON VALUE     AZL LMP LARGE CAP      AZL MONEY MARKET FUND
                                                               FUND                 GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,837       3,815          665       1,487      31,970       25,839
           Transfers between funds                        (3,242)     (2,312)      (1,806)     (1,606)       1,287     (11,524)
           Surrenders and terminations                    (1,079)       (729)      (1,034)       (849)    (16,087)      (7,712)
           Rescissions                                       (37)        (90)         (16)        (32)       (987)        (799)
           Bonus                                               27          38           10          21         340          368
           Other transactions                                 (3)         (4)          (3)         (3)         (9)          (8)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,497)         718      (2,184)       (982)      16,514        6,164
                                                      --------------------------------------------------------------------------


                                                              AZL NACM          AZL NEUBERGER BERMAN     AZL OCC OPPORTUNITY
                                                        INTERNATIONAL FUND         REGENCY FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  300           -        1,382         759       1,043        1,830
           Transfers between funds                            391           -          856       1,160       (305)        (618)
           Surrenders and terminations                       (29)           -        (211)        (26)       (671)        (486)
           Rescissions                                        (2)           -         (31)        (30)        (27)         (71)
           Bonus                                                4           -           20          13          19           31
           Other transactions                                   -           -            -           -         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         664           -        2,016       1,876          57          683
                                                      --------------------------------------------------------------------------


                                       98

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        AZL OCC RENAISSANCE      AZL OCC VALUE FUND     AZL OPPENHEIMER GLOBAL
                                                               FUND                                             FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  946       1,650          950       1,014       2,188        3,331
           Transfers between funds                       (22,730)     (5,299)       15,550     (1,290)     (2,021)          205
           Surrenders and terminations                    (1,353)     (1,391)      (1,618)       (789)       (657)        (437)
           Rescissions                                       (30)        (31)         (22)        (14)        (76)         (83)
           Bonus                                                9          17           12          12          31           44
           Other transactions                                 (4)         (6)          (4)         (3)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                    (23,162)     (5,060)       14,868     (1,070)       (537)        3,057
                                                      --------------------------------------------------------------------------


                                                          AZL OPPENHEIMER       AZL OPPENHEIMER MAIN    AZL PIMCO FUNDAMENTAL
                                                       INTERNATIONAL GROWTH                            INDEXPLUS TOTAL RETURN
                                                               FUND                 STREET FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,523       2,088        1,581       1,874         226          130
           Transfers between funds                          1,538       2,162        (366)        (93)          20          296
           Surrenders and terminations                      (667)       (342)        (522)       (355)        (37)          (3)
           Rescissions                                       (79)        (60)         (54)        (75)        (15)          (8)
           Bonus                                               43          40           28          22           5            2
           Other transactions                                 (2)         (1)          (2)         (2)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       3,356       3,887          665       1,371         199          416
                                                      --------------------------------------------------------------------------


                                                         AZL S&P 500 INDEX     AZL SCHRODER EMERGING    AZL SCHRODER EMERGING
                                                                              MARKETS EQUITY FUND CL
                                                               FUND                      1            MARKETS EQUITY FUND CL 2
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,323           -            6           -       3,181        1,726
           Transfers between funds                          1,483           -           11           -       5,561        2,798
           Surrenders and terminations                       (41)           -          (1)           -       (407)         (38)
           Rescissions                                        (8)           -            -           -       (109)         (84)
           Bonus                                               15           -            -           -          53           19
           Other transactions                                   -           -            -           -         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,772           -           16           -       8,278        4,421
                                                      --------------------------------------------------------------------------

                                       99

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                            AZL SCHRODER        AZL SMALL CAP STOCK    AZL TARGETPLUS BALANCED
                                                        INTERNATIONAL SMALL
                                                             CAP FUND               INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  701           -          773           -         671            -
           Transfers between funds                            447           -          485           -         402            -
           Surrenders and terminations                        (9)           -          (9)           -           1            -
           Rescissions                                       (15)           -         (14)           -         (8)            -
           Bonus                                               12           -           11           -           5            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,136           -        1,246           -       1,071            -
                                                      --------------------------------------------------------------------------


                                                       AZL TARGETPLUS EQUITY   AZL TARGETPLUS GROWTH   AZL TARGETPLUS MODERATE
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,597           -        3,400           -       1,391            -
           Transfers between funds                          4,688           -          486           -         917            -
           Surrenders and terminations                      (203)           -         (35)           -        (42)            -
           Rescissions                                       (74)           -         (96)           -        (57)            -
           Bonus                                               55           -           55           -          16            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       8,063           -        3,810           -       2,225            -
                                                      --------------------------------------------------------------------------


                                                             AZL TURNER            AZL VAN KAMPEN      AZL VAN KAMPEN COMSTOCK
                                                       QUANTITATIVE SMALL CAP
                                                            GROWTH FUND       AGGRESSIVE GROWTH FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  540       1,288          832       1,557       3,557        5,049
           Transfers between funds                          (682)       (104)     (11,245)     (1,675)       5,006      (3,259)
           Surrenders and terminations                      (138)       (123)        (563)       (587)     (3,594)      (2,417)
           Rescissions                                       (17)        (27)         (19)        (46)        (86)        (126)
           Bonus                                                7          19           15          24          42           53
           Other transactions                                   -           -          (2)         (3)         (9)          (9)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (290)       1,053     (10,982)       (730)       4,916        (709)
                                                      --------------------------------------------------------------------------


                                     100

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                       AZL VAN KAMPEN EQUITY   AZL VAN KAMPEN GLOBAL    AZL VAN KAMPEN GLOBAL
                                                          AND INCOME FUND         FRANCHISE FUND          REAL ESTATE FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,285       3,962        4,065       4,376       3,551        1,795
           Transfers between funds                        (1,831)         384      (3,241)       1,317       (502)        3,513
           Surrenders and terminations                    (1,088)       (683)      (1,255)       (744)       (362)         (47)
           Rescissions                                       (96)        (94)        (116)       (102)        (96)         (37)
           Bonus                                               48          28           42          53          50           23
           Other transactions                                 (3)         (2)          (3)         (3)         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,315       3,595        (508)       4,897       2,640        5,248
                                                      --------------------------------------------------------------------------


                                                       AZL VAN KAMPEN GROWTH     AZL VAN KAMPEN MID         AZL VAN KAMPEN
                                                          AND INCOME FUND         CAP GROWTH FUND       STRATEGIC GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,622       3,614        3,583       4,556       1,041        2,421
           Transfers between funds                        (3,640)     (1,264)        9,235     (1,178)    (20,111)      (2,178)
           Surrenders and terminations                    (2,107)     (1,510)      (1,428)       (919)     (1,016)      (1,188)
           Rescissions                                       (64)        (77)         (91)       (102)        (22)         (43)
           Bonus                                               32          39           53          56          15           31
           Other transactions                                 (5)         (6)          (4)         (3)         (3)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,162)         796       11,348       2,410    (20,096)        (962)
                                                      --------------------------------------------------------------------------


                                                         DAVIS VA FINANCIAL     DAVIS VA REAL ESTATE        DAVIS VA VALUE
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  788         839            -           -         102          154
           Transfers between funds                        (1,634)         206          (3)         (1)     (1,211)      (1,210)
           Surrenders and terminations                      (666)       (421)         (12)        (25)     (1,467)        (923)
           Rescissions                                       (15)        (14)            -           -         (2)          (3)
           Bonus                                               11           9            -           -           1            1
           Other transactions                                 (2)         (2)            -           -         (3)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,518)         617         (15)        (26)     (2,580)      (1,984)
                                                      --------------------------------------------------------------------------

                                      101

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        DREYFUS IP SMALL CAP    DREYFUS STOCK INDEX        FRANKLIN GLOBAL
                                                                                                           COMMUNICATIONS
                                                       STOCK INDEX PORTFOLIO           FUND                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,004       2,745        1,270       3,263         853          660
           Transfers between funds                        (3,592)     (1,655)      (5,009)     (3,410)         948          813
           Surrenders and terminations                    (1,122)       (851)      (2,312)     (1,716)       (950)        (946)
           Rescissions                                       (40)        (66)         (35)        (60)        (35)         (20)
           Bonus                                               10          31           11          23          20           13
           Other transactions                                 (3)         (4)          (6)         (7)         (4)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,743)         200      (6,081)     (1,908)         832          515
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                      INCOME SECURITIES FUND      SECURITIES FUND          SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  423         673        1,195       1,078       5,854        4,175
           Transfers between funds                        (1,116)       (557)      (1,279)        (99)     (1,434)        2,061
           Surrenders and terminations                    (1,700)     (1,885)        (944)       (886)     (2,258)      (1,982)
           Rescissions                                       (11)        (12)         (18)        (55)       (139)         (81)
           Bonus                                                6           8           16          13          52           38
           Other transactions                                 (4)         (5)          (2)         (2)         (5)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,402)     (1,778)      (1,032)          49       2,070        4,206
                                                      --------------------------------------------------------------------------


                                                         FRANKLIN LARGE CAP    FRANKLIN MONEY MARKET     FRANKLIN REAL ESTATE
                                                      GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  537       1,511            -           -         134          801
           Transfers between funds                        (1,990)     (1,841)         (49)        (93)     (1,732)      (1,423)
           Surrenders and terminations                    (1,571)     (1,653)        (279)       (451)       (771)        (703)
           Rescissions                                       (14)        (46)            -           -         (4)         (21)
           Bonus                                                6          19            -           -           1           10
           Other transactions                                 (4)         (5)          (1)         (1)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,036)     (2,016)        (329)       (546)     (2,374)      (1,338)
                                                      --------------------------------------------------------------------------



                                      102

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          FRANKLIN RISING        FRANKLIN SMALL CAP     FRANKLIN SMALL-MID CAP
                                                        DIVIDENDS SECURITIES
                                                               FUND            VALUE SECURITIES FUND   GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  373       1,245          121         201         130          670
           Transfers between funds                        (2,570)     (1,651)      (1,621)     (1,692)       (949)      (1,390)
           Surrenders and terminations                    (1,779)     (1,819)      (1,023)       (761)     (1,303)      (1,327)
           Rescissions                                        (8)        (29)          (4)         (8)         (4)         (17)
           Bonus                                                1          11            2           1           1            9
           Other transactions                                 (4)         (5)          (2)         (3)         (3)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,987)     (2,248)      (2,527)     (2,262)     (2,128)      (2,060)
                                                      --------------------------------------------------------------------------


                                                         FRANKLIN TEMPLETON        FRANKLIN U.S.         FRANKLIN ZERO COUPON
                                                         VIP FOUNDING FUNDS
                                                          ALLOCATION FUND         GOVERNMENT FUND             2010 FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,970           -        1,040       1,390         147          164
           Transfers between funds                          2,649           -        (802)     (1,312)           7        (166)
           Surrenders and terminations                       (31)           -      (2,279)     (2,041)       (232)        (248)
           Rescissions                                       (61)           -         (12)        (46)         (5)          (2)
           Bonus                                               19           -           10          14           2            3
           Other transactions                                   -           -          (5)         (6)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,546           -      (2,048)     (2,002)        (82)        (249)
                                                      --------------------------------------------------------------------------


                                                            J.P. MORGAN                 J.P.
                                                                                     MORGAN U.S.             JENNISON
                                                                                                            20/20 FOCUS
                                                           INTERNATIONAL
                                                           OPPORTUNITIES                LARGE
                                                                                  CAP CORE EQUITY
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -         101          231
           Transfers between funds                            (2)         (3)          (4)        (11)     (1,105)        (842)
           Surrenders and terminations                        (4)        (14)          (8)        (20)       (524)        (415)
           Rescissions                                          -           -            -           -         (3)          (6)
           Bonus                                                -           -            -           -           2            3
           Other transactions                                   -           -            -           -         (1)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (6)        (17)         (12)        (31)     (1,530)      (1,030)
                                                      --------------------------------------------------------------------------


                                      103

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          MUTUAL DISCOVERY         MUTUAL SHARES       OPCAP MID CAP PORTFOLIO
                                                          SECURITIES FUND         SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,359       4,267       10,659       8,667       1,431          596
           Transfers between funds                          (948)       1,414      (4,695)       3,640         173          869
           Surrenders and terminations                    (2,335)     (1,785)      (4,174)     (3,355)        (80)          (8)
           Rescissions                                       (90)        (88)        (285)       (170)        (31)         (10)
           Bonus                                               57          50          107          83          21            6
           Other transactions                                 (6)         (6)          (9)         (9)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,037       3,851        1,603       8,856       1,514        1,452
                                                      --------------------------------------------------------------------------


                                                         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH     OPPENHEIMER MAIN STREET
                                                        SECURITIES FUND/VA        INCOME FUND/VA               FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  139         240           25          38         149          207
           Transfers between funds                        (1,606)     (1,695)        (332)       (107)     (1,231)      (1,614)
           Surrenders and terminations                    (1,609)     (1,173)        (300)       (244)     (1,666)      (1,200)
           Rescissions                                        (4)         (2)            -           -         (3)          (6)
           Bonus                                                2           2            -           1           2            1
           Other transactions                                 (3)         (4)          (1)         (1)         (4)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,081)     (2,632)        (608)       (313)     (2,753)      (2,617)
                                                      --------------------------------------------------------------------------


                                                        PIMCO VIT ALL ASSET          PIMCO VIT            PIMCO VIT EMERGING
                                                                                COMMODITYREALRETURN
                                                             PORTFOLIO          STRATEGY PORTFOLIO     MARKETS BOND PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,220       3,643         1146       2,673         869        1,118
           Transfers between funds                        (2,944)     (4,589)           33       1,252        (90)           20
           Surrenders and terminations                    (1,051)       (726)        (335)       (303)       (173)        (109)
           Rescissions                                       (43)       (106)         (29)        (64)        (27)         (25)
           Bonus                                               23          64           18          34          15           17
           Other transactions                                 (2)         (3)          (1)         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,797)     (1,717)          832       3,592         594        1,020
                                                      --------------------------------------------------------------------------


                                      104

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:

                                                       PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN
                                                       PORTFOLIO (UNHEDGED)          PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,150       1,149        1,175       1,575       1,634        3,103
           Transfers between funds                          1,404         701      (2,350)     (1,505)     (2,163)      (3,958)
           Surrenders and terminations                      (224)       (102)      (1,161)     (1,125)     (1,555)      (1,349)
           Rescissions                                       (23)        (32)         (36)        (56)        (39)         (54)
           Bonus                                               21          14           18          20          18           28
           Other transactions                                   -           -          (3)         (3)         (4)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,328       1,730      (2,357)     (1,094)     (2,109)      (2,233)
                                                      --------------------------------------------------------------------------


                                                      --------------------------------------------------------------------------
                                                        PIMCO VIT STOCKSPLUS   PIMCO VIT TOTAL RETURN       SELIGMAN GLOBAL
                                                          GROWTH AND INCOME
                                                             PORTFOLIO               PORTFOLIO           TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   17          34        3,769       3,796           -            -
           Transfers between funds                          (186)       (197)      (1,614)       (653)        (28)         (32)
           Surrenders and terminations                      (212)       (177)      (3,546)     (2,422)        (97)         (59)
           Rescissions                                          -           -         (77)        (94)           -            -
           Bonus                                                -           -           62          37           -            -
           Other transactions                                 (1)         (1)          (8)         (9)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (382)       (342)      (1,414)         654       (125)         (91)
                                                      --------------------------------------------------------------------------



                                                      --------------------------------------------------------------------------
                                                        SELIGMAN SMALLER-CAP    SP STRATEGIC PARTNERS      SP INTERNATIONAL
                                                                                   FOCUSED GROWTH
                                                          VALUE PORTFOLIO            PORTFOLIO             GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   42          78           52         113          29           50
           Transfers between funds                          (718)     (1,017)        (668)     (1,214)         571        (258)
           Surrenders and terminations                      (669)       (541)        (385)       (337)       (202)        (163)
           Rescissions                                        (1)         (1)            -         (7)           -          (2)
           Bonus                                                1           -            1           2           -            -
           Other transactions                                 (1)         (2)          (1)         (1)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,346)     (1,483)      (1,001)     (1,445)         397        (374)
                                                      --------------------------------------------------------------------------


                                      105

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:

                                                          TEMPLETON ASSET       TEMPLETON DEVELOPING      TEMPLETON FOREIGN
                                                                                MARKETS SECURITIES
                                                           STRATEGY FUND               FUND                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          348       2,187         637        1,425
           Transfers between funds                           (21)        (11)      (2,727)     (3,013)     (1,247)        (136)
           Surrenders and terminations                      (121)       (144)      (1,370)     (1,354)     (1,826)      (1,913)
           Rescissions                                          -           -          (5)        (53)        (24)         (31)
           Bonus                                                -           -            4          33           6           17
           Other transactions                                   -           -          (3)         (4)         (4)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (142)       (155)      (3,753)     (2,203)     (2,458)        (645)
                                                      --------------------------------------------------------------------------


                                                      --------------------------------------------------------------------------
                                                          TEMPLETON GLOBAL        TEMPLETON GROWTH          VAN KAMPEN LIT
                                                      INCOME SECURITIES FUND      SECURITIES FUND        ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  542           -        6,667       5,208           -            -
           Transfers between funds                          1,373        (17)      (3,187)         622         (3)          (1)
           Surrenders and terminations                      (147)       (166)      (2,545)     (2,268)         (4)          (6)
           Rescissions                                       (11)           -        (154)       (102)           -            -
           Bonus                                                8           -           63          50           -            -
           Other transactions                                   -           -          (6)         (7)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,766       (183)          838       3,503         (7)          (7)
                                                      --------------------------------------------------------------------------



                                                      --------------------------------------------------------------------------
                                                       VAN KAMPEN LIT GROWTH       VAN KAMPEN LIT                TOTAL
                                                                                  STRATEGIC GROWTH
                                                       AND INCOME PORTFOLIO          PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -     211,813      235,100
           Transfers between funds                            (1)         (6)         (93)        (90)    (70,020)     (30,730)
           Surrenders and terminations                        (4)        (13)        (130)        (87)   (102,511)     (71,008)
           Rescissions                                          -           -            -           -     (5,469)      (6,283)
           Bonus                                                -           -            -           -       2,743        3,231
           Other transactions                                   -           -            -           -       (222)        (232)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (5)        (19)        (223)       (177)      36,334      130,078
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.  FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:


                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AIM V.I. Capital Appreciation Fund
        2007                                   1,132 $7.69to $8.60        9,390     0.00%1.15%to    2.55%         9.18%to 10.73%
        2006                                   1,568 $7.05to $7.77       11,798     0.05%1.15%to    2.55%         3.63%to  5.09%
        2005                                     762 $6.80to $7.39        5,430     0.05%1.15%to    2.55%         6.10%to  7.59%
        2004                                     971 $6.41to $6.87        6,470     0.00%1.15%to    2.55%         3.93%to  5.40%
        2003                                   1,166 $6.17to $6.51        7,416     0.00%1.15%to    2.55%        26.26%to 28.04%
     AIM V.I. Core Equity Fund
        2007                                     451$11.37to$11.64        5,199     1.02%1.15%to    2.55%         5.38%to  6.87%
        2006                                     609$10.85to$10.95        6,644     1.59%1.15%to    2.55%         9.03%to  9.56%
        2005                                   1,110 $6.41to $6.97        7,473     0.79%1.15%to    2.55%         3.00%to  4.45%
        2004                                   1,334 $6.23to $6.67        8,648     0.44%1.15%to    2.55%         3.10%to  4.56%
        2003                                   1,615 $6.04to $6.38       10,072     0.29%1.15%to    2.55%        21.93%to 23.65%
     AIM V.I. International Growth Fund
        2007                                     202$11.76to$12.93        2,493     0.37%1.15%to    2.55%        11.82%to 13.40%
        2006                                     275$10.45to$11.51        3,037     0.98%1.15%to    2.55%        25.01%to 26.77%
        2005                                     326 $8.28to $8.99        2,826     0.65%1.15%to    2.55%        14.97%to 16.58%
        2004                                     365 $7.20to $7.71        2,731     0.65%1.15%to    2.55%        20.87%to 22.58%
        2003                                     407 $5.96to $6.29        2,502     0.47%1.15%to    2.55%        25.81%to 27.59%
     Alger American Growth Portfolio
        2007                                     644 $9.02to$10.11        6,352     0.35%1.15%to    2.55%        16.91%to 18.57%
        2006                                     852 $7.72to $8.53        7,105     0.13%1.15%to    2.55%         2.51%to  3.95%
        2005                                   1,088 $7.53to $8.20        8,756     0.24%1.15%to    2.35%         9.44%to 10.76%
        2004                                   1,394 $6.96to $7.41       10,168     0.00%1.15%to    2.35%         3.04%to  4.29%
        2003                                   1,661 $6.70to $7.10       11,660     0.00%1.15%to    2.55%        31.76%to 33.61%
     Alger American Leveraged AllCap Portfolio
        2007                                     318$11.58to$12.11        3,881     0.00%1.15%to    2.55%        30.15%to 32.00%
        2006                                     380 $8.44to $9.33        3,523     0.00%1.15%to    2.55%        16.27%to 17.90%
        2005                                     461 $7.55to $7.81        3,627     0.00%1.35%to    1.90%        12.30%to 12.92%
        2004                                     642 $6.51to $6.92        4,466     0.00%1.35%to    2.55%         5.46%to  6.73%
        2003                                     789 $6.34to $6.48        5,095     0.00%1.35%to    1.90%        32.19%to 32.92%
     Alger American MidCap Growth Portfolio
        2007                                     537$15.62to$17.45        8,955     0.00%1.15%to    2.55%        28.23%to 30.05%
        2006                                     732$12.18to$13.42        9,429     0.00%1.15%to    2.55%         7.38%to  8.88%
        2005                                     944$11.34to$12.32       11,240     0.00%1.15%to    2.55%         7.07%to  8.57%
        2004                                   1,135$10.59to$11.35       12,515     0.00%1.15%to    2.55%        10.19%to 11.75%
        2003                                   1,431 $9.61to$10.16       14,208     0.00%1.15%to    2.55%        44.07%to 46.10%

                                      107

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Alger American Small Capitalization Portfolio
        2007                                      117  $8.59to  $9.60     1,076      0.00%  1.15%to  2.55%  14.27%to   15.89%
        2006                                      128  $7.52to  $8.28     1,018      0.00%  1.15%to  2.55%  17.00%to   18.65%
        2005                                      164  $6.42to  $6.98     1,108      0.00%  1.15%to  2.55%  13.95%to   15.55%
        2004                                      188  $5.64to  $6.04     1,103      0.00%  1.15%to  2.55%  13.63%to   15.23%
        2003                                      228  $4.96to  $5.24     1,169      0.00%  1.15%to  2.55%  38.76%to   40.71%
     AZL AIM International Equity Fund
        2007                                   15,677 $18.42to $20.11   300,838      0.53%  1.00%to  2.95%  11.27%to   13.48%
        2006                                   12,836 $16.51to $17.88   219,438      0.22%  1.00%to  2.70%  13.31%to   23.67%
        2005                                    8,473 $13.35to $14.13   116,487      0.25%  1.15%to  2.70%  13.27%to   15.04%
        2004                                    4,677 $11.79to $12.29    56,469      0.00%  1.15%to  2.70%  18.86%to   20.73%
        2003                                    2,162  $9.92to $10.18    21,775      0.37%  1.15%to  2.70%  23.76%to   25.69%
     AZL Columbia Technology Fund
        2007                                   10,566  $9.24to $10.17   101,713      0.00%  1.00%to  2.95%  19.16%to   21.52%
        2006                                    6,075  $7.74to  $8.45    48,532      0.00%  1.00%to  2.70%  -0.17%to   11.26%
        2005                                    5,916  $7.77to  $8.27    47,113      0.00%  1.15%to  2.65%  -1.92%to   -0.45%
        2004                                    5,891  $7.91to  $8.30    47,555      0.00%  1.15%to  2.70%  -6.88%to   -5.42%
        2003                                    4,592  $8.40to  $8.78    39,590      0.00%  1.15%to  2.70%  38.17%to   40.33%
     AZL Davis NY Venture Fund
        2007                                   30,063 $12.51to $13.77   395,443      0.44%  1.00%to  2.95%   1.11%to    3.11%
        2006                                   30,217 $12.34to $13.47   389,221      0.29%  1.00%to  2.70%   9.24%to   10.88%
        2005                                   23,999 $11.13to $11.87   276,557      0.13%  1.15%to  2.70%   6.77%to    8.43%
        2004                                   13,974 $10.43to $10.95   149,818      0.23%  1.15%to  2.70%   7.60%to    9.29%
        2003                                    4,799  $9.69to $10.02    47,930      0.79%  1.15%to  2.70%  25.98%to   27.95%
     AZL Dreyfus Founders Equity Growth Fund
        2007                                   25,805 $10.64to $11.71   287,472      0.06%  1.00%to  2.95%   5.57%to    7.67%
        2006                                   11,304 $10.05to $10.97   118,436      0.00%  1.00%to  2.70%   9.93%to   10.63%
        2005                                    9,188  $9.14to  $9.75    86,799      0.28%  1.15%to  2.70%   1.78%to    3.37%
        2004                                    8,196  $8.98to  $9.43    75,508      0.00%  1.15%to  2.70%   4.84%to    6.48%
        2003                                    5,902  $8.55to  $8.86    51,481      0.00%  1.15%to  2.70%  20.94%to   22.83%
     AZL Dreyfus Premier Small Cap Value Fund
        2007                                    4,688 $11.86to $12.55    57,106      0.25%  1.00%to  2.95% -10.92%to   -9.16%
        2006                                    5,250 $13.28to $13.90    71,186      0.07%  1.00%to  2.70%  10.39%to   12.01%
        2005                                    4,551 $12.03to $12.29    55,521      0.00%  1.40%to  2.70%   0.64%to    1.96%
        2004(2)                                   2,551 $11.95to $12.06    30,731      0.20%  1.40%to  2.70%  18.84%to   19.87%


                                      108

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL First Trust Target Double Play  Fund
        2007?                                   8,252 $10.48to $10.62    87,109      0.00%  1.00%to  2.95%   3.84%to    5.75%
     AZL Franklin Small Cap Value Fund
        2007                                   16,613 $16.45to $17.69   282,993      0.50%  1.00%to  2.95%  -7.17%to   -5.33%
        2006                                   17,997 $17.68to $18.82   327,285      0.28%  1.00%to  2.70%  10.54%to   12.35%
        2005                                   14,272 $15.74to $16.29   229,386      0.54%  1.40%to  2.70%   4.19%to    5.55%
        2004                                    8,311 $15.10to $15.44   127,319      0.00%  1.40%to  2.70%  19.81%to   21.38%
        2003                                    2,023 $12.61to $12.72    25,647      1.09%  1.40%to  2.65%  26.08%to   27.18%
     AZL Fusion Balanced Fund
        2007                                   29,873 $11.74to $12.20   357,955      1.37%  1.00%to  2.95%   3.98%to    6.04%
        2006                                   23,672 $11.25to $11.55   269,515      0.33%  1.00%to  2.60%   6.68%to    6.82%
        2005(3)                                10,884 $10.54to $10.63   115,359      0.00%  1.40%to  2.60%   5.47%to    6.31%
     AZL Fusion Growth Fund
        2007                                   87,486 $12.41to $12.90 1,103,016      0.48%  1.00%to  2.95%   2.66%to    4.70%
        2006                                   72,625 $12.04to $12.37   883,579      0.07%  1.00%to  2.60%   9.33%to   10.05%
        2005(3)                                30,467 $11.02to $11.11   337,345      0.00%  1.40%to  2.60%  10.18%to   11.06%
     AZL Fusion Moderate Fund
        2007                                   66,147 $12.00to $12.48   809,286      0.95%  1.00%to  2.95%   3.43%to    5.48%
        2006                                   54,177 $11.57to $11.88   633,894      0.22%  1.00%to  2.60%   7.88%to    8.25%
        2005(3)                                27,565 $10.72to $10.81   296,907      0.00%  1.40%to  2.60%   7.24%to    8.09%
     AZL Jennison 20/20 Focus Fund
        2007                                   13,493 $14.36to $14.97   198,067      0.19%  1.00%to  2.95%   7.50%to    9.63%
        2006                                   11,386 $13.35to $13.71   153,824      0.00%  1.00%to  2.60%   9.90%to   10.78%
        2005(3)                                 6,387 $12.15to $12.25    77,994      0.24%  1.40%to  2.60%  21.50%to   22.47%
     AZL Jennison Growth Fund
        2007                                    4,666 $12.70to $13.16    60,239      0.00%  1.00%to  2.95%   7.68%to    9.81%
        2006                                    4,061 $11.75to $12.07    48,235      0.00%  1.00%to  2.60%  -1.03%to    9.57%
        2005(3)                                 3,038 $11.87to $11.97    36,245      0.00%  1.40%to  2.60%  18.74%to   19.68%
     AZL Legg Mason Growth Fund
        2007                                   14,522 $12.44to $13.54   188,913      0.00%  1.00%to  2.95%  11.66%to   13.87%
        2006                                    8,260 $11.08to $12.00    94,574      0.00%  1.00%to  2.70%  -1.98%to   13.92%
        2005                                    6,801 $11.30to $11.97    78,816      0.00%  1.15%to  2.70%   8.11%to    9.79%
        2004                                    4,610 $10.46to $10.90    49,005      0.00%  1.15%to  2.70%   5.19%to    6.84%
        2003                                    3,028  $9.89to $10.20    30,448      0.00%  1.15%to  2.70%  32.85%to   34.92%

                                      109

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL Legg Mason Value Fund
        2007                                   15,368 $10.76to $11.84   173,309      0.00%  1.00%to  2.95%  -8.93%to   -7.13%
        2006                                   17,865 $11.79to $12.87   220,530      0.00%  1.00%to  2.70%   3.87%to   14.97%
        2005                                   17,146 $11.35to $12.11   202,687      0.00%  1.15%to  2.70%   3.44%to    5.05%
        2004                                    6,954 $10.97to $11.52    78,239      0.40%  1.15%to  2.70%  12.08%to   13.83%
        2003                                    3,216  $9.79to $10.12    32,072      1.41%  1.15%to  2.70%  22.53%to   24.45%
     AZL LMP Large Cap Growth Fund
        2007                                   13,078 $10.79to $11.78   146,827      0.00%  1.00%to  2.95%   1.64%to    3.66%
        2006                                   15,264 $10.59to $11.46   166,925      0.00%  1.00%to  2.70%   1.46%to   10.61%
        2005                                   16,249 $10.44to $11.05   173,953      0.30%  1.15%to  2.70%   6.79%to    8.45%
        2004                                   13,474  $9.77to $10.19   134,211      0.00%  1.15%to  2.70%   1.59%to    3.18%
        2003                                    6,800  $9.56to  $9.87    66,220      0.06%  1.15%to  2.70%  21.07%to   22.96%
     AZL Money Market Fund
        2007                                   53,522 $10.04to $11.35   576,147      4.71%  1.00%to  2.95%   1.74%to    3.75%
        2006                                   37,014  $9.84to $11.07   387,308      4.42%  1.00%to  2.70%   1.30%to    1.67%
        2005                                   30,862  $9.68to $10.61   314,957      2.56%  1.15%to  2.70%  -0.15%to    1.40%
        2004                                   22,705  $9.69to $10.46   229,969      0.70%  1.15%to  2.70%  -2.01%to   -0.48%
        2003                                   17,621  $9.89to $10.51   180,963      0.34%  1.15%to  2.70%  -2.33%to   -0.80%
     AZL NACM International Fund
        2007 (5)                                  665  $9.40to  $9.48     6,280      0.41%  1.00%to  2.95%  -6.26%to   -5.03%
     AZL Neuberger Berman Regency Fund
        2007                                    3,891 $10.11to $10.36    39,787      0.01%  1.00%to  2.95%   0.82%to    2.82%
        2006 (4)                                1,876 $10.00to $10.10    18,837      0.61%  1.00%to  2.60%  10.18%to   10.79%
     AZL OCC Opportunity Fund
        2007                                   10,188 $15.49to $16.91   163,914      0.00%  1.00%to  2.95%   5.70%to    7.80%
        2006                                   10,132 $14.61to $15.82   152,821      0.00%  1.00%to  2.70%   8.71%to   15.05%
        2005                                    9,449 $13.44to $14.23   130,378      0.00%  1.15%to  2.70%   2.29%to    3.88%
        2004                                    9,047 $13.14to $13.70   121,339      0.00%  1.15%to  2.70%   4.89%to    6.53%
        2003                                    5,129 $12.53to $12.86    65,206      0.00%  1.15%to  2.70%  57.71%to   60.18%
     AZL OCC Value Fund
        2007                                   30,326 $13.70to $15.08   435,237      0.92%  1.00%to  2.95%  -8.52%to   -6.71%
        2006                                   15,458 $14.94to $16.31   240,414      0.82%  1.00%to  2.70%  13.26%to   16.91%
        2005                                   16,528 $12.78to $13.63   218,377      0.24%  1.15%to  2.70%  -0.06%to    1.50%
        2004                                   17,197 $12.79to $13.43   225,711      0.18%  1.15%to  2.70%  13.41%to   15.18%
        2003                                    7,331 $11.28to $11.66    84,335      0.72%  1.15%to  2.70%  41.34%to   43.55%

                                      110

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL Oppenheimer Global Fund
        2007                                   14,204 $14.53to $15.32   211,936      0.50%  1.00%to  2.95%   2.67%to    4.70%
        2006                                   14,742 $14.11to $14.77   212,236      0.06%  1.00%to  2.70%  12.10%to   13.20%
        2005                                   11,685 $12.47to $12.74   147,589      0.00%  1.40%to  2.70%   9.63%to   11.06%
        2004(2)                                 6,766 $11.37to $11.47    77,384      0.00%  1.40%to  2.70%  13.75%to   14.73%
     AZL Oppenheimer International Growth Fund
        2007                                   12,139 $18.92to $20.82   240,548      0.59%  1.00%to  2.95%   9.01%to   11.17%
        2006                                    8,782 $17.32to $18.90   158,081      0.00%  1.00%to  2.70%  16.85%to   25.56%
        2005                                    4,896 $13.79to $14.71    69,842      0.00%  1.15%to  2.70%  11.14%to   12.88%
        2004                                    2,956 $12.41to $13.03    37,771      0.34%  1.15%to  2.70%  11.43%to   13.17%
        2003                                    1,280 $11.15to $11.52    14,664      0.87%  1.15%to  2.65%  30.28%to   32.24%
     AZL Oppenheimer Main Street Fund
        2007                                   10,649 $12.34to $13.06   134,696      0.53%  1.00%to  2.95%   0.76%to    2.76%
        2006                                    9,984 $12.21to $12.78   124,274      0.54%  1.00%to  2.70%   8.92%to   11.55%
        2005                                    8,614 $10.95to $11.19    95,465      0.00%  1.40%to  2.70%   2.65%to    3.99%
        2004(2)                                 5,977 $10.67to $10.76    64,069      1.08%  1.40%to  2.70%   6.68%to    7.60%
     AZL PIMCO Fundamental IndexPLUS Total Return Fund
        2007                                     613 $11.42to $11.68     7,075      9.28%  1.00%to  2.95%   3.55%to    5.60%
        2006(4)                                  415 $10.99to $11.11     4,587      5.34%  1.00%to  2.60%   9.76%to   10.37%
     AZL S&P 500 Index Fund
        2007(5)                                2,772  $8.16to  $9.90    27,330      2.43%  1.00%to  2.95%  -2.20%to   -0.91%
     AZL Schroder Emerging Markets Equity Fund CL 1
        2007(5)                                   24 $13.59to $13.65       335      0.00%  1.40%to  2.20%  20.41%to   21.05%
     AZL Schroder Emerging Markets Equity Fund CL 2
        2007                                   12,698 $12.00to $13.51   169,313      0.01%  1.00%to  2.95%  15.62%to   29.01%
        2006(5)                                4,421 $10.39to $10.50    46,128      0.19%  1.00%to  2.60%  17.97%to   18.63%
     AZL Schroder International Small Cap
     Fund
        2007(4)                                1,136  $9.17to  $9.26    10,474      0.00%  1.00%to  2.95%  -8.52%to   -7.32%
     AZL Small Cap Stock Index Fund
        2007(5)                                1,245  $9.25to  $9.34    11,585      1.09%  1.00%to  2.95%  -7.67%to   -6.45%
     AZL TargetPLUS Balanced Fund
        2007(5)                                1,070 $10.04to $10.13    10,810      3.32%  1.00%to  2.95%   0.23%to    1.54%
     AZL TargetPLUS Equity Fund
        2007(5)                                8,062 $10.40to $10.55    84,465      1.03%  1.00%to  2.95%   3.11%to    5.01%

                                      111

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


        2007                                      613 $11.42to $11.68     7,075      9.28%  1.00%to  2.95%   3.55%to    5.60%

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL TargetPLUS Growth Fund
        2007(5)                                3,811  $9.86to  $9.96    37,794      2.12%  1.00%to  2.95%  -1.63%to   -0.34%
     AZL TargetPLUS Moderate Fund
        2007(5)                                2,226 $10.00to $10.10    22,400      2.93%  1.00%to  2.95%  -0.24%to    1.07%
     AZL Turner Quantitative Small Cap Growth Fund
        2007                                    2,653 $12.37to $12.86    33,333      0.00%  1.00%to  2.95%   2.97%to    5.01%
        2006                                    2,943 $11.97to $12.29    35,591      0.00%  1.00%to  2.60%   8.46%to   13.97%
        2005(3)                                 1,890 $11.04to $11.12    20,959      0.00%  1.40%to  2.60%  10.38%to   11.26%
     AZL Van Kampen Comstock Fund
        2007                                   47,291 $11.36to $12.59   564,367      1.45%  1.00%to  2.95%  -5.08%to   -3.20%
        2006                                   42,375 $11.93to $13.14   528,044      1.04%  1.00%to  2.70%   9.38%to   12.69%
        2005                                   43,085 $10.59to $11.39   473,191      0.41%  1.15%to  2.70%   1.16%to    2.74%
        2004                                   34,900 $10.47to $11.08   378,088      0.42%  1.15%to  2.70%  13.99%to   15.77%
        2003                                   21,322  $9.18to  $9.57   201,488      1.07%  1.15%to  2.70%  27.06%to   29.04%
     AZL Van Kampen Equity and Income Fund
        2007                                   19,186 $12.23to $12.95   242,363      1.55%  1.00%to  2.95%   0.05%to    2.03%
        2006                                   17,873 $12.20to $12.76   223,287      1.02%  1.00%to  2.70%   7.23%to    9.53%
        2005                                   14,278 $11.14to $11.38   161,504      0.00%  1.40%to  2.70%   3.91%to    5.27%
        2004(2)                                 7,557 $10.72to $10.81    81,460      0.94%  1.40%to  2.70%   7.18%to    8.11%
     AZL Van Kampen Global Franchise Fund
        2007                                   21,519 $18.22to $19.59   406,292      0.00%  1.00%to  2.95%   6.61%to    8.72%
        2006                                   22,029 $17.05to $18.14   386,210      1.55%  1.00%to  2.70%   7.55%to   18.03%
        2005                                   17,131 $14.44to $14.95   252,646      0.00%  1.40%to  2.70%   8.68%to   10.10%
        2004                                    9,069 $13.29to $13.58   122,121      0.00%  1.40%to  2.70%   9.21%to   10.64%
        2003                                    1,963 $12.17to $12.27    24,028      0.04%  1.40%to  2.70%  21.68%to   22.75%
     AZL Van Kampen Global Real Estate Fund
        2007                                    7,887 $10.64to $10.90    84,856      0.49%  1.00%to  2.95% -11.35%to   -9.59%
        2006(4)                                 5,248 $11.96to $12.08    63,019      1.20%  1.00%to  2.60%  18.32%to   18.98%
     AZL Van Kampen Growth and Income Fund
        2007                                   23,437 $13.10to $14.53   323,375      1.23%  1.00%to  2.95%  -0.36%to    1.62%
        2006                                   26,601 $13.12to $14.44   364,766      0.82%  1.00%to  2.70%   9.56%to   12.82%
        2005                                   25,803 $11.63to $12.50   311,483      0.35%  1.15%to  2.70%   6.33%to    7.99%
        2004                                   20,145 $10.93to $11.58   227,029      0.35%  1.15%to  2.70%  10.78%to   12.51%
        2003                                   14,416  $9.87to $10.29   145,703      1.06%  1.15%to  2.70%  24.06%to   26.00%

                                      112

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:
                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL Van Kampen Mid Cap Growth Fund
        2007                                  29,896  $14.85to $16.47   464,770     0.03%   1.00%to  2.95%  18.62%to   20.97%
        2006                                  18,548  $12.49to $13.75   241,109     0.00%   1.00%to  2.70%   6.31%to   13.18%
        2005                                  16,140  $11.74to $12.63   196,210     0.00%   1.15%to  2.70%  14.42%to   16.20%
        2004                                   8,449  $10.26to $10.87    89,260     0.00%   1.15%to  2.70%  18.00%to   19.84%
        2003                                   5,883   $8.69to  $9.07    52,273     0.00%   1.15%to  2.70%  25.01%to   26.97%
     Davis VA Financial Portfolio
        2007                                   6,470  $14.28to $16.15    97,925     0.97%   1.00%to  2.95%  -8.79%to   -6.99%
        2006                                   7,986  $15.62to $17.57   131,469     0.66%   1.00%to  2.70%  13.42%to   15.36%
        2005                                   7,369  $13.54to $14.84   104,401     0.52%   1.15%to  2.70%   5.50%to    7.15%
        2004                                   6,719  $12.83to $13.85    89,662     0.42%   1.15%to  2.70%   7.37%to    9.05%
        2003                                   4,421  $11.95to $12.70    54,566     0.49%   1.15%to  2.70%  28.63%to   30.64%
     Davis VA Real Estate Portfolio
        2007                                      55  $27.16to $29.75     1,605     3.41%   1.15%to  2.55% -17.62%to  -16.45%
        2006                                      71  $32.97to $36.32     2,483     2.95%   1.15%to  2.55%  31.00%to   32.84%
        2005                                      97  $25.17to $26.94     2,565     3.15%   1.40%to  2.55%  10.29%to   11.56%
        2004                                     120  $22.82to $24.45     2,851     3.14%   1.15%to  2.55%  29.96%to   31.80%
        2003                                     167  $17.56to $18.55     3,025     4.36%   1.15%to  2.55%  33.35%to   35.23%
     Davis VA Value Portfolio
        2007                                  12,127  $12.86to $14.54   166,627     1.04%   1.15%to  2.70%   1.84%to    3.43%
        2006                                  14,707  $12.63to $14.06   196,912     0.75%   1.15%to  2.70%  11.95%to   13.69%
        2005                                  16,693  $11.28to $12.37   197,991     0.95%   1.15%to  2.70%   6.54%to    8.20%
        2004                                  18,681  $10.59to $11.43   206,291     0.84%   1.15%to  2.70%   9.33%to   11.04%
        2003                                  15,865   $9.69to $10.29   159,028     1.08%   1.15%to  2.70%  26.30%to   28.27%
     Dreyfus IP Small Cap Stock Index Portfolio
        2007                                  15,892  $13.48to $14.72   223,520     0.41%   1.00%to  2.70%  -3.32%to   -1.65%
        2006                                  19,635  $13.94to $15.09   283,716     0.40%   1.00%to  2.70%  10.67%to   11.37%
        2005                                  19,435  $12.52to $13.25   250,171     0.00%   1.15%to  2.70%   4.38%to    6.01%
        2004                                  15,361  $11.99to $12.50   187,943     0.52%   1.15%to  2.70%  18.63%to   20.49%
        2003                                   8,390  $10.09to $10.37    85,926     0.29%   1.15%to  2.70%  34.11%to   36.20%


                                      113

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***

     Dreyfus Stock Index Fund
        2007                                   24,899 $12.61to $13.77   329,493      1.45%  1.00%to  2.70%   2.18%to    3.94%
        2006                                   30,988 $12.34to $13.36   398,216      1.43%  1.00%to  2.70%   9.67%to   12.14%
        2005                                   32,897 $11.01to $11.65   374,037      1.40%  1.15%to  2.70%   1.66%to    3.24%
        2004                                   33,888 $10.83to $11.29   375,897      1.60%  1.15%to  2.70%   7.40%to    9.10%
        2003                                   22,253 $10.08to $10.35   228,025      1.34%  1.15%to  2.70%  24.64%to   26.59%
     Franklin Global Communications Securities Fund
        2007                                    9,218 $24.56to $32.86   275,000      0.00%  1.00%to  2.95%  19.62%to   23.00%
        2006                                    8,387 $20.31to $26.84   209,108      0.31%  1.00%to  2.70%  18.07%to   21.25%
        2005                                    7,872 $16.75to $21.73   162,884      2.70%  1.15%to  2.70%  12.71%to   14.51%
        2004                                    8,345 $14.86to $18.98   152,822      1.00%  1.15%to  2.70%  11.13%to   13.06%
        2003                                    8,967 $13.38to $16.82   146,612      0.91%  1.15%to  2.70%  36.70%to   38.84%
     Franklin Growth and Income Securities Fund
        2007                                   12,181 $28.67to $38.36   439,537      2.39%  1.00%to  2.70%  -6.29%to   -4.67%
        2006                                   14,586 $30.60to $40.54   555,540      2.51%  1.00%to  2.70%   9.40%to   13.65%
        2005                                   16,366 $26.92to $34.92   543,927      2.72%  1.15%to  2.70%   0.76%to    2.33%
        2004                                   17,158 $26.72to $34.12   563,821      2.56%  1.15%to  2.70%   7.66%to    9.36%
        2003                                   16,943 $24.82to $31.20   516,790      3.20%  1.15%to  2.70%  22.35%to   24.31%
     Franklin High Income Securities Fund
        2007                                    8,121 $19.89to $26.61   194,157      6.81%  1.00%to  2.95%  -1.11%to    1.69%
        2006                                    9,155 $19.89to $26.29   217,690      6.24%  1.00%to  2.70%   5.18%to    6.46%
        2005                                    9,108 $18.69to $24.24   203,114      5.98%  1.15%to  2.70%   0.57%to    2.29%
        2004                                    9,464 $18.58to $23.73   209,279      5.95%  1.15%to  2.70%   6.94%to    8.61%
        2003                                    8,768 $17.50to $21.85   182,932      8.92%  1.15%to  2.65%  27.75%to   29.68%
     Franklin Income Securities Fund
        2007                                   26,714 $37.99to $50.82 1,236,149      3.51%  1.00%to  2.95%  -0.11%to    2.72%
        2006                                   24,645 $37.62to $49.71 1,124,778      3.48%  1.00%to  2.70%   7.12%to   15.10%
        2005                                   20,445 $32.68to $42.39   811,292      3.53%  1.15%to  2.70%  -1.10%to    0.45%
        2004                                   16,383 $33.05to $42.20   661,455      3.11%  1.15%to  2.70%  10.81%to   12.55%
        2003                                   14,234 $30.04to $37.50   520,291      5.28%  1.15%to  2.65%  28.27%to   30.26%


                                      114

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Franklin Large Cap Growth Securities Fund
        2007                                   14,370 $18.12to $21.71   293,997      0.81%  1.00%to  2.70%   3.39%to    5.17%
        2006                                   17,410 $17.52to $21.01   341,776      0.81%  1.00%to  2.70%   7.95%to    9.49%
        2005                                   19,427 $16.23to $18.86   350,975      0.64%  1.15%to  2.70%  -1.63%to   -0.09%
        2004                                   18,002 $16.50to $18.87   330,333      0.51%  1.15%to  2.70%   5.05%to    6.72%
        2003                                   13,752 $15.71to $17.69   241,490      0.73%  1.15%to  2.70%  23.56%to   25.49%
     Franklin Money Market Fund
        2007                                    1,575 $16.51to $17.19    26,980      4.47%  1.15%to  1.49%   2.85%to    3.06%
        2006                                    1,905 $16.03to $16.68    31,583      4.29%  1.15%to  1.49%   2.84%to    2.93%
        2005                                    2,450 $15.59to $16.21    39,365      2.48%  1.15%to  1.49%   1.04%to    1.13%
        2004                                    3,203 $15.43to $16.03    50,808      0.71%  1.15%to  1.49%  -0.76%to   -0.67%
        2003                                    4,280 $15.55to $16.14    68,220      0.54%  1.15%to  1.49%  -0.96%to   -0.87%
     Franklin Real Estate Fund
        2007                                    6,170 $41.95to $56.12   306,481      2.40%  1.15%to  2.70% -22.98%to  -21.76%
        2006                                    8,543 $54.47to $71.74   548,475      1.99%  1.15%to  2.70%  17.38%to   19.21%
        2005                                    9,882 $46.40to $60.18   537,862      1.44%  1.15%to  2.70%  10.46%to   12.18%
        2004                                    8,516 $42.01to $53.65   419,936      1.82%  1.15%to  2.70%  28.28%to   30.34%
        2003                                    5,990 $32.75to $41.18   232,278      2.55%  1.15%to  2.70%  32.13%to   34.20%
     Franklin Rising Dividends Securities Fund
        2007                                   15,529 $30.16to $38.42   549,522      2.48%  1.15%to  2.70%  -5.29%to   -3.78%
        2006                                   19,516 $31.84to $39.95   722,650      1.12%  1.15%to  2.70%  14.01%to   15.79%
        2005                                   21,765 $27.93to $34.50   701,663      0.95%  1.15%to  2.70%   0.68%to    2.25%
        2004                                   20,424 $27.74to $33.74   652,269      0.68%  1.15%to  2.70%   8.03%to    9.73%
        2003                                   16,203 $25.68to $30.75   481,645      0.95%  1.15%to  2.70%  21.27%to   23.16%
     Franklin Small Cap Value Securities Fund
        2007                                    8,622 $15.95to $18.53   149,192      0.70%  1.15%to  2.70%  -4.99%to   -3.50%
        2006                                   11,149 $16.78to $19.20   201,830      0.65%  1.15%to  2.70%  13.87%to   15.65%
        2005                                   13,411 $14.74to $16.60   211,689      0.81%  1.15%to  2.70%   5.88%to    7.53%
        2004                                   12,800 $13.92to $15.44   189,938      0.19%  1.15%to  2.70%  20.44%to   22.36%
        2003                                    7,900 $11.56to $12.62    97,449      0.26%  1.15%to  2.70%  28.60%to   30.63%
     Franklin Small-Mid Cap Growth Securities Fund
        2007                                    9,861 $21.62to $26.02   242,499      0.00%  1.15%to  2.70%   8.26%to    9.96%
        2006                                   11,991 $19.97to $23.66   269,950      0.00%  1.15%to  2.70%   5.81%to    7.45%
        2005                                   14,051 $18.87to $22.02   296,641      0.00%  1.15%to  2.70%   2.00%to    3.63%
        2004                                   14,994 $18.50to $21.26   308,650      0.00%  1.15%to  2.70%   8.50%to   10.20%
        2003                                   13,915 $17.05to $19.29   263,494      0.00%  1.15%to  2.70%  33.59%to   35.69%

                                      115

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
Franklin Templeton VIP Founding Funds Allocation Fund
   2007(5)                                  4,548 $9.19 to  $9.26   41,977       0.00% 1.00% to  2.95% -8.25% to  -7.36%
Franklin U.S. Government Fund
   2007                                    17,323$20.48 to $27.40  429,720       4.94% 1.00% to  2.95%  2.32% to   5.54%
   2006                                    19,375$19.74 to $26.07  459,275       4.44% 1.00% to  2.70%  1.25% to   1.85%
   2005                                    21,379$19.49 to $25.28  497,400       4.33% 1.15% to  2.70% -0.32% to   1.24%
   2004                                    21,258$19.55 to $24.97  495,079       5.03% 1.15% to  2.70%  0.71% to   2.29%
   2003                                    20,233$19.42 to $24.41  468,662       5.31% 1.15% to  2.70% -0.51% to   1.04%
Franklin Zero Coupon 2010 Fund
   2007                                     2,451$31.32 to $41.90   90,911       4.96% 1.00% to  2.95%  5.45% to   7.54%
   2006                                     2,533$29.63 to $40.08   88,620       3.96% 1.00% to  2.70% -0.02% to   1.26%
   2005                                     2,783$29.63 to $38.43   96,876       4.24% 1.15% to  2.70% -1.16% to   0.38%
   2004                                     2,118$29.98 to $38.29   74,368       4.72% 1.15% to  2.70%  1.92% to   3.52%
   2003                                     1,956$29.41 to $36.98   67,640       4.15% 1.15% to  2.70%  0.83% to   2.41%
J.P. Morgan International Opportunities Portfolio
   2007                                        41$11.78 to $12.26      491       1.00% 1.15% to  2.55%  6.56% to   8.08%
   2006                                        47$10.50 to $11.57      523       1.18% 1.15% to  2.55% 18.97% to  20.65%
   2005                                        64 $9.17 to  $9.45      593       0.86% 1.40% to  1.90%  8.61% to   9.16%
   2004                                        72 $8.44 to  $8.66      615       0.53% 1.40% to  1.90% 16.14% to  16.72%
   2003                                        77 $7.27 to  $7.42      563       0.81% 1.40% to  1.90% 29.95% to  30.27%
J.P. Morgan U.S. Large Cap Core Equity Portfolio
   2007                                        65 $9.05 to  $9.60      596       1.08% 1.15% to  2.55% -0.91% to   0.49%
   2006                                        76 $8.67 to  $9.56      705       1.02% 1.15% to  2.55% 13.65% to  15.24%
   2005                                       107 $7.93 to  $8.29      861       1.26% 1.15% to  1.90% -0.55% to   0.19%
   2004                                       130 $7.98 to  $8.28    1,049       0.75% 1.15% to  1.90%  7.42% to   8.23%
   2003                                       149 $7.42 to  $7.65    1,117       0.77% 1.15% to  1.90% 25.73% to  26.67%
Jennison 20/20 Focus Portfolio
   2007                                     6,655$16.00 to $17.47  111,090       0.11% 1.15% to  2.70%  7.17% to   8.85%
   2006                                     8,186$14.93 to $16.05  126,736       0.00% 1.15% to  2.70% 10.59% to  12.31%
   2005                                     9,216$13.50 to $14.29  127,963       0.00% 1.15% to  2.70% 18.04% to  19.88%
   2004                                     7,122$11.44 to $11.92   83,106       0.00% 1.15% to  2.70% 12.30% to  14.05%
   2003                                     3,070$10.18 to $10.45   31,676       0.00% 1.15% to  2.70% 25.37% to  27.32%


                                      116

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
Mutual Discovery Securities Fund
   2007                                    31,131$25.83 to $30.67  893,746       1.50% 1.00% to  2.95%  8.58% to  10.73%
   2006                                    30,097$23.70 to $24.92  788,452       1.03% 1.00% to  2.70%  9.77% to  19.79%
   2005                                    26,246$19.81 to $22.76  571,760       1.31% 1.15% to  2.70% 12.89% to  14.66%
   2004                                    20,002$17.55 to $19.85  385,579       1.08% 1.15% to  2.70% 15.04% to  16.90%
   2003                                    15,077$15.25 to $16.99  252,965       1.79% 1.15% to  2.70% 25.55% to  27.51%
Mutual Shares Securities Fund
   2007                                    49,588$20.91 to $24.871,160,544       1.51% 1.00% to  2.95%  0.45% to   2.44%
   2006                                    47,987$20.76 to $24.651,107,271       1.30% 1.00% to  2.70%  9.03% to  15.23%
   2005                                    39,133$18.02 to $20.78  781,296       0.94% 1.15% to  2.70%  7.62% to   9.29%
   2004                                    30,814$16.74 to $19.01  571,473       0.82% 1.15% to  2.70%  9.62% to  11.34%
   2003                                    26,227$15.27 to $17.07  442,819       1.10% 1.15% to  2.70% 21.81% to  23.74%
OpCap Mid Cap Portfolio
   2007                                     2,964$10.37 to $10.61   31,117       0.15% 1.00% to  2.95%  4.10% to   6.16%
   2006(4)                                  1,451 $9.93 to $10.04   14,483       0.00% 1.00% to  2.60% 10.29% to  10.90%
Oppenheimer Global Securities Fund/VA
   2007                                    13,620$14.17 to $16.02  205,533       1.40% 1.15% to  2.70%  3.47% to   5.10%
   2006                                    16,707$13.70 to $15.25  241,736       1.06% 1.15% to  2.70% 14.56% to  16.35%
   2005                                    19,339$11.95 to $13.10  242,446       1.06% 1.15% to  2.70% 11.27% to  13.00%
   2004                                    21,679$10.74 to $11.60  242,223       1.22% 1.15% to  2.70% 15.98% to  17.80%
   2003                                    17,616 $9.26 to  $9.84  168,620       0.57% 1.15% to  2.70% 39.21% to  41.38%
Oppenheimer High Income Fund/VA
   2007                                     2,370$11.72 to $13.25   29,717       7.52% 1.15% to  2.70% -2.78% to  -1.25%
   2006                                     2,977$12.05 to $13.42   38,259       7.81% 1.15% to  2.70%  6.52% to   8.18%
   2005                                     3,291$11.32 to $12.40   39,330       6.94% 1.15% to  2.70% -0.40% to   1.15%
   2004                                     4,150$11.36 to $12.26   49,485       6.60% 1.15% to  2.70%  6.06% to   7.72%
   2003                                     4,885$10.71 to $11.38   54,655       4.50% 1.15% to  2.70% 20.66% to  22.54%
Oppenheimer Main Street Fund/VA
   2007                                    13,154 $9.92 to $11.22  139,064       1.04% 1.15% to  2.70%  1.63% to   3.22%
   2006                                    15,908 $9.76 to $10.87  164,300       1.17% 1.15% to  2.70% 11.97% to  13.71%
   2005                                    18,526 $8.72 to  $9.56  169,622       1.39% 1.15% to  2.70%  3.16% to   4.77%
   2004                                    21,503 $8.45 to  $9.12  189,299       0.82% 1.15% to  2.70%  6.53% to   8.20%
   2003                                    18,350 $7.93 to  $8.43  151,190       0.70% 1.15% to  2.70% 23.34% to  25.27%

                                      117

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     PIMCO VIT All Asset Portfolio
        2007                                   13,347 $12.67to $13.84   180,302      7.29%  1.00%to  2.95%   5.16%to   13.40%
        2006                                   16,148 $12.40to $12.98   205,480      5.38%  1.00%to  2.70%   1.59%to    1.88%
        2005                                   17,865 $12.18to $12.44   222,032      4.74%  1.40%to  2.70%   3.41%to    4.76%
        2004(2)                                   7,585 $11.77to $11.88    90,911      5.79%  1.40%to  2.70%  10.27%to   11.23%
     PIMCO VIT CommodityRealReturn Strategy Portfolio
        2007                                    8,897 $12.41to $12.87   112,433      4.81%  1.00%to  2.95%  19.64%to   22.01%
        2006                                    8,067 $10.34to $10.62    84,388      4.62%  1.00%to  2.60%  -5.58%to   -5.58%
        2005(3)                                   4,475 $10.95to $11.04    49,229      2.57%  1.40%to  2.60%   9.31%to   10.18%
     PIMCO VIT Emerging Markets Bond Portfolio
        2007                                    3,644 $11.90to $12.37    44,213      5.82%  1.00%to  2.95%   2.73%to    4.76%
        2006                                    3,050 $11.54to $11.85    35,627      5.36%  1.00%to  2.60%   5.08%to    6.48%
        2005(3)                                   2,030 $10.84to $10.93    22,123      3.65%  1.40%to  2.60%   8.32%to    9.19%
     PIMCO VIT Global Bond Portfolio(Unhedged)
        2007                                    5,408 $10.11to $10.51    55,781      3.33%  1.00%to  2.95%   6.54%to    8.65%
        2006                                    3,080  $9.46to  $9.71    29,522      3.33%  1.00%to  2.60%   1.02%to    1.97%
        2005(3)                                   1,350  $9.27to  $9.35    12,591      1.98%  1.40%to  2.60%  -7.18%to   -6.43%
     PIMCO VIT High Yield Portfolio
        2007                                   12,978 $12.43to $14.58   173,285      7.03%  1.00%to  2.95%  -1.68%to    2.48%
        2006                                   15,336 $12.34to $13.88   201,813      6.93%  1.00%to  2.70%   4.88%to    6.21%
        2005                                   16,429 $11.62to $13.21   202,567      6.57%  1.15%to  2.70%   1.36%to    2.94%
        2004                                   15,047 $11.46to $12.84   182,237      6.55%  1.15%to  2.70%   6.64%to    8.31%
        2003                                    9,969 $10.75to $11.85   112,881      7.09%  1.15%to  2.70%  19.63%to   21.50%
     PIMCO VIT Real Return Portfolio
        2007                                   20,669 $11.55to $12.41   249,436      4.72%  1.00%to  2.95%   7.43%to    9.56%
        2006                                   22,779 $10.72to $11.46   253,317      4.25%  1.00%to  2.70%  -1.96%to   -1.53%
        2005                                   25,016 $10.94to $11.37   281,377      2.82%  1.40%to  2.70%  -0.61%to    0.68%
        2004                                   18,257 $11.00to $11.29   204,910      1.07%  1.40%to  2.70%   6.01%to    7.40%
        2003                                    5,111 $10.38to $10.52    53,687      0.47%  1.40%to  2.70%   3.88%to    4.79%
     PIMCO VIT StocksPLUS Growth and Income Portfolio
        2007                                    1,703 $10.12to $11.35    18,349      7.46%  1.15%to  2.70%   4.00%to    5.63%
        2006                                    2,085  $9.66to $10.75    21,404      4.87%  1.15%to  2.70%  11.85%to   13.59%
        2005                                    2,427  $8.68to  $9.46    22,100      2.25%  1.15%to  2.60%   0.84%to    2.31%
        2004                                    2,975  $8.61to  $9.25    26,672      1.68%  1.15%to  2.60%   7.96%to    9.54%
        2003                                    3,294  $7.98to  $8.44    27,133      2.24%  1.15%to  2.60%  27.10%to   28.89%

                                      118

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     PIMCO VIT Total Return Portfolio
        2007                                   35,646 $13.16to $15.29   505,831      4.85%  1.00%to  2.95%   4.38%to    7.67%
        2006                                   37,062 $12.44to $13.99   492,340      4.44%  1.00%to  2.70%   1.09%to    1.62%
        2005                                   36,408 $12.30to $13.85   474,744      3.44%  1.15%to  2.70%  -0.27%to    1.29%
        2004                                   31,550 $12.34to $13.67   409,277      1.89%  1.15%to  2.70%   2.09%to    3.69%
        2003                                   25,802 $12.08to $13.19   325,872      2.81%  1.15%to  2.70%   2.25%to    3.84%
     Seligman Global Technology Portfolio
        2007                                      320  $7.34to  $7.76     2,408      0.00%  1.15%to  2.55%  12.52%to   14.12%
        2006                                      446  $6.27to  $6.91     2,954      0.00%  1.15%to  2.55%  14.96%to   16.58%
        2005                                      537  $5.52to  $5.86     3,070      0.00%  1.35%to  2.35%   5.63%to    6.69%
        2004                                      735  $5.18to  $5.55     3,959      0.00%  1.15%to  2.55%   1.35%to    2.79%
        2003                                      865  $5.11to  $5.40     4,560      0.00%  1.15%to  2.55%  32.69%to   34.56%
     Seligman Smaller-Cap Value Portfolio
        2007                                    4,672 $25.49to $28.82   126,765      0.00%  1.15%to  2.70%   1.35%to    2.95%
        2006                                    6,020 $25.15to $28.00   159,979      0.00%  1.15%to  2.70%  18.03%to   19.86%
        2005                                    7,502 $21.31to $23.36   167,646      9.61%  1.15%to  2.70%  -6.53%to   -5.07%
        2004                                    9,464 $22.80to $24.60   224,465      0.00%  1.15%to  2.70%  16.75%to   18.58%
        2003                                    8,463 $19.53to $20.75   170,777      0.00%  1.15%to  2.70%  45.95%to   48.23%
     SP Strategic Partners Focused Growth Portfolio
        2007                                    3,429  $7.44to  $8.26    26,746      0.00%  1.15%to  2.70%  11.60%to   13.36%
        2006                                    4,431  $6.64to  $7.29    30,769      0.00%  1.15%to  2.70%  -3.74%to   -2.24%
        2005                                    5,876  $6.90to  $7.46    42,142      0.00%  1.15%to  2.70%  11.77%to   13.52%
        2004                                    4,978  $6.17to  $6.57    31,717      0.00%  1.15%to  2.70%   6.97%to    8.64%
        2003                                    2,377  $5.79to  $6.05    14,067      0.00%  1.15%to  2.60%  22.23%to   24.02%
     SP International Growth Portfolio
        2007                                    3,006  $9.29to $10.37    29,477      0.45%  1.15%to  2.70%  15.93%to   17.76%
        2006                                    2,608  $8.02to  $8.80    21,901      1.58%  1.15%to  2.70%  16.98%to   18.80%
        2005                                    2,982  $6.85to  $7.41    21,271      0.24%  1.15%to  2.70%  12.72%to   14.47%
        2004                                    3,563  $6.08to  $6.47    22,395      0.00%  1.15%to  2.70%  13.02%to   14.79%
        2003                                    3,057  $5.38to  $5.64    16,888      0.00%  1.15%to  2.70%  35.43%to   37.55%


                                      119

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Templeton Asset Strategy Fund
        2007                                      599 $23.23to $28.86    15,017     17.69%  1.15%to  1.49%   8.53%to    8.78%
        2006                                      742 $21.37to $26.53    16,958      7.31%  1.15%to  1.49%  19.60%to   19.73%
        2005                                      897 $17.87to $22.16    17,048      3.91%  1.15%to  1.49%   2.17%to    2.41%
        2004                                    1,066 $17.46to $21.65    19,700      2.98%  1.15%to  1.49%  14.16%to   14.39%
        2003                                    1,279 $15.29to $18.92    20,577      2.78%  1.15%to  1.49%  30.18%to   30.47%
     Templeton Developing Markets Securities Fund
        2007                                   12,859 $23.60to $29.12   342,414      2.43%  1.15%to  2.70%  25.34%to   27.30%
        2006                                   16,614 $18.83to $22.87   351,001      1.12%  1.15%to  2.70%  24.69%to   26.63%
        2005                                   18,819 $15.10to $18.06   317,296      1.29%  1.15%to  2.70%  24.04%to   25.99%
        2004                                   13,491 $12.17to $14.34   183,668      1.80%  1.15%to  2.70%  21.38%to   23.28%
        2003                                    9,753 $10.03to $11.63   110,280      1.22%  1.15%to  2.70%  48.91%to   51.60%
     Templeton Foreign Securities Fund
        2007                                   14,100 $26.18to $33.50   443,786      2.13%  1.00%to  2.70%  12.36%to   14.30%
        2006                                   16,562 $23.30to $30.02   459,162      1.33%  1.00%to  2.70%  10.98%to   18.22%
        2005                                   17,208 $19.71to $24.44   402,655      1.25%  1.15%to  2.70%   7.24%to    8.94%
        2004                                   16,757 $18.38to $22.44   365,141      1.14%  1.15%to  2.70%  15.36%to   17.22%
        2003                                   16,262 $16.02to $19.16   306,069      1.87%  1.15%to  2.65%  28.75%to   30.71%
     Templeton Global Income Securities Fund
        2007                                    2,675 $26.00to $34.15    84,083      1.99%  1.00%to  2.95%   7.83%to    9.96%
        2006                                      909 $29.91to $31.13    27,726      3.17%  1.15%to  1.49%  11.47%to   11.48%
        2005                                    1,092 $26.83to $27.92    29,837      6.41%  1.15%to  1.49%  -4.37%to   -4.18%
        2004                                    1,345 $28.05to $29.14    38,359     11.07%  1.15%to  1.49%  13.19%to   13.49%
        2003                                    1,586 $24.74to $25.69    39,856      7.75%  1.15%to  1.49%  20.80%to   21.04%
     Templeton Growth Securities Fund
        2007                                   30,377 $24.71to $30.58   870,214      1.41%  1.00%to  2.95%  -0.64%to    1.32%
        2006                                   29,543 $24.80to $30.81   844,951      1.34%  1.00%to  2.70%  11.80%to   18.57%
        2005                                   26,041 $20.92to $25.07   626,812      1.16%  1.15%to  2.70%   5.97%to    7.62%
        2004                                   20,998 $19.74to $23.29   478,645      1.20%  1.15%to  2.70%  12.93%to   14.70%
        2003                                   18,504 $17.65to $20.31   373,933      1.67%  1.15%to  2.60%  28.74%to   30.78%
     Van Kampen LIT Enterprise Portfolio
        2007                                       20  $7.29to  $7.58       149      0.61%  1.15%to  2.55%   9.83%to   11.39%
        2006                                       28  $6.30to  $6.94       186      0.52%  1.15%to  2.55%   4.39%to    5.86%
        2005                                       35  $6.27to  $6.46       226      0.87%  1.40%to  1.90%   6.12%to    6.65%
        2004                                       45  $5.91to  $6.06       269      0.36%  1.40%to  1.90%   2.09%to    2.60%
        2003                                       52  $5.79to  $5.91       305      0.65%  1.40%to  1.90%  23.51%to   24.13%

                                      120

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Van Kampen LIT Growth and Income  Portfolio
        2007                                       59 $16.27to $17.27       975      1.66%  1.15%to  2.55%   0.20%to    1.62%
        2006                                       64 $15.42to $16.99     1,043      1.29%  1.15%to  2.55%  13.32%to   14.91%
        2005                                       82 $14.15to $14.79     1,183      1.14%  1.15%to  1.90%   7.92%to    8.73%
        2004                                       99 $13.11to $13.60     1,313      1.00%  1.15%to  1.90%  12.22%to   13.07%
        2003                                      139 $11.68to $12.03     1,641      1.00%  1.15%to  1.90%  25.62%to   26.57%
     Van Kampen LIT Strategic Growth Portfolio
        2007                                      462  $8.24to  $9.04     4,019      0.00%  1.15%to  2.55%  13.69%to   15.30%
        2006                                      685  $7.25to  $7.84     5,196      0.00%  1.15%to  2.55%   0.05%to    1.45%
        2005                                      863  $7.24to  $7.73     6,486      0.01%  1.15%to  2.55%   4.93%to    6.41%
        2004                                    1,047  $6.90to  $7.27     7,455      0.00%  1.15%to  2.55%   4.08%to    5.55%
        2003                                    1,289  $6.63to  $6.88     8,731      0.00%  1.15%to  2.55%  23.84%to   25.58%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented.


1.  Period from May 1, 2003 (fund commencement) to December 31, 2003
2.  Period from May 3, 2004 (fund commencement) to December 31, 2004
3.  Period from May 2, 2005 (fund commencement) to December 31, 2005
4.  Period from May 2, 2006 (fund commencement) to December 31, 2006
5.  Period from May 1, 2007 (fund commencement) to December 31, 2007


                                      121


                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements
                           and Supplemental Schedules

                           December 31, 2007 and 2006


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
April 16, 2008


                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2007 and 2006
                        (in thousands, except share data)


                                      Assets                                         2007               2006
------------------------------------------------------------------------------------------------------------------

Investments:
      Fixed-maturity securities, at fair value
           (amortized cost of $39,319,355 and $35,842,155, respectively)       $    40,418,415   $     36,211,861
      Mortgage loans on real estate, net                                             4,402,214          3,371,961
      Short-term securities                                                            737,039            983,650
      Options, non-affiliated                                                          366,922            682,420
      Options, affiliated                                                               12,933             30,352
      Real estate (net of accumulated depreciation of
           $30,777 in 2007 and $43,613 in 2006)                                        327,967            455,983
      Loans to affiliates                                                              725,826            218,553
      Policy loans                                                                     169,058            146,139
      Partnerships                                                                      20,501             47,716
      Equity securities, at fair value
           (cost of $42,680 and $19,512, respectively)                                  46,044             28,485
      Investment in equity method investees                                                562              1,398
------------------------------------------------------------------------------------------------------------------
                Total investments                                                   47,227,481         42,178,518

Cash                                                                                    92,177             55,876
Accrued investment income                                                              496,523            439,154
Receivables, affiliated                                                                      -              2,112
Receivables, non-affiliated (net of allowance for
      uncollectible accounts of $4,819 in 2007 and $0 in 2006)                         172,251            272,915
Reinsurance recoverable:
      Recoverable on policyholder liabilities, affiliated                                  723              3,446
      Recoverable on policyholder liabilities, non-affiliated                        4,121,293          4,175,709
      Receivable on policyholder liabilities, affiliated                                    42              2,017
      Receivable on policyholder liabilities, non-affiliated                             4,218              4,305
Deferred acquisition costs                                                           5,575,492          5,265,226
Deferred sales inducements                                                             767,916            721,322
Goodwill                                                                               502,640            495,243
Home office property and equipment (net of accumulated
      depreciation of $70,030 in 2007 and $56,875 in 2006)                             184,398            193,473
Value of business acquired and other intangible assets (net of
      accumulated amortization of $210,121 in 2007 and $195,102 in 2006)                38,614             64,333
Other assets                                                                           352,537            298,020
------------------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                        59,536,305         54,171,669

Separate account assets                                                             20,541,717         19,837,566
------------------------------------------------------------------------------------------------------------------

                Total assets                                                   $    80,078,022   $     74,009,235
------------------------------------------------------------------------------------------------------------------




See accompanying notes to consolidated financial statements.
                                        2

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)

               Liabilities and Stockholder's Equity                         2007               2006
---------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                            $    50,806,811   $     45,859,327
      Future policy benefit reserves                                        3,047,274          2,863,953
      Policy and contract claims                                              318,105            404,802
      Unearned premiums                                                       217,407            262,504
      Other policyholder funds                                                214,548            193,514
---------------------------------------------------------------------------------------------------------
           Total policyholder liabilities                                  54,604,145         49,584,100

Option liability                                                              218,108            324,094
Payables, affiliated, net                                                      11,658                  -
Accrued expenses                                                              271,126            229,602
Deferred gain on reinsurance                                                   68,773            166,154
Mortgage notes payable                                                        134,123            146,900
Reinsurance payable                                                            74,903             90,538
Commissions due and accrued                                                    75,097             85,077
Other liabilities                                                             227,885            113,122
---------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities     55,685,818         50,739,587
Separate account liabilities                                               20,541,717         19,837,566
---------------------------------------------------------------------------------------------------------
                Total liabilities                                          76,227,535         70,577,153
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------

Stockholder's equity:
      Common stock, $1 par value, 40,000,000 shares
           authorized; 20,000,001 shares issued and outstanding
           at December 31, 2007 and 2006                                       20,000             20,000
      Class A, Series A Preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding;
           liquidation preference of $189,366 and $189,366
           at December 31, 2007 and 2006, respectively                          8,909              8,909
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 shares issued and outstanding;
           liquidation preference of $199,167 and $199,167
           at December 31, 2007 and 2006, respectively                          9,994              9,994
      Loan to affiliate                                                      (250,000)          (250,000)
      Additional paid-in capital                                            2,273,371          2,123,371
      Retained earnings                                                     1,439,086          1,384,229
      Accumulated other comprehensive income                                  349,127            135,579
---------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                  3,850,487          3,432,082

---------------------------------------------------------------------------------------------------------

                Total liabilities and stockholder's equity            $    80,078,022  $      74,009,235
---------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2007, 2006 and 2005
                                 (in thousands)

                                                                          2007           2006            2005
------------------------------------------------------------------------------------------------------------------

Revenue:
     Annuity considerations and policy fees                         $      253,038 $       279,238 $      308,493
     Life insurance premiums                                                56,806          52,888         52,557
     Accident and health premiums                                          311,500         545,015        483,510
     Other life policy considerations                                       89,309          79,392         76,556
------------------------------------------------------------------------------------------------------------------
            Total premiums and considerations                              710,653         956,533        921,116

     Premiums and annuity considerations, affiliated, ceded                     37             387            712
     Premiums and annuity considerations, non-affiliated, ceded            255,357         320,209        272,555
------------------------------------------------------------------------------------------------------------------
            Net premiums and considerations                                455,259         635,937        647,849

     Net investment income, affiliated                                      31,935          39,023         39,055
     Net investment income, non-affiliated                               2,129,625       1,650,665      1,386,893
     Realized investment (losses) gains, net                              (710,978)       (579,864)        61,261
     Realized gain on sale of interest of equity method investee                 -          22,451              -
     Fee and commission revenue                                            199,356         160,294        101,127
     Amortization of deferred gain on reinsurance                           99,348          58,970         16,647
     Other                                                                  34,338          43,761         22,597
------------------------------------------------------------------------------------------------------------------
            Total revenue                                                2,238,883       2,031,237      2,275,429
------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
     Annuity benefits                                                       69,277         133,100        272,413
     Life insurance benefits                                               177,968         133,860        124,623
     Accident and health insurance benefits                                294,393         470,041        422,480
     Net interest credited to policyholder account values                1,031,830         725,296        707,796
------------------------------------------------------------------------------------------------------------------
            Total benefits                                               1,573,468       1,462,297      1,527,312

     Benefit recoveries                                                    429,655         403,779        393,397
------------------------------------------------------------------------------------------------------------------
            Net benefits                                                 1,143,813       1,058,518      1,133,915

     Commissions and other agent compensation                              913,444       1,035,765      1,238,623
     General and administrative expenses                                   772,992         625,188        546,218
     Change in deferred acquisition costs, net                            (650,735)     (1,049,646)    (1,004,879)
------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                                  2,179,514       1,669,825      1,913,877
------------------------------------------------------------------------------------------------------------------
            Income from operations before income taxes
                and equity earnings                                         59,369         361,412        361,552
------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
     Current                                                                64,494          81,510         54,032
     Deferred                                                              (60,705)         28,558        (20,076)
------------------------------------------------------------------------------------------------------------------
            Total income tax expense                                         3,789         110,068         33,956
------------------------------------------------------------------------------------------------------------------

            Income before equity earnings                                   55,580         251,344        327,596
Equity in earnings of preferred stock of affiliate, net of tax                   -               -         34,378
Equity in earnings of equity method investees, net of tax                     (308)          3,180          5,482
------------------------------------------------------------------------------------------------------------------

            Net income                                              $       55,272 $       254,524 $      367,456
------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.
                                        4

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Comprehensive Income

                  Years ended December 31, 2007, 2006 and 2005
                                 (in thousands)


                                                                                        2007           2006          2005

------------------------------------------------------------------------------------------------------------------------------
Net income                                                                         $      55,272  $     254,524  $    367,456
------------------------------------------------------------------------------------------------------------------------------


Foreign currency translation adjustments, net of tax                                       6,520            130         1,091
------------------------------------------------------------------------------------------------------------------------------
Unrealized gains (losses) on post-retirement obligation:
     Unrealized net actuarial gains arising during the period,
         net of tax expense of $0, $0, and
         $0 in 2007, 2006, and 2005, respectively                                             78              -             -
     Unrealized prior service cost arising during the period,
         net of tax benefit of $606, $0, and
         $0 in 2007, 2006, and 2005, respectively                                         (1,190)             -             -
------------------------------------------------------------------------------------------------------------------------------
                    Total unrealized post-retirement
                    obligation losses                                                     (1,112)             -             -
------------------------------------------------------------------------------------------------------------------------------
Unrealized losses on fixed-maturity and equity securities:
     Unrealized holding losses arising during the period,
         net of effect of shadow adjustments of $361,836,
         $90,188, and $(285,690) in 2007, 2006, and 2005, respectively, and net of tax (benefit) of $(137,044), $(194,881), and
         $(81,493) in 2007, 2006, and 2005, respectively                                (253,995)      (362,437)     (151,343)
     Decrease (increase) in unrealized holding losses due to reclassification adjustment for realized (losses) gains included in net income, net of tax
         (benefit) expense of $(248,842), $(195,095), and $21,441 in 2007,
         2006, and 2005, respectively                                                    462,135        362,318       (39,820)
------------------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding gains (losses)                              208,140           (119)     (191,163)
------------------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                              213,548             11      (190,072)
------------------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income                                     $     268,820  $     254,535  $    177,384
------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 2007, 2006 and 2005
                                 (in thousands)
                                                                                                Accumulated
                                                                Additional                           other               Total
                            Common     Preferred    Loan to       paid-in       Retained        comprehensive       stockholder's
                            stock       stock     affiliate      capital       earnings            income               equity
                           ----------  ---------- ------------  ------------  ------------- ------------------  -------------------

2005:
Balance, beginning of year  $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371      $ 997,249          $ 323,218          $ 3,232,741
Comprehensive income:
Net income                         -           -            -             -        367,456                  -              367,456
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                 -           -            -             -              -           (191,163)            (191,163)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                     -           -            -             -              -              1,091                1,091
                                                                                                                -------------------
Total comprehensive
income                                                                                                                     177,384
Dividends paid                     -           -            -             -       (105,000)                 -             (105,000)
                           ----------  ---------- ------------  ------------  ------------- ------------------  -------------------
                           ------------
Balance, end of year        $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,259,705          $ 133,146          $ 3,305,125
                           ====================== ============  ============  ============= ==================  ===================

2006:
Balance, beginning of year  $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,259,705          $ 133,146          $ 3,305,125
Comprehensive income:
Net income                         -           -            -             -        254,524                  -              254,524
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                 -           -            -             -              -               (119)                (119)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                     -           -            -             -              -                130                  130
                                                                                                                -------------------
Total comprehensive
income                                                                                                                     254,535
Adjustment to
initially apply SFAS
No. 158, net of tax                -           -            -             -              -              2,422                2,422
Dividends paid                     -           -            -             -       (130,000)                 -             (130,000)
                           ----------  ---------- ------------  ------------  ------------- ------------------  -------------------
                           ----------
Balance, end of year        $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,384,229          $ 135,579          $ 3,432,082
                           ==========  ========== ============  ============  ============= ==================  ===================

2007:
Balance, beginning of year  $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,384,229          $ 135,579          $ 3,432,082
Comprehensive income:
Net income                         -           -            -             -         55,272                  -               55,272
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                 -           -            -             -              -            208,140              208,140
Net unrealized loss on
post-retirement
obligation, net of
deferred taxes                     -           -            -             -              -             (1,112)              (1,112)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                     -           -            -             -              -              6,520                6,520
                                                                                                                -------------------
Total comprehensive
income                                                                                                                     268,820
Adjustment to
initially apply EITF 06-5
net of tax                         -           -            -             -           (415)                 -                 (415)
Capital contribution               -           -            -       150,000              -                  -              150,000
                                       ---------- ------------  ------------  ------------- ------------------
                           ----------                                                                           -------------------
Balance, end of year        $ 20,000    $ 18,903   $ (250,000)  $ 2,273,371    $ 1,439,086          $ 349,127          $ 3,850,487
                           ==========  ========== ============  ============  ============= ==================  ===================

See accompanying notes to consolidated financial statements.


                                                                               2007               2006             2005
-----------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities:
     Net income                                                         $          55,272 $          254,524 $       367,456
-----------------------------------------------------------------------------------------------------------------------------

       Adjustments to reconcile net income to net
        cash provided by (used in) operating activities:
             Realized investment losses (gains)                                   701,204            543,260         (65,286)
             Purchases of trading securities                                   (2,196,297)        (1,345,475)     (5,852,298)
             Sale and other redemptions of trading securities                     558,380            198,668       2,521,082
             Unrealized loss on annuity-related
                 options and gross reserves                                       347,575            912,662         339,062
             Deferred income tax (benefit) expense                                (60,705)            28,558         (20,076)
             Charges to policy account balances                                   (73,808)           (69,941)        (65,114)
             Gross interest credited to policy account balances                 1,041,726            730,546         703,795
             Amortization of (discount) premium, net                               (4,942)           111,697          49,121
             Equity in earnings of preferred stock of affiliate                         -                  -         (34,378)
             Equity in earnings of equity method investees                            111             (1,913)         (7,088)
             Change in:
                 Accrued investment income                                        (57,254)           (72,326)        (97,452)
                 Receivables                                                      103,102           (106,654)        (22,003)
                 Reinsurance recoverable                                           59,201            (84,138)        307,987
                 Deferred acquisition costs                                      (650,735)        (1,049,646)     (1,004,879)
                 Deferred sales inducements                                       (83,170)          (139,140)       (193,100)
                 Future policy benefit reserves                                   183,321            139,631         132,727
                 Policy and contract claims                                       (86,869)             8,944          96,526
                 Other policyholder funds                                          21,034            (66,312)        (32,754)
                 Unearned premiums                                                (15,566)            20,243         (20,346)
                 Reinsurance payable                                              (15,635)            19,376          (4,657)
                 Deferred gain on reinsurance                                     (97,381)            65,905          (4,381)
                 Current tax recoverable                                          (80,533)            (3,977)        (93,081)
                 Accrued expenses and other liabilities                           163,027            115,034          62,129
                 Commissions due and accrued                                       (9,980)            (7,224)        (19,752)
                 Corporate-owned life insurance                                    (6,670)           (17,462)         (5,241)
                 Mortgage loan allowance                                            9,884             11,935           4,025
             Other, net                                                           (83,309)           (23,545)        (22,012)
-----------------------------------------------------------------------------------------------------------------------------
                      Total adjustments                                          (334,289)           (81,294)     (3,347,444)
-----------------------------------------------------------------------------------------------------------------------------

             Net cash (used in) provided by operating activities        $        (279,017)$          173,230 $    (2,979,988)
-----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.
                                        7


                                                                           2007              2006               2005
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities               $       (279,017)$           173,230       (2,979,988)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) investing activities:
      Purchase of available-for-sale fixed-maturity securities            (5,081,265)        (10,363,440)     (14,409,048)
      Purchase of available-for-sale equity securities                       (80,172)            (34,641)        (648,695)
      Purchase of real estate                                                 (6,667)           (152,003)         (53,543)
      Purchase of options                                                   (990,171)           (847,025)        (594,948)
      Funding of mortgage loans on real estate                            (1,296,133)         (1,434,435)      (1,030,599)
      Sale and other redemptions of fixed-maturity securities              2,092,453           6,748,812        8,521,269
      Matured fixed-maturity securities                                      434,999             517,786          463,143
      Sale of equity securities, tax-free exchanges, and spin-offs            68,230             510,179        1,026,760
      Sale of real estate                                                    157,179              57,912           45,442
      Exercise and expiration of options                                     407,686             452,654          200,393
      Change in securities held under agreements to
            repurchase                                                             -            (559,615)         352,964
      Repayment of mortgage loans on real estate                             255,996             178,323           91,722
      Net change in short-term securities                                    246,611            (839,436)         656,249
      Purchase of home office property and equipment                          (6,638)            (75,775)         (40,416)
      Purchase of interest in equity method investees                        (12,847)            (75,026)         (51,958)
      Sale of interest in equity method investee                                   -              23,588                -
      Purchase of subsidiary, net of cash acquired                           (11,655)                  -          (11,868)
      Sale of preferred stock of affiliate                                         -                   -          559,408
      Change in loan to affiliate                                           (507,273)             11,447                -
      Options written                                                        603,961             699,877          324,447
      Other, net                                                               2,545             (14,964)         (12,518)
--------------------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                               (3,723,161)         (5,195,782)      (4,611,796)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) financing activities:
      Policyholders' deposits to account balances                          5,858,335           7,201,051        9,525,780
      Policyholders' withdrawals from account balances                    (3,309,471)         (2,563,981)      (1,941,842)
      Policyholders' net transfers between account balances                1,278,775             363,919           48,773
      Change in amounts drawn in excess of bank balances                      73,617             (23,476)         (50,517)
      Capital contribution from parent company                               150,000                   -                -
      Change in mortgage notes payable                                       (12,777)             40,236           19,393
---------------------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                            4,038,479           5,017,749        7,601,587
--------------------------------------------------------------------------------------------------------------------------

                     Net change in cash                                       36,301              (4,803)           9,803

Cash at beginning of year                                                     55,876              60,679           50,876
--------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                 $         92,177 $            55,876 $         60,679
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
Non-cash investing and financing activities:
      Dividend to parent company                                    $              -  $         (130,000) $      (105,000)
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

(1)  ORGANIZATION
     Allianz Life Insurance Company of North America (the Company) and subsidiaries is a wholly owned subsidiary of Allianz of America, Inc.
     (AZOA), a wholly owned subsidiary of Allianz Societas Europaea (Allianz
     SE), a European company incorporated in Germany.

     The Company is a life insurance company licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2007 statutory net premium written, 97%, 2%, and 1% of the Company's business is annuity, life insurance, and accident and health, respectively. The annuity business is comprised of fixed-indexed, variable, one-year deferred, and five-year deferred annuities representing 61%, 37%, 1%, and 1% of 2007 statutory net premium written, respectively. As a result of the 2006 exiting of certain health business discussed in note 13, going forward accident and health business will be comprised primarily of long-term care. Life business is comprised of both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of whole life and term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. The Company's primary distribution channels are through independent agents, broker/dealers, and third-party marketing organizations.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     BASIS OF PRESENTATION
     The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the Balance Sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements. Such changes in estimates are recorded in the period they are determined.

     INVESTMENT PRODUCTS AND UNIVERSAL LIFE BUSINESS
     Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Annuity considerations and policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative fees, and surrender charges for investment products. Similar charges for universal life insurance are included in other life policy considerations on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the insurance enterprise for services to be provided in future periods are not earned in the period assessed. Such amounts shall be reported as unearned premiums, which includes unearned revenue reserves (URR), and recognized in income over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. The change in fair value of embedded derivatives in fixed-indexed and variable products is included in net investment

                                       9                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     income. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in net interest credited to policyholder account values and annuity benefits, respectively, on the Consolidated Statements of Operations.

     LIFE AND ACCIDENT AND HEALTH INSURANCE
     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     GOODWILL
     Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any.

     Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if an event occurs or circumstances change, which may indicate a reduction of the fair value of a reporting unit below its carrying amount. The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows; and revenues and earnings. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

     VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS
     The value of insurance in-force purchased is recorded as the VOBA. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs (DAC). The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

     Adjustments to VOBA are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through accelerated VOBA amortization.

     Intangible assets are identified by the Company in accordance with Statement of Financial Accounting Standards (SFAS) No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, which requires an intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated

                                      10                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

     The Company's intangible assets include trademarks, agent lists, and non-compete agreements that were acquired as a result of the Company's ownership in field marketing organizations. These intangible assets were assigned values using the present value of projected future cash flows as a base and are generally amortized over five years using the straight-line method. Also included in the Company's intangible assets is the trade name and service mark of a broker-dealer acquired during 2005, and state insurance licenses acquired in 2007. The trade name, service mark, and state insurance licenses were valued using the present value of future cash flows and were determined to have an indefinite useful life.

     Recoverability of the value of the amortizing intangible assets is assessed under SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     Recoverability of the value of the non-amortizing intangible assets is assessed under SFAS No. 142, which states that non-amortizing intangible assets shall be tested for recoverability annually or whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     DEFERRED ACQUISITION COSTS
     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. DAC is reviewed for recoverability, at least annually, and adjusted when necessary.

     Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively in the Consolidated Statements of Operations.

                                      11                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily-impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations. See further discussion of the DAC unlocking in note 9.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     DEFERRED SALES INDUCEMENTS
     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Annuity sales inducements are deferred as paid or credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in benefits on the Consolidated Statements of Operations. DSI related to a persistency bonus are recorded in life insurance benefits on the Consolidated Statements of Operations. DSI related to an immediate bonus are shown as a reduction of premium within annuity considerations and policy fees on the Consolidated Statements of Operations.

     Adjustments to DSI are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     Adjustments may also be made to DSI related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily-impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES
     Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

                                      12                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     POLICY AND CONTRACT ACCOUNT BALANCES
     Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, along with estimates of future policyholder behavior. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

     Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period-certain and life-contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation benefits that may exceed account values are established using capital market assumptions along with estimates of future policyholder behavior.

     POLICY AND CONTRACT CLAIMS
     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE
     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable.

     The gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in deferred gain on reinsurance on the Consolidated Balance Sheets. The gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies.

                                      13                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     INVESTMENTS
     The Company classifies certain fixed-maturity and equity securities as "available-for-sale," and accordingly, the securities are carried at fair value, and related net unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized amounts been realized. During 2005, the Company created a new portfolio of certain fixed-maturity and equity securities classified as "trading," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The trading portfolio was established to attempt to economically hedge risk associated with liabilities related to fixed-indexed annuities. By policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared. Interest is accrued as earned.

     Securities held under repurchase agreements and forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at unpaid principal balances.

     For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income on the Consolidated Statements of Operations.

     Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in net investment income on the Consolidated Statements of Operations. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for uncollectible balances. The Company evaluates the mortgage loan reserve to ensure that the estimate is based on the industry default and loss studies and historical default rates for the Company as compared with default rates for the industry group data obtained from the American Council of Life Insurers. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

     The loans to affiliates are carried at cost. Interest on the loans to affiliates is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation using the Modified Accelerated Cost Recovery System (MACRS) method over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. At December 31, 2006, some partnerships were accounted for on the equity basis and some were accounted at cost on the Consolidated Balance Sheets. At December 31, 2007, partnerships are recorded at the contracted sale value, which represents fair value of the partnerships. Changes in carrying value are included in net investment income on the Consolidated Statements of Operations.

     The fair value of fixed-maturity securities, securities held under agreements to repurchase, and equity securities are obtained from third-party pricing sources whenever possible, except for short-term securities that are priced at amortized cost. In certain cases, including private assets as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. treasury bonds to estimate a market price; approximately 2.5% of the fixed-maturity securities are


                                      14                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     valued using this method. The models also use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries, approximately 0.4% of the fixed-maturity securities are valued using this method. All prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. The fair value of mortgage loans on real estate has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. The fair value of the options is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. Fair value of loans to affiliates is calculated by management using the market price of a financial instrument with similar characteristics. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

     Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, and VOBA for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the Balance Sheet date. Changes in the fair value of trading investments are recorded as realized investment gains (losses) on the Consolidated Statements of Operations.

     The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether or not declines in fair value are other-than-temporary. The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, and management's judgment, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will also incur additional impairments should the fair value fall below the book value.

     For the year ended December 31, 2006, the Company adopted Financial Accounting Standard Board (FASB), FASB Staff Position (FSP) FSP FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS (FSP FAS 115-1). The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, market analysis, current events, and management's judgment, to determine whether fixed-income securities are considered other-than-temporarily impaired. In addition, FSP FAS 115-1 requires that the Company evaluate other-than-temporary impairments on available-for-sale fixed-maturity securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered. If a fixed-maturity security's fair market value is less than its amortized cost value, an impairment loss must be recorded unless management can assert its ability and intent to hold until recovery. The Company's absence of control over the investment manager's decision to sell (or hold) renders the Company unable to assert ability to hold to recovery and will therefore require the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. In periods subsequent to the recognition of an other-than-temporary impairment loss, the impaired fixed-maturity security must be accounted for as if it had been purchased on the date of the impairment. That is, the discount or reduced premium recorded from the fixed-maturity security would be accreted over its remaining life in a prospective manner.

     Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statements of Operations. The Company adjusts DAC, DSI, and VOBA for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

                                      15                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     INVESTMENTS RECORDED USING THE EQUITY METHOD
     The Company uses the equity method of accounting for various organizations in which the Company holds a minority interest. The Company's proportionate share of gains or losses is reflected in equity in earnings of equity method investees on the Consolidated Statements of Operations.

     ACCOUNTING FOR OPTION AND FUTURES CONTRACTS
     The Company provides additional benefits through certain life and annuity products, which may increase the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 index, the NASDAQ 100 index, the Financial Times Stock Exchange (FTSE) 100, and an index comprised of a blend of the Dow Jones Industrial Average, FTSE 100, Lehman Brothers U.S. Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits that do not fluctuate with interest rates. The Company has analyzed the characteristics of these benefits and have entered into over-the-counter (OTC) option contracts and exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics in order to attempt to economically hedge these risks. The Company began entering into exchange-traded futures contracts in 2005 to attempt to increase the effectiveness of the economic hedge. Management monitors correlation of in-force amounts and option and futures contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

     For products based on the growth of the S&P 500 index, the NASDAQ 100 index, and the FTSE 100, the Company transacts in European-Asian call-option contracts. The strike price depends on the product, index period, cap, and credited rate. Four types of options are purchased: five-year options with daily averaging of the index during the last year of the contract, one-year call spread with monthly averaging of the index, 1 and 3 year monthly sum Cliquet options, and 1-year forward/1-month call options. In addition, the Company employed derivative strategies of transacting in combinations of call options, put spread options, and exchange-traded futures contracts. These derivatives are based on the representative index, can be one month to one year in length, and are point to point.

     For variable annuity products that provide minimum guaranteed benefits, the Company's derivative strategy entails using a combination of buying one-year put options and writing one-year call options and transacting in futures contracts tied to a representative index with similar characteristics to attempt to economically hedge these risks, and are point to point.

     The OTC option contracts are reported at fair value on the Consolidated Balance Sheets. The fair value of the options are derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded net of changes in the related policyholder balances for benefits and are included in net investment income on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in net investment income on the Consolidated Statements of Operations.

     Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in net investment income on the Consolidated Statements of Operations. The Company is required to post collateral for futures contracts by the Chicago Mercantile Exchange (CME), Chicago Board of Trade (CBOT), and London International Financial Futures Exchange (LIFFE). The Company retains ownership of the collateral but the collateral resides in an account designated by the exchange and the collateral is subject to specific exchange rules regarding

                                      16                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     rehypothecation. Collateral posted at December 31, 2007 and 2006 had a fair value of $668,385 and $602,166, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

     Realized (losses) gains from option contracts used to attempt to economically hedge certain life and annuity products tied to the S&P 500 index or NASDAQ 100 index were $(211,217), $127,367, and $(21,346) for the years ended December 31, 2007, 2006, and 2005, respectively. Realized gains (losses) on the exercise of options were $10,743, $80,182, and $(99,501) in 2007, 2006, and 2005, respectively. Net realized (losses) gains on futures were $(46,340), $459,046, and $84,970 in 2007, 2006, and 2005,
     respectively. Increases in the policy and contract account balance liability for the index benefit of certain annuity products were $152,379, $1,096,386, and $209,419 in 2007, 2006, and 2005, respectively.

     Realized gains (losses) from option contracts used to attempt to economically hedge certain guaranteed benefits were $15,502, $(2,976), and $(1,454) for the years ended December 31, 2007, 2006, and 2005, respectively. Realized losses on the exercise of options were $(24,484), $(20,388), and $(9,642) in 2007, 2006, and 2005, respectively. Increases in the policy and contract account balance liability for the guaranteed benefit of certain variable annuity products were $62,135, $5,116, and $3,488 in 2007, 2006, and 2005, respectively.

     In 2007, the Company began to utilize derivatives within certain actively managed investment portfolios that were a net liability of $11,806 at December 31, 2007. Within these portfolios, derivatives can be used for hedging, replication, and income generation only.

     The Company also enters into contracts with Allianz SE to attempt to economically hedge risk associated with Allianz SE's stock-based compensation plan. The contracts are recorded at fair value on the Consolidated Balance Sheets with the change in fair value recorded in net investment income on the Consolidated Statements of Operations. (Decreases) increases in fair value of these contracts were $(9,746), $8,788, and $4,389 for the years ended December 31, 2007, 2006, and 2005, respectively. As of December 31, 2007 and 2006, the Company owned 113,830 and 247,986 contracts with a cost of $9,019 and $16,864, respectively, and a fair value of $11,161 and $28,752, respectively.

     The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income-generating purposes. At December 31, 2007 and 2006, 117.3% and 90.0%, respectively, of contractual net exposure was held with five non-affiliated counterparties. Dresdner Bank Aktiengesellschaft, a related party, accounted for 1.1% and 0.4% of contractual net exposure held at December 31, 2007 and 2006, respectively. Management believes that no significant credit risk exists.

     SECURITIES LENDING
     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the Consolidated Balance Sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's Consolidated Balance Sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the Consolidated Statements of Operations.

     The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent under a triparty agreement between the Company, broker-dealers (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. Government, U.S. Government Agency, or U.S. Government Agency Mortgage-Backed Securities. Beginning in 2005, the Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. See note 15 for further discussion of this affiliated securities lending.

                                      17                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     RECEIVABLES
     Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable.

     HOME OFFICE PROPERTY AND EQUIPMENT
     Property and equipment consists of furniture, office equipment, leasehold improvements, and computer hardware. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3-7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations.

     Pre-operating and start-up costs incurred in connection with the construction of the Company's headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amount of capitalized costs amortized, including interest, during 2007, 2006, and 2005 was $2,274, $2,268, and $2,259, respectively. An addition to the Company's headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $2,016 and $351 for the periods ended December 31, 2007, and 2006, respectively.

     INCOME TAXES
     The Company and its subsidiaries, with the exception of Allianz Life and Annuity Company (ALAC), file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries except ALAC, and Questar Capital Corporation (formerly USAllianz Securities, Inc. and Questar Capital Corporation) generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets

                                      18                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized (see further discussion in note 14).

     STOCKHOLDER'S EQUITY, LOAN TO AFFILIATE
     The Company entered into an agreement during 2002 to lend AZOA $250,000 (see further discussion in note 15). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate (see further discussion in note 15). This loan is recorded as contra-equity in accordance with the FASB Emerging Issues Task Force (EITF) 85-1, CLASSIFYING NOTES RECEIVED FOR CAPITAL STOCK.

     STOCKHOLDER'S EQUITY, ACCUMULATED UNREALIZED FOREIGN CURRENCY
     Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 20). The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income.

     SEPARATE ACCOUNTS
     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), a guaranteed minimum accumulation benefit
     (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in annuity considerations and policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in the liabilities for minimum guarantees are included in annuity benefits on the Consolidated Statements of Operations.

     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value.

                                      19                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.
     o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly - evaluated quarterly, annual - evaluated annually, and six-year - evaluated every sixth year.
     o ROLLUP: Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.
     o EARNINGS PROTECTION RIDER: Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.
     o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
     o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

     The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least 5 years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary. Depending on the contractholder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

     The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the ages of 50 and 90. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of: the contract value, the quarterly anniversary value, or the 5% annual increase of purchase payments (capped at twice the total purchase payments).

                                      20                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):


                                            December 31, 2007                            December 31, 2006
                                            ------------------------------------------   ------------------------------------------
                                            ------------------------------------------   ------------------------------------------
Guaranteed Minimum Death                       Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMDB)                              value          at risk     age (years)       value          at risk     age (years)
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   Return of premium                      $    10,990,304  $       9,710         62.0  $     9,320,492  $       1,770         61.0
   Ratchet & return of premium                  3,384,951         45,106         63.6        3,149,129          2,597         62.3
   Ratchet & rollup                             7,654,982        239,775         65.3        8,039,190        175,545         64.0
   Ratchet & earnings protection rider              7,594          3,709         70.9            7,913          2,860         69.5
   Reset                                                -              -          n/a          216,451            968         69.9
   Earnings protection rider                      473,903         37,050         61.8          465,723         37,486         60.6
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $    22,511,734  $     335,350               $    21,198,898  $     221,226
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============

Guaranteed Minimum Income                      Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMIB)                              value          at risk        age            value          at risk        age
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   Return of premium                      $     3,473,115  $         215         62.6  $       387,572  $         698         66.8
   Ratchet & return of premium                    143,597          1,402         63.2        6,914,101          2,039         61.5
   Ratchet & rollup                            10,901,098         18,625         64.7        8,765,367         12,392         60.0
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $    14,517,810  $      20,242               $    16,067,040  $      15,129
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============

Guaranteed Minimum Accumulation                Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMAB)                              value          at risk        age            value          at risk        age
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   Five years                             $     8,930,675  $      73,131          n/a  $     7,492,740  $       1,103          n/a
   Ten years                                        9,030              1          n/a            9,537              2          n/a
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $     8,939,705  $      73,132               $     7,502,277  $       1,105
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============

Guaranteed Minimum Withdrawal                  Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMWB)                              value          at risk        age            value          at risk        age
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   No living benefit                      $        32,212  $           -          n/a  $             -  $           -          n/a
   Life benefit with optional reset               545,563              -          n/a                -              -          n/a
   Life benefit with automatic reset               66,839              -          n/a                -              -          n/a
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $       644,614  $           -               $             -  $           -
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============


     At December 31, 2007 and 2006, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:


                Investment type              2007               2006
     -------------------------------    ----------------   ---------------
     Mutual funds:
        Bond                          $       1,828,328  $       1,876,101
        Domestic equity                       8,408,134          8,922,135
        International equity                  3,694,314          3,420,021
        Specialty                             5,797,564          4,987,263
                                        ----------------   ---------------
                 Total mutual funds         19,728,340         19,205,520
     Money market funds                        627,393            440,739
     Other                                  20,355,733         19,646,259
                                        ----------------   ---------------
                 Total                $     20,541,717   $     19,837,566
                                        ================   ===============


                                      21                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:


                                                GMDB               GMIB              GMAB             Totals
------------------------------------------------------------------------------------------------------------------

Balance as of December 31, 2005          $          31,980  $         18,278  $         17,441  $          67,699
     Incurred guaranteed benefits                    7,741            10,002            (8,126)             9,617
     Paid guaranteed benefits                       (4,415)                -                 -             (4,415)
                                           -----------------------------------------------------------------------
Balance as of December 31, 2006                     35,306               28,280          9,315             72,901
                                           -----------------------------------------------------------------------
     Incurred guaranteed benefits                    7,481            12,893            (3,522)            16,852
     Paid guaranteed benefits                       (4,802)                -                 -             (4,802)
                                           -----------------------------------------------------------------------
Balance as of December 31, 2007          $          37,985  $         41,173  $          5,793  $          84,951
                                           =======================================================================

     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The GMAB and GMWB liabilities are determined each period by estimating the expected future claims and the expected future profits and taking the difference. One result of this calculation is that these liabilities can be negative (contra-liability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring GMWB benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy's first anniversary date. Thus, at December 31, 2007, there were no reserves established for products with GMWB benefits.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2007 and 2006:
     o    100 stochastically generated investment performance scenarios.
     o    Mean investment performance assumption was 7.96%.
     o    Volatility assumption was 13.69%.
     o Mortality is assumed to be 60% of the 1994 MGDB Mortality Table as of December 31, 2007 and 2006, respectively.
     o Lapse rates vary by contract type and duration. As of December 31, 2007, spike rates could approach 45%, with an ultimate rate around 20%. As of December 31, 2006, spike rates could approach 40%, with an ultimate rate around 15%.
     o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.
     o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

     GMAB liabilities are considered to be derivatives under SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and are recognized at fair value in future policy benefit reserves on the Consolidated Balance Sheets, with changes in fair value included in net investment income on the Consolidated Statements of Operations.

                                      22                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     PERMITTED STATUTORY ACCOUNTING PRACTICES
     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently does not have any permitted practices.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED
     In September 2006, the FASB issued EITF Issue 06-5, ACCOUNTING FOR PURCHASES OF LIFE INSURANCE - DETERMINING THE AMOUNT THAT COULD BE REALIZED IN ACCORDANCE WITH FASB TECHNICAL BULLETIN NO. 85-4, ACCOUNTING FOR PURCHASES OF LIFE INSURANCE (EITF 06-5). EITF 06-5 requires that the Company consider contractual terms in determining the amount that can be realized under a corporate-owned life insurance policy. In addition, a policyholder should determine the amount that could be realized under the insurance contract assuming the surrender certificate by certificate in a group policy. EITF 06-5 was effective for fiscal years beginning after December 15, 2006. The Company adopted EITF 06-5 on January 1, 2007. Adoption of EITF 06-5 resulted in a cumulative effect adjustment of $415 (net of income tax of $223) to retained earnings as of January 1, 2007.

     In June 2006, the FASB issued FASB Interpretation (FIN) No. 48 (FIN 48), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109, Accounting for Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosure. Upon adoption, the cumulative effect of applying FIN 48 is reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the balance sheet). This pronouncement was adopted January 1, 2007 and did not have a material impact on the Consolidated Financial Statements.

     In May 2007, the FASB issued FASB Staff Position (FSP) FIN 48-1 (FSP FIN 48-1), DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48. The FSP addresses whether it is appropriate for a company to recognize a previously unrecognized tax benefit when the only factor that has changed, since determining that a benefit should not be recognized, was the completion of an examination or audit by a taxing authority. The FSP is effective January 1, 2007, the date of the Company's initial adoption of FIN 48. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

     In March 2006, the FASB issued SFAS No. 156, ACCOUNTING FOR SERVICING OF FINANCIAL ASSETS (SFAS NO. 156), AN AMENDMENT TO SFAS NO. 140. SFAS No. 156 requires that servicing assets or liabilities be initially measured at fair value, with subsequent changes in value reported based on either a fair value or amortized cost approach for each class of servicing asset or liabilities. Under previous guidance, such servicing assets or liabilities were initially measured at historical cost and the amortized cost method was required for subsequent reporting. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

     In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS, WHICH AMENDS FASB STATEMENTS NO. 133 AND NO.
     140. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, RECOGNITION AND MEASUREMENT OF DERIVATIVES:
     APPLICATION OF STATEMENT 133 TO BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. This Statement is effective for all financial instruments

                                      23                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

     In September 2005, the AcSEC issued SOP 05-1, DEFERRED ACQUISITION COSTS
     (DAC) ON INTERNAL REPLACEMENTS, which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and the contractholder. The result of the SOP 05-1 methodology change for contracts that are substantially different would result in writing-off the existing DAC balance. This Statement was effective for fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007 and the adoption did not have a material impact on the Consolidated Financial Statements.

     In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The adoption of this SAB did not have a material impact on the Consolidated Financial Statements.

     In September 2006, the FASB issued SFAS No. 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106, AND 132(R), which improves financial reporting by requiring an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. This was effective for public companies with fiscal years ending after December 15, 2006. The Company did have an impact from the adoption as disclosed in note 16. The Statement also requires that an employer measure the funded status of a plan as of the date of its year-end. This is effective for fiscal years ending after December 15, 2008. The Company expects to adopt this guidance on December 31, 2008 and is currently assessing the impact that changing from a September 30 measurement date to a December 31 measurement date will have on the Company's Consolidated Financial Statements.

     In November 2005, the FASB issued FSP FAS 115-1 and FSP FAS 124-1 effective for reporting periods beginning after December 15, 2005. The FSP provides guidance on when an investment is considered impaired, whether that impairment is other than temporary, subsequent recognition of other-than-temporary impairment, and disclosures about unrealized losses. The Company adopted the FSP effective December 31, 2006, which resulted in realizing $612,635 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC, DSI, VOBA, URR and the AAR. The investment losses were offset by increases of $322,676 in DAC, $34,424 in DSI, $7,472 in VOBA, $39,323 in URR, and a reduction of $19,715 in the AAR.

     In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND SFAS NO. 3. This standard was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

                                      24                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     In January 2005, the FASB issued SFAS No. 123 (Revised), SHARE-BASED PAYMENT, which requires non-public entities to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award at the grant date. This Statement also requires the cost of the reward to be recognized over the period in which the employee provided related services. This Statement is effective for years beginning after December 15, 2005; however, the Company chose to adopt early. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - TO BE ADOPTED
     In March 2008, the FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO.
     133. This statement requires enhanced disclosures about an entity's derivative and hedging activities and thereby improves the transparency of financial reporting. This statement is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application permitted. The Company plans to adopt this guidance effective January 1, 2009.

     In December 2007, the FASB issued SFAS No. 141 (revised 2007) (SFAS 141(R)), BUSINESS COMBINATIONS. This statement creates greater consistency in the accounting and financial reporting of business combinations. SFAS No. 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. This statement is to be applied prospectively to business combinations for which the acquisition date is on or after the first annual period beginning after December 15, 2008. The Company will apply SFAS No. 141(R) to business combinations with acquisition dates on or after January 1, 2009.

     In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN AMENDMENT OF ARB 51 (SFAS 160). This statement provides requirements for accounting for noncontrolling (minority) interests in subsidiaries as equity in the consolidated financial statements. SFAS 160 also requires that accounting for transactions between an entity and noncontrolling interests be treated as equity transactions. SFAS No. 160 is effective for fiscal years beginning on or after December 15, 2008. This Statement is to be applied prospectively, except for the presentation and disclosure requirements. The presentation and disclosure requirements are to be applied retrospectively for all periods presented. The Company does not expect SFAS No. 160 to have a material financial impact upon adoption.

     In February 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES. This statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Consolidated Statements of Operations. This statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently evaluating the effect of this statement on its Consolidated Financial Statements.

     In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENTS (SFAS No. 157). For financial statement elements currently required to be measured at fair value, this statement defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS No. 157 provides guidance on how to measure fair value when required under existing accounting standards. In February 2008, the FASB issued FSP FAS 157-1, APPLICATION OF FASB STATEMENT NO. 157 TO FASB STATEMENT NO. 13 AND OTHER ACCOUNTING PRONOUNCEMENTS THAT ADDRESS FAIR VALUE MEASUREMENTS FOR PURPOSES OF LEASE CLASSIFICATION OR MEASUREMENT UNDER STATEMENT 13 and FSP FAS 157-2 EFFECTIVE DATE OF FASB STATEMENT NO. 157. FSP FAS 157-1 amends SFAS 157 to exclude SFAS No. 13, ACCOUNTING FOR LEASES

                                      25                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     (SFAS 13), and other accounting pronouncements that address fair value measurements under SFAS No. 13. FSP FAS 157-2 delays the effective date of SFAS No. 157 for certain nonfinancial assets and nonfinancial liabilities. The two FSPs will not have an impact on the Company's adoption of SFAS No.
     157. This statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently evaluating the effect of this statement on its Consolidated Financial Statements.

     RECLASSIFICATIONS AND IMMATERIAL CORRECTIONS
     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2007, the Company reclassified certain investment expenses from affiliated net investment income to non-affiliated net investment income.

     The reclassification resulted in adjustments to the Consolidated Statements of Operations as presented in the table below:

                                                2006                                                    2005
                                          --------------------------------------  --------------------------------------
                                          --------------------------------------  --------------------------------------
                                          As originally  Adjustment As adjusted As originally  Adjustment As adjusted
                                              reported                            reported
--------------------------------------------------------------------------------  --------------------------------------
--------------------------------------------------------------------------------  --------------------------------------
Revenue
     Net investment income, affiliated     $    15,942   $ 23,081   $    39,023 $    18,955   $ 20,100      $    39,055
     Net investment income, non-affiliated   1,673,746    (23,081)    1,650,665   1,406,993    (20,100)       1,386,893
--------------------------------------------------------------------------------  --------------------------------------
--------------------------------------------------------------------------------  --------------------------------------
            Total revenue                  $ 1,997,849   $ -        $ 1,997,849 $ 2,253,679   $     -       $ 2,253,679
--------------------------------------------------------------------------------  --------------------------------------
--------------------------------------------------------------------------------  --------------------------------------

     During 2007, following the issuance of the 2006 and 2005 Consolidated Financial Statements and Supplemental Schedules, the Company identified two reclassification errors. One of the reclassifications impacted the Consolidated Statements of Cash Flows only, and the other reclassification impacted both the Consolidated Balance Sheets and the Consolidated Statements of Cash Flows. The reclassification amounts, and reporting implications, are detailed below:

     The first reclassification (Adjustment 1) related to the presentation of the sale of an interest in an equity method investee. In 2006, Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales LLC (Life Sales) for $23,587. The Company's investment interest in Life Sales amounted to $1,136, which resulted in a gain of $22,451 on the sale. The gain was incorrectly reported as a cash outflow in the investing activities section of the 2006 Consolidated Statement of Cash Flows with an offsetting amount recorded in operating activities. Adjustment 1 also caused a misstatement of the net cash provided by operating activities. The Company has adjusted certain amounts in the 2006 Consolidated Statement of Cash Flows, to present the gain from the sale as a cash inflow from investing activities. This adjustment did not affect the Company's previously reported revenue, net income, stockholder's equity, total cash flows, or cash balances.

     The second reclassification (Adjustment 2) is related to the classification of negative cash balances, where the right of set off exists. Additional analysis of the cash accounts during 2007 resulted in the determination that certain negative cash accounts met the conditions of the right of set off, and therefore, $126,746 and $77,154 were reclassified from other liabilities to cash for 2006 and 2005, respectively.

     As a result of the reclassification of Adjustment 1 and Adjustment 2, the Company has adjusted certain items within the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. The adjusted items are presented in the tables below:

                                      26                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

                           Balance Sheet
                      As of December 31, 2006


                                                                     As originally reported Adjustment 2       As adjusted
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Assets
        Cash                                                                $ 182,622       $ (126,746)          $ 55,876
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Total assets                                                   74,135,981         (126,746)        74,009,235
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Liabilities and Stockholder's Equity
        Other liabilities                                                     239,868          (126,746)          113,122
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                              70,703,899          (126,746)       70,577,153
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Total liabilities and stockholder's equity                    $74,135,981        $ (126,746)      $74,009,235
--------------------------------------------------------------------------------------------------------------------------

                       Statement of Cash Flow
                For the year ended December 31, 2006

                                                            As originally reported Adjustment 1     Adjustment 2      As adjusted
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net income to net
     cash provided by (used in) operating activities
        Realized investment losses (gains)                         $ 565,711        $ (22,451)       $ -              $ 543,260
        Change in:
            Accrued expenses and other liabilities                   137,485          (22,451)                -         115,034
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               Total adjustments to reconcile net income
               to net cash provided by (used in)
               operating activities                                  (36,392)         (44,902)                -         (81,294)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) operating activities          218,132          (44,902)                -         173,230
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) investing activities
        Sale of interest in equity method investees                  (22,451)          46,039                   -        23,588
        Other, net                                                   (13,827)          (1,137)                  -       (14,964)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by investing actvities        (5,240,684)          44,902                   -    (5,195,782)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities
        Change in amounts drawn in excess of bank balances            26,116                -          (49,592)         (23,476)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing actvities         5,067,341                -          (49,592)       5,017,749
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
            Net change in cash                                        44,789                -           (49,592)         (4,803)
Cash at beginning of year                                            137,833                -           (77,154)         60,679
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                $ 182,622              $ -        $ (126,746)       $ 55,876
--------------------------------------------------------------------------------------------------------------------------------

                                      27                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

                       Statement of Cash Flow
                For the year ended December 31, 2005


                                                                  As originally reported Adjustment 2     As adjusted
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities
        Change in amounts drawn in excess of bank balances                   $ 14,672    $ (65,189)         $ (50,517)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing actvities                  7,666,776         (65,189)      7,601,587
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
            Net change in cash                                                 74,992         (65,189)          9,803
Cash at beginning of year                                                      62,841         (11,965)         50,876
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                         $ 137,833       $ (77,154)       $ 60,679
----------------------------------------------------------------------------------------------------------------------


(3)  RISK DISCLOSURES
     The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:

     CREDIT RISK: The risk that issuers of fixed- rate and variable-rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities.

     For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least quarterly.

     CREDIT CONCENTRATION RISK: The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.

     The Company's Asset Liability Management Committee (ALM) specifies the asset allocation among major asset classes and a benchmark for each asset class. ALM provides investment guidelines that document the constraints and limits under which the asset manager must operate, including limits in regard to credit concentration. These internal guidelines comply, at a minimum, with state statute. ALM is also responsible for implementing internal controls and procedures to ensure compliance with these investment guidelines. Deviations from these guidelines are monitored and addressed. ALM, and subsequently the Board of Directors, review and approve the mandated investment guidelines at least annually.

     Mitigation controls include a monthly report from the asset manager that shows the fixed-income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

                                      28                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     LIQUIDITY RISK: The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

     In the Company's efforts to manage the potentially increased liquidity needs due to product hedging strategies, the Company has a multi-tiered plan to meet projected cash needs even in unlikely scenarios. In addition, the Company has a substantial portfolio of deferred annuity products designed around a two-tiered structure. Two-tier annuities provide two distinct values to the policyholder for settlement of their annuity proceeds. One value is established for policyholders choosing a cash surrender option and an additional value is established for those choosing an annuitization payment option. The annuitization value is greater than the surrender value and typically includes higher excess interest and index credits and premium bonuses. Since the predominant way policyholders receive their benefits from the annuity is through annuitization of the policy's value, this limits the disintermediation risk to the Company. Benefits are received over a period of years as opposed to total lump-sum surrender of the policy's cash value.

     INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins.

     The Company attempts to mitigate this risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. Asset and liability matching models are used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared with the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The two-tier design discussed above further reduces interest rate risk during annuitization, as the Company has the management option to increase or decrease policyholder participation rates and caps used to calculate policyholder credits to offset changes in expected investment performance. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     EQUITY MARKET RISK: The risk that movements in the equity markets will result in losses to assets held within the Company's surplus portfolio or that product features tied to equity markets will increase in value by more than held assets. Fixed indexed annuity (FIA) products increase the policy value based on the growth of market indexes (S&P 500 and NASDAQ 100). The Company attempts to hedge this exposure with a combination of OTC and exchange-traded derivatives tailored to FIA product structures to manage potential policyholder benefit obligations.

     An additional risk is that some variable annuity products have guarantees, GMWB, GMIB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn. The Company has adopted an economic hedging program using derivative instruments (S&P 500 index futures) to attempt to manage this risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk.

                                      29                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for its products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders. The Company attempts to mitigate this risk by offering a broad range of annuity products and by operating throughout the U.S. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company has defined suitability standards that are at least as rigorous, and usually exceeding, the requirements of regulators.

     RATINGS RISK: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company's. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Stress tests are performed on a quarterly basis to assess how rating agency capital adequacy models would be impacted by severe economic events.


(4)  ACQUISITION OF BUSINESS
     On April 1, 2007, the Company purchased 100% of all issued and outstanding shares of common stock of Templeton Funds Annuity Company (TFAC) from Franklin Agency, Inc., a wholly owned subsidiary of Franklin Resources, Inc. (FRI). TFAC was subsequently renamed Allianz Life and Annuity Company
     (ALAC). The results of operations and financial condition of ALAC, which are not material, have been included in the consolidated financial statements since April 1, 2007. ALAC is a life insurance company licensed in forty-five states and the District of Columbia. It has existing variable annuity insurance contracts and is not actively selling or marketing any of the existing products. The primary reason for this acquisition was to obtain the variable annuity licenses, which will be used to issue new products in the future.

     The Company completed the acquisition on April 1, 2007 for a purchase price of $14,542. The purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The Company has assigned $11,276 to tangible net assets, and $2,050 to identifiable intangible assets consisting of insurance licenses. These intangible assets have indefinite lives and are not amortized but are instead subject to impairment tests. The excess of the purchase price over the estimated fair values of net assets acquired was recorded as goodwill in the amount of $1,216. The goodwill and intangible assets are nondeductible for tax purposes. This acquisition was accounted for using the purchase method.

                                      30                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition of April 1, 2007:

Cash                                        $    2,887
Other current assets                             9,700
Intangible assets                                2,050
Goodwill                                         1,216
Separate account assets                          9,338
                                           ------------
Total assets acquired                           25,191
                                           ------------

Current liabilities                              1,311
Separate account liabilities                     9,338
                                           ------------
                                           ------------
Total liabilities assumed                       10,649
                                           ------------

Net assets acquired                           $ 14,542
                                           ============

     In November 2005, the Company purchased Yorktown Financial Companies, Inc., for a purchase price, net of cash acquired, of $20,268, and recorded goodwill of $18,167. The transaction was recorded using the purchase method of accounting.


                                      31                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     (5) INVESTMENTS

     At December 31, 2007 and 2006, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and estimated fair values of available-for-sale securities are as shown in the following table:


                                                            Amortized            Gross            Gross          Estimated
                                                              cost            unrealized        unrealized          fair
                                                             or cost             gains            losses           value
-------------------------------------------------------------------------------------------------------------------------------

2007:
     Fixed-maturity securities:
        U.S. government                                       $ 1,929,269         $ 168,500             $ -        $ 2,097,769
        Agencies not backed by the full faith
            and credit of the U.S. government                      33,726             2,404               -             36,130
        States and political subdivisions                         289,978            17,711               -            307,689
        Foreign government                                        215,739            13,756               -            229,495
        Public utilities                                        1,451,535            38,805               -          1,490,340
        Corporate securities                                   19,015,811           547,864               -         19,563,675
        Mortgage-backed securities                             10,276,194           342,603               -         10,618,797
        Collateralized mortgage obligations                        45,180             2,247               -             47,427
-------------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                    33,257,432         1,133,890               -         34,391,322
     Equity securities                                             17,601               222           1,104             16,719
-------------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities               $33,275,033       $ 1,134,112         $ 1,104       $ 34,408,041
-------------------------------------------------------------------------------------------------------------------------------

2006:
     Fixed-maturity securities:
        U.S. government                                       $ 2,030,504             $ 852             $ -        $ 2,031,356
        Agencies not backed by the full faith
            and credit of the U.S. government                      61,700               837               -             62,537
        States and political subdivisions                         308,140             8,173               -            316,313
        Foreign government                                        185,094             5,724               -            190,818
        Public utilities                                        1,380,157            27,335               -          1,407,492
        Corporate securities                                   17,429,070           388,860               -         17,817,930
        Mortgage-backed securities                              9,949,161            17,273               -          9,966,434
        Collateralized mortgage obligations                        55,474             1,833               -             57,307
-------------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                    31,399,300           450,887               -         31,850,187
     Equity securities                                              4,940               349               2              5,287
-------------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities               $31,404,240         $ 451,236             $ 2       $ 31,855,474
-------------------------------------------------------------------------------------------------------------------------------


                                      32                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The net unrealized gains (losses) on available-for-sale securities consist of the following at December 31:


                                                              2007               2006                2005
---------------------------------------------------------------------------------------------------------------

Available-for-sale:
     Fixed maturities                                        $ 1,133,890          $ 450,887          $ 287,425
     Securities held under agreements

        to repurchase                                                  -                  -            (21,989)

     Equities                                                       (882)               347             95,514
Adjustments for:
     DAC                                                        (599,149)          (258,680)          (147,489)
     VOBA                                                        (23,332)            (9,013)            (4,508)
     DSI                                                         (60,981)           (24,405)           (16,050)
     URR                                                          63,392             33,862                  -
     Deferred taxes                                             (179,529)           (67,729)           (67,515)
---------------------------------------------------------------------------------------------------------------

        Net unrealized gains                                   $ 333,409          $ 125,269          $ 125,388
---------------------------------------------------------------------------------------------------------------

     The changes in net unrealized gains (losses) on available-for-sale fixed-maturity securities and securities held under agreements to repurchase, before adjustments for deferred taxes, DAC, VOBA, DSI, and URR were $683,003, $185,451, and $(554,355) for the years ended December 31, 2007, 2006, and 2005, respectively.

     The changes in net unrealized (losses) on available-for-sale equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $(1,229), $(95,167), and $(18,711) for the years ended December 31, 2007, 2006, and 2005, respectively.

     The amortized cost and estimated fair value of available-for-sale fixed-maturity securities at December 31, 2007, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $10,574,954 as of December 31, 2007.

                                                                        Amortized             Estimated
                                                                          cost               fair value
---------------------------------------------------------------------------------------------------------------
Available-for-sale:
      Due in one year or less                                              $ 239,019             $ 240,836
      Due after one year through five years                                2,786,120             2,876,150
      Due after five years through ten years                               8,937,440             9,154,078
      Due after ten years                                                 10,973,479            11,454,034
      Mortgage-backed securities and collateralized
           mortgage obligations                                           10,321,374            10,666,224
---------------------------------------------------------------------------------------------------------------

           Total available-for-sale fixed-maturity securities            $33,257,432           $34,391,322
---------------------------------------------------------------------------------------------------------------

                                      33                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Proceeds from sales of available-for-sale fixed-maturity securities investments were $1,118,979, $5,636,908, and $6,581,975 during 2007, 2006, and 2005, respectively. Proceeds from tax-free and taxable exchanges for available-for-sale fixed-maturity securities were $0, $1,160, and $32,136 during 2007, 2006, and 2005, respectively. Gross gains of $43,633, $44,105, and $93,165 and gross losses of $42,273, $55,714, and $35,948 were realized on those sales and tax-free and taxable exchanges of securities in 2007, 2006, and 2005, respectively. In 2007, 2006, and 2005, losses of $773,279,
     $612,766, and $1,949, respectively, were recognized on available-for-sale fixed-maturity securities for other-than-temporary impairment.

     As discussed in note 2, the Company established a trading portfolio during 2005. Proceeds from sales of trading fixed-maturity securities investments were $556,061, $172,653, and $317,482 during 2007, 2006, and 2005, respectively. Proceeds from tax-free exchanges from trading fixed-maturity securities were $0, $5,240, and $0 during 2007, 2006, and 2005, respectively. Gross gains of $4,039, $4, and $3,172 and gross losses of $7,243, $1,326, and $2,961 were realized on those sales of trading fixed-maturity securities in 2007, 2006, and 2005, respectively. Proceeds from sales of trading equity securities investments were $3,560, $5,894, and $7,397. Gross gains of $223, $6, and $0 and gross losses of $3, $248, and $184 were realized on those sales during 2007, 2006, and 2005, respectively. Trading securities had realized gross gains of $53,246, $17,319, and $25,098 and realized gross losses of $5,820, $74,512, and $45,915 in realized investment gains on the Consolidated Statements of Operations for 2007, 2006, and 2005, respectively. Trading forward commitments of $0, $0, and $644,299 were purchased and $0, $0, and $645,510 were sold by the Company, generating realized gross gains of $0, $0, and $1,211 on sales during 2007, 2006, and 2005, respectively. There were no losses realized in 2007, 2006, or 2005.

     Proceeds from the sale of available-for-sale equity securities were $68,229, $506,311, and $1,014,145 during 2007, 2006, and 2005, respectively. Proceeds from tax-free exchanges, redemptions, and spin-offs from available-for-sale equity securities were $0, $3,868, and $12,615 during 2007, 2006, and 2005, respectively. Gross gains of $1,410, $102,652, and $55,595 and gross losses of $617, $6,875, and $22,696 were realized on those sales in 2007, 2006, and 2005, respectively. In 2007, 2006, and 2005, losses of $76, $29, and $12,122, respectively, were recognized on available-for-sale equity securities for other-than-temporary impairment.

     On March 18, 2008, the Company purchased $638,000 of investment-grade fixed maturity securities at fair value from a related party.

     As of December 31, 2007 and 2006, investments with a carrying value of $91,063 and $68,347, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     As of December 31, 2007 and 2006, the Company held options purchased (asset) with an amortized cost of $482,639 and $577,906, respectively, and fair value of $379,855 and $712,772, respectively. The notional amounts of the option contracts purchased were $21,245,193 and $32,277,493 at December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, the Company held options sold (liability) with a basis of $304,351 and $378,469 and fair value of $218,108 and $324,094, respectively. The notional amounts of the option contracts sold were $18,497,585 and $29,689,655 at December 31, 2007 and 2006, respectively.

     As of December 31, 2007 and 2006, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the representative index.

     In 2006, the Company sold its interest in Life Sales, a third-party marketing organization. This resulted in a pre-tax gain of $22,451, which is included in the realized investment gains on the Consolidated Statements of Operations.

                                      34                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Net realized investment gains (losses) for the years ended December 31, 2007, 2006, and 2005 are summarized as follows:


                                                                                        2007               2006          2005
--------------------------------------------------------------------------------------------------------------------------------

Available-for-sale:
      Fixed-maturity securities - sales                                                $ 1,360          $ (11,609)     $ 57,217
      Fixed-maturity securities - other-than-temporary impairments                    (773,279)          (612,766)       (1,949)
      Equity securities                                                                    717             95,748        20,777
Mortgage loans on real estate                                                           (9,884)           (11,935)       (4,025)
Real estate                                                                             33,320             21,451         8,922
Gain on sale of Life Sales                                                                   -             22,451             -
Other                                                                                   (7,654)            (1,996)         (102)
--------------------------------------------------------------------------------------------------------------------------------
                Subtotal                                                              (755,420)          (498,656)       80,840
Trading gains (losses), net                                                             44,442            (58,757)      (19,579)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    Net (losses) gains                                               $(710,978)         $(557,413)     $ 61,261
--------------------------------------------------------------------------------------------------------------------------------

     The increase in other-than-temporary impairments beginning in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1 is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

     The Company's investment in mortgage loans on real estate at December 31, 2007 and 2006 is summarized as follows:


                                                   2007              2006
------------------------------------------------------------------------------

Mortgage loans on real estate:
     Commerical                                 $4,442,855        $ 3,402,303
     Residential                                     1,573              1,988
     Valuation allowances                          (42,214)           (32,330)
------------------------------------------------------------------------------
           Total mortgage loans on real estate  $4,402,214        $ 3,371,961
------------------------------------------------------------------------------

     At December 31, 2007, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 41.0% or $1,823,506, and 11.8% or $523,516, respectively. At December 31, 2006, mortgage loans on real estate in California and Texas exceeded the 10% concentration level by state with concentrations of 34.4% or $1,170,186, and 15.7% or $534,793, respectively.

     Interest rates on investments in new mortgage loans ranged from a minimum of 5.54% to a maximum of 6.55%. The maximum percentage of the loan to the value of the security of any one loan was 80%.

     The valuation allowances on mortgage loans on real estate at December 31, 2007, 2006, and 2005 and the changes in the allowance for the years then ended are summarized as follows:


                                                                           2007              2006              2005
-----------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                               $ 32,330          $ 20,395           $ 16,370

     Charged to operations                                                  9,884            11,935              4,025
-----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                     $ 42,214          $ 32,330           $ 20,395
-----------------------------------------------------------------------------------------------------------------------


                                      35                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Major categories of net investment income for the respective years ended
     December 31 are shown below. Net investment income related to securities held under repurchase agreements is shown with fixed-maturity securities, and was $0, $5,512, and $46,330 in 2007, 2006, and 2005, respectively.

                                                                  2007               2006                2005
-----------------------------------------------------------------------------------------------------------------

Interest:
     Available-for-sale fixed-maturity securities             $ 1,912,421        $ 1,657,920         $ 1,361,508
     Mortgage loans on real estate                                239,081            176,235             102,797
     Policy loans                                                  11,384              9,182               7,404
     Short-term securities                                         44,910             76,047              55,713
Dividends from available-for-sale common stock                        173                335              17,287
Change in fair value of equity-indexed
     annuity-related reserves                                    (152,379)        (1,096,386)           (209,419)
Change in fair value of equity-indexed annuity
     and guaranteed benefit-related options                      (195,715)           124,391             (22,799)
(Loss) gain on exercise of equity-indexed annuity and
     guaranteed benefit-related options                           (13,741)            59,794            (109,142)
(Loss) gain on exercise of equity-indexed annuity and
     guaranteed benefit-related futures                           (43,820)           459,046              84,970
Change in fair value and (loss) gain on
     exercise of other options                                       (272)                 -                   -
Interest on assets held by reinsurers                               3,817              4,054               4,424
Rental income on real estate                                       34,116             36,780              33,785
Interest on loans to affiliates                                    27,871             35,030              35,648
Other invested assets                                              44,686             20,227              11,045
Investment income on trading securities                           298,908            188,468             105,145
-----------------------------------------------------------------------------------------------------------------
        Total investment income                                 2,211,440          1,751,123           1,478,366
Investment expenses                                                49,880             61,435              52,418
-----------------------------------------------------------------------------------------------------------------

            Net investment income                             $ 2,161,560        $ 1,689,688         $ 1,425,948
-----------------------------------------------------------------------------------------------------------------

                                      36                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:


                                      12 months or less                 Greater than 12 months          Total
                                      ----------------------------   -----------------------------   -----------------------------
                                      --------------------------------------------------------------------------------------------
                                       Fair value     Unrealized losseFair value      Unrealized losseFair value   Unrealized losses
                                      --------------------------------------------------------------------------------------------
                                      ----------------------------   -----------------------------   -----------------------------
2007:
    Equity securities                     $ 16,174        $ 1,104             $ -             $ -        $ 16,174         $ 1,104
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
          available-for-sale securities   $ 16,174        $ 1,104             $ -             $ -        $ 16,174         $ 1,104
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

2006:
    Equity securities                        $ 348            $ 2             $ -             $ -           $ 348             $ 2
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
          available-for-sale securities      $ 348            $ 2             $ -             $ -           $ 348             $ 2
----------------------------------------------------------------------------------------------------------------------------------

     As of December 31, 2007 and 2006, there were no available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities, and 3 and 4, respectively, for equity securities.

     The Company's investment portfolio includes mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of sub-prime loans within the securities, the Company does not have a material exposure to sub-prime mortgages.

                                      37                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     (6) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                         2007                               2006
------------------------------------------------------------------------------------------------------------------------
                                                       Carrying            Fair           Carrying            Fair
                                                        amount            value            amount            value
                                                     --------------   ---------------   --------------   ---------------
Financial assets:
    Available for sale:
       Fixed-maturity securities:
          U.S. government                          $     2,097,769  $      2,097,769  $     2,031,356  $      2,031,356
          Agencies not backed by the full faith
              and credit of the U.S. government             36,130            36,130           62,537            62,537
          States and political subdivisions                307,689           307,689          316,313           316,313
          Foreign governments                              229,495           229,495          190,818           190,818
          Public utilities                               1,490,340         1,490,340        1,407,492         1,407,492
          Corporate securities                          19,563,675        19,563,675       17,817,930        17,817,930
          Mortgage-backed securities                    10,618,797        10,618,797        9,966,434         9,966,434
          Collateralized mortgage obligations               47,427            47,427           57,307            57,307
       Equity securities                                    16,719            16,719            5,287             5,287
    Trading:
       Fixed-maturity securities:
          U.S. government                                1,208,702         1,208,702        1,203,299         1,203,299
          Agencies not backed by the full faith
              and credit of the U.S. government             21,169            21,169           20,355            20,355
          States and political subdivisions                 57,363            57,363           55,758            55,758
          Foreign governments                               41,508            41,508           36,704            36,704
          Public utilities                                 299,256           299,256          175,246           175,246
          Corporate securities                           3,460,176         3,460,176        2,146,631         2,146,631
          Mortgage-backed securities                       897,377           897,377          723,681           723,681
          Collateralized mortgage obligations               41,542            41,542                -                 -
       Equity securities                                    29,325            29,325           23,198            23,198
    Mortgage loans on real estate                        4,402,214         4,384,442        3,371,961         3,378,766
    Short-term securities                                  737,039           737,039          983,650           983,650
    Options                                                379,855           379,855          712,772           712,772
    Loans to affiliates                                    725,826           731,283          218,553           221,901
    Policy loans                                           169,058           169,058          146,139           146,139
    Cash                                                    92,177            92,177           55,876            55,876
    Separate account assets                             20,541,717        20,541,717       19,837,566        19,837,566

Financial liabilities:
    Investment contracts                                44,922,911        39,037,986       41,957,947        36,338,059
    Option liability                                       218,108           218,108          324,094           324,094
    Mortgage notes payable                                 134,123           141,958          146,900           156,059
    Separate account liabilities                        20,541,717        19,673,882       19,837,566        18,957,500
------------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Investment contracts include certain reserves related to deferred annuity and equity indexed universal life products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets.

     The fair values of separate account assets were determined using the fair value of the underlying investments held in segregated mutual funds. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

                                      38                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved. Fair value of mortgage notes payable is the present value pay-off amount, calculated using current market interest rates, including unpaid principal balance and any applicable prepayment fees. The fair value of the option liability is derived internally.

     Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(7)      GOODWILL

     Goodwill at December 31, 2007, 2006, and 2005, and the changes in the balance for the years then ended are as follows:


                                                                     2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $        495,243  $      428,323  $       358,198

     Increased ownership in partially owned
     field marketing organizations                                     6,181          66,920           51,958
     Acquisition of broker-dealer                                          -               -           18,167
     Acquisition of TFAC                                               1,216               -                -
                                                               -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $        502,640  $      495,243  $       428,323
                                                            --------------------------------------------------

     Increase in goodwill is the result of the exercise of put options by minority-owned field marketing organizations in 2007 and 2006 requiring the Company to purchase part or all of the stock or member interests of the organizations, and the 2007 acquisition of TFAC. See notes 4 and 18 for further information. There was no goodwill impairment in 2007, 2006, or 2005.

(8)  VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

     VOBA at December 31, 2007, 2006, and 2005, and the changes in the balance for the years then ended are as follows:

                                                                   2007          2006          2005
-----------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $     53,844  $     66,373  $     48,517
Interest                                                           1,137         1,313         2,810
Amortization                                                     (12,350)       (9,338)       (1,417)
Change in shadow VOBA                                            (14,319)       (4,504)       16,463
                                                            -----------------------------------------
Balance, end of year                                        $     28,312  $     53,844  $     66,373
                                                            -----------------------------------------

     The net amortization of the VOBA in each of the next five years is expected to be:

         2008           $        6,642
         2009                    6,931
         2010                    4,465
         2011                    4,013
         2012                    3,700


                                      39                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Intangible assets at December 31, 2007, 2006, and 2005 and the changes in the balance for the years then ended are as follows:

                                                                     2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $         10,489  $       39,519  $        34,844
                                                                           -
     Addition                                                          2,482           5,390           10,140
     Amortization                                                     (2,669)         (4,770)          (5,465)
     Impairment                                                            -         (29,650)               -

                                                             -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $         10,302  $       10,489  $        39,519
                                                            --------------------------------------------------

     Amortization of intangible assets in each of the next five years is expected to be:

         2008           $        2,615
         2009                    2,352
         2010                    1,587
         2011                      630
         2012                       43

     During 2006, an impairment of the Contractual Right Intangible Asset totaling $29,650 was recorded associated with the anticipated sale of a subsidiary that served as the administrator of the Company's variable annuity business. The impairment was determined based on the offers received from potential buyers for the subsidiary. The Company is continuing to evaluate future business operations for this subsidiary. The impairment is included in general and administrative expenses on the 2006
     Consolidated Statement of Operations.

     During 2007 and 2006, there were no other events or changes, other than as described above, in circumstances that warranted recoverability testing for intangible assets.

(9)  DEFERRED ACQUISITION COSTS

     DAC at December 31, 2007, 2006 and 2005 and the changes in the balance for the years then ended are as follows:

                                                                    2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $      5,265,226  $    4,326,771  $     3,077,824
                                                                           -
     Capitalization                                                  919,445       1,166,321        1,411,789
     Interest                                                        177,153         161,169          139,492
     Amortization                                                   (445,863)       (277,844)        (546,402)
     Change in shadow DAC                                           (340,469)       (111,191)         244,068

                                                               -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $      5,575,492  $    5,265,226  $     4,326,771
                                                            --------------------------------------------------

                                      40                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company reviews its best estimate assumptions each year and typically records "unlocking" as appropriate. During 2007, the Company completed a comprehensive study of assumptions underlying estimated gross profits
     (EGP), resulting in an "unlocking". This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits. The pre-tax impact on the Company's assets and liabilities as a result of the unlocking during 2007 was as follows:


              Assets
                   DAC                                         $ (185,748)
                   DSI                                            (20,290)
                                                         -----------------
                      Total asset decrease                       (206,038)

              Liabilities
                   Policy and contract account balances          (478,733)
                   Future policy benefit reserves                  (7,810)
                                                         -----------------
                      Total liabilities decrease                 (486,543)
                                                         -----------------

              Net increase to income before taxes                 280,505
                   Deferred income tax expense                     98,177
                                                         -----------------
              Net increase to net income                     $ 182,328
                                                         =================


(10) DEFERRED SALES INDUCEMENTS
     DSI at December 31, 2007, 2006, and 2005 and the changes in the balance for years then ended are as follows:

                                                                    2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $        721,322 $       590,537  $       372,278

     Capitalization                                                  118,863         152,416          235,200
     Amortization                                                    (64,013)        (36,343)         (61,132)
     Interest                                                         28,320          23,067           19,032
     Change in shadow DSI                                            (36,576)         (8,355)          25,159

                                                               --------------   -------------    -------------
                                                            --------------------------------------------------
Balance, end of year                                        $        767,916 $       721,322  $       590,537
                                                            --------------------------------------------------

(11) MORTGAGE NOTES PAYABLE
     In April 2005, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo), not to exceed $95,000, as short-term financing for the construction of an addition to the Company's headquarters. In June 2006, the loan was paid in full.

     In July 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company for the Company's headquarters. In 2005, the Company agreed to enter into a separate loan agreement with Northwestern Mutual Life Insurance Company in conjunction with the construction of an addition to the Company's headquarters of $65,000. This loan was funded in June 2006 and combined with the existing mortgage. As of December 31, 2007 and 2006, the combined loan had a balance of $134,123 and

                                      41                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     $138,900, respectively. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company used to finance the acquisition of property for, and construction of, the Company's headquarters.

     The Company has long-term debt in the form of a mortgage on an investment in real estate in the amount of $0 and $8,000 as of December 31, 2007 and 2006, respectively. The interest on the loan was paid each month at 7.22% annually. The loan was paid in full in August 2007.

     Interest expense for all loans was $7,942, $5,352, and $5,217 in 2007, 2006, and 2005, respectively, and is presented in general and administrative expenses in the Consolidated Statements of Operations.

     The future principal payments required under the Northwestern Mutual Life Insurance Company's loan are as follows:


2008                                          $        5,048
2009                                                   5,334
2010                                                   5,636
2011                                                   5,955
2012 and beyond                                      112,150
-------------------------------------------------------------
Total                                         $      134,123
-------------------------------------------------------------

(12) ACCIDENT AND HEALTH CLAIM RESERVES
     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2007 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact the Company's future reported earnings.

                                      42                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Activity in the accident and health claim reserves is summarized as follows:


                                                                     2007              2006              2005
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
     of $329,398, $215,327, and $195,333, respectively        $         60,189 $         155,552 $         133,523

Adjustment primarily related to commutation and
     assumption reinsurance on blocks of business                          (98)          (18,564)           (1,809)

Incurred related to:
     Current year                                                       10,998            80,336           173,406
     Prior years                                                         3,925            (3,962)           10,148
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                          14,923            76,374           183,554
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                        1,690            33,308            56,768
     Prior years                                                         9,911           119,865           102,948
-------------------------------------------------------------------------------------------------------------------
Total paid                                                              11,601           153,173           159,716
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $234,740, $329,398, and $215,327,
     respectively                                             $         63,413 $          60,189 $         155,552
-------------------------------------------------------------------------------------------------------------------

     Prior year incurreds for 2007 reflect unanticipated adverse claim development with reinsurance assumed and LTC-Retropool business. Prior year incurreds in 2006 reflect the commutation activity on the reinsurance assumed business and the release of the Health claim handling reserve. Prior-year incurreds for 2005 reflect unanticipated adverse claim development on prior policy years for both stop loss and reinsurance assumed business. The significant decrease in total incurred and total paid claims from 2006 to 2007 is a result of the exiting of the Health Products business on October 1, 2006 as discussed in note 13.

(13) REINSURANCE
     The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess yearly renewal term (YRT) coverage and first dollar quota share coinsurance and YRT contracts. The Company retains a maximum of $10,000 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Included in reinsurance recoverables at December 31, 2007 are $1,476,367, $1,002,726, $445,223, $355,299, and $306,754 of claim-related recoverables from five insurers who, as of December 31, 2007, were rated A- or higher by A.M. Best's Insurance Reports. The Company mitigates risk by arranging trust accounts or letters of credit with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit, account for less than 5% of the total Reinsurance recoverable as of December 31, 2007.

                                      43                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Effective June 30, 2005, the Company recaptured certain life and annuity business previously ceded to SCOR Life Re. Related to this transaction, the Company paid a ceding commission of $8,500 for the recapture of $311,712 in reserves and $5,956 of policyholder loans.

     Of the amounts ceded to others, the Company ceded accident and health premiums earned to the Company's ultimate parent, Allianz SE of $37, $387, and $712 in 2007, 2006, and 2005, respectively.

     Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $14,800 for the recapture of $37,873 in reserves.

     During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
     (HCC) to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803, which is being amortized into operations through 2009. The Company amortized $84,039 and $44,857 for 2007 and 2006, respectively, which is included on the Consolidated Statements of Operations. The remaining deferred gain was $7,906 and $91,946 as of December 31, 2007 and 2006, respectively. Offsetting the deferred gain, total incremental expenses of $24,859 were incurred in 2006 including $14,898 for commutation of certain reinsurance agreements in contemplation of the agreement with HCC, $7,565 for employee-related termination benefits, and $2,396 for write-off of capitalized software costs. The commutation of reinsurance agreements expense is included in benefit recoveries and the other incremental expenses are included in general and administrative expenses on the Consolidated Statements of Operations. As of December 31, 2006, all of these incremental costs were paid except for a $124 liability for termination benefits, which was paid in 2007.

     Throughout 2007, 2006, and 2005, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life and accident and health business that the Company decided to exit. In connection with these agreements, the Company had ceded premiums of $71,549, $75,981, and $2,158 in 2007, 2006, and 2005, respectively, and received expense allowances of $3,505, $3,539, and $163 in 2007, 2006, and 2005,
     respectively.

     Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2007, 2006, and 2005, $11,652, $12,659, and $13,807, respectively, were amortized and included in other revenue on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2007 and 2006 was $54,026 and $65,677, respectively.

     During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,346,440 and $2,364,625 were recorded as of December 31, 2007 and 2006, respectively, in connection with these agreements.

     During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In 2004, the majority of the in-force business that was coinsured with RGA was novated. At December 31, 2007 and 2006, the remaining deferred gain after the novation was $6,841 and $8,531, respectively, and was included in deferred income on reinsurance on the Consolidated Balance Sheets. Deferred gain amortization was $1,689, $1,890 and $2,066 during 2007, 2006, and 2005, respectively, and was included in deferred gain on reinsurance in the Consolidated Statements of Operations.

                                      44                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

(14) INCOME TAXES
     INCOME TAX EXPENSE

     Total income tax expense for the years ended December 31 is as follows:


                                                                    2007             2006             2005
---------------------------------------------------------------------------------------------------------------

Income tax expense attributable to operations:
      Current tax expense                                    $        64,494  $        81,510  $        54,032
      Deferred tax (benefit) expense                                 (60,705)          28,558          (20,076)
---------------------------------------------------------------------------------------------------------------
           Total income tax expense
                attributable to operations                             3,789          110,068           33,956

Tax expense (benefit) attributable to equity
      earnings of equity method investees                                197           (1,266)           1,606
---------------------------------------------------------------------------------------------------------------
Total income tax expense
      attributable to net income                                       3,986          108,802           35,562

Income tax effect on equity:
      Income tax expense (benefit) allocated to
        stockholder's equity:
           Attributable to unrealized
                gains and (losses) on investments                    111,800              213         (102,934)
           Attributable to unrealized
                gains and (losses) on post-retirement
                obligation                                              (564)           1,304                -
           Attributable to unrealized
                gains and on foreign exchange                          3,513               68              587
---------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                            $       118,735  $       110,387  $       (66,785)
---------------------------------------------------------------------------------------------------------------

     COMPONENTS OF INCOME TAX EXPENSE

     Income tax expense computed at the statutory rate of 35% varies from income tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

                                                                   2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Income tax expense computed at
      the statutory rate                                    $         20,779  $      126,494  $       126,544
Dividends-received deductions and
      tax-exempt interest                                            (18,259)        (19,798)         (14,473)
Accrual (release) of tax contingency reserve                          (2,361)          4,400           (2,929)
IRS settlement                                                             -               -          (81,199)
Foreign tax, net                                                         688             389            4,848
Other                                                                  2,942          (1,417)           1,165
--------------------------------------------------------------------------------------------------------------

           Income tax expense as reported                   $          3,789  $      110,068  $        33,956
--------------------------------------------------------------------------------------------------------------

                                      45                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company was under audit by the IRS for the years ended December 31, 1991 through December 31, 2002. In June 2005, the joint Committee on Taxation approved the settlement of a refund claim filed by the Company that related to years under audit. This refund claim resulted in a net benefit, including tax and interest, of approximately $81,199. The benefit is reflected in income tax expense attributable to operations in the 2005 Consolidated Statement of Operations. During 2005, the Company also recorded a release of tax contingency reserve as a result of the IRS finalizing their audit of years 1991 through 2002.

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE CONSOLIDATED BALANCE SHEET
     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability, which is included in other liabilities on the consolidated balance sheets, at December 31 are as follows:

                                                                              2007                2006
-------------------------------------------------------------------------------------------------------------

Deferred tax assets:
      Policy reserves                                                $        1,710,145  $         1,701,390
      Coinsurance deferred income                                                28,424               63,195
      Expense accruals                                                           84,972               33,787
      Other-than-temporarily impaired assets                                    466,525              227,030
      Provision for post-retirement benefits                                      2,442                2,280
      Other                                                                         154                1,981
-------------------------------------------------------------------------------------------------------------

           Total deferred tax assets                                          2,292,662            2,029,663
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                              1,778,976            1,675,840
      Investment income                                                         103,761              140,383
      Depreciation/amortization                                                  24,276               23,907
      Value of business acquired                                                  9,924               18,846
      Deferred intercompany gain                                                  7,858                7,421
      Net unrealized gain on investments and foreign exchange                   404,312              162,358
      Other                                                                       4,599                8,242
-------------------------------------------------------------------------------------------------------------

           Total deferred tax liabilities                                     2,333,706            2,036,997
-------------------------------------------------------------------------------------------------------------

Net deferred tax liability                                           $           41,044  $             7,334
-------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset, as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     Income taxes paid by the Company were $143,000, $83,896, and $239,034 in 2007, 2006, and 2005, respectively. At December 31, 2007 and 2006, respectively, the Company had a tax receivable from AZOA of $103,550 and $45,387, reported in other assets on the Consolidated Balance Sheets.

     At December 31, 2007 and 2006, the Company had a tax payable separate from the agreement with AZOA in the amount of $236 and $1,028, respectively. These amounts are for foreign taxes and taxes on a majority owned subsidiary.

                                      46                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company and its subsidiaries, except Allianz Life and Annuity Company, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. With few exceptions, the Company is no longer subject to U.S. Federal, state, and local, or non-U.S. income tax examinations by tax authorities for years before 2003. The Company's parent AZOA had net operating losses in 2000 through 2003 that were carried forward and used to offset taxable income in 2005 through 2007. Although the statute has closed for these years, they remain open to the extent that net operating losses utilized in future years can be adjusted. The years in which the net operating losses were used to offset taxable income will be open for examination for three years after the tax return for the given year was filed. 2005 through 2007 will close in 2009 through 2011, respectively. The tax year 2004 will close in 2008. The IRS has notified AZOA of its intent to initiate an audit of tax year 2006 during the calendar year 2008. At this time the Company is not aware of any adjustments that may be proposed by the IRS.

     The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized a $21,578 increase in the liability for unrecognized tax benefits, which was accounted for as an increased current tax liability and an increased deferred tax asset as of January 1, 2007. It is reasonably expected that the amount of unrecognized tax benefits will increase in 2008 by approximately the same amount as it did in year 2007. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:


   Balance at January 1, 2007               $ 21,578
   Additions based on tax positions
       related to the current year             1,383
                                        -------------
                                        -------------
   Balance at December 31, 2007             $ 22,961
                                        =============
     Included in the balance at December 31, 2007 are $22,961 of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

     The Company recognizes interest and penalties accrued related to unrecognized tax benefits in Federal Income Tax Expense. During the years ended December 31, 2007, 2006, and 2005, the Company recognized (benefits) expense of approximately $(3,632), $6,769, and $0, respectively, in interest and penalties. The Company had approximately $3,137, and $6,769 for the payment of interest and penalties accrued at December 31, 2007 and 2006, respectively.

(15) RELATED-PARTY TRANSACTIONS
     Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales LLC (Life Sales) on February 1, 2006 for $23,587. AZIIG transferred its interest in Life Sales to a related party, Fireman's Fund Insurance Company, a sister company wholly owned by the same parent company, Allianz of America, Inc. As a result of this sale, the Company recognized a gain on the sale net of tax of $14,593.

     The Company held related-party invested assets of $725,826 and $218,553 at December 31, 2007 and 2006, respectively, representing 1.5% and 1% of total invested assets and 18.7% and 6.5% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+.

                                      47                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     In December 2003, the Company entered into an agreement to lend Allianz SE $350,000. On November 30, 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. On December 27, 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $130,000 at December 31, 2007 and will be repaid, plus interest over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $6,734, $13,056, and $13,468 was earned during 2007, 2006, and
     2005, respectively, and is included in the affiliated net investment income on the Consolidated Statements of Operations. The loan was collateralized by a (euro)100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $151,980 at December 31, 2007.

     Effective January 26, 2001, the Company entered into an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2007 and 2006, in the amount of $12,283, and $11,447, respectively. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company
     (AGR), which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $6,137, $6,974, and $7,180 was earned during 2007, 2006, and 2005, respectively, and is included in the affiliated net investment income on the Consolidated Statements of Operations.

     In September 2005, the Company purchased corporate bonds with a carrying value of $98,081 from Fireman's Fund Insurance Company. This transaction included $1,560 of accrued interest and resulted in no gain or loss being recorded by either party.

     Beginning in 2005, the Company began participating in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company is an affiliate, Dresdner Klienwort Wasserstein. The Company had $177 and $150 in fair value of loaned securities outstanding as of December 31, 2007 and 2006, respectively. The fair value of collateral accepted that can be sold or repledged amounted to $199 and $151, of which none was sold or repledged as of December 31, 2007 or 2006, respectively. The Company earned fee revenue of $5,190, $4,451, and $4,025 for the years ended December 31, 2007, 2006, and 2005, respectively, in connection with these arrangements, which is reported in non-affiliated net investment income on the Consolidated Statements of Operations. See further discussion in note 2.

     In December 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. The fair value of the loan was $256,950 and $254,558 at December 31, 2007 and 2006, respectively. The outstanding loan balance is included as a component of stockholder's equity on the Consolidated Balance Sheets. Interest of $15,000 was earned during 2007, 2006, and 2005 and is included in non-affiliated net investment income on the Consolidated Statements of Operations.

     The Company purchases and writes option contracts with Dresdner Bank Aktiengesellschaft, a subsidiary of Allianz SE, as part of a derivative hedging strategy (see further discussion in note 2). At December 31, 2007 and 2006, options purchased were $1,772 and $1,600, respectively.

     The Company has real estate investment properties leased to affiliates. The Company reported $4,064, $3,993, and $3,407 in 2007, 2006, and 2005, respectively, for rental income included in the affiliated net investment income on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to Fireman's Fund Insurance Company
     (FFIC). The Company received rental income of $86, $24, and $22 in 2007, 2006, and 2005, respectively. In addition, the Company leases office space from FFIC pursuant to a

                                      48                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $157, $150, and $64 in 2007, 2006, and 2005, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

     The Company incurred fees for services provided by affiliated companies. The Company incurred fees of $50,929, $19,779, and $16,736 in 2007, 2006, and 2005, respectively. The Company's liability for these expenses was $11,906 and $100 at December 31, 2007 and 2006, respectively, and is included in accrued expenses on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

     The Company provides various services to affiliated companies. The Company earned $5,330, $1,779, and $815 in 2007, 2006, and 2005, respectively, for related administrative expenses incurred. The receivable for these expenses was $1,261 and $405 for 2007 and 2006, respectively. On a quarterly basis, the Company receives payment through cash settlement.

     The Company has agreements with Pacific Investment Management Company (PIMCO) and Oppenheimer Capital, affiliates of the Company's, related to its separate accounts, where the policyholders of variable annuity products may choose to invest in specific investment options managed by these affiliates. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $3,874, $2,699, and $2,322 during 2007, 2006, and 2005, respectively, which is included in other revenue on the Consolidated Statements of Operations. The receivable for these fees at December 31, 2007 and 2006 was $669 and $725, respectively, which is included in non-affiliated receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $4,097, $3,347, and $3,387 during 2007, 2006, and 2005, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $315 and $351 at December 31, 2007 and 2006, respectively, included in accrued expenses on the Consolidated Balance Sheets.

     In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least "AA" by S&P or Moody's. Through this agreement, AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company's, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from a wholly owned subsidiary of Dresdner Bank, Dresdner Bank Luxembourg. The effect of the agreement will result in a Reference Portfolio whereby DKPII will designate a portfolio of assets in accordance with pre-established investment guidelines. As of December 31, 2007, the value of this forward agreement is $519,556 and is included in loans to affiliates on the Consolidated Balance Sheets. Income earned in 2007 was $19,556 and is included in the non-affiliated net investment income on the Consolidated Statements of Operations. AZLPF is contractually protected from counterparty exposure to Dresdner Bank. Dresdner Bank pledges high-quality fixed income securities as collateral, based on 101% of the current market value of the AZLPF position in the investment.

     In September 2007, the Company received a capital contribution of $150,000 from AZOA.

(16) EMPLOYEE BENEFIT PLANS
     The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the

                                      49                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. The Company has not yet determined if there will be a profit-sharing contribution under the AAAP for the plan year ended December 31, 2007. The Company declared a profit-sharing contribution of 1.5% of employees' salaries for the plan year ended December 31, 2006 and 2.5% of employees' salaries for the plan year ended December 31, 2005, reported in general and administrative expenses on the Consolidated Statements of Operations and funded in 2007 and 2006, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the Company's discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $9,960, $12,679, and $10,751 in 2007, 2006, and 2005, respectively, toward the AAAP matching contributions and administration expenses.

     The Company sponsors a deferred compensation plan for a defined group of highly compensated employees, with a minimum base salary of $125, for the purpose of providing tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan and funds are invested the first day of each month, with the Company paying any fee expense. The accrued liability of $14,776 and $17,860 as of December 31, 2007 and 2006, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $11,067 and $3,239 as of December 31, 2007 and 2006, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees Stock Appreciation Rights (SARs) and Restricted Stock Units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. Expense of $4,326, $10,980, and $6,660 was recorded in 2007, 2006, and 2005, respectively, and is included in general and administrative expenses on the Consolidated Statements of Operations. The related liability of $6,192 and $14,860 as of December 31, 2007 and 2006, respectively, is recorded in accrued expenses on the Consolidated Balance Sheets. See further discussion in note 2.

     The Company is participating in an Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz SE at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $457, $281, and $297 in 2007, 2006, and 2005, respectively.

                                      50                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. The Company expensed $5,712, $5,135 and $408 in 2007, 2006, and 2005, respectively, toward severance payments.

     The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain post-retirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2007 and 2006 was $6,978 and $6,514, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. During 2005, for tax advantages, the Company pre-funded its post-retirement liability. The Company plans to continue pre-funding in the future. The Company's plan assets at December 31, 2007 and 2006 were $14,503 and $13,500, respectively.

     In 2006, the Company adopted SFAS No. 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS. The amounts recognized in accumulated other comprehensive income consist of:

                                     2007           2006           2005
   -------------------------------------------------------------------------

   Net actuarial gain (loss)             $ 78       $ (2,763)           $ -
   Prior service (cost) credit         (1,190)         5,185              -
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
   Total                             $ (1,112)       $ 2,422            $ -
   -------------------------------------------------------------------------

     Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost are $297 and $(1,188), respectively.

     No plan assets are expected to be returned to the Company during the next 12-month period.

(17) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS
     Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, and accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

     The statutory capital and surplus of the Company reported in the statutory annual statement filed with the Sate of Minnesota as of December 31, 2007 and 2006 was $2,441,338 and $2,447,865, respectively. The statutory net income of the Company for the years ended December 31, 2007, 2006, and 2005 was $78,077, $318,528, and $468,803, respectively.

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2007 and 2006 were in compliance with these requirements.

                                      51                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $244,134 can be paid in 2008 without prior approval of the Commissioner of Commerce.

     REGULATORY RISK-BASED CAPITAL
     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 555% and 594% as of December 31, 2007 and 2006, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

(18) COMMITMENTS AND CONTINGENCIES
     The Company and its subsidiaries are involved in various pending or threatened legal proceedings. This includes putative and certified class action proceedings arising from the conduct of the Company's business relating to sales practices of fixed annuities. In November 2007, the Company settled one of the pending class action lawsuits. The Company also owns a registered retail broker-dealer that is subject to a putative class action proceeding. For each of the above-mentioned lawsuits, the Company cannot predict the potential outcome at this stage of the proceedings. The Company recognizes legal costs for defending itself as incurred.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The financial services industry, including mutual fund, variable and fixed annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years. Many regulators, including the U.S. SEC, the Financial Industry Regulatory Authority (FINRA) (formerly known as National Association of Securities Dealers), and state Attorneys General, commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and commenced enforcement actions against some mutual fund and life insurance companies on those issues. Like others in the industry, the Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in variable insurance products. The Company has responded to these requests, and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products. Also under investigation are compensation and revenue-sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. Like others in the industry, the Company and/or its affiliates have

                                      52                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in responding to these requests.

     Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Included in these proceedings are several lawsuits brought by the Minnesota Attorney General's Office against insurance companies that offer annuities. One of these lawsuits was filed against the Company in January 2007 alleging unsuitable sales of fixed annuities to seniors. That lawsuit was settled in October 2007. While the Company expressly denied the allegations, the Company agreed to adopt certain modifications to the Company's suitability review process and to offer a review process to Minnesota seniors who had purchased deferred fixed annuities since 2001. The Company is also subject to ongoing market conduct examinations by state insurance regulators. In some instances, these examinations may lead to enforcement proceedings. In February 2008, the Company agreed to a settlement with the California Department of Insurance arising out of a market conduct examination report and related enforcement proceeding issued in 2006. While denying the Department's allegations, the Company agreed to adopt additional modifications to the Company's suitability review process, to certain enhancements to the Company's existing processes and to payment of certain penalties, contributions and costs. The impact of these settlements was not material to the Consolidated Financial Statements.

     A model regulation has been approved by the NAIC regarding the suitability of sales to seniors, and now has been expanded to include purchasers of all ages. In addition, the SEC has recently approved a proposed FINRA regulation governing the suitability of sales of variable annuities. It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

     In addition, federal regulators have commenced a number of inquiries into the FIA industry and have issued various regulatory pronouncements. Among these are inquiries by the SEC and FINRA and a regulatory pronouncement by FINRA. In the SEC inquiry, the staff of the SEC inquired of a number of issuers of unregistered FIAs as to how modern FIA products are structured; how the products are distributed; and whether certain FIAs should be required to register as securities. Like other FIA issuers, the Company was contacted regarding this matter. The Company responded, and there has been no further public action by the SEC. The North American Securities Administrators Association (NASAA) has identified attempting to get FIA's classified as securities as one of its top legislative priorities for 2008. In addition, FINRA has initiated various inquiries regarding transactions that involve exchanges from variable annuities into FIAs. Like other FIA issuers, the Company was contacted regarding this matter, and is responding. In addition, FINRA in 2005 issued a regulatory Notice to Members advising member firms of the unique issues raised by FIAs, and suggesting that broker-dealers consider taking various actions when their registered representatives sell FIAs as an outside business activity. As a result of this Notice to Members, certain firms have instituted enhanced procedures regarding FIA sales by the representatives, and some firms have placed restrictions on these sales.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when principals of the field marketing organizations choose to exercise certain available options. The exercise period for the various put options ranges from five to ten years, the latest of which expires in 2016.

                                      53                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $28,436.

     The Company has limited partnership investments that require the commitment of capital over a period of up to ten years. The Company had capital commitments of $68,818 and $98,568, of which $53,394 and $82,176 has been funded, at December 31, 2007 and 2006, respectively.

     Beginning in 2005, the Company has private placement investments that require commitments of capital within the next year. The Company had capital commitments of $33,000 and $22,500 at December 31, 2007 and 2006, respectively, related to private placements. Funding of the private placements occurred in January 2008.

     The Company has commercial mortgage loan investments that require commitments of capital within the next year. The Company had capital commitments of $182,360 and $260,837 at December 31, 2007 and 2006, respectively. These commercial mortgage loan commitments are expected to be fully funded by August 31, 2008.

     The Company leases office space and certain furniture and equipment pursuant to operating leases. Expense for all operating leases was $5,454, $9,739, and $8,603 in 2007, 2006, and 2005, respectively. A partial buyout of an operating lease during 2006 and the subsequent refinancing as a capital lease, reduced future minimum lease payments required under these leases. The future minimum lease payments required under operating leases are as follows:


2008                                                 $ 4,556
2009                                                   2,889
2010                                                   1,782
2011                                                   1,163
2012 and beyond                                        3,072
-------------------------------------------------------------
Total                                               $ 13,462
-------------------------------------------------------------


     During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company's headquarters. Expense for all capital leases was $3,120 and $64 for the years ended December 31, 2007 and 2006, respectively. The future minimum lease payments and present value of the net minimum lease payments are as follows:


2008                                                            $ 2,898
2009                                                              2,731
2010                                                                886
2011                                                                886
2012 and beyond                                                   1,717
------------------------------------------------------------------------
Total minimum lease payments                                      9,118

Less: Executory costs (estimated)                                   572
------------------------------------------------------------------------
Net minimum lease payments                                        8,546
Less: Imputed interest                                              598
------------------------------------------------------------------------
------------------------------------------------------------------------
Present value of net minimum lease payments                     $ 7,948
------------------------------------------------------------------------



                                      54                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years, with some leases containing renewal options. Under net leases, in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2007 are as follows:


2008                                                $ 17,868
2009                                                  15,911
2010                                                  12,794
2011                                                  11,197
2012 and beyond                                       28,442
-------------------------------------------------------------
Total                                               $ 86,212
-------------------------------------------------------------


(19) CAPITAL STRUCTURE

The Company is authorized to issue three types of capital stock, as outlined in the table below:

                               Authorized,    Par value,                                   Voluntary or involuntary
                                 Issued,      per share                                       liquidation rights
                               Outstanding                         Redemption rights
                             -----------------------------------------------------------------------------------------
Common Stock                       40,000,000       $ 1.00            None                        None
                                   20,000,001
                                   20,000,001
----------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                           200,000,000
                                   18,903,484         1.00         Designated by Board for    Designated by Board for
                                   18,903,484                      each series issued         each series issued

----------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195                      $35.02 per share plus an   $35.02 per share plus an
                                    8,909,195                       amount to yeld a             amount to yeld a
                                       8,909          1.00        compounded annual return    compounded annual return
                                                                     of 6%, after actual        of 6%, after actual
                                                                        dividends paid            dividends paid
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00        $35.02 per share plus an   $35.02 per share plus an
                                    9,994,289                      amount to yeld a             amount to yeld a
                                         9,99                    compounded annual return    compounded annual return
                                                                    of 6%, after actual        of 6%, after actual
                                                                       dividends paid            dividends paid
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00          Designated by Board for    Designated by Board for
                                            0                       each series issued         each series issued
                                            0
----------------------------------------------------------------------------------------------------------------------


     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

                                      55                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

     As discussed in notes 2 and 15 to these consolidated financial statements, the Company carried out various capital transactions with related parties during 2007, 2006, and 2005.


(20) FOREIGN CURRENCY TRANSLATION
     An analysis of foreign currency translation (as described in note 2) for the respective years ended December 31 follows:


                                                                            2007             2006              2005
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments                     $ 7,889          $ 7,759           $ 6,668
----------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from
      translation adjustments                                               10,032              198             1,678
Amount of income tax expense for the period
      related to aggregate adjustment                                       (3,512)             (68)             (587)
----------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                 6,520              130             1,091
----------------------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments                       $ 14,409          $ 7,889           $ 7,759
----------------------------------------------------------------------------------------------------------------------

Canadian foreign exchange rate at end of year                              1.01322          0.85933           0.85605
----------------------------------------------------------------------------------------------------------------------

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007

                     Type of Investment                            Cost (1)           Fair Value            Amount at which
                                                                                                             shown in the
                                                                                                       Consolidated Balance Sheet
-------------------------------------------------------------   ----------------    ----------------    -------------------------
-------------------------------------------------------------   ----------------    ----------------    -------------------------

Fixed-maturity securities:
     Available-for-sale fixed-maturity securities:
         U.S. government                                            $ 1,929,269          $2,097,769           $2,097,769
         Agencies not backed by the full faith
              and credit of the U.S. government                          33,726              36,130               36,130
         States and political subdivisions                              289,978             307,689              307,689
         Foreign government                                             215,739             229,495              229,495
         Public utilities                                             1,451,535           1,490,340            1,490,340
         Corporate securities                                        19,015,811          19,563,675           19,563,675
         Mortgage-backed securities                                  10,276,194          10,618,797           10,618,797
         Collateralized mortgage obligations                             45,180              47,427               47,427
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
            Total available-for-sale fixed-maturity securities       33,257,432          34,391,322           34,391,322
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
     Trading fixed-maturity securities:
         U.S. government                                              1,171,353           1,208,702            1,208,702
         Agencies not backed by the full faith
              and credit of the U.S. government                          20,643              21,169               21,169
         States and political subdivisions                               57,957              57,363               57,363
         Foreign government                                              40,953              41,508               41,508
         Public utilities                                               303,902             299,256              299,256
         Corporate securities                                         3,526,505           3,460,176            3,460,176
         Mortgage-backed securities                                     899,532             897,377              897,377
         Collateralized mortgage obligations                             41,078              41,542               41,542
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
            Total trading fixed-maturity securities                   6,061,923           6,027,093            6,027,093
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
                Total fixed-maturity securities                      39,319,355         $40,418,415           40,418,415
-------------------------------------------------------------   ----------------    ================    -----------------
-------------------------------------------------------------   ----------------    ================    -----------------
Equity securities:
     Available-for-sale equity securities:
         Common stocks:
            Industrial and miscellaneous                                 17,361            $ 16,268               16,268
         Preferred stocks                                                   240                 451                  451
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
            Total available-for-sale equity securities                   17,601              16,719               16,719
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
     Trading equity securities:
         Common stocks:
            Industrial and miscellaneous                                 25,079              29,325               29,325
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
                Total equity securities                                  42,680            $ 46,044               46,044
-------------------------------------------------------------   ----------------    ================    -----------------
-------------------------------------------------------------   ----------------    ================    -----------------
Other investments:
     Mortgage loans on real estate                                    4,402,214                                4,402,214
     Short-term securities                                              737,039                                  737,039
     Options                                                            379,855                                  379,855
     Real estate                                                        327,967                                  327,967
     Loans to affiliates                                                725,826                                  725,826
     Policy loans                                                       169,058                                  169,058
     Partnerships                                                        20,501                                   20,501
     Investment in equity-method investees                                  562                                      562
-------------------------------------------------------------   ----------------                        -----------------
-------------------------------------------------------------   ----------------                        -----------------
            Total other investments                                   6,763,022                                6,763,022
                                                                ----------------                        -----------------
                                                                ----------------                        -----------------
                Total investments                            $       46,125,057                              $47,227,481
                                                                ================                        =================
                                                                ================                        =================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.



    See accompanying report of independent registered public accounting firm.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

                                      As of December 31,                                     For the year ended December 31,
           --------------------------------------------------------------------  ---------------------------------------------------
           --------------------------------------------------------------------  ---------------------------------------------------
                                       Future                       Net premium                      Net change  Net change
                                  benefit reserves          Policy   revenue                            in           in
            Deferred    Deferred  and policy and             and     and other     Net                deferred     policy      Other
           acquisition    sales  contract account Unearned contract   contract   investment   Net      sales   acquisition operating
             costs    inducements     balances    premiums  claims  considerations income   benefits inducements*  costs**  expenses
------------------------------------------------------------------------------------------------------------------------------------
2007:
Life     $  188,301    $ (264  $ 2,055,549     $ 186  $ 19,952  $ 70,955    $ 43,857     $ 61,244    $ 8,046    $ (23,490)  $ 83,638
Annuities 5,283,977   768,180   50,737,462   149,998         -   255,719   2,097,837    1,082,802    (91,216)    (609,862) 1,532,096
Accident
and health  103,214         -    1,061,074    67,223   298,153   128,585      19,866       82,937          -      (17,383     70,702
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

          5,575,492 $ 767,916 $ 53,854,085 $ 217,407 $ 318,105 $ 455,259 $ 2,161,560  $ 1,226,983  $ (83,170)  $ (650,735 $1,686,436
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

2006:
Life     $  170,869   $ 8,393  $ 1,934,148     $ 190  $ 15,215  $ 61,008    $ 38,414     $ 46,474   $ (5,930)   $ (24,179)  $ 72,942
Annuities 5,008,526   712,929   45,909,869   201,549         -   281,255   1,634,027      905,150   (133,209)    (998,281) 1,467,394
Accident
and health   85,831         -      879,263    60,765   389,587   293,674      17,247      246,033          -      (27,186)   120,617
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

          5,265,226 $ 721,322 $ 48,723,280 $ 262,504 $ 404,802 $ 635,937 $ 1,689,688  $ 1,197,657 $ (139,139) $(1,049,646)$1,660,953
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

2005:
Life     $  148,320   $ 2,536  $ 1,867,883     $ 236  $ 24,978  $ 54,415    $ 27,533     $ 46,821   $ (2,736)   $ (22,032)  $ 34,614
Annuities 4,119,805   588,001   39,243,997   222,636         -   308,022   1,385,131    1,057,950   (190,365)    (961,894) 1,652,776
Accident
and health   58,646         -      713,352    53,250   370,880   285,412      13,284      222,245          -      (20,953)    97,451
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

         $4,326,771 $ 590,537 $ 41,825,232  $ 276,122 $ 395,858 $ 647,849 $ 1,425,948 $ 1,327,016 $ (193,101) $(1,004,879)$1,784,841
         ----------- --------- ------------- --------- --------- --------- ----------- ----------- ----------- ------------ --------
         ----------- --------- ------------- --------- --------- --------- ----------- ----------- ----------- ------------ --------

*     See note 10 for aggregate gross amortization of deferred sales inducements.
**    See note 9 for aggregate gross amortization of deferred acquisition costs.



    See accompanying report of independent registered public accounting firm.

                                                                                                                Percentage
                                                           Ceded             Assumed                            of amount
                                        Direct            to other         from other            Net             assumed
           Year ended                   amount           companies          companies          amount             to net
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2007:
     Life insurance in force           $ 21,558,390      $ 21,380,158        $ 9,487,390       $ 9,665,622             98.2%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 121,600          $ 75,160           $ 24,515          $ 70,955             34.6%
        Annuities                           253,812            (2,680)              (774)          255,718             -0.3%
        Accident and health                 259,045           182,914             52,455           128,586             40.8%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 634,457         $ 255,394           $ 76,196         $ 455,259             16.7%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2006:

     Life insurance in force           $ 19,670,790      $ 21,512,211       $ 10,097,563       $ 8,256,142            122.3%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 110,030          $ 71,272           $ 22,250          $ 61,008             36.5%
        Annuities                           280,396            (2,017)            (1,158)          281,255             -0.4%
        Accident and health                 404,556           251,341            140,459           293,674             47.8%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 794,982         $ 320,596          $ 161,551         $ 635,937             25.4%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2005:

     Life insurance in force           $ 18,735,647      $ 21,663,520       $ 10,980,508       $ 8,052,635            136.4%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 109,632          $ 74,698           $ 19,481          $ 54,415             35.8%
        Annuities                           309,755               472             (1,262)          308,021             -0.4%
        Accident and health                 369,401           198,097            114,109           285,413             40.0%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 788,788         $ 273,267          $ 132,328         $ 647,849             20.4%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

                                       10


                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

 a.  Financial Statements

    The following financial statements of the Company are included in Part B hereof.

      1. Report of Independent Registered Public Accounting Firm.
      2. Consolidated Balance Sheets as of December 31, 2007 and 2006.
      3. Consolidated Statements of Operations for the years ended December 31, 2007, 2006 and 2005.
      4. Consolidated Statements of Comprehensive Income for the years ended December 31, 2007, 2006 and 2005.
      5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.
      6. Consolidated Statements of Cash Flows for the years ended
         December 31, 2007, 2006 and 2005.
      7. Notes to Consolidated Financial Statements - December 31, 2006, 2005 and 2004.
      8. Supplemental Schedules:
         -Schedule I - Summary of Investments - Other than Investments in
          Related Parties.
         -Schedule III - Supplemental Insurance Information
         -Schedule IV - Reinsurance

     The following financial statements of the Variable Account are included in Part B hereof.

      1. Report of Independent Registered Public Accounting Firm.
      2. Statements of Assets and Liabilities as of December 31, 2006.
      3. Statements of Operations for the year or period ended December 31, 2007.
      4. Statements of Changes in Net Assets for the years or periods ended December 31, 2007 and 2006.
      5. Notes to Financial Statements - December 31, 2007.

   b.  Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account dated May 31, 1985 (1) incorporated by reference as exhibit EX-99.B1.
     2.   Not Applicable
     3.a. Principal Underwriter's Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14,1988.(2) incorporated by reference as exhibit EX-99.B3.a. North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC which is the predecessor to Allianz Life Financial Services, LLC.
     3.b. Copy of Broker-Dealer Agreement between North American Life and
          Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003. (8) incorporated by reference as exhibit EX-99.B3.b. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)
     3.c. Form of General Agency Agreement with Allianz Life Financial Services,
          LLC dated May, 2006(5) incorporated by reference as exhibit
          EX-99.B3.b.
     4.a. Individual Variable Annuity "Base" Contract-L40529(7) incorporated by reference as exhibit EX-99.B4.a.
     4.b. Individual Variable Annuity "Bonus" Contract-L40530(7) incorporated by reference as exhibit EX-99.B4.b.
     4.c. Schedule Pages - Target Date Retirement Benefit(12)incorporated by reference as exhibit EX-99.B4.c.
     4.d. Schedule Pages - Lifetime Plus Benefit(12)incorporated by reference as exhibit EX-99.B4.d.
     4.e. Schedule Pages - Lifetime Plus II Benefit(12)incorporated by reference as exhibit EX-99.B4.e.
     4.f. Schedule Pages - Lifetime Plus 10 Benefit**
     4.g. Asset Allocation Rider-S40741(7) incorporated by reference as exhibit
          EX-99.B4.d.
     4.h. Lifetime Plus Benefit Rider-S40742-01(9)incorporated by reference as exhibit EX-99.B4.f.
     4.i. Lifetime Plus II Benefit Rider-S40761(9)incorporated by reference as exhibit EX-99.B4.g.
     4.j. Lifetime Plus 10 Benefit Rider**
     4.k. Waiver of Withdrawal Charge Rider-S40749(7) incorporated by reference as exhibit EX-99.B4.f.
     4.l. Quarterly Value Death Benefit Rider-S40743(7) incorporated by reference as exhibit EX-99.B4.g.
     4.m. Target Date Retirement Rider(10) incorporated by reference as exhibit
          EX-99.B4.j.
     4.n. Target Benefit Asset Allocation Rider(10) incorporated by reference as exhibit EX-99.B4.k.
     4.o. Inherited IRA/Roth IRA Endorsement-S40713(6) incorporated by reference as exhibit EX-99.B4.q.
     4.p. Roth IRA Endorsement-S40342(6) incorporated by reference as exhibit
          EX-99.B4.l.
     4.q. IRA Endorsement-S40014(3) incorporated by reference as exhibit
          EX-99.B4.g.
     4.r. Unisex Endorsement(S20146)(3) incorporated by reference as exhibit
          EX-99.B4.h.
     4.s. Pension Plan and Profit Sharing Plan Endorsement-S20205(3)
          incorporated by reference as exhibit EX-99.B4.i.
     4.t. 403(b) Endorsement-S30072(4-99)(3) incorporated by reference as exhibit EX-99.B4.k.
     5.a. Application for Ind. Var. Annuity Contract-F40461-01(14) incorporated by reference as exhibit EX-99.B5.a.
     5.b. Application for Ind. Var. Annuity Contract-F40464-01(10) incorporated by reference as exhibit EX-99.B5.b.
     6.(i)Copy of Certificate of the Amendment of Charter of the Company dated
          October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(5) incorporated by reference as exhibit EX-99.B6.(i).
    6.(ii)Copy of the Restated  Bylaws of the Company (as amended  October 2,
          1996)(5) incorporated by reference as exhibit EX-99.B6.(ii).
     7.   Not Applicable

     8.a. 22c-2 Agreements (11)incorporated by reference as exhibit EX-99.B8.a.

     8.b. Form of Participation Agreement between BlackRock Series Fund, Inc.,
          BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC (11)incorporated by reference as exhibit EX-99.B8.b.
     8.c. Form of Adminstrative Service Agreement between BlackRock Advisors,
          LLC and Allianz Life (11)incorporated by reference as exhibit EX-99.B8.c.

     8.d. Copy of Participation Agreement between Davis Variable Account Fund,
          Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999(3) incorporated by reference as exhibit EX-99.B8.e.
     8.e. Copy of Amendments to Participation Agreement between Davis Variable
          Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/07(11) incorporated by reference as exhibit EX-99.B8.e.

     8.f. Copy of Administrative Services Agreement between Franklin Templeton
          Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(5) incorporated by reference as exhibit EX-99.B8.ac.
     8.g. Copy of Amendment to Administrative Services Agreement between
          Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 5/1/07(11) incorporated by reference as exhibit EX-99.B8.l.
     8.h. Copy of Participation Agreement between Franklin Templeton Variable
          Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(4) incorporated by reference as exhibit EX-99.B8.h.
     8.i. Copy of Amendments to Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/07 and 12/11/07(11) incorporated by reference as exhibit EX-99.B8.n.

     8.j. Copy of Participation Agreement between Premier VIT, Allianz Life
          Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006(6) incorporated by reference as exhibit EX-99.B8.ai.
     8.k. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006(6) incorporated by reference as exhibit EX-99.B8.aj.

     8.l. Copy of Amended and Restated Services Agreement between Pacific
          Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(8) incorporated by reference as exhibit EX-99.B8.u.
     8.m. Copy of Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.i.
     8.n. Copy of Amendments to Participation Agreement between Allianz Life
          Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05(8) incorporated by reference as exhibit EX-99.B8.w.
     8.o. Copy of Distribution Services Agreement between Allianz Life Insurance
          Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007(8) incorporated by reference as exhibit EX-99.B8.x.

     9.   Opinion and Consent of Counsel**
     10.  Consent of Independent Registered Public Accounting Firm**
     11.  Not Applicable
     12.  Not Applicable
     13.  Powers of Attorney(11) incorporated by reference as exhibit EX-99.B13.

          * Filed herewith
         ** To be filed by amendment

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 30, 1999.
(4) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on
     March 30, 2005.
(5) Incorporated by reference from the initial Registration Statement to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on May 19, 2006.
(6) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(7) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 9, 2007.
(8) Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(9) Incorporated by reference from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on October 31, 2007.
(10) Incorporated by reference from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on December 28, 2007.
(11) Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.
(12) Incorporated by reference from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 25, 2008.

Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Charles M. Kavitsky                                Director
     -------------------------------------------------- ------------------------------------------------------
     Jill E. Paterson                                   Director, Executive Vice President and
                                                        Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     Gary C. Bhojwani                                   Director, President and Chief Executive Officer
     -------------------------------------------------- ------------------------------------------------------
     Neil H. McKay                                      Senior Vice President and Chief Actuary
     -------------------------------------------------- ------------------------------------------------------
     Volker Stueven                                     Senior Vice President, Chief Investment Officer
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Senior Vice President, Chief Distribution Officer
     -------------------------------------------------- ------------------------------------------------------
     Juli M. Wall                                       Senior Vice President, Corporate Marketing & Communications
     -------------------------------------------------- ------------------------------------------------------
     Linda E. Wright                                    Senior Vice President, Treasurer
     -------------------------------------------------- ------------------------------------------------------
     Cynthia L. Pevehouse                               Senior Vice President, Secretary
     -------------------------------------------------- ------------------------------------------------------
     Jan R. Carendi                                     Director and Chairman of the Board
     Allianz AG
     Koenigin Strasse 28
     D-80802
     Munich, Germany
     -------------------------------------------------- ------------------------------------------------------
     Dr. Helmut Perlet                                  Director Allianz AG (Holding)
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Peter Huehne                                       Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     Clement Booth                                      Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Brigitte Bovermann                                 Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.

Item 27.  Number of Contract Owners

As of April 30, 2008 there were 5,443 Contract Owners of qualified and 2,775 non-qualified contracts.

Item 28.  Indemnification

The Bylaws of the Insurance Company provide:

       ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

              Section 1. RIGHT TO INDEMNIFICATION:

(a) Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
              (i)   a director of the Corporation; or
              (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
              (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or
              (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b) Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
              (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
              (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
              (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
              (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;
              (v) for any transaction for which the Indemnified Person derived an improper personal benefit;
              (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;
              (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
              (viii)in circumstances where indemnification is prohibited by applicable law;
              (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

              Section 2. SCOPE OF INDEMNIFICATION:

(a) Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b) Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c) Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

              Section 3. DEFINITIONS:

(a) "Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b) "Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
(c)           "Professional Services" shall mean services rendered pursuant to
              (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.   Allianz  Life  Financial  Services,   LLC  (previously  USAllianz  Investor
     Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                            Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Robert DeChellis           Chief Manager, Chief Executive Officer, President and Governor

Thomas Burns               Governor

Angela Wilson              Chief Financial Officer and Vice President

Catherine Q. Farley        Senior Vice President

Corey J. Walther           Senior Vice President

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Vice President and Chief Compliance Officer

Stewart D. Gregg           Vice President and Secretary

Carol Dunn                 Assistant Secretary


c.

For the period 1-1-2007 to 12-31-2007
-------------------------------------------------------------------------------------------------------
                                        Net Underwriting
                                        Discounts and     Compensation    Brokerage
Name of Principal Underwriter           Commissions       on Redemption   Commissions   Compensation
-------------------------------------------------------------------------------------------------------
Allianz Life Financial Services, LLC    $218,444,880.80    $0             $0            $0
-------------------------------------------------------------------------------------------------------

The $218,444,880.80 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

Item 30. Location of Accounts and Records

5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31. Management Services

Not  Applicable

Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 13th day of May, 2008.


                                  ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel

                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By:     GARY C. BHOJWANI*
                                      ------------------------------
                                           Gary C. Bhojwani
                                    President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 13th day of May, 2008.

Signature  and  Title

Jan R. Carendi*            Director and Chairman of the Board
Jan R. Carendi

Gary C. Bhojwani*          Director, President and Chief Executive Officer
Gary C. Bhojwani

Jill E. Paterson*          Director, Executive Vice President and
Jill E. Paterson           Chief Financial Officer

Peter Huehne*              Director
Peter Huehne

Dr. Helmut Perlet*         Director
Dr. Helmut Perlet

Charles Kavitsky*          Director
Charles Kavitsky

Clement Booth*             Director
Clement Booth

Dr. Brigitte Bovermann*    Director
Dr. Brigitte Bovermann



                               *By    Power of Attorney filed as Exhibit 13
                                      to this Registration Statement


                                By: /S/ STEWART D. GREGG
                                    --------------------
                                    Stewart D. Gregg
                                    Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 8
                                   TO FORM N-4

                      (FILE NOS. 333-139701 AND 811-05816)
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS

EXHIBIT


EX-99.B4.f. Schedule Pages - Lifetime Plus 10 Benefit(to be filed by amendment) EX-99.B4.j. Lifetime Plus 10 Benefit Rider(to be filed by amendment)
EX-99.B9.    Opinion and Consent of Counsel(to be filed by amendment)
EX-99.B10.   Consent of Independent Registered Public Accounting Firm
             (to be filed by amendment)